UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Mutual Funds (73.0%)	Value
Equity Mutual Funds (67.1%)
797,163	Thrivent Real Estate Securities Portfolio	$10,174,911
3,525,675	Thrivent Partner Small Cap Growth Portfolio	38,414,339
879,617	Thrivent Partner Small Cap Value Portfolio	14,893,859
1,959,294	Thrivent Small Cap Stock Portfolio	20,950,343
4,124,720	Thrivent Mid Cap Growth Portfolio II	37,106,393
1,651,527	Thrivent Partner Mid Cap Value Portfolio	19,394,373
3,230,487	Thrivent Mid Cap Stock Portfolio	34,052,240
1,638,635	Thrivent Partner Worldwide Allocation Portfolio	13,113,665
7,134,733	Thrivent Partner International Stock Portfolio	71,701,213
3,140,114	Thrivent Large Cap Growth Portfolio II	23,919,191
2,684,936	Thrivent Large Cap Value Portfolio	27,230,084
4,727,484	Thrivent Large Cap Stock Portfolio	38,196,183
521,806	Thrivent Equity Income Plus Portfolio	4,375,288

	Total Equity Mutual Funds	353,522,082

Fixed Income Mutual Funds (5.9%)
2,255,095	Thrivent High Yield Portfolio	10,436,806
1,430,365	Thrivent Income Portfolio	13,743,520
716,301	Thrivent Limited Maturity Bond Portfolio	6,959,290

	Total Fixed Income Mutual Funds	31,139,616

	Total Mutual Funds (cost $443,753,369)	384,661,698

Shares	Common Stock (21.1%)	Value
Consumer Discretionary (2.8%)
6,234	Amazon.com, Inc.[a]	846,141
5,063	Autoliv, Inc.[a]	260,896
15,342	Buffalo Wild Wings, Inc.[a]	738,104
15,335	Carnival Corporation	596,225
29,522	Carter’s, Inc.[a]	890,384
11,700	CBS Corporation	163,098
76,502	Chico’s FAS, Inc.	1,103,159
40,859	Cooper Tire & Rubber Company	777,138
9,940	Dana Holding Corporation[a]	118,087
3,201	Dollar Tree, Inc.[a]	189,563
6,495	Harman International Industries, Inc.[a]	303,836
12,010	Home Depot, Inc.	388,523
27,689	International Game Technology	510,862
8,740	J.C. Penney Company, Inc.	281,166
22,802	Jarden Corporation	759,079
17,082	Kohl’s Corporation[a]	935,752
27,550	Lowe’s Companies, Inc.	667,812
11,076	Macy’s, Inc	241,124
36,873	Melco Crown Entertainment, Ltd. ADR[a]	177,728
2,960	Omnicom Group, Inc.	114,878
2,782	Panera Bread Company[a]	212,795
9,600	Scientific Games Corporation[a]	135,168

Shares	Common Stock (21.1%)	Value
Consumer Discretionary (2.8%) - continued
12,893	Target Corporation	$678,172
3,920	Time Warner Cable, Inc.	208,975
12,996	Time Warner, Inc.	406,385
6,415	Toll Brothers, Inc.[a]	133,432
25,883	Walt Disney Company	903,576
101,119	Warner Music Group Corporation[a]	699,743
25,676	WMS Industries, Inc.[a]	1,076,851

	Total Consumer Discretionary	14,518,652

Consumer Staples (1.0%)
17,300	American Italian Pasta Company[a]	672,451
3,000	Del Monte Foods Company	43,800
6,464	Flowers Foods, Inc.	159,919
15,600	Herbalife, Ltd.	719,472
19,560	Kraft Foods, Inc.	591,494
6,593	Kroger Company	142,804
12,505	PepsiCo, Inc.	827,331
4,481	Philip Morris International, Inc.	233,729
21,125	Procter & Gamble Company	1,336,579
6,083	TreeHouse Foods, Inc.[a]	266,861
11,750	Walgreen Company	435,808

	Total Consumer Staples	5,430,248

Energy (2.3%)
9,091	Alpha Natural Resources, Inc.[a]	453,550
12,110	Baker Hughes, Inc.	567,232
7,050	BP plc ADR	402,343
54,200	Complete Production Services, Inc.[a]	626,010
24,611	Comstock Resources, Inc.[a]	782,630
15,856	ConocoPhillips	811,352
2,206	Devon Energy Corporation	142,133
3,545	EOG Resources, Inc.	329,472
36,641	Forest Oil Corporation[a]	946,071
3,946	Helmerich & Payne, Inc.	150,264
51,000	James River Coal Company[a]	810,900
21,228	Massey Energy Company	1,110,012
10,164	National Oilwell Varco, Inc.	412,455
12,750	Occidental Petroleum Corporation	1,077,885
45,751	Patterson-UTI Energy, Inc.	639,141
16,901	Schlumberger, Ltd.	1,072,537
3,647	Southwestern Energy Company[a]	148,506
13,920	Ultra Petroleum Corporation[a]	649,090
44,550	Valero Energy Corporation	877,635

	Total Energy	12,009,218

Financials (3.4%)
13,129	Affiliated Managers Group, Inc.[a]	1,037,191
8,570	Ameriprise Financial, Inc.	388,735
20,910	Bank of America Corporation	373,244
13,540	Bank of New York Mellon Corporation	418,115
9,930	Capital One Financial Corporation	411,201
21,800	Charles Schwab Corporation	407,442
56,910	Citigroup, Inc.[a]	230,486
9,933	Comerica, Inc.	377,851
3,100	Commerce Bancshares, Inc.	127,534
6,324	Duke Realty Corporation	78,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (21.1%)	Value
Financials (3.4%) - continued
4,200	Endurance Specialty Holdings, Ltd.	$156,030
9,490	Equity One, Inc.	179,266
20,502	Fifth Third Bancorp	278,622
9,363	Goldman Sachs Group, Inc.	1,597,609
3,535	Hanover Insurance Group, Inc.	154,161
15,500	Hartford Financial Services Group, Inc.	440,510
14,427	HCC Insurance Holdings, Inc.	398,185
21,500	Healthcare Realty Trust, Inc.	500,735
13,848	Host Hotels & Resorts, Inc.	202,873
13,092	IBERIABANK Corporation	785,651
5,417	IntercontinentalExchange, Inc.[a]	607,679
34,815	J.P. Morgan Chase & Company	1,557,971
11,500	KeyCorp	89,125
3,831	Lazard, Ltd.	136,767
3,374	MetLife, Inc.	146,229
13,224	Morgan Stanley	387,331
12,401	New York Community Bancorp, Inc.	205,113
59,027	Ocwen Financial Corporation[a]	654,609
12,200	Potlatch Corporation	427,488
7,750	Principal Financial Group, Inc.	226,378
8,180	Prudential Financial, Inc.	494,890
1,676	SVB Financial Group[a]	78,202
7,650	T. Rowe Price Group, Inc.	420,215
34,500	Texas Capital Bancshares, Inc.[a]	655,155
6,849	Travelers Companies, Inc.	369,435
12,486	W.R. Berkley Corporation	325,760
54,763	Washington Federal, Inc.	1,112,784
15,470	Wells Fargo & Company	481,426
42,100	Zions Bancorporation	918,622

	Total Financials	17,839,038

Health Care (2.8%)
3,469	Auxilium Pharmaceuticals, Inc.[a]	108,094
1,679	Beckman Coulter, Inc.	105,441
4,220	Biogen Idec, Inc.[a]	242,059
3,978	C.R. Bard, Inc.	344,574
10,445	Celgene Corporation[a]	647,172
7,106	Community Health Systems, Inc.[a]	262,425
10,074	Coventry Health Care, Inc.[a]	249,029
14,590	Covidien, Ltd.	733,585
10,541	Gilead Sciences, Inc.[a]	479,405
7,254	Hologic, Inc.[a]	134,489
33,331	ICON plc ADR[a]	879,939
91,824	King Pharmaceuticals, Inc.[a]	1,079,850
16,800	Lincare Holdings, Inc.[a]	753,984
8,322	Medco Health Solutions, Inc.[a]	537,268
17,144	Medtronic, Inc.	771,994
12,480	Merck & Company, Inc.	466,128
19,750	NuVasive, Inc.[a]	892,700
1,000	OSI Pharmaceuticals, Inc.[a]	59,550
109,056	Pfizer, Inc.	1,870,311
23,073	Thermo Fisher Scientific, Inc.[a]	1,186,875
24,961	Thoratec Corporation[a]	834,946
18,713	United Therapeutics Corporation[a]	1,035,390
30,048	UnitedHealth Group, Inc.	981,668
2,533	Varian Medical Systems, Inc.[a]	140,151
5,074	Vertex Pharmaceuticals, Inc.[a]	207,375

	Total Health Care	15,004,402

Industrials (2.4%)
3,180	3M Company	265,753

Shares	Common Stock (21.1%)	Value
Industrials (2.4%) - continued
3,060	Avery Dennison Corporation	$111,415
3,500	Cooper Industries plc	167,790
5,608	CSX Corporation	285,447
2,622	Danaher Corporation	209,524
28,700	Delta Air Lines, Inc.[a]	418,733
7,731	Dover Corporation	361,424
8,520	Eaton Corporation	645,560
9,336	FedEx Corporation	871,982
18,300	FTI Consulting, Inc.[a]	719,556
18,330	General Electric Company	333,606
5,325	Honeywell International, Inc.	241,063
4,980	Illinois Tool Works, Inc.	235,853
4,182	Ingersoll-Rand plc	145,826
7,050	ITT Corporation	377,951
78,618	Manitowoc Company, Inc.	1,022,034
5,532	Navistar International Corporation[a]	247,446
21,500	Old Dominion Freight Line, Inc.[a]	717,885
31,225	Oshkosh Corporation[a]	1,259,616
6,658	Parker Hannifin Corporation	431,039
1,720	Precision Castparts Corporation	217,941
5,754	Roper Industries, Inc.	332,811
29,100	Shaw Group, Inc.[a]	1,001,622
6,300	Spirit Aerosystems Holdings, Inc.[a]	147,294
4,275	SPX Corporation	283,518
18,580	Teledyne Technologies, Inc.[a]	766,797
5,620	Textron, Inc.	119,313
8,959	United Technologies Corporation	659,472
11,847	Werner Enterprises, Inc.	274,495

	Total Industrials	12,872,766

Information Technology (4.6%)
4,539	Akamai Technologies, Inc.[a]	142,570
8,900	Analog Devices, Inc.	256,498
8,438	Apple, Inc.[a]	1,982,339
83,484	Atmel Corporation[a]	419,924
47,059	Cisco Systems, Inc.[a]	1,224,946
76,500	Cogent, Inc.[a]	780,300
32,600	CommVault Systems, Inc.[a]	696,010
141,350	Compuware Corporation[a]	1,187,340
15,300	Corning, Inc.	309,213
38,370	Dell, Inc.[a]	575,934
12,174	eBay, Inc.[a]	328,089
3,879	F5 Networks, Inc.[a]	238,597
52,174	FormFactor, Inc.[a]	926,610
2,999	Google, Inc.[a]	1,700,463
20,490	Hewlett-Packard Company	1,089,043
30,091	Intel Corporation	669,826
5,103	International Business Machines Corporation	654,460
12,700	JDS Uniphase Corporation[a]	159,131
4,410	Juniper Networks, Inc.[a]	135,299
3,200	MasterCard, Inc.	812,800
8,004	Maxim Integrated Products, Inc.	155,198
4,150	McAfee, Inc.[a]	166,539
42,500	Micron Technology, Inc.[a]	441,575
46,580	Microsoft Corporation	1,363,397
20,516	Novellus Systems, Inc.[a]	512,900
23,900	ON Semiconductor Corporation[a]	191,200
36,177	Oracle Corporation	929,387
41,915	Polycom, Inc.[a]	1,281,761
24,440	QUALCOMM, Inc.	1,026,236
1,967	Research in Motion, Ltd.[a]	145,460
26,000	Synaptics, Inc.[a]	717,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (21.1%)	Value
Information Technology (4.6%) - continued
24,002	Teradyne, Inc.[a]	$268,102
105,823	TIBCO Software, Inc.[a]	1,141,830
10,306	Tyco Electronics, Ltd.	283,209
102,690	Vishay Intertechnology, Inc.[a]	1,050,519
6,066	Xilinx, Inc.	154,683

	Total Information Technology	24,119,248

Materials (1.0%)
6,588	Albemarle Corporation	280,846
6,050	Ball Corporation	322,949
2,632	Domtar Corporation[a]	169,527
12,999	E.I. du Pont de Nemours and Company	484,083
11,192	Freeport-McMoRan Copper & Gold, Inc.	934,980
2,340	Nucor Corporation	106,189
9,096	Owens-Illinois, Inc.[a]	323,272
15,713	Packaging Corporation of America	386,697
6,500	Pactiv Corporation[a]	163,670
5,600	Potash Corporation of Saskatchewan, Inc.	668,360
2,683	Silgan Holdings, Inc.	161,597
13,391	Steel Dynamics, Inc.	233,941
66,500	Thompson Creek Metals Company, Inc.[a]	899,745

	Total Materials	5,135,856

Telecommunications Services (0.3%)
17,609	American Tower Corporation[a]	750,319
3,410	Telephone and Data Systems, Inc.	115,429
10,907	Verizon Communications, Inc.	338,335
16,640	Vodafone Group plc ADR	387,546

	Total Telecommunications Services	1,591,629

Utilities (0.5%)
3,273	Alliant Energy Corporation	108,860
10,940	American Electric Power Company, Inc.	373,929
25,100	Cleco Corporation	666,405
4,851	DPL, Inc.	131,899
876	Entergy Corporation	71,262
8,310	Exelon Corporation	364,061
1,209	FirstEnergy Corporation	47,260
9,688	NV Energy, Inc.	119,453
6,577	Portland General Electric Company	127,002
18,679	Southwest Gas Corporation	558,876
3,775	UGI Corporation	100,188

	Total Utilities	2,669,195

	Total Common Stock (cost $104,267,040)	111,190,252

Principal Amount	Long-Term Fixed Income (1.9%)	Value
Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Trust
1,000,000	5.461%, 10/25/2036	860,186

Principal Amount	Long-Term Fixed Income (1.9%)	Value
Asset-Backed Securities (0.2%) - continued
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036	$323,355

	Total Asset-Backed Securities	1,183,541

Collateralized Mortgage Obligations (0.1%)
	Sequoia Mortgage Trust
200,585	5.713%, 9/20/2046	75,517
	WaMu Mortgage Pass Through Certificates
304,754	5.923%, 9/25/2036	259,398
424,264	6.033%, 10/25/2036	355,414

	Total Collateralized Mortgage Obligations	690,329

Commercial Mortgage-Backed Securities (1.3%)
	Banc of America Commercial Mortgage, Inc.
300,000	5.356%, 10/10/2045	291,501
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	963,488
600,000	5.694%, 6/11/2050	593,808
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
400,000	5.617%, 10/15/2048	409,286
	Credit Suisse Mortgage Capital Certificates
400,000	5.467%, 9/15/2039	384,258
	GS Mortgage Securities Corporation II
1,000,000	4.761%, 7/10/2039	992,381
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,000,000	5.814%, 6/12/2043	1,031,726
1,250,000	5.336%, 5/15/2047	1,218,864
	LB-UBS Commercial Mortgage Trust
600,000	5.866%, 9/15/2045	590,624
	Morgan Stanley Capital I, Inc.
550,000	4.970%, 4/14/2040	554,135

	Total Commercial Mortgage-Backed Securities	7,030,071

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
1,500,000	0.875%, 12/31/2010[b]	1,505,859

	Total U.S. Government and Agencies	1,505,859

	Total Long-Term Fixed Income (cost $9,288,854)	10,409,800

Principal Amount	Short-Term Investments (4.1%)[c]	Value
	Chariot Funding, LLC
5,560,000	0.100%, 4/1/2010	5,560,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Short-Term Investments (4.1%)[c]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.070%, 4/5/2010	$1,999,984
11,450,000	0.130%, 4/14/2010[b]	11,449,463
	Jupiter Securitization Corporation
2,195,000	0.100%, 4/1/2010	2,195,000

	Total Short-Term Investments (at amortized cost)	21,204,447

	Total Investments (cost $578,513,710) 100.1%	$527,466,197

	Other Assets and Liabilities, Net (0.1%)	(482,559)

	Total Net Assets 100.0%	$526,983,638

a	Non-income producing security.
b	At March 31, 2010, $2,805,798 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,209,925
Gross unrealized depreciation	(75,257,438)

Net unrealized appreciation (depreciation)	$(51,047,513)

Cost for federal income tax purposes	$578,513,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Aggressive Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	353,522,082	353,522,082	–	–
Fixed Income Mutual Funds	31,139,616	31,139,616	–	–
Common Stock
Consumer Discretionary	14,518,652	14,518,652	–	–
Consumer Staples	5,430,248	5,430,248	–	–
Energy	12,009,218	12,009,218	–	–
Financials	17,839,038	17,839,038	–	–
Health Care	15,004,402	15,004,402	–	–
Industrials	12,872,766	12,872,766	–	–
Information Technology	24,119,248	24,119,248	–	–
Materials	5,135,856	5,135,856	–	–
Telecommunications Services	1,591,629	1,591,629	–	–
Utilities	2,669,195	2,669,195	–	–
Long-Term Fixed Income
Asset-Backed Securities	1,183,541	–	1,183,541	–
Collateralized Mortgage Obligations	690,329	–	690,329	–
Commercial Mortgage-Backed Securities	7,030,071	–	7,030,071	–
U.S. Government and Agencies	1,505,859	–	1,505,859	–
Short-Term Investments	21,204,447	–	21,204,447	–
Total	$527,466,197	$495,851,950	$31,614,247	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	485,114	485,114	–	–
Total Asset Derivatives	$485,114	$485,114	$–	$–

Liability Derivatives
Credit Default Swaps	127,004	–	127,004	–
Total Liability Derivatives	$127,004	$–	$127,004	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	47	June 2010	$3,659,684	$3,698,430	$38,746
Russell 2000 Index Mini-Futures	(162)	June 2010	(11,065,692)	(10,969,020)	96,672
S&P 400 Mini-Futures	(202)	June 2010	(16,043,377)	(15,919,620)	123,757
S&P 500 Index Futures	96	June 2010	27,738,861	27,964,800	225,939
Total Futures Contracts					$485,114

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	$470,000	($43,912)	($5,633)	($49,545)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	470,000	(42,383)	(5,632)	(48,015)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	235,000	(26,628)	(2,816)	(29,444)
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($14,081)	($127,004)

1	As the buyer of protection, Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Real Estate Securities	$9,257,711	$188,453	$152,806	797,163	$10,174,911	$–
Partner Small Cap Growth	35,237,937	502,541	407,482	3,525,675	38,414,339	–
Partner Small Cap Value	13,668,534	188,453	152,806	879,617	14,893,859	–
Small Cap Stock	19,713,116	628,176	509,352	1,959,294	20,950,343	–
Mid Cap Growth II	34,693,798	439,723	356,546	4,124,720	37,106,393	–
Partner Mid Cap Value	17,809,343	251,270	203,741	1,651,528	19,394,373	–
Mid Cap Stock	38,013,558	690,994	7,560,287	3,230,487	34,052,240	–
Partner Worldwide Allocation	8,638,175	4,667,899	612,053	1,638,635	13,113,665	–
Partner International Stock	71,544,054	–	253,845	7,134,733	71,701,213	–
Large Cap Growth II	26,504,431	679,671	4,148,964	3,140,114	23,919,191	–
Large Cap Value	25,779,138	628,176	509,352	2,684,936	27,230,084	–
Large Cap Stock	36,416,956	502,541	407,482	4,727,484	38,196,183	–
Equity Income Plus	4,126,856	–	–	521,806	4,375,288	–
High Yield	10,041,199	341,132	101,870	2,255,095	10,436,806	216,129
Income	15,431,962	383,634	2,427,806	1,430,365	13,743,520	195,171
Limited Maturity Bond	8,002,838	255,916	1,377,806	716,301	6,959,290	67,452
Total Value and Income Earned	374,879,606				384,661,698	478,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Mutual Funds (81.0%)	Value
Equity Mutual Funds (61.5%)
5,085,192	Thrivent Real Estate Securities Portfolio	$64,906,883
5,073,635	Thrivent Partner Small Cap Growth Portfolio	55,280,300
3,567,039	Thrivent Partner Small Cap Value Portfolio	60,397,812
4,556,226	Thrivent Small Cap Stock Portfolio	48,718,810
6,221,634	Thrivent Mid Cap Growth Portfolio II	55,970,438
6,347,672	Thrivent Partner Mid Cap Value Portfolio	74,542,623
14,065,564	Thrivent Mid Cap Stock Portfolio	148,263,704
12,229,326	Thrivent Partner Worldwide Allocation Portfolio	97,868,851
19,228,510	Thrivent Partner International Stock Portfolio	193,238,829
19,625,276	Thrivent Large Cap Growth Portfolio II	149,491,614
18,267,820	Thrivent Large Cap Value Portfolio	185,268,579
21,567,371	Thrivent Large Cap Stock Portfolio	174,255,735
2,193,257	Thrivent Equity Income Plus Portfolio	18,390,241

	Total Equity Mutual Funds	1,326,594,419

Fixed Income Mutual Funds (19.5%)
25,101,110	Thrivent High Yield Portfolio	116,170,445
23,415,826	Thrivent Income Portfolio	224,988,623
8,209,778	Thrivent Limited Maturity Bond Portfolio	79,762,923

	Total Fixed Income Mutual Funds	420,921,991

	Total Mutual Funds (cost $1,949,525,389)	1,747,516,410

Shares	Common Stock (9.6%)	Value
Consumer Discretionary (1.3%)
6,471	Amazon.com, Inc.[a]	878,309
13,634	Autoliv, Inc.[a]	702,560
30,264	Buffalo Wild Wings, Inc.[a]	1,456,001
25,501	Carnival Corporation	991,479
57,167	Carter’s, Inc.[a]	1,724,157
31,200	CBS Corporation	434,928
159,256	Chico’s FAS, Inc.	2,296,472
80,639	Cooper Tire & Rubber Company	1,533,754
24,740	Dana Holding Corporation[a]	293,911
8,470	Dollar Tree, Inc.[a]	501,593
17,386	Harman International Industries, Inc.[a]	813,317
29,809	Home Depot, Inc.	964,321
41,469	International Game Technology	765,103
21,750	J.C. Penney Company, Inc.	699,698
45,254	Jarden Corporation	1,506,506
17,718	Kohl’s Corporation[a]	970,592
28,700	Lowe’s Companies, Inc.	695,688
27,502	Macy’s, Inc	598,719
38,303	Melco Crown Entertainment, Ltd. ADR[a]	184,620
7,320	Omnicom Group, Inc.	284,089
7,318	Panera Bread Company[a]	559,754
25,500	Scientific Games Corporation[a]	359,040

Shares	Common Stock (9.6%)	Value
Consumer Discretionary (1.3%) - continued
23,066	Target Corporation	$1,213,272
9,710	Time Warner Cable, Inc.	517,640
32,272	Time Warner, Inc.	1,009,145
17,174	Toll Brothers, Inc.[a]	357,219
47,385	Walt Disney Company	1,654,210
183,933	Warner Music Group Corporation[a]	1,272,816
55,602	WMS Industries, Inc.[a]	2,331,948

	Total Consumer Discretionary	27,570,861

Consumer Staples (0.4%)
33,900	American Italian Pasta Company[a]	1,317,693
5,800	Del Monte Foods Company	84,680
17,304	Flowers Foods, Inc.	428,101
27,800	Herbalife, Ltd.	1,282,136
48,572	Kraft Foods, Inc.	1,468,817
17,482	Kroger Company	378,660
12,986	PepsiCo, Inc.	859,154
11,126	Philip Morris International, Inc.	580,332
29,552	Procter & Gamble Company	1,869,755
16,355	TreeHouse Foods, Inc.[a]	717,494
12,250	Walgreen Company	454,353

	Total Consumer Staples	9,441,175

Energy (1.1%)
24,243	Alpha Natural Resources, Inc.[a]	1,209,483
30,060	Baker Hughes, Inc.	1,408,010
17,510	BP plc ADR	999,296
104,700	Complete Production Services, Inc.[a]	1,209,285
52,629	Comstock Resources, Inc.[a]	1,673,602
39,378	ConocoPhillips	2,014,972
5,495	Devon Energy Corporation	354,043
8,809	EOG Resources, Inc.	818,709
77,076	Forest Oil Corporation[a]	1,990,102
10,589	Helmerich & Payne, Inc.	403,229
100,500	James River Coal Company[a]	1,597,950
41,892	Massey Energy Company	2,190,533
26,198	National Oilwell Varco, Inc.	1,063,115
13,300	Occidental Petroleum Corporation	1,124,382
90,326	Patterson-UTI Energy, Inc.	1,261,854
17,631	Schlumberger, Ltd.	1,118,863
9,558	Southwestern Energy Company[a]	389,202
24,170	Ultra Petroleum Corporation[a]	1,127,047
63,610	Valero Energy Corporation	1,253,117

	Total Energy	23,206,794

Financials (1.7%)
25,844	Affiliated Managers Group, Inc.[a]	2,041,676
21,288	Ameriprise Financial, Inc.	965,624
51,875	Bank of America Corporation	925,969
33,710	Bank of New York Mellon Corporation	1,040,965
24,660	Capital One Financial Corporation	1,021,171
22,750	Charles Schwab Corporation	425,198
141,670	Citigroup, Inc.[a]	573,764
25,030	Comerica, Inc.	952,141
8,163	Commerce Bancshares, Inc.	335,826
16,931	Duke Realty Corporation	209,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (9.6%)	Value
Financials (1.7%) - continued
11,300	Endurance Specialty Holdings, Ltd.	$419,795
25,406	Equity One, Inc.	479,919
50,907	Fifth Third Bancorp	691,826
13,742	Goldman Sachs Group, Inc.	2,344,797
9,360	Hanover Insurance Group, Inc.	408,190
16,150	Hartford Financial Services Group, Inc.	458,983
38,372	HCC Insurance Holdings, Inc.	1,059,067
42,500	Healthcare Realty Trust, Inc.	989,825
36,795	Host Hotels & Resorts, Inc.	539,047
25,400	IBERIABANK Corporation	1,524,254
7,838	IntercontinentalExchange, Inc.[a]	879,267
62,488	J.P. Morgan Chase & Company	2,796,338
30,700	KeyCorp	237,925
10,250	Lazard, Ltd.	365,925
8,369	MetLife, Inc.	362,712
32,854	Morgan Stanley	962,294
33,004	New York Community Bancorp, Inc.	545,886
104,591	Ocwen Financial Corporation[a]	1,159,914
24,478	Potlatch Corporation	857,709
19,372	Principal Financial Group, Inc.	565,856
20,370	Prudential Financial, Inc.	1,232,385
5,576	SVB Financial Group[a]	260,176
7,950	T. Rowe Price Group, Inc.	436,694
56,655	Texas Capital Bancshares, Inc.[a]	1,075,878
16,995	Travelers Companies, Inc.	916,710
33,396	W.R. Berkley Corporation	871,302
116,541	Washington Federal, Inc.	2,368,113
38,520	Wells Fargo & Company	1,198,742
83,100	Zions Bancorporation	1,813,242

	Total Financials	36,315,049

Health Care (1.2%)
6,377	Auxilium Pharmaceuticals, Inc.[a]	198,707
4,543	Beckman Coulter, Inc.	285,300
10,480	Biogen Idec, Inc.[a]	601,133
9,757	C.R. Bard, Inc.	845,151
10,924	Celgene Corporation[a]	676,851
18,815	Community Health Systems, Inc.[a]	694,838
26,732	Coventry Health Care, Inc.[a]	660,815
15,088	Covidien, Ltd.	758,625
10,969	Gilead Sciences, Inc.[a]	498,870
19,444	Hologic, Inc.[a]	360,492
65,496	ICON plc ADR[a]	1,729,094
188,239	King Pharmaceuticals, Inc.[a]	2,213,690
32,600	Lincare Holdings, Inc.[a]	1,463,088
8,737	Medco Health Solutions, Inc.[a]	564,061
25,990	Medtronic, Inc.	1,170,330
30,980	Merck & Company, Inc.	1,157,103
38,360	NuVasive, Inc.[a]	1,733,872
2,700	OSI Pharmaceuticals, Inc.[a]	160,785
180,798	Pfizer, Inc.	3,100,686
24,047	Thermo Fisher Scientific, Inc.[a]	1,236,978
48,265	Thoratec Corporation[a]	1,614,464
38,035	United Therapeutics Corporation[a]	2,104,476
50,204	UnitedHealth Group, Inc.	1,640,165
6,654	Varian Medical Systems, Inc.[a]	368,166
13,630	Vertex Pharmaceuticals, Inc.[a]	557,058

	Total Health Care	26,394,798

Shares	Common Stock (9.6%)	Value
Industrials (1.2%)
7,894	3M Company	$659,702
7,610	Avery Dennison Corporation	277,080
3,600	Cooper Industries plc	172,584
14,376	CSX Corporation	731,738
2,722	Danaher Corporation	217,515
29,900	Delta Air Lines, Inc.[a]	436,241
8,007	Dover Corporation	374,327
13,755	Eaton Corporation	1,042,216
14,527	FedEx Corporation	1,356,822
36,100	FTI Consulting, Inc.[a]	1,419,452
45,510	General Electric Company	828,282
13,222	Honeywell International, Inc.	598,560
12,390	Illinois Tool Works, Inc.	586,790
10,370	Ingersoll-Rand plc	361,602
7,400	ITT Corporation	396,714
165,588	Manitowoc Company, Inc.	2,152,644
14,852	Navistar International Corporation[a]	664,330
37,375	Old Dominion Freight Line, Inc.[a]	1,247,951
69,766	Oshkosh Corporation[a]	2,814,361
16,947	Parker Hannifin Corporation	1,097,149
4,688	Precision Castparts Corporation	594,017
15,311	Roper Industries, Inc.	885,588
61,300	Shaw Group, Inc.[a]	2,109,946
15,640	Spirit Aerosystems Holdings, Inc.[a]	365,663
11,367	SPX Corporation	753,859
36,670	Teledyne Technologies, Inc.[a]	1,513,371
13,950	Textron, Inc.	296,159
14,222	United Technologies Corporation	1,046,881
31,593	Werner Enterprises, Inc.	732,010

	Total Industrials	25,733,554

Information Technology (1.8%)
12,236	Akamai Technologies, Inc.[a]	384,333
9,250	Analog Devices, Inc.	266,585
8,855	Apple, Inc.[a]	2,080,305
222,758	Atmel Corporation[a]	1,120,473
48,881	Cisco Systems, Inc.[a]	1,272,372
148,700	Cogent, Inc.[a]	1,516,740
60,800	CommVault Systems, Inc.[a]	1,298,080
305,788	Compuware Corporation[a]	2,568,619
16,000	Corning, Inc.	323,360
63,240	Dell, Inc.[a]	949,232
32,498	eBay, Inc.[a]	875,821
10,243	F5 Networks, Inc.[a]	630,047
106,900	FormFactor, Inc.[a]	1,898,544
3,158	Google, Inc.[a]	1,790,618
30,760	Hewlett-Packard Company	1,634,894
31,289	Intel Corporation	696,493
12,681	International Business Machines Corporation	1,626,338
33,900	JDS Uniphase Corporation[a]	424,767
11,827	Juniper Networks, Inc.[a]	362,852
3,400	MasterCard, Inc.	863,600
21,378	Maxim Integrated Products, Inc.	414,519
4,297	McAfee, Inc.[a]	172,439
44,150	Micron Technology, Inc.[a]	458,719
62,880	Microsoft Corporation	1,840,498
29,927	Novellus Systems, Inc.[a]	748,175
24,900	ON Semiconductor Corporation[a]	199,200
54,783	Oracle Corporation	1,407,375
86,507	Polycom, Inc.[a]	2,645,384
25,509	QUALCOMM, Inc.	1,071,123
2,060	Research in Motion, Ltd.[a]	152,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (9.6%)	Value
Information Technology (1.8%) - continued
48,000	Synaptics, Inc.[a]	$1,325,280
63,905	Teradyne, Inc.[a]	713,819
221,343	TIBCO Software, Inc.[a]	2,388,291
25,651	Tyco Electronics, Ltd.	704,890
203,135	Vishay Intertechnology, Inc.[a]	2,078,071
16,244	Xilinx, Inc.	414,222

	Total Information Technology	39,318,415

Materials (0.5%)
17,633	Albemarle Corporation	751,695
16,101	Ball Corporation	859,471
6,534	Domtar Corporation[a]	420,855
32,274	E.I. du Pont de Nemours and Company	1,201,884
15,814	Freeport-McMoRan Copper & Gold, Inc.	1,321,101
5,820	Nucor Corporation	264,112
24,257	Owens-Illinois, Inc.[a]	862,094
41,968	Packaging Corporation of America	1,032,832
17,500	Pactiv Corporation[a]	440,650
5,900	Potash Corporation of Saskatchewan, Inc.	704,165
6,955	Silgan Holdings, Inc.	418,900
24,264	Steel Dynamics, Inc.	423,892
131,300	Thompson Creek Metals Company, Inc.[a]	1,776,489

	Total Materials	10,478,140

Telecommunications Services (0.1%)
18,311	American Tower Corporation[a]	780,232
9,160	Telephone and Data Systems, Inc.	310,066
27,071	Verizon Communications, Inc.	839,742
41,340	Vodafone Group plc ADR	962,809

	Total Telecommunications Services	2,892,849

Utilities (0.3%)
8,761	Alliant Energy Corporation	291,391
27,160	American Electric Power Company, Inc.	928,329
49,600	Cleco Corporation	1,316,880
12,836	DPL, Inc.	349,011
2,336	Entergy Corporation	190,033
20,630	Exelon Corporation	903,800
3,223	FirstEnergy Corporation	125,987
25,869	NV Energy, Inc.	318,965
17,506	Portland General Electric Company	338,041
33,078	Southwest Gas Corporation	989,694
10,134	UGI Corporation	268,956

	Total Utilities	6,021,087

	Total Common Stock (cost $193,882,948)	207,372,722

Principal Amount	Long-Term Fixed Income (2.5%)	Value
Asset-Backed Securities (0.3%)
	GSAMP Trust
2,152,113	0.426%, 4/26/2010[b]	1,665,953

Principal Amount	Long-Term Fixed Income (2.5%)	Value
Asset-Backed Securities (0.3%) - continued
	J.P. Morgan Mortgage Trust
$3,800,000	5.461%, 10/25/2036	$3,268,707
	Renaissance Home Equity Loan Trust
1,838,063	5.746%, 5/25/2036	1,055,642
1,600,000	6.011%, 5/25/2036	795,950

	Total Asset-Backed Securities	6,786,252

Collateralized Mortgage Obligations (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
920,823	5.500%, 11/25/2035	680,767
	Citimortgage Alternative Loan Trust
2,898,852	5.750%, 4/25/2037	2,227,296
	Countrywide Alternative Loan Trust
632,247	6.000%, 1/25/2037	416,221
	Countrywide Home Loans
2,496,132	5.750%, 4/25/2037	1,957,254
	Deutsche Alt-A Securities, Inc.
725,786	5.500%, 10/25/2021	594,805
1,209,725	6.000%, 10/25/2021	843,954
	J.P. Morgan Mortgage Trust
502,126	5.981%, 10/25/2036	430,908
	MASTR Alternative Loans Trust
644,038	6.500%, 7/25/2034	620,691
	Merrill Lynch Alternative Note Asset Trust
712,438	6.000%, 3/25/2037	382,184
	Sequoia Mortgage Trust
1,069,786	5.713%, 9/20/2046	402,756
	WaMu Mortgage Pass Through Certificates
1,108,196	5.923%, 9/25/2036	943,268
2,078,894	6.033%, 10/25/2036	1,741,529

	Total Collateralized Mortgage Obligations	11,241,633

Commercial Mortgage-Backed Securities (1.4%)
	Banc of America Commercial Mortgage, Inc.
3,500,000	5.356%, 10/10/2045	3,400,842
	Bear Stearns Commercial Mortgage Securities, Inc.
1,210,000	5.331%, 2/11/2044	1,165,820
4,500,000	5.694%, 6/11/2050	4,453,560
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
3,150,000	5.617%, 10/15/2048	3,223,127
	Credit Suisse Mortgage Capital Certificates
1,500,000	5.467%, 9/15/2039	1,440,966
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,141,976
	GS Mortgage Securities Corporation II
3,400,000	4.761%, 7/10/2039	3,374,095

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (2.5%)	Value
Commercial Mortgage-Backed Securities (1.4%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$3,700,000	5.814%, 6/12/2043	$3,817,386
3,000,000	5.336%, 5/15/2047	2,925,273
	LB-UBS Commercial Mortgage Trust
2,900,000	5.866%, 9/15/2045	2,854,685
	Morgan Stanley Capital I, Inc.
2,000,000	4.970%, 4/14/2040	2,015,038

	Total Commercial Mortgage-Backed Securities	29,812,768

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
7,000,000	0.875%, 12/31/2010[c]	7,027,342

	Total U.S. Government and Agencies	7,027,342

	Total Long-Term Fixed Income (cost $50,677,074)	54,867,995

Principal Amount	Short-Term Investments (6.9%)[d]	Value
	Enterprise Funding Corporation
5,115,000	0.120%, 4/1/2010	5,115,000
	Federal Home Loan Bank Discount Notes
4,000,000	0.001%, 4/1/2010	4,000,000
1,500,000	0.070%, 4/5/2010	1,499,988
24,170,000	0.066%, 4/7/2010	24,169,732
28,040,000	0.130%, 4/14/2010[c]	28,038,684
25,000,000	0.135%, 4/16/2010	24,998,594
5,000,000	0.120%, 4/21/2010	4,999,667
35,900,000	0.124%, 4/23/2010	35,897,276
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.130%, 4/28/2010	9,999,025
	Federal National Mortgage Association Discount Notes
4,000,000	0.080%, 4/9/2010	3,999,929
	Liberty Street Funding, LLC
4,790,000	0.080%, 4/1/2010	4,790,000

	Total Short-Term Investments (at amortized cost)	147,507,895

	Total Investments (cost $2,341,593,306) 100.0%	$2,157,265,022

	Other Assets and Liabilities, Net (<0.1%)	(683,253)

	Total Net Assets 100.0%	$2,156,581,769

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	At March 31, 2010, $15,026,966 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$73,399,446
Gross unrealized depreciation	(257,727,730)

Net unrealized appreciation (depreciation)	$(184,328,284)

Cost for federal income tax purposes	$2,341,593,306

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	1,326,594,419	1,326,594,419	–	–
Fixed Income Mutual Funds	420,921,991	420,921,991	–	–
Common Stock
Consumer Discretionary	27,570,861	27,570,861	–	–
Consumer Staples	9,441,175	9,441,175	–	–
Energy	23,206,794	23,206,794	–	–
Financials	36,315,049	36,315,049	–	–
Health Care	26,394,798	26,394,798	–	–
Industrials	25,733,554	25,733,554	–	–
Information Technology	39,318,415	39,318,415	–	–
Materials	10,478,140	10,478,140	–	–
Telecommunications Services	2,892,849	2,892,849	–	–
Utilities	6,021,087	6,021,087	–	–
Long-Term Fixed Income
Asset-Backed Securities	6,786,252	–	6,786,252	–
Collateralized Mortgage Obligations	11,241,633	–	11,241,633	–
Commercial Mortgage-Backed Securities	29,812,768	–	29,812,768	–
U.S. Government and Agencies	7,027,342	–	7,027,342	–
Short-Term Investments	147,507,895	–	147,507,895	–
Total	$2,157,265,022	$1,954,889,132	$202,375,890	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,066,533	2,066,533	–	–
Total Asset Derivatives	$2,066,533	$2,066,533	$–	$–

Liability Derivatives
Credit Default Swaps	1,487,981	–	1,487,981	–
Total Liability Derivatives	$1,487,981	$–	$1,487,981	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	621	June 2010	$48,371,850	$48,866,490	$494,640
Russell 2000 Index Mini-Futures	(616)	June 2010	(42,076,952)	(41,709,360)	367,592
S&P 500 Index Futures	310	June 2010	89,098,699	90,303,000	1,204,301
Total Futures Contracts					$2,066,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	$940,000	($85,736)	($11,265)	($97,001)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	5,640,000	(483,800)	(67,587)	(551,387)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	1,880,000	(175,655)	(22,529)	(198,184)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	2,820,000	(254,290)	(33,794)	(288,084)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	2,820,000	(319,531)	(33,794)	(353,325)
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($168,969)	($1,487,981)

1	As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Real Estate Securities	$57,409,186	$1,888,206	$20,250	5,085,192	$64,906,883	$–
Partner Small Cap Growth	49,447,816	1,416,155	15,187	5,073,635	55,280,300	–
Partner Small Cap Value	54,192,601	1,416,155	15,187	3,567,039	60,397,812	–
Small Cap Stock	45,306,168	2,335,852	1,500,906	4,556,226	48,718,810	–
Mid Cap Growth II	51,063,329	1,416,155	15,187	6,221,634	55,970,438	–
Partner Mid Cap Value	66,785,383	1,888,206	20,250	6,347,673	74,542,623	–
Mid Cap Stock	142,761,304	4,671,704	9,901,813	14,065,564	148,263,704	–
Partner Worldwide Allocation	73,662,379	21,552,825	58,759	12,229,326	97,868,851	–
Partner International Stock	192,151,514	–	22,240	19,228,510	193,238,829	–
Large Cap Growth II	139,972,788	3,776,412	40,500	19,625,276	149,491,614	–
Large Cap Value	170,664,869	5,664,618	60,750	18,267,820	185,268,579	–
Large Cap Stock	168,883,667	3,737,363	6,001,450	21,567,371	174,255,735	–
Equity Income Plus	16,875,813	472,052	5,062	2,193,257	18,390,241	–
High Yield	109,725,904	4,740,466	25,312	25,101,110	116,170,445	2,387,313
Income	229,716,268	8,670,096	18,810,750	23,415,826	224,988,623	3,005,304
Limited Maturity Bond	81,682,750	3,549,362	6,280,375	8,209,778	79,762,923	716,932
Total Value and Income Earned	1,650,301,739				1,747,516,410	6,109,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Mutual Funds (82.1%)	Value
Equity Mutual Funds (45.7%)
6,680,914	Thrivent Real Estate Securities Portfolio	$85,274,513
4,492,341	Thrivent Partner Small Cap Growth Portfolio	48,946,756
4,556,252	Thrivent Partner Small Cap Value Portfolio	77,147,366
3,596,045	Thrivent Small Cap Stock Portfolio	38,451,789
2,606,154	Thrivent Mid Cap Growth Portfolio II	23,445,221
5,795,903	Thrivent Partner Mid Cap Value Portfolio	68,063,031
11,569,826	Thrivent Mid Cap Stock Portfolio	121,956,379
14,043,515	Thrivent Partner Worldwide Allocation Portfolio	112,387,444
17,226,346	Thrivent Partner International Stock Portfolio	173,117,891
19,059,029	Thrivent Large Cap Growth Portfolio II	145,178,344
25,311,606	Thrivent Large Cap Value Portfolio	256,705,245
19,926,670	Thrivent Large Cap Stock Portfolio	160,999,520
2,880,498	Thrivent Equity Income Plus Portfolio	24,152,685

	Total Equity Mutual Funds	1,335,826,184

Fixed Income Mutual Funds (36.4%)
30,608,134	Thrivent High Yield Portfolio	141,657,506
49,570,661	Thrivent Income Portfolio	476,294,739
45,931,979	Thrivent Limited Maturity Bond Portfolio	446,256,737

	Total Fixed Income Mutual Funds	1,064,208,982

	Total Mutual Funds (cost $2,606,617,390)	2,400,035,166

Shares	Common Stock (6.5%)	Value
Consumer Discretionary (0.9%)
5,571	Amazon.com, Inc.[a]	756,152
11,880	Autoliv, Inc.[a]	612,176
29,353	Buffalo Wild Wings, Inc.[a]	1,412,173
22,791	Carnival Corporation	886,114
54,793	Carter’s, Inc.[a]	1,652,557
27,300	CBS Corporation	380,562
151,280	Chico’s FAS, Inc.	2,181,458
78,199	Cooper Tire & Rubber Company	1,487,345
23,000	Dana Holding Corporation[a]	273,240
7,437	Dollar Tree, Inc.[a]	440,419
15,188	Harman International Industries, Inc.[a]	710,495
27,699	Home Depot, Inc.	896,063
36,579	International Game Technology	674,882
20,220	J.C. Penney Company, Inc.	650,477
43,678	Jarden Corporation	1,454,041
15,118	Kohl’s Corporation[a]	828,164
24,500	Lowe’s Companies, Inc.	593,880
25,552	Macy’s, Inc	556,267
31,803	Melco Crown Entertainment, Ltd. ADR[a]	153,290
6,800	Omnicom Group, Inc.	263,908
6,391	Panera Bread Company[a]	488,847
22,300	Scientific Games Corporation[a]	313,984

Shares	Common Stock (6.5%)	Value
Consumer Discretionary (0.9%) - continued
20,786	Target Corporation	$1,093,344
9,020	Time Warner Cable, Inc.	480,856
29,992	Time Warner, Inc.	937,850
15,002	Toll Brothers, Inc.[a]	312,042
42,835	Walt Disney Company	1,495,370
170,828	Warner Music Group Corporation[a]	1,182,130
52,077	WMS Industries, Inc.[a]	2,184,109

	Total Consumer Discretionary	25,352,195

Consumer Staples (0.3%)
33,000	American Italian Pasta Company[a]	1,282,710
5,600	Del Monte Foods Company	81,760
15,116	Flowers Foods, Inc.	373,970
25,600	Herbalife, Ltd.	1,180,672
45,132	Kraft Foods, Inc.	1,364,791
15,285	Kroger Company	331,073
11,086	PepsiCo, Inc.	733,450
10,336	Philip Morris International, Inc.	539,126
26,182	Procter & Gamble Company	1,656,535
14,261	TreeHouse Foods, Inc.[a]	625,630
10,400	Walgreen Company	385,736

	Total Consumer Staples	8,555,453

Energy (0.7%)
21,213	Alpha Natural Resources, Inc.[a]	1,058,316
27,930	Baker Hughes, Inc.	1,308,241
16,270	BP plc ADR	928,529
100,400	Complete Production Services, Inc.[a]	1,159,620
49,525	Comstock Resources, Inc.[a]	1,574,895
36,588	ConocoPhillips	1,872,208
5,115	Devon Energy Corporation	329,559
8,189	EOG Resources, Inc.	761,086
73,029	Forest Oil Corporation[a]	1,885,609
9,341	Helmerich & Payne, Inc.	355,705
97,500	James River Coal Company[a]	1,550,250
40,510	Massey Energy Company	2,118,268
23,543	National Oilwell Varco, Inc.	955,375
11,300	Occidental Petroleum Corporation	955,302
87,539	Patterson-UTI Energy, Inc.	1,222,920
15,031	Schlumberger, Ltd.	953,867
8,376	Southwestern Energy Company[a]	341,071
21,890	Ultra Petroleum Corporation[a]	1,020,731
56,470	Valero Energy Corporation	1,112,459

	Total Energy	21,464,011

Financials (1.2%)
24,987	Affiliated Managers Group, Inc.[a]	1,973,973
19,778	Ameriprise Financial, Inc.	897,130
48,205	Bank of America Corporation	860,459
31,340	Bank of New York Mellon Corporation	967,779
22,910	Capital One Financial Corporation	948,703
19,300	Charles Schwab Corporation	360,717
131,730	Citigroup, Inc.[a]	533,506
22,890	Comerica, Inc.	870,736
7,130	Commerce Bancshares, Inc.	293,328
14,789	Duke Realty Corporation	183,384

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (6.5%)	Value
Financials (1.2%) - continued
9,900	Endurance Specialty Holdings, Ltd.	$367,785
22,243	Equity One, Inc.	420,170
47,307	Fifth Third Bancorp	642,902
12,162	Goldman Sachs Group, Inc.	2,075,202
8,215	Hanover Insurance Group, Inc.	358,256
13,750	Hartford Financial Services Group, Inc.	390,775
33,663	HCC Insurance Holdings, Inc.	929,099
41,200	Healthcare Realty Trust, Inc.	959,548
32,246	Host Hotels & Resorts, Inc.	472,404
24,360	IBERIABANK Corporation	1,461,844
6,716	IntercontinentalExchange, Inc.[a]	753,401
56,378	J.P. Morgan Chase & Company	2,522,915
26,800	KeyCorp	207,700
9,007	Lazard, Ltd.	321,550
7,779	MetLife, Inc.	337,142
30,524	Morgan Stanley	894,048
28,903	New York Community Bancorp, Inc.	478,056
96,559	Ocwen Financial Corporation[a]	1,070,839
23,700	Potlatch Corporation	830,448
17,932	Principal Financial Group, Inc.	523,794
18,940	Prudential Financial, Inc.	1,145,870
5,570	SVB Financial Group[a]	259,896
6,600	T. Rowe Price Group, Inc.	362,538
49,900	Texas Capital Bancshares, Inc.[a]	947,601
15,795	Travelers Companies, Inc.	851,982
29,234	W.R. Berkley Corporation	762,715
109,986	Washington Federal, Inc.	2,234,916
35,900	Wells Fargo & Company	1,117,208
80,700	Zions Bancorporation	1,760,874

	Total Financials	33,351,193

Health Care (0.8%)
5,986	Auxilium Pharmaceuticals, Inc.[a]	186,524
4,051	Beckman Coulter, Inc.	254,403
9,740	Biogen Idec, Inc.[a]	558,686
8,601	C.R. Bard, Inc.	745,019
9,324	Celgene Corporation[a]	577,715
16,513	Community Health Systems, Inc.[a]	609,825
23,440	Coventry Health Care, Inc.[a]	579,437
12,588	Covidien, Ltd.	632,925
9,119	Gilead Sciences, Inc.[a]	414,732
17,026	Hologic, Inc.[a]	315,662
61,913	ICON plc ADR[a]	1,634,503
177,560	King Pharmaceuticals, Inc.[a]	2,088,106
31,300	Lincare Holdings, Inc.[a]	1,404,744
7,387	Medco Health Solutions, Inc.[a]	476,905
23,200	Medtronic, Inc.	1,044,696
28,790	Merck & Company, Inc.	1,075,306
36,800	NuVasive, Inc.[a]	1,663,360
2,400	OSI Pharmaceuticals, Inc.[a]	142,920
162,908	Pfizer, Inc.	2,793,872
20,397	Thermo Fisher Scientific, Inc.[a]	1,049,222
46,366	Thoratec Corporation[a]	1,550,943
36,031	United Therapeutics Corporation[a]	1,993,595
45,254	UnitedHealth Group, Inc.	1,478,448
5,810	Varian Medical Systems, Inc.[a]	321,467
11,939	Vertex Pharmaceuticals, Inc.[a]	487,947

	Total Health Care	24,080,962

Shares	Common Stock (6.5%)	Value
Industrials (0.8%)
7,334	3M Company	$612,902
7,070	Avery Dennison Corporation	257,419
3,100	Cooper Industries plc	148,614
12,907	CSX Corporation	656,966
2,286	Danaher Corporation	182,674
25,400	Delta Air Lines, Inc.[a]	370,586
6,657	Dover Corporation	311,215
12,265	Eaton Corporation	929,319
13,037	FedEx Corporation	1,217,656
35,000	FTI Consulting, Inc.[a]	1,376,200
42,290	General Electric Company	769,678
12,282	Honeywell International, Inc.	556,006
11,510	Illinois Tool Works, Inc.	545,114
9,640	Ingersoll-Rand plc	336,147
6,300	ITT Corporation	337,743
156,671	Manitowoc Company, Inc.	2,036,723
13,008	Navistar International Corporation[a]	581,848
34,015	Old Dominion Freight Line, Inc.[a]	1,135,761
64,758	Oshkosh Corporation[a]	2,612,338
15,381	Parker Hannifin Corporation	995,766
4,114	Precision Castparts Corporation	521,285
13,359	Roper Industries, Inc.	772,685
58,100	Shaw Group, Inc.[a]	1,999,802
14,530	Spirit Aerosystems Holdings, Inc.[a]	339,711
9,909	SPX Corporation	657,165
35,675	Teledyne Technologies, Inc.[a]	1,472,307
12,960	Textron, Inc.	275,141
12,672	United Technologies Corporation	932,786
27,644	Werner Enterprises, Inc.	640,511

	Total Industrials	23,582,068

Information Technology (1.2%)
10,657	Akamai Technologies, Inc.[a]	334,736
7,700	Analog Devices, Inc.	221,914
7,505	Apple, Inc.[a]	1,763,150
194,963	Atmel Corporation[a]	980,664
40,631	Cisco Systems, Inc.[a]	1,057,625
143,200	Cogent, Inc.[a]	1,460,640
57,400	CommVault Systems, Inc.[a]	1,225,490
286,660	Compuware Corporation[a]	2,407,944
13,600	Corning, Inc.	274,856
56,530	Dell, Inc.[a]	848,515
28,374	eBay, Inc.[a]	764,679
8,950	F5 Networks, Inc.[a]	550,515
97,160	FormFactor, Inc.[a]	1,725,562
2,608	Google, Inc.[a]	1,478,762
27,150	Hewlett-Packard Company	1,443,023
26,639	Intel Corporation	592,984
11,781	International Business Machines Corporation	1,510,913
29,600	JDS Uniphase Corporation[a]	370,888
10,324	Juniper Networks, Inc.[a]	316,740
2,900	MasterCard, Inc.	736,600
18,743	Maxim Integrated Products, Inc.	363,427
3,700	McAfee, Inc.[a]	148,481
36,700	Micron Technology, Inc.[a]	381,313
54,680	Microsoft Corporation	1,600,484
25,555	Novellus Systems, Inc.[a]	638,875
21,200	ON Semiconductor Corporation[a]	169,600
48,863	Oracle Corporation	1,255,290
82,669	Polycom, Inc.[a]	2,528,018
21,659	QUALCOMM, Inc.	909,461
1,760	Research in Motion, Ltd.[a]	130,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (6.5%)	Value
Information Technology (1.2%) - continued
45,000	Synaptics, Inc.[a]	$1,242,450
55,905	Teradyne, Inc.[a]	624,459
210,300	TIBCO Software, Inc.[a]	2,269,137
23,851	Tyco Electronics, Ltd.	655,426
196,862	Vishay Intertechnology, Inc.[a]	2,013,898
14,188	Xilinx, Inc.	361,794

	Total Information Technology	35,358,465

Materials (0.3%)
15,404	Albemarle Corporation	656,673
14,151	Ball Corporation	755,380
6,074	Domtar Corporation[a]	391,226
29,994	E.I. du Pont de Nemours and Company	1,116,977
14,004	Freeport-McMoRan Copper & Gold, Inc.	1,169,894
5,410	Nucor Corporation	245,506
21,225	Owens-Illinois, Inc.[a]	754,336
36,697	Packaging Corporation of America	903,113
15,300	Pactiv Corporation[a]	385,254
5,000	Potash Corporation of Saskatchewan, Inc.	596,750
6,161	Silgan Holdings, Inc.	371,077
20,974	Steel Dynamics, Inc.	366,416
127,200	Thompson Creek Metals Company, Inc.[a]	1,721,016

	Total Materials	9,433,618

Telecommunications Services (0.1%)
15,611	American Tower Corporation[a]	665,185
7,990	Telephone and Data Systems, Inc.	270,461
25,151	Verizon Communications, Inc.	780,184
38,410	Vodafone Group plc ADR	894,569

	Total Telecommunications Services	2,610,399

Utilities (0.2%)
7,704	Alliant Energy Corporation	256,235
25,240	American Electric Power Company, Inc.	862,703
48,200	Cleco Corporation	1,279,710
11,219	DPL, Inc.	305,044
2,044	Entergy Corporation	166,279
19,170	Exelon Corporation	839,838
2,820	FirstEnergy Corporation	110,234
22,573	NV Energy, Inc.	278,325
15,280	Portland General Electric Company	295,057
30,638	Southwest Gas Corporation	916,689
8,942	UGI Corporation	237,321

	Total Utilities	5,547,435

	Total Common Stock (cost $177,117,192)	189,335,799

Principal Amount	Long-Term Fixed Income (3.9%)	Value
Asset-Backed Securities (0.4%)
	GSAMP Trust
5,918,311	0.426%, 4/26/2010[b]	4,581,370

Principal Amount	Long-Term Fixed Income (3.9%)	Value
Asset-Backed Securities (0.4%) - continued
	J.P. Morgan Mortgage Trust
$5,300,000	5.461%, 10/25/2036	$4,558,986
	Renaissance Home Equity Loan Trust
2,500,000	6.011%, 5/25/2036	1,243,673

	Total Asset-Backed Securities	10,384,029

Collateralized Mortgage Obligations (1.3%)
	Citigroup Mortgage Loan Trust, Inc.
2,148,587	5.500%, 11/25/2035	1,588,457
	Citimortgage Alternative Loan Trust
6,625,949	5.750%, 4/25/2037	5,090,962
	Countrywide Alternative Loan Trust
4,279,707	6.000%, 4/25/2036	3,682,007
1,475,242	6.000%, 1/25/2037	971,183
	Countrywide Home Loans
5,616,297	5.750%, 4/25/2037	4,403,822
	Deutsche Alt-A Securities, Inc.
1,693,502	5.500%, 10/25/2021	1,387,877
2,781,605	6.000%, 10/25/2021	1,940,561
	GSR Mortgage Loan Trust
4,962,135	0.436%, 4/26/2010[b]	3,978,982
	J.P. Morgan Mortgage Trust
4,356,389	5.781%, 6/25/2036	3,709,718
1,171,627	5.981%, 10/25/2036	1,005,452
	MASTR Alternative Loans Trust
1,495,830	6.500%, 7/25/2034	1,441,606
	Merrill Lynch Alternative Note Asset Trust
1,662,355	6.000%, 3/25/2037	891,762
	Sequoia Mortgage Trust
2,701,209	5.713%, 9/20/2046	1,016,959
	WaMu Mortgage Pass Through Certificates
1,551,474	5.923%, 9/25/2036	1,320,575
5,176,022	6.033%, 10/25/2036	4,336,052

	Total Collateralized Mortgage Obligations	36,765,975

Commercial Mortgage-Backed Securities (1.9%)
	Banc of America Commercial Mortgage, Inc.
8,515,000	5.356%, 10/10/2045	8,273,762
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	5.331%, 2/11/2044	2,890,464
5,700,000	5.694%, 6/11/2050	5,641,176
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
8,200,000	5.617%, 10/15/2048	8,390,363
	Credit Suisse Mortgage Capital Certificates
2,000,000	5.467%, 9/15/2039	1,921,288
	Greenwich Capital Commercial Funding Corporation
3,150,000	5.867%, 12/10/2049	2,664,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (3.9%)	Value
Commercial Mortgage-Backed Securities (1.9%) - continued
	GS Mortgage Securities Corporation II
$4,800,000	4.761%, 7/10/2039	$4,763,429
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
5,200,000	5.814%, 6/12/2043	5,364,975
5,500,000	5.336%, 5/15/2047	5,363,001
	LB-UBS Commercial Mortgage Trust
7,300,000	5.866%, 9/15/2045	7,185,930
	Morgan Stanley Capital I, Inc.
2,700,000	4.970%, 4/14/2040	2,720,301

	Total Commercial Mortgage- Backed Securities	55,179,299

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
9,000,000	0.875%, 12/31/2010[c]	9,035,154

	Total U.S. Government and Agencies	9,035,154

	Total Long-Term Fixed Income (cost $102,536,723)	111,364,457

Principal Amount	Short-Term Investments (7.5%)[d]	Value
	Enterprise Funding Corporation
4,830,000	0.120%, 4/1/2010	4,830,000
	Federal Home Loan Bank Discount Notes
12,000,000	0.001%, 4/1/2010	12,000,000
3,000,000	0.070%, 4/5/2010	2,999,977
5,000,000	0.059%, 4/7/2010	4,999,951
38,255,000	0.130%, 4/14/2010[c,e]	38,253,204
12,178,000	0.135%, 4/16/2010	12,177,315
41,105,000	0.117%, 4/21/2010	41,102,332
39,000,000	0.123%, 4/23/2010	38,997,064
	Federal Home Loan Mortgage Corporation Discount Notes
22,250,000	0.140%, 4/19/2010	22,248,442
15,000,000	0.130%, 4/28/2010	14,998,537
	Federal National Mortgage Association Discount Notes
24,100,000	0.070%, 4/7/2010	24,099,719
	Jupiter Securitization Corporation
4,685,000	0.100%, 4/1/2010	4,685,000

	Total Short-Term Investments (at amortized cost)	221,391,541

	Total Investments (cost $3,107,662,846) 100.0%	$2,922,126,963

	Other Assets and Liabilities, Net <0.1%	60,668

	Total Net Assets 100.0%	$2,922,187,631

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	At March 31, 2010, $15,834,835 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	At March 31, 2010, $249,988 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$71,954,807
Gross unrealized depreciation	(257,490,690)

Net unrealized appreciation (depreciation)	$(185,535,883)

Cost for federal income tax purposes	$3,107,662,846

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Moderate Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	1,335,826,184	1,335,826,184	–	–
Fixed Income Mutual Funds	1,064,208,982	1,064,208,982	–	–
Common Stock
Consumer Discretionary	25,352,195	25,352,195	–	–
Consumer Staples	8,555,453	8,555,453	–	–
Energy	21,464,011	21,464,011	–	–
Financials	33,351,193	33,351,193	–	–
Health Care	24,080,962	24,080,962	–	–
Industrials	23,582,068	23,582,068	–	–
Information Technology	35,358,465	35,358,465	–	–
Materials	9,433,618	9,433,618	–	–
Telecommunications Services	2,610,399	2,610,399	–	–
Utilities	5,547,435	5,547,435	–	–
Long-Term Fixed Income
Asset-Backed Securities	10,384,029	–	10,384,029	–
Collateralized Mortgage Obligations	36,765,975	–	36,765,975	–
Commercial Mortgage-Backed Securities	55,179,299	–	55,179,299	–
U.S. Government and Agencies	9,035,154	–	9,035,154	–
Short-Term Investments	221,391,541	–	221,391,541	–
Total	$2,922,126,963	$2,589,370,965	$332,755,998	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,410,106	2,410,106	–	–
Total Asset Derivatives	$2,410,106	$2,410,106	$–	$–

Liability Derivatives
Credit Default Swaps	1,845,294	–	1,845,294	–
Total Liability Derivatives	$1,845,294	$–	$1,845,294	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	785	June 2010	$61,147,970	$61,771,650	$623,680
Russell 2000 Index Mini-Futures	(455)	June 2010	(31,079,567)	(30,808,050)	271,517
S&P 500 Index Futures	316	June 2010	90,535,891	92,050,800	1,514,909
Total Futures Contracts					$2,410,106

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	$940,000	($85,736)	($11,264)	($97,000)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	6,110,000	(524,117)	(73,220)	(597,337)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	2,350,000	(219,570)	(28,161)	(247,731)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	4,230,000	(381,435)	(50,691)	(432,126)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	3,760,000	(426,041)	(45,059)	(471,100)
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($208,395)	($1,845,294)

1	As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Real Estate Securities	$74,232,873	$3,628,047	$21,470	6,680,914	$85,274,513	$–
Partner Small Cap Growth	43,206,268	1,814,023	10,735	4,492,341	48,946,756	–
Partner Small Cap Value	68,298,602	2,721,035	16,102	4,556,252	77,147,366	–
Small Cap Stock	35,697,044	2,645,056	1,940,124	3,596,045	38,451,789	–
Mid Cap Growth II	21,070,311	907,012	5,367	2,606,154	23,445,221	–
Partner Mid Cap Value	59,064,656	3,628,047	21,470	5,795,903	68,063,031	–
Mid Cap Stock	109,944,779	5,290,113	1,880,247	11,569,826	121,956,379	–
Partner Worldwide Allocation	84,392,265	24,884,140	64,409	14,043,515	112,387,444	–
Partner International Stock	172,123,931	–	–	17,226,346	173,117,891	–
Large Cap Growth II	139,164,862	5,290,113	4,880,247	19,059,029	145,178,344	–
Large Cap Value	234,271,133	9,977,128	59,041	25,311,606	256,705,245	–
Large Cap Stock	154,405,740	4,408,427	4,900,206	19,926,670	160,999,520	–
Equity Income Plus	21,869,980	907,012	5,367	2,880,498	24,152,685	–
High Yield	132,591,457	6,971,384	24,153	30,608,134	141,657,506	2,898,535
Income	445,825,251	22,333,542	2,596,613	49,570,661	476,294,739	6,006,965
Limited Maturity Bond	423,125,775	21,492,089	2,604,664	45,931,979	446,256,737	3,804,687
Total Value and Income Earned	2,219,284,927				2,400,035,166	12,710,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Mutual Funds (77.8%)	Value
Equity Mutual Funds (28.2%)
1,928,042	Thrivent Real Estate Securities Portfolio	$24,609,330
1,250,774	Thrivent Partner Small Cap Value Portfolio	21,178,359
1,614,160	Thrivent Small Cap Stock Portfolio	17,259,889
2,112,042	Thrivent Partner Mid Cap Value Portfolio	24,802,348
2,913,335	Thrivent Mid Cap Stock Portfolio	30,709,168
5,027,049	Thrivent Partner Worldwide Allocation Portfolio	40,230,468
3,723,997	Thrivent Partner International Stock Portfolio	37,424,676
4,671,823	Thrivent Large Cap Growth Portfolio II	35,586,679
7,365,230	Thrivent Large Cap Value Portfolio	74,696,688
2,706,959	Thrivent Large Cap Stock Portfolio	21,871,143
1,141,426	Thrivent Equity Income Plus Portfolio	9,570,742

	Total Equity Mutual Funds	337,939,490

Fixed Income Mutual Funds (49.6%)
11,337,991	Thrivent High Yield Portfolio	52,473,357
14,916,854	Thrivent Income Portfolio	143,327,101
40,971,846	Thrivent Limited Maturity Bond Portfolio	398,066,064

	Total Fixed Income Mutual Funds	593,866,522

	Total Mutual Funds (cost $982,748,450)	931,806,012

Shares	Common Stock (7.7%)	Value
Consumer Discretionary (1.0%)
4,144	Amazon.com, Inc.[a]	562,465
3,409	Autoliv, Inc.[a]	175,666
9,121	Buffalo Wild Wings, Inc.[a]	438,811
16,386	Carnival Corporation	637,088
17,196	Carter’s, Inc.[a]	518,631
7,800	CBS Corporation	108,732
46,351	Chico’s FAS, Inc.	668,381
24,180	Cooper Tire & Rubber Company	459,904
15,840	Dana Holding Corporation[a]	188,179
2,068	Dollar Tree, Inc.[a]	122,467
4,297	Harman International Industries, Inc.[a]	201,014
19,120	Home Depot, Inc.	618,532
26,475	International Game Technology	488,464
13,920	J.C. Penney Company, Inc.	447,806
13,451	Jarden Corporation	447,784
11,137	Kohl’s Corporation[a]	610,085
18,000	Lowe’s Companies, Inc.	436,320
17,636	Macy’s, Inc	383,936
24,462	Melco Crown Entertainment, Ltd. ADR[a]	117,907
4,690	Omnicom Group, Inc.	182,019
1,854	Panera Bread Company[a]	141,812
6,400	Scientific Games Corporation[a]	90,112
14,780	Target Corporation	777,428
6,230	Time Warner Cable, Inc.	332,121
20,711	Time Warner, Inc.	647,633
4,244	Toll Brothers, Inc.[a]	88,275

Shares	Common Stock (7.7%)	Value
Consumer Discretionary (1.0%) - continued
30,312	Walt Disney Company	$1,058,192
56,840	Warner Music Group Corporation[a]	393,333
15,751	WMS Industries, Inc.[a]	660,597

	Total Consumer Discretionary	12,003,694

Consumer Staples (0.4%)
10,200	American Italian Pasta Company[a]	396,474
1,800	Del Monte Foods Company	26,280
4,276	Flowers Foods, Inc.	105,788
8,600	Herbalife, Ltd.	396,632
31,156	Kraft Foods, Inc.	942,158
4,396	Kroger Company	95,217
8,191	PepsiCo, Inc.	541,917
7,138	Philip Morris International, Inc.	372,318
18,700	Procter & Gamble Company	1,183,149
4,089	TreeHouse Foods, Inc.[a]	179,384
7,600	Walgreen Company	281,884

	Total Consumer Staples	4,521,201

Energy (0.9%)
6,061	Alpha Natural Resources, Inc.[a]	302,383
19,270	Baker Hughes, Inc.	902,607
11,240	BP plc ADR	641,467
31,800	Complete Production Services, Inc.[a]	367,290
15,107	Comstock Resources, Inc.[a]	480,403
25,254	ConocoPhillips	1,292,247
3,517	Devon Energy Corporation	226,600
5,655	EOG Resources, Inc.	525,576
22,194	Forest Oil Corporation[a]	573,049
2,697	Helmerich & Payne, Inc.	102,702
30,300	James River Coal Company[a]	481,770
12,564	Massey Energy Company	656,971
11,529	National Oilwell Varco, Inc.	467,847
8,300	Occidental Petroleum Corporation	701,682
27,075	Patterson-UTI Energy, Inc.	378,238
11,050	Schlumberger, Ltd.	701,233
2,364	Southwestern Energy Company[a]	96,262
15,400	Ultra Petroleum Corporation[a]	718,102
40,270	Valero Energy Corporation	793,319

	Total Energy	10,409,748

Financials (1.4%)
7,815	Affiliated Managers Group, Inc.[a]	617,385
13,649	Ameriprise Financial, Inc.	619,119
33,253	Bank of America Corporation	593,566
21,580	Bank of New York Mellon Corporation	666,390
15,820	Capital One Financial Corporation	655,106
14,200	Charles Schwab Corporation	265,398
90,710	Citigroup, Inc.[a]	367,375
13,675	Comerica, Inc.	520,197
2,067	Commerce Bancshares, Inc.	85,036
4,183	Duke Realty Corporation	51,869
2,800	Endurance Specialty Holdings, Ltd.	104,020
6,326	Equity One, Inc.	119,498
32,653	Fifth Third Bancorp	443,754
8,644	Goldman Sachs Group, Inc.	1,474,926

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (7.7%)	Value
Financials (1.4%) - continued
2,390	Hanover Insurance Group, Inc.	$104,228
10,100	Hartford Financial Services Group, Inc.	287,042
9,618	HCC Insurance Holdings, Inc.	265,457
12,800	Healthcare Realty Trust, Inc.	298,112
9,198	Host Hotels & Resorts, Inc.	134,751
7,750	IBERIABANK Corporation	465,077
3,517	IntercontinentalExchange, Inc.[a]	394,537
39,948	J.P. Morgan Chase & Company	1,787,673
7,700	KeyCorp	59,675
2,588	Lazard, Ltd.	92,392
5,370	MetLife, Inc.	232,736
21,067	Morgan Stanley	617,052
8,301	New York Community Bancorp, Inc.	137,299
32,764	Ocwen Financial Corporation[a]	363,353
7,400	Potlatch Corporation	259,296
12,356	Principal Financial Group, Inc.	360,919
13,040	Prudential Financial, Inc.	788,920
2,783	SVB Financial Group[a]	129,855
5,000	T. Rowe Price Group, Inc.	274,650
18,000	Texas Capital Bancshares, Inc.[a]	341,820
10,908	Travelers Companies, Inc.	588,378
8,324	W.R. Berkley Corporation	217,173
33,409	Washington Federal, Inc.	678,871
24,660	Wells Fargo & Company	767,419
25,000	Zions Bancorporation	545,500

	Total Financials	16,775,824

Health Care (1.0%)
1,926	Auxilium Pharmaceuticals, Inc.[a]	60,014
1,186	Beckman Coulter, Inc.	74,481
6,720	Biogen Idec, Inc.[a]	385,459
4,442	C.R. Bard, Inc.	384,766
6,792	Celgene Corporation[a]	420,832
4,704	Community Health Systems, Inc.[a]	173,719
6,683	Coventry Health Care, Inc.[a]	165,204
9,650	Covidien, Ltd.	485,202
7,096	Gilead Sciences, Inc.[a]	322,726
4,836	Hologic, Inc.[a]	89,659
20,165	ICON plc ADR[a]	532,356
55,056	King Pharmaceuticals, Inc.[a]	647,459
9,900	Lincare Holdings, Inc.[a]	444,312
5,411	Medco Health Solutions, Inc.[a]	349,334
16,470	Medtronic, Inc.	741,644
19,870	Merck & Company, Inc.	742,145
11,600	NuVasive, Inc.[a]	524,320
700	OSI Pharmaceuticals, Inc.[a]	41,685
114,975	Pfizer, Inc.	1,971,821
15,000	Thermo Fisher Scientific, Inc.[a]	771,600
14,679	Thoratec Corporation[a]	491,013
11,209	United Therapeutics Corporation[a]	620,194
31,887	UnitedHealth Group, Inc.	1,041,748
1,689	Varian Medical Systems, Inc.[a]	93,452
3,382	Vertex Pharmaceuticals, Inc.[a]	138,222

	Total Health Care	11,713,367

Industrials (0.9%)
5,067	3M Company	423,449
4,870	Avery Dennison Corporation	177,317
2,300	Cooper Industries plc	110,262
6,071	CSX Corporation	309,014
1,665	Danaher Corporation	133,050

Shares	Common Stock (7.7%)	Value
Industrials (0.9%) - continued
18,700	Delta Air Lines, Inc.[a]	$272,833
5,165	Dover Corporation	241,464
8,863	Eaton Corporation	671,550
9,154	FedEx Corporation	854,984
10,900	FTI Consulting, Inc.[a]	428,588
29,190	General Electric Company	531,258
8,481	Honeywell International, Inc.	383,935
7,940	Illinois Tool Works, Inc.	376,038
6,650	Ingersoll-Rand plc	231,885
4,600	ITT Corporation	246,606
47,932	Manitowoc Company, Inc.	623,116
3,688	Navistar International Corporation[a]	164,964
11,800	Old Dominion Freight Line, Inc.[a]	394,002
19,417	Oshkosh Corporation[a]	783,282
8,002	Parker Hannifin Corporation	518,049
1,147	Precision Castparts Corporation	145,336
3,803	Roper Industries, Inc.	219,966
17,700	Shaw Group, Inc.[a]	609,234
10,020	Spirit Aerosystems Holdings, Inc.[a]	234,268
2,817	SPX Corporation	186,823
10,990	Teledyne Technologies, Inc.[a]	453,557
8,950	Textron, Inc.	190,008
9,091	United Technologies Corporation	669,189
7,898	Werner Enterprises, Inc.	182,997

	Total Industrials	10,767,024

Information Technology (1.4%)
3,059	Akamai Technologies, Inc.[a]	96,083
5,900	Analog Devices, Inc.	170,038
5,536	Apple, Inc.[a]	1,300,573
55,689	Atmel Corporation[a]	280,116
31,083	Cisco Systems, Inc.[a]	809,090
45,000	Cogent, Inc.[a]	459,000
18,700	CommVault Systems, Inc.[a]	399,245
86,855	Compuware Corporation[a]	729,582
10,000	Corning, Inc.	202,100
40,300	Dell, Inc.[a]	604,903
8,150	eBay, Inc.[a]	219,643
2,586	F5 Networks, Inc.[a]	159,065
30,925	FormFactor, Inc.[a]	549,228
1,932	Google, Inc.[a]	1,095,463
19,540	Hewlett-Packard Company	1,038,551
19,620	Intel Corporation	436,741
8,126	International Business Machines Corporation	1,042,160
8,500	JDS Uniphase Corporation[a]	106,505
2,907	Juniper Networks, Inc.[a]	89,187
2,050	MasterCard, Inc.	520,700
5,370	Maxim Integrated Products, Inc.	104,124
2,700	McAfee, Inc.[a]	108,351
27,950	Micron Technology, Inc.[a]	290,400
40,010	Microsoft Corporation	1,171,093
13,494	Novellus Systems, Inc.[a]	337,350
15,600	ON Semiconductor Corporation[a]	124,800
34,675	Oracle Corporation	890,801
25,277	Polycom, Inc.[a]	772,971
15,977	QUALCOMM, Inc.	670,874
1,281	Research in Motion, Ltd.[a]	94,730
14,725	Synaptics, Inc.[a]	406,557
16,001	Teradyne, Inc.[a]	178,731
64,284	TIBCO Software, Inc.[a]	693,624
16,421	Tyco Electronics, Ltd.	451,249
61,145	Vishay Intertechnology, Inc.[a]	625,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (7.7%)	Value
Information Technology (1.4%) - continued
4,011	Xilinx, Inc.	$102,281

	Total Information Technology	17,331,422

Materials (0.4%)
4,358	Albemarle Corporation	185,782
4,000	Ball Corporation	213,520
4,197	Domtar Corporation[a]	270,329
20,712	E.I. du Pont de Nemours and Company	771,315
10,012	Freeport-McMoRan Copper & Gold, Inc.	836,402
3,740	Nucor Corporation	169,721
6,064	Owens-Illinois, Inc.[a]	215,515
10,442	Packaging Corporation of America	256,978
4,300	Pactiv Corporation[a]	108,274
3,650	Potash Corporation of Saskatchewan, Inc.	435,627
1,789	Silgan Holdings, Inc.	107,751
8,829	Steel Dynamics, Inc.	154,243
39,600	Thompson Creek Metals Company, Inc.[a]	535,788

	Total Materials	4,261,245

Telecommunications Services (0.1%)
11,454	American Tower Corporation[a]	488,055
2,340	Telephone and Data Systems, Inc.	79,209
17,366	Verizon Communications, Inc.	538,693
26,510	Vodafone Group plc ADR	617,418

	Total Telecommunications Services	1,723,375

Utilities (0.2%)
2,215	Alliant Energy Corporation	73,671
17,420	American Electric Power Company, Inc.	595,416
14,900	Cleco Corporation	395,595
3,234	DPL, Inc.	87,933
584	Entergy Corporation	47,508
13,240	Exelon Corporation	580,044
806	FirstEnergy Corporation	31,507
6,492	NV Energy, Inc.	80,046
4,352	Portland General Electric Company	84,037
10,259	Southwest Gas Corporation	306,949
2,583	UGI Corporation	68,553

	Total Utilities	2,351,259

	Total Common Stock (cost $86,614,218)	91,858,159

Principal Amount	Long-Term Fixed Income (6.0%)	Value
Asset-Backed Securities (0.9%)
	GSAMP Trust
2,851,550	0.426%, 4/26/2010[b]	2,207,387
	J.P. Morgan Mortgage Trust
7,500,000	5.461%, 10/25/2036	6,451,395

Principal Amount	Long-Term Fixed Income (6.0%)	Value
Asset-Backed Securities (0.9%) - continued
	Renaissance Home Equity Loan Trust
$3,500,000	6.011%, 5/25/2036	$1,741,142

	Total Asset-Backed Securities	10,399,924

Collateralized Mortgage Obligations (1.2%)
	Citigroup Mortgage Loan Trust, Inc.
1,166,376	5.500%, 11/25/2035	862,305
	Citimortgage Alternative Loan Trust
3,644,272	5.750%, 4/25/2037	2,800,029
	Countrywide Alternative Loan Trust
800,846	6.000%, 1/25/2037	527,214
	Countrywide Home Loans
3,120,165	5.750%, 4/25/2037	2,446,568
	Deutsche Alt-A Securities, Inc.
919,330	5.500%, 10/25/2021	753,419
1,527,155	6.000%, 10/25/2021	1,065,406
	J.P. Morgan Mortgage Trust
636,026	5.981%, 10/25/2036	545,817
	MASTR Alternative Loans Trust
851,792	6.500%, 7/25/2034	820,915
	Merrill Lynch Alternative Note Asset Trust
902,421	6.000%, 3/25/2037	484,099
	Sequoia Mortgage Trust
1,002,924	5.713%, 9/20/2046	377,584
	WaMu Mortgage Pass Through Certificates
2,133,277	5.923%, 9/25/2036	1,815,790
1,923,330	6.033%, 10/25/2036	1,611,210

	Total Collateralized Mortgage Obligations	14,110,356

Commercial Mortgage-Backed Securities (3.6%)
	Banc of America Commercial Mortgage, Inc.
5,300,000	5.356%, 10/10/2045	5,149,846
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	1,926,976
3,150,000	5.694%, 6/11/2050	3,117,492
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
5,300,000	5.617%, 10/15/2048	5,423,039
	Credit Suisse Mortgage Capital Certificates
2,900,000	5.467%, 9/15/2039	2,785,868
	Greenwich Capital Commercial Funding Corporation
1,710,000	5.867%, 12/10/2049	1,446,503
	GS Mortgage Securities Corporation II
6,549,700	4.761%, 7/10/2039	6,499,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.0%)	Value
Commercial Mortgage-Backed Securities (3.6%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$7,100,000	5.814%, 6/12/2043	$7,325,255
3,500,000	5.336%, 5/15/2047	3,412,818
	LB-UBS Commercial Mortgage Trust
2,750,000	5.866%, 9/15/2045	2,707,028
	Morgan Stanley Capital I, Inc.
3,600,000	4.970%, 4/14/2040	3,627,068

	Total Commercial Mortgage-Backed Securities	43,421,691

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
4,000,000	0.875%, 12/31/2010[c]	4,015,624

	Total U.S. Government and Agencies	4,015,624

	Total Long-Term Fixed Income (cost $65,140,875)	71,947,595

Principal Amount	Short-Term Investments (8.4%)[d]	Value
	Enterprise Funding Corporation
6,710,000	0.120%, 4/1/2010	6,710,000
	Federal Home Loan Bank Discount Notes
6,000,000	0.001%, 4/1/2010	6,000,000
11,000,000	0.059%, 4/7/2010	10,999,892
16,570,000	0.130%, 4/14/2010[c]	16,569,222
25,010,000	0.112%, 4/21/2010	25,008,444
5,000,000	0.120%, 4/23/2010	4,999,633
	Federal Home Loan Mortgage Corporation Discount Notes
19,348,000	0.135%, 4/19/2010	19,346,694
5,000,000	0.130%, 4/28/2010	4,999,513
	Liberty Street Funding, LLC
5,340,000	0.080%, 4/1/2010	5,340,000

	Total Short-Term Investments (at amortized cost)	99,973,398

	Total Investments (cost $1,234,476,941) 99.9%	$1,195,585,164

	Other Assets and Liabilities, Net 0.1%	755,223

	Total Net Assets 100.0%	$1,196,340,387

a	Non-income producing security.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	At March 31, 2010, $4,615,596 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$23,024,145
Gross unrealized depreciation	(61,915,922)

Net unrealized appreciation (depreciation)	$(38,891,777)

Cost for federal income tax purposes	$1,234,476,941

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	337,939,490	337,939,490	–	–
Fixed Income Mutual Funds	593,866,522	593,866,522	–	–
Common Stock
Consumer Discretionary	12,003,694	12,003,694	–	–
Consumer Staples	4,521,201	4,521,201	–	–
Energy	10,409,748	10,409,748	–	–
Financials	16,775,824	16,775,824	–	–
Health Care	11,713,367	11,713,367	–	–
Industrials	10,767,024	10,767,024	–	–
Information Technology	17,331,422	17,331,422	–	–
Materials	4,261,245	4,261,245	–	–
Telecommunications Services	1,723,375	1,723,375	–	–
Utilities	2,351,259	2,351,259	–	–
Long-Term Fixed Income
Asset-Backed Securities	10,399,924	–	10,399,924	–
Collateralized Mortgage Obligations	14,110,356	–	14,110,356	–
Commercial Mortgage-Backed Securities	43,421,691	–	43,421,691	–
U.S. Government and Agencies	4,015,624	–	4,015,624	–
Short-Term Investments	99,973,398	–	99,973,398	–
Total	$1,195,585,164	$1,023,664,171	$171,920,993	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	580,881	580,881	–	–
Total Asset Derivatives	$580,881	$580,881	$–	$–

Liability Derivatives
Credit Default Swaps	548,254	–	548,254	–
Total Liability Derivatives	$548,254	$–	$548,254	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	213	June 2010	$16,507,322	$16,760,970	$253,648
Russell 2000 Index Mini-Futures	(191)	June 2010	(13,046,587)	(12,932,610)	113,977
S&P 400 Mini-Futures	(101)	June 2010	(8,021,689)	(7,959,810)	61,879
S&P 500 Index Futures	101	June 2010	29,269,923	29,421,300	151,377
Total Futures Contracts					$580,881

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	$1,880,000	($161,267)	($22,529)	($183,796)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	470,000	(42,868)	(5,632)	(48,500)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	1,880,000	(175,654)	(22,530)	(198,184)
5.00%; Bank of America
CDX HY, Series 12, 5 Year, at	Buy	6/20/2014	940,000	(106,510)	(11,264)	(117,774)
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($61,955)	($548,254)

1	As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Real Estate Securities	$20,581,955	$1,893,408	$28,896	1,928,042	$24,609,330	$–
Partner Small Cap Value	18,563,033	946,704	14,448	1,250,774	21,178,359	–
Small Cap Stock	14,943,231	1,420,056	21,672	1,614,160	17,259,889	–
Partner Mid Cap Value	21,911,316	946,704	14,448	2,112,042	24,802,348	–
Mid Cap Stock	33,656,035	1,893,408	7,528,896	2,913,335	30,709,168	–
Partner Worldwide Allocation	32,456,561	6,786,816	57,793	5,027,049	40,230,468	–
Partner International Stock	37,209,802	–	–	3,723,997	37,424,676	–
Large Cap Growth II	33,851,497	1,847,806	1,483,294	4,671,823	35,586,679	–
Large Cap Value	66,870,534	4,260,168	65,017	7,365,230	74,696,688	–
Large Cap Stock	21,481,444	923,903	1,491,647	2,706,959	21,871,143	–
Equity Income Plus	8,557,906	473,352	7,224	1,141,426	9,570,742	–
High Yield	47,830,809	3,900,803	43,345	11,337,991	52,473,357	1,063,957
Income	131,353,189	8,892,073	108,361	14,916,854	143,327,101	1,791,682
Limited Maturity Bond	372,300,168	22,307,396	288,964	40,971,846	398,066,064	3,372,713
Total Value and Income Earned	861,567,480				931,806,012	6,228,351

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Partner Technology Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.5%)	Value
Communications Equipment (8.5%)
49,220	Cisco Systems, Inc.[a]	$1,281,196
44,130	Palm, Inc.[a,b]	165,929
29,413	QUALCOMM, Inc.	1,235,052

	Total Communications Equipment	2,682,177

Computers & Peripherals (7.2%)
9,686	Apple, Inc.[a]	2,275,532

	Total Computers & Peripherals	2,275,532

Consumer Discretionary (13.8%)
7,120	Apollo Group, Inc.[a]	436,385
23,760	Coinstar, Inc.[a,b]	772,200
56,060	GameStop Corporation[a]	1,228,275
23,470	Lamar Advertising Company[a,b]	806,194
15,360	Netflix, Inc.[a,b]	1,132,646

	Total Consumer Discretionary	4,375,700

Electronic Equipment, Instruments & Components (6.9%)
19,700	Amphenol Corporation	831,143
14,350	Dolby Laboratories, Inc.[a]	841,915
14,900	DTS, Inc.[a]	507,196

	Total Electronic Equipment, Instruments & Components	2,180,254

Financials (2.6%)
2,600	CME Group, Inc.	821,886

	Total Financials	821,886

Industrials (7.0%)
30,200	DigitalGlobe, Inc.[a]	842,278
49,440	Iron Mountain, Inc.	1,354,656

	Total Industrials	2,196,934

Internet Software & Services (6.4%)
9,490	Equinix, Inc.[a,b]	923,757
1,940	Google, Inc.[a]	1,099,999

	Total Internet Software & Services	2,023,756

IT Consulting & Services (8.9%)
12,910	Cognizant Technology Solutions Corporation[a]	658,152
22,250	Echo Global Logistics, Inc.[a,b]	287,247
12,330	Global Payments, Inc.	561,632
3,230	MasterCard, Inc.	820,420
28,920	Western Union Company	490,483

	Total IT Consulting & Services	2,817,934

Materials (1.8%)
23,400	STR Holdings, Inc.[a,b]	549,900

	Total Materials	549,900

Semiconductors & Semiconductor Equipment (11.9%)
25,830	Altera Corporation	627,927
28,260	Broadcom Corporation	937,667
17,550	Cavium Networks, Inc.[a]	436,293
34,455	FormFactor, Inc.[a]	611,921

Shares	Common Stock (99.5%)	Value
Semiconductors & Semiconductor Equipment (11.9%) - continued
24,720	Linear Technology Corporation	$699,082
18,090	Xilinx, Inc.	461,295

	Total Semiconductors & Semiconductor Equipment	3,774,185

Software (16.5%)
45,090	Activision Blizzard, Inc.	543,785
14,870	Citrix Systems, Inc.[a]	705,879
54,200	Microsoft Corporation	1,586,434
39,840	Oracle Corporation	1,023,490
9,280	Salesforce.com, Inc.[a]	690,896
71,450	Sonic Solutions, Inc.[a]	669,486

	Total Software	5,219,970

Telecommunications Services (8.0%)
32,850	American Tower Corporation[a]	1,399,739
27,330	Calix, Inc.[a]	367,588
42,500	TW Telecom, Inc.[a]	771,375

	Total Telecommunications Services	2,538,702

	Total Common Stock (cost $24,211,269)	31,456,930

Shares	Collateral Held for Securities Loaned (14.9%)	Value
4,716,842	Thrivent Financial Securities Lending Trust	4,716,842

	Total Collateral Held for Securities Loaned (cost $4,716,842)	4,716,842

	Total Investments (cost $28,928,111) 114.4%	$36,173,772

	Other Assets and Liabilities, Net (14.4%)	(4,551,413)

	Total Net Assets 100.0%	$31,622,359

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,741,462
Gross unrealized depreciation	(495,801)

Net unrealized appreciation (depreciation)	$7,245,661

Cost for federal income tax purposes	$28,928,111

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Partner Technology Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Technology Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	2,682,177	2,682,177	–	–
Computers & Peripherals	2,275,532	2,275,532	–	–
Consumer Discretionary	4,375,700	4,375,700	–	–
Electronic Equipment, Instruments & Components	2,180,254	2,180,254	–	–
Financials	821,886	821,886	–	–
Industrials	2,196,934	2,196,934	–	–
Internet Software & Services	2,023,756	2,023,756	–	–
IT Consulting & Services	2,817,934	2,817,934	–	–
Materials	549,900	549,900	–	–
Semiconductors & Semiconductor Equipment	3,774,185	3,774,185	–	–
Software	5,219,970	5,219,970	–	–
Telecommunications Services	2,538,702	2,538,702	–	–
Collateral Held for Securities Loaned	4,716,842	4,716,842	–	–

Total	$36,173,772	$36,173,772	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial
Securities Lending Trust	$3,353,411	$8,448,252	$7,084,821	4,716,842	$4,716,842	$3,723
Total Value and Income Earned	3,353,411				4,716,842	3,723

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Partner Healthcare Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (95.0%)	Value
Biotechnology (27.6%)
6,777	Affymax, Inc.[a]	$158,785
4,900	Alexion Pharmaceuticals, Inc.[a]	266,413
4,100	AMAG Pharmaceuticals, Inc.[a]	143,131
15,940	Amgen, Inc.[a]	952,575
10,743	BioMarin Pharmaceutical, Inc.[a]	251,064
10,000	Celgene Corporation[a]	619,600
12,800	Genzyme Corporation[a]	663,424
4,700	InterMune, Inc.[a]	209,479
9,740	Momenta Pharmaceuticals, Inc.[a]	145,808
11,000	Savient Pharmaceuticals, Inc.[a]	158,950
5,243	Targacept, Inc.[a]	103,077
12,510	United Therapeutics Corporation[a]	692,178

	Total Biotechnology	4,364,484

Health Care Equipment (14.8%)
15,289	Given Imaging, Ltd.[a]	360,973
1,200	Intuitive Surgical, Inc.[a]	417,756
10,300	St. Jude Medical, Inc.[a]	422,815
4,900	Stryker Corporation	280,378
20,482	Thoratec Corporation[a]	685,123
3,167	Varian Medical Systems, Inc.[a]	175,230

	Total Health Care Equipment	2,342,275

Health Care Supplies (1.0%)
8,387	Align Technology, Inc.[a]	162,205

	Total Health Care Supplies	162,205

Pharmaceuticals (51.6%)
20,400	Abbott Laboratories	1,074,672
6,592	Dr. Reddy’s Laboratories, Ltd. ADR	186,092
34,000	Hikma Pharmaceuticals plc	325,951
29,600	Merck & Company, Inc.	1,105,560
27,600	Mylan, Inc.[a]	626,796
10,900	Nichi-iko Pharmaceutical Company, Ltd.	306,421
20,100	Novartis AG	1,087,287
3,740	Novo Nordisk A/S ADR	288,429
62,400	Pfizer, Inc.	1,070,160
7,820	Pharmstandard GDR[a]	193,272
800	Richter Gedeon Nyrt	173,128
6,810	Roche Holding AG	1,106,015
2,300	Sawai Pharmaceutical Company, Ltd	150,163
4,900	Teva Pharmaceutical Industries, Ltd. ADR	309,092
3,100	Towa Pharmaceutical Company, Ltd.	157,765

	Total Pharmaceuticals	8,160,803

	Total Common Stock (cost $12,414,925)	15,029,767

Principal Amount	Short-Term Investments (3.8%)[b]	Value
	Federal National Mortgage Association Discount Notes
600,000	0.050%, 4/5/2010	$599,997

	Total Short-Term Investments (at amortized cost)	599,997

	Total Investments (cost $13,014,922) 98.8%	$15,629,764

	Other Assets and Liabilities, Net 1.2%	185,697

	Total Net Assets 100.0%	$15,815,461

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,650,436
Gross unrealized depreciation	(35,594)

Net unrealized appreciation (depreciation)	$2,614,842

Cost for federal income tax purposes	$13,014,922

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Partner Healthcare Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Healthcare Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	4,364,484	4,364,484	–	–
Health Care Equipment	2,342,275	2,342,275	–	–
Health Care Supplies	162,205	162,205	–	–
Pharmaceuticals	8,160,803	4,660,801	3,500,002	–
Short-Term Investments	599,997	–	599,997	–
Total	$15,629,764	$11,529,765	$4,099,999	$ –

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Foreign Currency Forward Contracts	268	268	–	–
Total Liability Derivatives	$268	$268	$ –	$ –

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Japanese Yen	2,905,357	4/1/2010	$31,345	$31,077	($268)
Total Foreign Currency
Forward Contracts Purchases			$31,345	$31,077	($268)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($268)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Partner Natural Resources Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (84.0%)	Value
Coal & Consumable Fuels (2.0%)
1,010	Arch Coal, Inc.	$23,078
2,740	CONSOL Energy, Inc.	116,888
210	Patriot Coal Corporation[a]	4,297
7,080	Peabody Energy Corporation	323,556

	Total Coal & Consumable Fuels	467,819

Industrials (0.7%)
1,450	Aegean Marine Petroleum Network, Inc.	41,151
3,000	Saipem SPA	116,048

	Total Industrials	157,199

Integrated Oil & Gas (18.8%)
2,110	BP plc ADR	120,418
9,140	Chevron Corporation	693,086
4,500	Coastal Energy Company[a]	19,272
4,170	ConocoPhillips	213,379
520	Eni SPA ADR	24,404
7,070	Exxon Mobil Corporation	473,549
4,440	Hess Corporation	277,722
1,430	Husky Energy, Inc.	41,012
9,140	Marathon Oil Corporation	289,190
5,190	Murphy Oil Corporation	291,626
7,680	Occidental Petroleum Corporation	649,267
6,170	Petroleo Brasileiro SA ADR	274,503
17,602	Suncor Energy, Inc.	572,407
5,940	Total SA ADR	344,639

	Total Integrated Oil & Gas	4,284,474

Materials (8.3%)
200	Alcoa, Inc.	2,848
2,840	Aluminum Corporation of China, Ltd. ADR[a]	73,102
3,100	Barrick Gold Corporation	118,940
4,800	BHP Billiton, Ltd.	192,543
1,130	E.I. du Pont de Nemours and Company	42,081
20,760	Eldorado Gold Corporation[a]	252,014
1,738	Fibria Celulose SA ADR[a]	38,027
2,480	First Quantum Minerals, Ltd.	204,050
5,300	Gammon Gold, Inc.[a]	37,935
8,180	Goldcorp, Inc.	305,633
4,000	HudBay Minerals, Inc.[a]	50,054
200	Intrepid Potash, Inc.[a]	6,066
3,400	Newcrest Mining, Ltd.	102,513
140	Newmont Mining Corporation	7,130
550	Praxair, Inc.	45,650
5,220	Southern Copper Corporation	165,317
8,040	Vale SA SP ADR	258,808

	Total Materials	1,902,711

Oil & Gas Drilling (8.5%)
2,780	Diamond Offshore Drilling, Inc.	246,892
5,940	Helmerich & Payne, Inc.	226,195
4,830	Nabors Industries, Ltd.[a]	94,813
9,890	Noble Corporation[a]	413,600
2,740	Pride International, Inc.[a]	82,501
430	Rowan Companies, Inc.[a]	12,517
136	Seahawk Drilling, Inc.[a]	2,564
9,890	Transocean, Ltd.[a]	854,298

	Total Oil & Gas Drilling	1,933,380

Shares	Common Stock (84.0%)	Value
Oil & Gas Equipment & Services (13.4%)
2,090	Acergy SA ADR	$38,372
7,440	Baker Hughes, Inc.	348,490
490	BJ Services Company	10,486
12,480	Cameron International Corporation[a]	534,893
6,680	Dresser-Rand Group, Inc.[a]	209,886
3,710	Dril-Quip, Inc.[a]	225,716
4,700	FMC Technologies, Inc.[a]	303,761
11,720	Halliburton Company	353,124
12,810	National Oilwell Varco, Inc.	519,830
3,010	Schlumberger, Ltd.	191,015
2,780	Smith International, Inc.	119,039
790	Technip SA ADR	64,306
1,390	Tesco Corporation[a]	16,221
1,460	Trican Well Service, Ltd.	18,888
6,850	Weatherford International, Ltd.[a]	108,641

	Total Oil & Gas Equipment & Services	3,062,668

Oil & Gas Exploration & Production (31.0%)
5,680	Anadarko Petroleum Corporation	413,674
8,180	Apache Corporation	830,270
2,800	Berry Petroleum Company	78,848
5,140	Cabot Oil & Gas Corporation	189,152
4,990	Canadian Natural Resources, Ltd.	369,300
1,360	Carrizo Oil & Gas, Inc.[a]	31,212
7,780	Cenovus Energy, Inc.	203,213
2,200	Cimarex Energy Company	130,636
1,430	CNOOC, Ltd. ADR	236,064
11,080	Crew Energy, Inc.[a]	189,485
2,010	Denbury Resources, Inc.[a]	33,909
11,070	Devon Energy Corporation	713,240
8,180	EnCana Corporation	254,493
8,950	EOG Resources, Inc.	831,813
1,950	Forest Oil Corporation[a]	50,349
1,200	Iteration Energy, Ltd.[a]	1,654
620	Mariner Energy, Inc.[a]	9,281
3,850	Newfield Exploration Company[a]	200,393
4,980	Nexen, Inc.	123,213
240	Niko Resources, Ltd.	25,597
4,580	Noble Energy, Inc.	334,340
2,130	Pan Orient Energy Corporation[a]	13,212
600	Paramount Resources, Ltd.[a]	10,025
2,197	PetroBakken Energy, Ltd.	57,364
2,200	Pioneer Natural Resources Company	123,904
8,180	Progress Energy Resources Corporation	94,790
7,490	Range Resources Corporation	351,056
4,290	Southwestern Energy Company[a]	174,689
35,200	Talisman Energy, Inc.	601,973
3,100	Whiting Petroleum Corporation[a]	250,604
2,850	XTO Energy, Inc.	134,463

	Total Oil & Gas Exploration & Production	7,062,216

Oil & Gas Refining & Marketing (0.2%)
1,900	Valero Energy Corporation	37,430

	Total Oil & Gas Refining & Marketing	37,430

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Partner Natural Resources Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (84.0%)	Value
Oil & Gas Storage & Transportation (0.2%)
1,720	Williams Companies, Inc.	$39,732

	Total Oil & Gas Storage & Transportation	39,732

Utilities (0.9%)
5,050	EQT Corporation	207,050

	Total Utilities	207,050

	Total Common Stock (cost $18,971,552)	19,154,679

Principal Amount	Short-Term Investments (15.3%)[b]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.100%, 4/5/2010	999,989
	Federal National Mortgage Association Discount Notes
2,500,000	0.050%, 4/5/2010	2,499,986

	Total Short-Term Investments (at amortized cost)	3,499,975
	Total Investments (cost $22,471,527) 99.3%	$22,654,654

	Other Assets and Liabilities, Net 0.7%	148,782

	Total Net Assets 100.0%	$22,803,436

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,325,048
Gross unrealized depreciation	(1,141,921)

Net unrealized appreciation (depreciation)	$183,127

Cost for federal income tax purposes	$22,471,527

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Natural Resources Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	467,819	467,819	–	–
Industrials	157,199	41,151	116,048	–
Integrated Oil & Gas	4,284,474	4,284,474	–	–
Materials	1,902,711	1,607,655	295,056	–
Oil & Gas Drilling	1,933,380	1,933,380	–	–
Oil & Gas Equipment & Services	3,062,668	3,062,668	–	–
Oil & Gas Exploration & Production	7,062,216	7,062,216	–	–
Oil & Gas Refining & Marketing	37,430	37,430	–	–
Oil & Gas Storage & Transportation	39,732	39,732	–	–
Utilities	207,050	207,050	–	–
Short-Term Investments	3,499,975	–	3,499,975	–

Total	$22,654,654	$18,743,575	$3,911,079	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	8	8	–	–
Total Asset Derivatives	$8	$8	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Partner Natural Resources Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Canadian Dollar	1,421	4/1/2010	$1,391	$1,399	$8
Total Foreign Currency
Forward Contracts Purchases			$1,391	$1,399	$8

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$8

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Partner Emerging Markets Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (97.1%)	Value
Brazil (17.4%)
38,980	Banco Bradesco SA ADR	$718,401
11,300	Lojas Renner SA	259,753
12,000	Multiplan Empreendimentos Imobiliarios SA	200,945
20,500	Petroleo Brasileiro SA ADR	811,596
10,392	Souza Cruz SA	363,346
10,050	Ultrapar Participacoes SA	480,178
32,100	Vale SA SP PREF ADR	891,096

	Total Brazil	3,725,315

Chile (1.6%)
5,200	Banco Santander Chile SA ADR	354,744

	Total Chile	354,744

China (3.0%)
555,000	PetroChina Company, Ltd.	650,634

	Total China	650,634

Hong Kong (9.0%)
88,000	China Mobile, Ltd.	846,242
101,000	Hang Lung Group, Ltd.	534,955
40,000	Swire Pacific, Ltd., Class A	480,785
40,000	Swire Pacific, Ltd., Class B	87,711

	Total Hong Kong	1,949,693

Hungary (2.7%)
2,700	Richter Gedeon Nyrt	584,306

	Total Hungary	584,306

India (12.4%)
33,000	Bharti Airtel, Ltd.	229,604
5,500	GlaxoSmithKline Pharmaceuticals, Ltd.	217,647
2,200	Grasim Industries, Ltd.	137,914
3,250	Grasim Industries, Ltd. GDR	203,612
9,400	Hero Honda Motors, Ltd.	406,939
42,000	Hindustan Unilever, Ltd.	224,105
8,305	Housing Development Finance Corporation	502,261
2,000	ICICI Bank, Ltd.	42,391
5,000	ICICI Bank, Ltd. ADR	213,500
4,450	Infosys Technologies, Ltd.	259,126
3,900	Infosys Technologies, Ltd. ADR	229,515

	Total India	2,666,614

Indonesia (2.4%)
114,000	PT Astra International Tbk	523,771

	Total Indonesia	523,771

Israel (3.3%)
8,200	Check Point Software Technologies, Ltd.[a]	287,492
6,850	Teva Pharmaceutical Industries, Ltd. ADR	432,098

	Total Israel	719,590

Luxembourg (1.9%)
9,600	Tenaris SA ADR	412,224

	Total Luxembourg	412,224

Malaysia (3.0%)
93,000	CIMB Group Holdings Berhad	400,684

Shares	Common Stock (97.1%)	Value
Malaysia (3.0%) - continued
66,500	Public Bank Berhad	$238,067

	Total Malaysia	638,751

Mexico (7.9%)
115,000	Consorcio ARA SAB de CVa	77,480
11,200	Fomento Economico Mexicano SAB de CV ADR	532,336
4,800	Grupo Aeroportuario del Sureste SAB de CV ADR	248,880
123,000	Grupo Financiero Banorte SAB de CV ADR	545,570
99,300	Organizacion Soriana SAB de CVa	295,560

	Total Mexico	1,699,826

Philippines (2.1%)
840,000	Ayala Land, Inc.	241,059
211,000	Bank of the Philippine Islands	209,765

	Total Philippines	450,824

Poland (1.1%)
4,000	Bank Pekao SAa	232,564

	Total Poland	232,564

Russia (2.9%)
10,900	LUKOIL ADR	617,386

	Total Russia	617,386

South Africa (5.3%)
47,025	Massmart Holdings, Ltd.	700,532
62,800	Truworths International, Ltd.	450,511

	Total South Africa	1,151,043

South Korea (5.6%)
4,001	Busan Bank	42,926
1,000	Samsung Electronics Company, Ltd.	475,686
1,570	Samsung Electronics Company, Ltd. GDR[b]	379,171
640	Shinsegae Company, Ltd.	302,735

	Total South Korea	1,200,518

Taiwan (4.3%)
145,000	Taiwan Mobile Company, Ltd.	272,997
336,499	Taiwan Semiconductor Manufacturing Company, Ltd.	652,047

	Total Taiwan	925,044

Thailand (4.5%)
97,000	PTT Exploration & Production pcl	444,786
66,000	Siam Cement pcl	534,013

	Total Thailand	978,799

Turkey (4.4%)
100,000	Akbank TAS	649,314
5,830	BIM Birlesik Magazalar AS	303,041

	Total Turkey	952,355

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Partner Emerging Markets Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (97.1%)	Value
United Kingdom (2.3%)
18,250	Standard Chartered plc[a]	$497,427

	Total United Kingdom	497,427

	Total Common Stock (cost $18,961,234)	20,931,428

Principal Amount	Short-Term Investments (1.9%)[c]	Value
	Federal National Mortgage Association Discount Notes
400,000	0.050%, 4/5/2010	399,998

	Total Short-Term Investments (at amortized cost)	399,998

	Total Investments (cost $19,361,232) 99.0%	$21,331,426

	Other Assets and Liabilities, Net 1.0%	224,032

	Total Net Assets 100.0%	$21,555,458

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $379,171 or 1.8% of total net assets.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,456,149
Gross unrealized depreciation	(485,955)

Net unrealized appreciation (depreciation)	$1,970,194

Cost for federal income tax purposes	$19,361,232

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Emerging Markets Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,316,749	632,793	1,683,956	–
Consumer Staples	2,123,360	895,682	1,227,678	–
Energy	3,416,804	1,703,998	1,712,806	–
Financials	5,423,628	1,832,215	3,591,413	–
Health Care	1,234,051	432,098	801,953	–
Industrials	1,893,860	449,825	1,444,035	–
Information Technology	2,283,037	517,007	1,766,030	–
Materials	891,096	891,096	–	–
Telecommunications Services	1,348,843	–	1,348,843	–
Short-Term Investments	399,998	–	399,998	–
Total	$21,331,426	$7,354,714	$13,976,712	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	81	81	–	–

Total Asset Derivatives	$81	$81	$–	$–

Liability Derivatives
Foreign Currency Forward Contracts	23	23	–	–

Total Liability Derivatives	$23	$23	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Partner Emerging Markets Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	46,218	4/1/2010 - 4/5/2010	$25,930	$25,988	$58
Total Foreign Currency
Forward Contracts Purchases			$25,930	$25,988	$58

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$58

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (97.6%)	Value
Diversified REITS (7.0%)
39,352	Colonial Properties Trust	$506,854
113,295	Liberty Property Trust	3,845,232
16,500	PS Business Parks, Inc.	881,100
189,075	Vornado Realty Trust	14,312,978
32,920	Washington Real Estate Investment Trust	1,005,706

	Total Diversified REITS	20,551,870

Financials (6.7%)
270,298	iShares Dow Jones U.S. Real Estate Index Fund[a]	13,455,434
129,717	Vanguard REIT ETF	6,332,784

	Total Financials	19,788,218

Hotels, Resorts & Cruise Lines (0.7%)
1,100	Gaylord Entertainment Company[b]	32,219
300	Marriott International, Inc.	9,456
41,821	Starwood Hotels & Resorts Worldwide, Inc.	1,950,532

	Total Hotels, Resorts & Cruise Lines	1,992,207

Industrial REITS (4.6%)
155,024	AMB Property Corporation	4,222,854
221,353	DCT Industrial Trust, Inc.	1,157,676
32,603	DuPont Fabros Technology, Inc.	703,899
27,000	EastGroup Properties, Inc.	1,018,980
23,950	First Potomac Realty Trust	359,968
461,285	ProLogis	6,088,962

	Total Industrial REITS	13,552,339

Mortgage REITS (0.3%)
32,113	Annaly Capital Management, Inc.	551,701
25,000	MFA Mortgage Investments, Inc.	184,000

	Total Mortgage REITS	735,701

Office REITS (16.6%)
58,250	Alexandria Real Estate Equities, Inc.[a]	3,937,700
104,217	BioMed Realty Trust, Inc.	1,723,749
174,900	Boston Properties, Inc.	13,194,456
174,140	Brandywine Realty Trust	2,126,249
73,905	Corporate Office Properties Trust	2,965,808
126,575	Digital Realty Trust, Inc.[a]	6,860,365
132,000	Douglas Emmett, Inc.	2,028,840
181,100	Duke Realty Corporation	2,245,640
8,950	Government Properties Income Trust	232,789
68,300	Highwoods Properties, Inc.	2,167,159
73,610	HRPT Properties Trust	572,686
60,061	Kilroy Realty Corporation[a]	1,852,281
28,558	Lexington Realty Trust	185,913
84,475	Mack-Cali Realty Corporation	2,977,744
26,400	Piedmont Office Realty Trust, Inc.	524,040
91,099	SL Green Realty Corporation	5,217,240

	Total Office REITS	48,812,659

Real Estate Operating Companies (1.0%)
125,200	Brookfield Properties Corporation	1,923,072

Shares	Common Stock (97.6%)	Value
Real Estate Operating Companies (1.0%) - continued
63,940	Forest City Enterprises, Inc.[b]	$921,375

	Total Real Estate Operating Companies	2,844,447

Residential REITS (15.0%)
84,300	American Campus Communities, Inc.	2,331,738
128,803	Apartment Investment & Management Company	2,371,263
22,600	Associated Estates Realty Corporation	311,654
98,840	AvalonBay Communities, Inc.	8,534,834
52,077	BRE Properties, Inc.	1,861,753
80,537	Camden Property Trust	3,352,755
36,000	Education Realty Trust, Inc.	207,000
49,015	Equity Lifestyle Properties, Inc.	2,640,928
303,850	Equity Residential	11,895,728
44,000	Essex Property Trust, Inc.	3,957,800
36,300	Home Properties, Inc.	1,698,840
31,412	Mid-America Apartment Communities, Inc.	1,626,827
47,076	Post Properties, Inc.	1,036,614
131,531	UDR, Inc.	2,320,207

	Total Residential REITS	44,147,941

Retail REITS (22.1%)
50,678	Acadia Realty Trust	905,109
144,780	CBL & Associates Properties, Inc.[a]	1,983,486
11,250	Cedar Shopping Centers, Inc.	88,988
120,460	Developers Diversified Realty Corporation	1,465,998
33,181	Equity One, Inc.[a]	626,789
91,620	Federal Realty Investment Trust	6,670,852
37,491	Glimcher Realty Trust	190,080
43,100	Inland Real Estate Corporation	394,365
336,200	Kimco Realty Corporation	5,258,168
60,100	Kite Realty Group Trust	284,273
128,842	Macerich Company	4,935,937
89,000	National Retail Properties, Inc.	2,031,870
10,800	Pennsylvania Real Estate Investment Trust[a]	134,676
20,116	Ramco-Gershenson Properties Trust	226,506
35,425	Realty Income Corporation[a]	1,087,193
117,800	Regency Centers Corporation	4,413,966
8,500	Saul Centers, Inc.	351,900
331,990	Simon Property Group, Inc.	27,853,961
48,851	Tanger Factory Outlet Centers, Inc.	2,108,409
63,000	Taubman Centers, Inc.	2,514,960
70,900	Weingarten Realty Investors	1,528,604

	Total Retail REITS	65,056,090

Specialized REITS (23.6%)
26,800	Cogdell Spencer, Inc.	198,320
88,843	DiamondRock Hospitality Company[b]	898,203
35,636	Entertainment Properties Trust	1,465,709
103,100	Extra Space Storage, Inc.	1,307,308
283,579	Health Care Property Investors, Inc.	9,358,107
113,124	Health Care REIT, Inc.	5,116,599
48,875	Healthcare Realty Trust, Inc.	1,138,299

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (97.6%)	Value
Specialized REITS (23.6%) - continued
99,700	Hersha Hospitality Trust	$516,446
75,355	Hospitality Properties Trust	1,804,752
633,304	Host Hotels & Resorts, Inc.	9,277,904
62,638	LaSalle Hotel Properties	1,459,465
12,300	LTC Properties, Inc.	332,838
18,428	Medical Properties Trust, Inc.[a]	193,125
130,525	Nationwide Health Properties, Inc.	4,587,954
71,700	Omega Healthcare Investors, Inc.	1,397,433
4,800	Pebblebrook Hotel Trust[b]	100,944
45,609	Plum Creek Timber Company, Inc.[a]	1,774,646
2,900	Potlatch Corporation	101,616
152,632	Public Storage, Inc.	14,040,618
17,600	Rayonier, Inc. REIT	799,568
123,856	Senior Housing Property Trust	2,743,410
9,700	Sovran Self Storage, Inc.	338,142
74,000	Sunstone Hotel Investors, Inc.[b]	826,580
63,475	U-Store-It Trust	457,020
192,159	Ventas, Inc.	9,123,709

	Total Specialized REITS	69,358,715

	Total Common Stock (cost $296,262,431)	286,840,187

Principal Amount	Long-Term Fixed Income (0.2%)	Value
Asset-Backed Securities (<0.1%)
	Residential Funding Mortgage Securities
134,640	4.470%, 7/25/2018[c]	129,950

	Total Asset-Backed Securities	129,950

Collateralized Mortgage Obligations (0.2%)
	Countrywide Home Loans, Inc.
192,304	5.426%, 3/20/2036	183,533
	Deutsche Alt-A Securities, Inc.
202,111	5.888%, 6/25/2036	192,471
	Impac Secured Assets Corporation
173,431	0.356%, 4/26/2010[d]	71,103
	J.P. Morgan Alternative Loan Trust
94,082	0.326%, 4/25/2010[d]	91,938

	Total Collateralized Mortgage Obligations	539,045

	Total Long-Term Fixed Income (cost $747,921)	668,995

Shares	Preferred Stock (0.2%)	Value
Retail REITS (0.2%)
23,933	CBL & Associates Properties, Inc.	510,491

	Total Retail REITS	510,491

	Total Preferred Stock (cost $485,840)	510,491

Shares	Collateral Held for Securities Loaned (9.9%)	Value
29,156,672	Thrivent Financial Securities Lending Trust	$29,156,672

	Total Collateral Held for Securities Loaned (cost $29,156,672)	29,156,672

Principal Amount	Short-Term Investments (1.8%)[e]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.070%, 4/5/2010	999,992
2,610,000	0.130%, 4/14/2010	2,609,878
	Jupiter Securitization Corporation
1,790,000	0.100%, 4/1/2010	1,790,000

	Total Short-Term Investments (at amortized cost)	5,399,870

	Total Investments (cost $332,052,734) 109.7%	$322,576,215

	Other Assets and Liabilities, Net (9.7%)	(28,550,352)

	Total Net Assets 100.0%	$294,025,863

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
e	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,086,053
Gross unrealized depreciation	(39,562,572)

Net unrealized appreciation (depreciation)	$(9,476,519)

Cost for federal income tax purposes	$332,052,734

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Real Estate Securities Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Real Estate Securities Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	20,551,870	20,551,870	–	–
Financials	19,788,218	19,788,218	–	–
Hotels, Resorts & Cruise Lines	1,992,207	1,992,207	–	–
Industrial REITS	13,552,339	13,552,339	–	–
Mortgage REITS	735,701	735,701	–	–
Office REITS	48,812,659	48,812,659	–	–
Real Estate Operating Companies	2,844,447	2,844,447	–	–
Residential REITS	44,147,941	44,147,941	–	–
Retail REITS	65,056,090	65,056,090	–	–
Specialized REITS	69,358,715	69,358,715	–	–
Long-Term Fixed Income
Asset-Backed Securities	129,950	–	129,950	–
Collateralized Mortgage Obligations	539,045	–	539,045	–
Preferred Stock
Retail REITS	510,491	510,491	–	–
Collateral Held for Securities Loaned	29,156,672	29,156,672	–	–
Short-Term Investments	5,399,870	–	5,399,870	–

Total	$322,576,215	$316,507,350	$6,068,865	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$78,496,425	$59,065,181	$108,404,934	29,156,672	$29,156,672	$42,901
Total Value and Income Earned	78,496,425				29,156,672	42,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Partner Utilities Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (96.1%)	Value
Consumer Discretionary (0.4%)
1,500	Comcast Corporation	$26,955

	Total Consumer Discretionary	26,955

Electric Utilities (36.0%)
2,700	AES Tiete SA	29,484
2,600	Allegheny Energy, Inc.	59,800
7,000	American Electric Power Company, Inc.	239,260
300	CEZ	14,215
900	Cleco Corporation	23,895
3,275	Companhia Energetica de Minas Gerais ADR	54,496
400	CPFL Energia SA ADR	24,376
3,900	DPL, Inc.	106,041
8,900	Duke Energy Corporation	145,248
500	E.ON AG	18,485
3,100	Edison International, Inc.	105,927
1,600	EDP - Energias do Brasil SA	30,706
3,200	Entergy Corporation	260,320
1,700	Exelon Corporation	74,477
3,400	FirstEnergy Corporation	132,906
5,800	FPL Group, Inc.	280,314
3,000	ITC Holdings Corporation	165,000
2,200	Northeast Utilities	60,808
1,200	NV Energy, Inc.	14,796
600	Pinnacle West Capital Corporation	22,638
6,100	PPL Corporation	169,031
1,500	Progress Energy, Inc.	59,040
7,770	Southern Company	257,653
2,000	Westar Energy, Inc.	44,600

	Total Electric Utilities	2,393,516

Energy (5.3%)
700	Cabot Oil & Gas Corporation	25,760
700	Devon Energy Corporation	45,101
400	EOG Resources, Inc.	37,176
1,200	Petrohawk Energy Corporation[a]	24,336
400	Range Resources Corporation	18,748
200	RWE AG	17,742
900	Southwestern Energy Company[a]	36,648
2,100	Spectra Energy Corporation	47,313
1,900	Talisman Energy, Inc.	32,414
3,000	Williams Companies, Inc.	69,300

	Total Energy	354,538

Gas Utilities (5.5%)
7,900	Centricia plc	35,273
1,600	Energen Corporation	74,448
1,400	EQT Corporation	57,400
1,200	New Jersey Resources Corporation	45,072
3,000	Questar Corporation	129,600
800	UGI Corporation	21,232

	Total Gas Utilities	363,025

Independent Power Producers & Energy Traders (7.1%)
4,500	AES Corporation[a]	49,500
1,900	Calpine Corporation[a]	22,591
4,500	Constellation Energy Group, Inc.	157,995
7,200	International Power plc	34,959
8,200	NRG Energy, Inc.[a]	171,380
700	Ormat Technologies, Inc.	19,698

Shares	Common Stock (96.1%)	Value
Independent Power Producers & Energy Traders (7.1%) - continued
4,400	RRI Energy, Inc.[a]	$16,236

	Total Independent Power Producers & Energy Traders	472,359

Industrials (1.7%)
300	Bouygues SA	15,051
6,100	Iberdrola SA	51,652
2,100	Tetra Tech, Inc.[a]	48,384

	Total Industrials	115,087

Information Technology (0.5%)
300	Equinix, Inc.[a]	29,202

	Total Information Technology	29,202

Integrated Telecommunication Services (12.5%)
8,400	AT&T, Inc.	217,056
2,000	BCE, Inc.	58,700
700	CenturyTel, Inc.	24,822
1,800	Deutsche Telekom AG	24,324
900	France Telecom SA	21,557
21,700	Qwest Communications International, Inc.	113,274
100	Swisscom AG	36,524
2,600	Telefonica SA	61,604
7,700	Verizon Communications, Inc.	238,854
3,000	Windstream Corporation	32,670

	Total Integrated Telecommunication Services	829,385

Multi-Utilities (17.5%)
2,100	CenterPoint Energy, Inc.	30,156
4,400	CMS Energy Corporation	68,024
2,200	Consolidated Edison, Inc.	97,988
6,400	Dominion Resources, Inc.	263,104
600	Electricite de France	32,707
1,400	NSTAR	49,588
3,700	PG&E Corporation	156,954
7,300	Public Service Enterprise Group, Inc.	215,496
1,800	Sempra Energy	89,820
4,100	United Utilities Group plc	34,802
1,600	Wisconsin Energy Corporation	79,056
2,000	Xcel Energy, Inc.	42,400

	Total Multi-Utilities	1,160,095

Water Utilities (1.9%)
100	American States Water Company	3,470
2,700	American Water Works Company, Inc.	58,752
2,200	Aqua America, Inc.	38,654
700	California Water Service Group	26,327

	Total Water Utilities	127,203

Wireless Telecommunication Services (7.7%)
1,700	America Movil SA de CV ADR	85,578
900	American Tower Corporation[a]	38,349
6,600	Cable & Wireless Communications plc	5,543
6,600	Cable & Wireless Worldwide[a]	9,214

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Partner Utilities Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (96.1%)	Value
Wireless Telecommunication Services (7.7%) - continued
900	Cellcom Israel, Ltd.	$30,753
1,500	Crown Castle International Corporation[a]	57,345
400	Millicom International Cellular SA	35,660
500	NII Holdings, Inc.[a]	20,830
1,200	Rogers Communications, Inc.	40,985
2,500	SBA Communications Corporation[a]	90,175
900	Vivo Participacoes SA ADR	24,399
3,200	Vodafone Group plc ADR	74,528

	Total Wireless Telecommunication Services	513,359

	Total Common Stock (cost $6,910,419)	6,384,724

Principal Amount	Short-Term Investments (3.0%)[b]	Value
	Federal National Mortgage Association Discount Notes
200,000	0.050%, 4/5/2010	199,999

	Total Short-Term Investments (at amortized cost)	199,999

	Total Investments (cost $7,110,418) 99.1%	$6,584,723

	Other Assets and Liabilities, Net 0.9%	62,111

	Total Net Assets 100.0%	$6,646,834

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 320,461
Gross unrealized depreciation	(846,156)

Net unrealized appreciation (depreciation)	$(525,695)

Cost for federal income tax purposes	$7,110,418

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Utilities Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	26,955	26,955	–	–
Electric Utilities	2,393,516	2,360,816	32,700	–
Energy	354,538	336,796	17,742	–
Gas Utilities	363,025	327,752	35,273	–
Independent Power Producers & Energy Traders	472,359	437,400	34,959	–
Industrials	115,087	48,384	66,703	–
Information Technology	29,202	29,202	–	–
Integrated Telecommunication Services	829,385	746,980	82,405	–
Multi-Utilities	1,160,095	1,092,586	67,509	–
Water Utilities	127,203	127,203	–	–
Wireless Telecommunication Services	513,359	513,359	–	–
Short-Term Investments	199,999	–	199,999	–

Total	$6,584,723	$6,047,433	$537,290	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives Foreign Currency Forward Contracts	186	186	–	–

Total Asset Derivatives	$186	$186	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Partner Utilities Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)

Purchases
Euro	24,692	4/6/2010	$33,164	$33,350	$186
Total Foreign Currency
Forward Contracts Purchases			$33,164	$33,350	$186

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (96.6%)	Value
Consumer Discretionary (17.6%)
23,910	7 Days Group Holdings, Ltd. ADR[a]	$248,425
15,310	AnnTaylor Stores Corporation[a]	316,917
129,660	ArvinMeritor, Inc.[a]	1,730,961
14,470	Asbury Automotive Group, Inc.[a]	192,451
11,530	Boyd Gaming Corporation[a,b]	113,916
45,070	Brunswick Corporation	719,768
5,240	Buffalo Wild Wings, Inc.[a]	252,096
16,760	California Pizza Kitchen, Inc.[a]	281,400
16,440	Capella Education Company[a,b]	1,526,290
25,680	Chico’s FAS, Inc.	370,306
5,500	Children’s Place Retail Stores, Inc.[a]	245,025
13,540	Citi Trends, Inc.[a]	439,238
15,880	Cooper Tire & Rubber Company	302,038
7,000	Cracker Barrel Old Country Store, Inc.	324,660
186,530	Crocs, Inc.[a]	1,635,868
2,800	Deckers Outdoor Corporation[a]	386,400
53,650	DineEquity, Inc.[a,b]	2,122,394
106,570	Finish Line, Inc.	1,739,222
60,562	Gaylord Entertainment Company[a,b]	1,773,861
8,570	G-III Apparel Group, Ltd.[a]	236,189
22,440	Imax Corporation[a,b]	403,695
6,980	Joseph A. Bank Clothiers, Inc.[a]	381,457
157,250	Orient-Express Hotels, Ltd.[a]	2,229,805
20,810	Pier 1 Imports, Inc.[a]	132,560
57,450	Ryland Group, Inc.	1,289,178
205,660	Saks, Inc.[a,b]	1,768,676
8,080	Skechers USA, Inc.[a]	293,466
54,830	Tempur-Pedic International, Inc.[a]	1,653,673
116,570	Texas Roadhouse, Inc.[a]	1,619,157
71,450	True Religion Apparel, Inc.[a,b]	2,169,222
30,300	Tupperware Brands Corporation	1,461,066
36,700	Warnaco Group, Inc.[a]	1,750,957
27,540	WMS Industries, Inc.[a]	1,155,028

	Total Consumer Discretionary	31,265,365

Consumer Staples (2.8%)
41,940	Central European Distribution Corporation[a]	1,468,319
20,200	Diamond Foods, Inc.	849,208
4,390	Green Mountain Coffee Roasters, Inc.[a,b]	425,040
8,980	TreeHouse Foods, Inc.[a]	393,953
64,560	United Natural Foods, Inc.[a]	1,816,073

	Total Consumer Staples	4,952,593

Energy (4.1%)
44,640	Arena Resources, Inc.[a]	1,490,976
19,500	Brigham Exploration Company[a]	311,025
11,810	Carrizo Oil & Gas, Inc.[a]	271,039
86,990	James River Coal Company[a]	1,383,141
169,943	Key Energy Services, Inc.[a]	1,622,956
53,600	Rex Energy Corporation[a]	610,504
55,490	Swift Energy Company[a]	1,705,763

	Total Energy	7,395,404

Financials (6.3%)
14,740	American Physicians Capital, Inc.	470,943
45,190	Artio Global Investors, Inc.	1,118,001
38,070	Bank of the Ozarks, Inc.[b]	1,339,683

Shares	Common Stock (96.6%)	Value
Financials (6.3%) - continued
122,410	Boston Private Financial Holdings, Inc.	$902,162
6,170	Harleysville Group, Inc.	208,299
5,910	IBERIABANK Corporation	354,659
130,480	MF Global Holdings, Ltd.[a,b]	1,052,973
87,430	National Financial Partners[a]	1,232,763
66,490	Radian Group, Inc.[b]	1,039,904
22,860	Stifel Financial Corporation[a]	1,228,725
18,630	Sunstone Hotel Investors, Inc.[a]	208,097
43,200	Symetra Financial Corporation[a]	569,376
28,500	Tanger Factory Outlet Centers, Inc.	1,230,060
8,660	Umpqua Holdings Corporation	114,832
11,740	Wilmington Trust Corporation	194,532

	Total Financials	11,265,009

Health Care (23.1%)
50,030	Acorda Therapeutics, Inc.[a]	1,711,026
6,490	Alexion Pharmaceuticals, Inc.[a]	352,861
64,140	Align Technology, Inc.[a]	1,240,468
60,350	AMERIGROUP Corporation[a]	2,006,034
4,110	Bio-Reference Laboratories, Inc.[a]	180,717
7,860	Catalyst Health Solutions, Inc.[a]	325,247
25,440	Cooper Companies, Inc.	989,107
8,140	Dexcom, Inc.[a]	79,202
31,840	Emergency Medical Services Corporation[a]	1,800,552
73,190	ev3, Inc.[a]	1,160,793
68,880	Healthsouth Corporation[a]	1,288,056
15,590	Hill-Rom Holdings, Inc.	424,204
16,037	HMS Holding Corporation[a]	817,727
68,920	Human Genome Sciences, Inc.[a]	2,081,384
55,360	ICON plc ADR[a]	1,461,504
64,120	Immucor, Inc.[a]	1,435,647
71,470	Impax Laboratories, Inc.[a]	1,277,884
5,800	Integra LifeSciences Holdings Corporation[a]	254,214
21,770	InterMune, Inc.[a,b]	970,289
10,580	Kendle International, Inc.[a]	184,938
54,849	MedAssets, Inc.[a]	1,151,829
8,920	Mednax, Inc.[a]	519,055
7,600	Momenta Pharmaceuticals, Inc.[a]	113,772
23,270	Myriad Genetics, Inc.[a]	559,643
15,730	Onyx Pharmaceuticals, Inc.[a]	476,304
15,220	Orthofix International NVa	553,704
14,020	OSI Pharmaceuticals, Inc.[a]	834,891
7,020	Par Pharmaceutical Companies, Inc.[a]	174,096
79,260	PAREXEL International Corporation[a]	1,847,551
17,590	Pharmasset, Inc.[a]	471,412
51,250	PSS World Medical, Inc.[a]	1,204,888
59,950	Psychiatric Solutions, Inc.[a]	1,786,510
19,960	Quality Systems, Inc.[b]	1,226,342
29,290	Regeneron Pharmaceuticals, Inc.[a]	775,892
36,150	Salix Pharmaceuticals, Ltd.[a]	1,346,587
61,170	Seattle Genetics, Inc.[a]	730,370
23,050	SXC Health Solutions Corporation[a]	1,550,804
16,920	Teleflex, Inc.	1,084,064
322,160	Tenet Healthcare Corporation[a]	1,842,755
12,900	Thoratec Corporation[a,b]	431,505
28,940	United Therapeutics Corporation[a]	1,601,250
1,930	Vermillion, Inc.[a,b]	55,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (96.6%)	Value
Health Care (23.1%) - continued
18,990	West Pharmaceutical Services, Inc.	$796,631

	Total Health Care	41,177,196

Industrials (9.0%)
3,650	Allegiant Travel Company[a]	211,189
1,850	American Science & Engineering, Inc.	138,602
11,650	Bucyrus International, Inc.	768,783
4,570	Clean Harbors, Inc.[a]	253,909
5,120	Consolidated Graphics, Inc.[a]	212,019
31,450	Copa Holdings SA	1,912,160
193,590	Ener1, Inc.[a,b]	915,681
42,260	EnPro Industries, Inc.[a]	1,228,921
56,540	Genesee & Wyoming, Inc.[a]	1,929,145
56,510	Hub Group, Inc.[a]	1,581,150
11,420	Huron Consulting Group, Inc.[a]	231,826
87,580	Kforce, Inc.[a]	1,332,092
16,705	Nordson Corporation	1,134,604
4,880	Triumph Group, Inc.	342,039
83,020	TrueBlue, Inc.[a]	1,286,810
4,110	United Stationers, Inc.[a]	241,873
21,120	Watsco, Inc.	1,201,305
31,380	WESCO International, Inc.[a]	1,089,200

	Total Industrials	16,011,308

Information Technology (26.8%)
20,600	3PAR, Inc.[a,b]	206,000
3,740	Acme Packet, Inc.[a]	72,107
35,680	Actuate Corporation[a]	199,451
55,260	ADTRAN, Inc.	1,456,101
11,870	ANSYS, Inc.[a]	512,072
25,620	Archipelago Learning, Inc.[a]	373,540
152,300	Ariba, Inc.[a]	1,957,055
95,210	Aruba Networks, Inc.[a]	1,300,569
59,690	AsiaInfo Holdings, Inc.[a]	1,580,591
76,320	Atheros Communications, Inc.[a]	2,954,347
68,630	Blue Coat Systems, Inc.[a]	2,130,275
10,220	Bottomline Technologies, Inc.[a]	172,003
23,380	Cavium Networks, Inc.[a]	581,227
4,610	Cirrus Logic, Inc.[a]	38,678
13,200	Cogo Group, Inc.[a]	92,268
7,370	Comtech Telecommunications Corporation[a]	235,766
93,560	CyberSource Corporation[a]	1,650,398
65,750	Diodes, Inc.[a]	1,472,800
10,330	Ebix, Inc.[a,b]	164,970
13,970	Fairchild Semiconductor International, Inc.[a]	148,780
64,810	GSI Commerce, Inc.[a]	1,793,293
5,380	Hittite Microwave Corporation[a]	236,559
14,360	Kenexa Corporation[a]	197,450
5,720	MAXIMUS, Inc.	348,520
33,310	Mercadolibre, Inc.[a,b]	1,605,875
3,610	MicroStrategy, Inc.[a]	307,103
68,600	Net 1 UEPS Technology, Inc.[a]	1,261,554
24,730	Netezza Corporation[a]	316,297
92,630	Netlogic Microsystems, Inc.[a,b]	2,726,101
8,680	NetScout Systems, Inc.[a]	128,377
64,510	Plexus Corporation[a]	2,324,295
206,700	PMC-Sierra, Inc.[a]	1,843,764
7,940	Power Integrations, Inc.	327,128
72,110	QLogic Corporation[a]	1,463,833
50,360	Riverbed Technology, Inc.[a]	1,430,224

Shares	Common Stock (96.6%)	Value
Information Technology (26.8%) - continued
4,800	Rubicon Technology, Inc.[a,b]	$96,960
12,600	Sanmina-SCI Corporation[a]	207,900
79,920	Semtech Corporation[a]	1,393,006
52,920	Solarwinds, Inc.[a,b]	1,146,247
72,252	Sourcefire, Inc.[a]	1,658,183
67,140	SuccessFactors, Inc.[a,b]	1,278,346
10,860	Synchronoss Technologies, Inc.[a]	210,358
59,520	Taleo Corporation[a]	1,542,163
185,540	Teradyne, Inc.[a]	2,072,482
7,190	Tyler Technologies, Inc.[a]	134,884
51,130	Varian Semiconductor Equipment Associates, Inc.[a]	1,693,426
26,000	Veeco Instruments, Inc.[a,b]	1,131,000
24,940	VistaPrint NVa	1,427,815
10,640	Xyratex, Ltd.[a]	180,135

	Total Information Technology	47,782,276

Materials (5.8%)
5,210	A. Schulman, Inc.	127,489
62,870	AK Steel Holding Corporation	1,437,208
80,440	Century Aluminum Company[a]	1,106,854
4,070	Domtar Corporation[a]	262,149
33,590	Huntsman Corporation	404,759
15,660	Schweitzer-Mauduit International, Inc.	744,790
138,650	Solutia, Inc.[a]	2,233,652
15,490	Stillwater Mining Company[a]	201,060
78,530	Temple-Inland, Inc.	1,604,368
99,470	Thompson Creek Metals Company, Inc.[a]	1,345,829
8,670	Walter Energy, Inc.	799,981

	Total Materials	10,268,139

Telecommunications Services (1.1%)
73,060	Premiere Global Services, Inc.[a]	603,476
70,650	TW Telecom, Inc.[a]	1,282,297

	Total Telecommunications Services	1,885,773

Utilities (<0.1%)
3,672	Artesian Resources Corporation	64,847

	Total Utilities	64,847

	Total Common Stock (cost $129,108,029)	172,067,910

Shares	Collateral Held for Securities Loaned (13.0%)	Value
23,115,671	Thrivent Financial Securities Lending Trust	23,115,671

	Total Collateral Held for Securities Loaned (cost $23,115,671)	23,115,671

Principal Amount	Short-Term Investments (4.0%)[c]	Value
	Federal Home Loan Bank Discount Notes
2,500,000	0.115%, 4/7/2010	2,499,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Partner Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Short-Term Investments (4.0%)[c]	Value
	Federal National Mortgage Association Discount Notes
900,000	0.050%, 4/5/2010	$899,995
	Jupiter Securitization Corporation
3,750,000	0.100%, 4/1/2010	3,750,000

	Total Short-Term Investments (at amortized cost)	7,149,947

	Total Investments (cost $159,373,647) 113.6%	$202,333,528

	Other Assets and Liabilities, Net (13.6%)	(24,237,368)

	Total Net Assets 100.0%	$178,096,160

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$44,374,861
Gross unrealized depreciation	(1,414,980)

Net unrealized appreciation (depreciation)	$42,959,881

Cost for federal income tax purposes	$159,373,647

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	31,265,365	31,265,365	–	–
Consumer Staples	4,952,593	4,952,593	–	–
Energy	7,395,404	7,395,404	–	–
Financials	11,265,009	11,265,009	–	–
Health Care	41,177,196	41,177,196	–	–
Industrials	16,011,308	16,011,308	–	–
Information Technology	47,782,276	47,782,276	–	–
Materials	10,268,139	10,268,139	–	–
Telecommunications Services	1,885,773	1,885,773	–	–
Utilities	64,847	64,847	–	–
Collateral Held for Securities Loaned	23,115,671	23,115,671	–	–
Short-Term Investments	7,149,947	–	7,149,947	–

Total	$202,333,528	$195,183,581	$7,149,947	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$21,405,506	$35,999,819	$34,289,654	23,115,671	$23,115,671	$40,745
Total Value and Income Earned	21,405,506				23,115,671	40,745

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (96.2%)	Value
Consumer Discretionary (14.1%)
149,000	Aaron’s, Inc.[a]	$4,967,660
79,000	Brunswick Corporation	1,261,630
43,500	Cavco Industries, Inc.[b]	1,485,090
39,000	Corinthian Colleges, Inc.[a,b]	686,010
49,000	CSS Industries, Inc.	984,900
77,500	Dixie Group, Inc.[b]	383,625
61,000	Dorman Products, Inc.[b]	1,158,390
92,000	Drew Industries, Inc.[b]	2,025,840
88,000	Fred’s, Inc.	1,054,240
90,000	Haverty Furniture Companies, Inc.	1,468,800
42,000	Hooker Furniture Corporation	675,360
80,000	Knology, Inc.[b]	1,075,200
52,000	M/I Homes, Inc.[b]	761,800
86,000	MarineMax, Inc.[b]	925,360
49,000	Matthews International Corporation	1,739,500
78,500	Men’s Wearhouse, Inc.	1,879,290
85,000	Meritage Homes Corporation[a,b]	1,785,000
177,000	Orient-Express Hotels, Ltd.[b]	2,509,860
63,000	Pool Corporation[a]	1,426,320
300,000	Sealy Corporation[b]	1,050,000
148,000	Shiloh Industries, Inc.[b]	836,200
62,100	Stanley Furniture Company, Inc.[b]	630,936
156,000	Stein Mart, Inc.[b]	1,408,680
30,500	Steven Madden, Ltd.[b]	1,488,400
115,000	Winnebago Industries, Inc.[a,b]	1,680,150

	Total Consumer Discretionary	35,348,241

Consumer Staples (1.7%)
255,000	Alliance One International, Inc.[a,b]	1,297,950
50,000	Casey’s General Stores, Inc.	1,570,000
40,600	Nash Finch Company	1,366,190

	Total Consumer Staples	4,234,140

Energy (6.5%)
28,700	Carbo Ceramics, Inc.[a]	1,789,158
38,000	Cloud Peak Energy, Inc.[a,b]	632,320
54,000	Forest Oil Corporation[b]	1,394,280
70,000	Gulf Island Fabrication, Inc.	1,522,500
235,900	Hercules Offshore, Inc.[b]	1,016,729
132,000	Penn Virginia Corporation	3,234,000
84,500	TETRA Technologies, Inc.[b]	1,032,590
70,700	Whiting Petroleum Corporation[b]	5,715,388

	Total Energy	16,336,965

Financials (21.9%)
204,000	Ares Capital Corporation	3,027,360
195,000	CBL & Associates Properties, Inc.	2,671,500
131,500	Cedar Shopping Centers, Inc.	1,040,165
51,700	Central Fund of Canada, Ltd.[a]	723,800
134,000	East West Bancorp, Inc.	2,334,280
50,000	Employers Holdings, Inc.	742,500
120,000	First Opportunity Fund, Inc.	842,400
92,000	First Potomac Realty Trust	1,382,760
100,000	Glacier Bancorp, Inc.	1,523,000
71,000	Gladstone Capital Corporation	837,800
75,000	Hatteras Financial Corporation	1,932,750
127,000	Hercules Technology Growth Capital, Inc.	1,344,930
32,700	Home Bancshares, Inc.	864,588
20,000	iShares Russell 2000 Value Fund	1,276,800
58,200	JMP Group, Inc.	494,700

Shares	Common Stock (96.2%)	Value
Financials (21.9%) - continued
60,500	Kilroy Realty Corporation	$1,865,820
210,000	Kite Realty Group Trust	993,300
53,000	LaSalle Hotel Properties	1,234,900
4,000	Markel Corporation[b]	1,498,640
92,000	Max Capital Group, Ltd.	2,115,080
100,000	Meadowbrook Insurance Group, Inc.	790,000
68,800	National Interstate Corporation	1,424,848
40,500	Parkway Properties, Inc.	760,590
42,000	Pebblebrook Hotel Trust[b]	883,260
158,800	PennantPark Investment Corporation	1,645,168
33,000	Piper Jaffray Companies[b]	1,329,900
75,000	Potlatch Corporation	2,628,000
74,000	ProAssurance Corporation[b]	4,331,960
125,000	Redwood Trust, Inc.	1,927,500
127,000	Safeguard Scientifics, Inc.[b]	1,651,000
150,000	Sandy Spring Bancorp, Inc.	2,250,000
55,000	Seabright Insurance Holdings	605,550
61,600	SVB Financial Group[b]	2,874,256
270,000	Western Alliance Bancorp[a,b]	1,536,300
38,900	Wintrust Financial Corporation	1,447,469

	Total Financials	54,832,874

Health Care (5.0%)
15,000	Analogic Corporation	640,950
39,000	Angiodynamics, Inc.[b]	609,180
6,900	Atrion Corporation	986,976
540,000	Lexicon Pharmaceuticals, Inc.[b]	799,200
72,000	Momenta Pharmaceuticals, Inc.[a,b]	1,077,840
33,500	National Healthcare Corporation[a]	1,185,230
75,500	Owens & Minor, Inc.	3,502,445
79,000	Triple-S Management Corporation[b]	1,403,040
58,000	West Pharmaceutical Services, Inc.	2,433,100

	Total Health Care	12,637,961

Industrials (24.0%)
27,000	A.O. Smith Corporation	1,419,390
37,200	Alaska Air Group, Inc.[b]	1,533,756
28,900	Ameron International Corporation	1,817,521
51,900	Applied Industrial Technologies, Inc.	1,289,715
32,000	Astec Industries, Inc.[b]	926,720
139,000	Beacon Roofing Supply, Inc.[b]	2,659,070
65,500	Belden, Inc.	1,798,630
85,200	C&D Technologies, Inc.[a,b]	136,320
46,000	Circor International, Inc.	1,527,660
91,000	Comfort Systems USA, Inc.	1,136,590
39,000	Courier Corporation	643,890
51,700	Dollar Thrifty Automotive Group, Inc.[b]	1,661,121
18,000	Franklin Electric Company, Inc.	539,820
20,000	FTI Consulting, Inc.[b]	786,400
59,000	G & K Services, Inc.	1,526,920
64,000	Genesee & Wyoming, Inc.[b]	2,183,680
96,000	Gibraltar Industries, Inc.[b]	1,210,560
76,000	Greenbrier Companies, Inc.[b]	836,760
69,000	Hub Group, Inc.[b]	1,930,620
57,000	IDEX Corporation	1,886,700
95,700	Insituform Technologies, Inc.[b]	2,546,577
50,000	Kaman Corporation	1,250,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (96.2%)	Value
Industrials (24.0%) - continued
186,000	Kforce, Inc.[b]	$2,829,060
88,300	Kirby Corporation[b]	3,368,645
44,500	Kratos Defense & Security Solutions, Inc.[b]	635,015
28,000	Landstar System, Inc.	1,175,440
108,000	McGrath Rentcorp	2,616,840
19,300	Mine Safety Appliances Company	539,628
100,500	Navigant Consulting, Inc.[b]	1,219,065
51,000	Nordson Corporation	3,463,920
72,300	Robbins & Myers, Inc.	1,722,186
97,000	SkyWest, Inc.	1,385,160
55,400	Sterling Construction Company, Inc.[b]	870,888
45,000	Sun Hydraulics Corporation[a]	1,169,100
48,500	Universal Forest Products, Inc.	1,868,220
147,500	Vitran Corporation, Inc.[b]	1,784,750
50,000	Waste Connections, Inc.[b]	1,698,000
78,500	Woodward Governor Company	2,510,430

	Total Industrials	60,105,267

Information Technology (10.0%)
125,000	Advanced Energy Industries, Inc.[b]	2,070,000
90,000	Ariba, Inc.[b]	1,156,500
37,700	ATMI, Inc.[b]	727,987
115,500	Brooks Automation, Inc.[b]	1,018,710
16,600	Cabot Microelectronics Corporation[b]	627,978
54,500	Cognex Corporation	1,007,705
116,200	Electro Rent Corporation	1,525,706
60,300	FormFactor, Inc.[b]	1,070,928
150,000	Ixia[b]	1,390,500
29,500	Littelfuse, Inc.[b]	1,121,295
88,000	Methode Electronics, Inc.	871,200
60,000	Palm, Inc.[a,b]	225,600
90,000	Progress Software Corporation[b]	2,828,700
161,500	ShoreTel, Inc.[b]	1,067,515
328,200	Sonus Networks, Inc.[b]	856,602
42,000	Standard Microsystems Corporation[b]	977,760
85,000	StarTek, Inc.[b]	590,750
92,300	Symyx Technologies, Inc.[b]	414,427
69,300	Synnex Corporation[b]	2,048,508
137,000	Teradyne, Inc.[b]	1,530,290
68,300	Xyratex, Ltd.[b]	1,156,319
489,000	Zarlink Semiconductor, Inc.[b]	828,757

	Total Information Technology	25,113,737

Materials (8.1%)
35,000	AMCOL International Corporation	952,000
97,000	American Vanguard Corporation	790,550
76,900	AptarGroup, Inc.	3,026,015
61,000	Arch Chemicals, Inc.	2,097,790
59,500	Carpenter Technology Corporation	2,177,700
42,000	Clearwater Paper Corporation[b]	2,068,500
13,500	Deltic Timber Corporation	594,675
64,000	Franco-Nevada Corporation	1,717,043
91,000	Innospec, Inc.[b]	1,033,760
24,800	Minerals Technologies, Inc.	1,285,632
146,000	Myers Industries, Inc.	1,530,080
96,500	Sims Metal Management, Ltd. ADR	1,895,260

Shares	Common Stock (96.2%)	Value
Materials (8.1%) - continued
124,000	Wausau Paper Corporation[b]	$1,058,960

	Total Materials	20,227,965

Telecommunications Services (0.3%)
98,000	Premiere Global Services, Inc.[b]	809,480

	Total Telecommunications Services	809,480

Utilities (4.6%)
55,000	Black Hills Corporation	1,669,250
104,500	Cleco Corporation	2,774,475
102,400	El Paso Electric Company[b]	2,109,440
24,800	Empire District Electric Company[a]	446,896
45,400	NorthWestern Corporation	1,217,174
69,000	Southwest Gas Corporation	2,064,480
47,000	Vectren Corporation	1,161,840

	Total Utilities	11,443,555

	Total Common Stock (cost $222,961,726)	241,090,185

Shares	Preferred Stock (1.5%)	Value
Energy (0.5%)
6,700	Whiting Petroleum Corporation, Convertible	1,326,064

	Total Energy	1,326,064

Financials (0.7%)
8,400	Assured Guaranty, Ltd., Convertible	742,728
820	East West Bancorp, Inc.	1,091,625

	Total Financials	1,834,353

Health Care (0.3%)
55,300	National Healthcare Corporation, Convertible	690,144

	Total Health Care	690,144

	Total Preferred Stock (cost $2,650,261)	3,850,561

Shares	Collateral Held for Securities Loaned (7.5%)	Value
18,714,041	Thrivent Financial Securities Lending Trust	18,714,041

	Total Collateral Held for Securities Loaned (cost $18,714,041)	18,714,041

Principal Amount	Short-Term Investments (2.6%)[c]	Value
6,575,000	Chariot Funding, LLC 0.100%, 4/1/2010	6,575,000

	Total Short-Term Investments (at amortized cost)	6,575,000

	Total Investments (cost $250,901,028) 107.8%	$270,229,787

	Other Assets and Liabilities, Net (7.8%)	(19,564,463)

	Total Net Assets 100.0%	$250,665,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Partner Small Cap Value Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$41,729,933
Gross unrealized depreciation	(22,401,174)

Net unrealized appreciation (depreciation)	$19,328,759

Cost for federal income tax purposes	$250,901,028

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	35,348,241	35,348,241	–	–
Consumer Staples	4,234,140	4,234,140	–	–
Energy	16,336,965	16,336,965	–	–
Financials	54,832,874	54,832,874	–	–
Health Care	12,637,961	12,637,961	–	–
Industrials	60,105,267	60,105,267	–	–
Information Technology	25,113,737	25,113,737	–	–
Materials	20,227,965	20,227,965	–	–
Telecommunications Services	809,480	809,480	–	–
Utilities	11,443,555	11,443,555	–	–
Preferred Stock
Energy	1,326,064	1,326,064	–	–
Financials	1,834,353	–	1,834,353	–
Health Care	690,144	690,144	–	–
Collateral Held for Securities Loaned	18,714,041	18,714,041	–	–
Short-Term Investments	6,575,000	–	6,575,000	–
Total	$270,229,787	$261,820,434	$8,409,353	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Small Cap Value Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Preferred Stock Financials	760,032	–	–	(17,304)	–	–	(742,728)	–
Total	$760,032	$–	$–	($17,304)	$–	$–	($742,728)	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$30,107,005	$24,181,094	$35,574,058	18,714,041	$18,714,041	$9,186
Total Value and Income Earned	30,107,005				18,714,041	9,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (93.3%)	Value
Consumer Discretionary (13.3%)
14,500	Aeropostale, Inc.[a]	$418,035
28,100	Bally Technologies, Inc.[a]	1,139,174
78,400	Buffalo Wild Wings, Inc.[a,b]	3,771,824
144,800	Carter’s, Inc.[a]	4,367,168
333,500	Chico’s FAS, Inc.	4,809,070
208,400	Cooper Tire & Rubber Company	3,963,768
8,500	Deckers Outdoor Corporation[a]	1,173,000
95,400	Domino’s Pizza, Inc.[a]	1,301,256
116,700	Jarden Corporation	3,884,943
26,000	Lincoln Educational Services[a]	657,800
90,934	Mediacom Communications Corporation[a]	541,057
10,600	Panera Bread Company[a]	810,794
91,000	Sinclair Broadcast Group, Inc.[a]	462,280
18,100	Sonic Corporation[a]	200,005
20,800	Warnaco Group, Inc.[a]	992,368
561,506	Warner Music Group Corporation[a]	3,885,622
93,400	WMS Industries, Inc.[a]	3,917,196

	Total Consumer Discretionary	36,295,360

Consumer Staples (5.3%)
40,900	Alberto-Culver Company	1,069,535
81,861	American Italian Pasta Company[a]	3,181,937
35,000	Casey’s General Stores, Inc.	1,099,000
18,900	Central European Distribution Corporation[a]	661,689
72,200	Del Monte Foods Company	1,054,120
52,300	Flowers Foods, Inc.	1,293,902
87,000	Herbalife, Ltd.	4,012,440
9,500	NBTY, Inc.[a]	455,810
37,550	TreeHouse Foods, Inc.[a]	1,647,318

	Total Consumer Staples	14,475,751

Energy (8.7%)
293,500	Complete Production Services, Inc.[a]	3,389,925
96,700	Comstock Resources, Inc.[a]	3,075,060
153,400	Forest Oil Corporation[a]	3,960,788
232,500	James River Coal Company[a,b]	3,696,750
108,400	Massey Energy Company	5,668,236
233,400	Patterson-UTI Energy, Inc.	3,260,598
30,400	Petroleum Development Corporation[a]	704,368

	Total Energy	23,755,725

Financials (14.7%)
66,700	Affiliated Managers Group, Inc.[a]	5,269,300
18,000	Bank of the Ozarks, Inc.	633,420
82,200	Cardinal Financial Corporation	877,896
26,700	First Niagara Financial Group, Inc.	379,674
110,000	Healthcare Realty Trust, Inc.	2,561,900
28,300	Home Bancshares, Inc.	748,252
66,287	IBERIABANK Corporation	3,977,883
28,300	iShares Russell 2000 Index Fund[b]	1,919,023
388,200	Ocwen Financial Corporation[a]	4,305,138
59,000	Potlatch Corporation	2,067,360
12,600	Prosperity Bancshares, Inc.	516,600
15,900	SCBT Financial Corporation	588,936
36,200	Simmons First National Corporation	998,034
235,700	Texas Capital Bancshares, Inc.[a]	4,475,943

Shares	Common Stock (93.3%)	Value
Financials (14.7%) - continued
43,500	Waddell & Reed Financial, Inc.	$1,567,740
220,100	Washington Federal, Inc.	4,472,432
215,100	Zions Bancorporation[b]	4,693,482

	Total Financials	40,053,013

Health Care (12.2%)
20,255	Auxilium Pharmaceuticals, Inc.[a]	631,146
18,004	Endologix, Inc.[a]	72,736
167,000	ICON plc ADR[a]	4,408,800
401,500	King Pharmaceuticals, Inc.[a]	4,721,640
131,400	Lincare Holdings, Inc.[a]	5,897,232
102,400	NuVasive, Inc.[a,b]	4,628,480
74,800	PSS World Medical, Inc.[a]	1,758,548
57,600	STERIS Corporation	1,938,816
129,100	Thoratec Corporation[a,b]	4,318,395
84,500	United Therapeutics Corporation[a]	4,675,385

	Total Health Care	33,051,178

Industrials (14.1%)
117,100	AirTran Holdings, Inc.[a]	594,868
15,200	Continental Airlines, Inc.[a]	333,944
65,600	Deluxe Corporation	1,273,952
93,400	FTI Consulting, Inc.[a]	3,672,488
44,200	Genesee & Wyoming, Inc.[a]	1,508,104
30,900	HNI Corporation[b]	822,867
50,100	ICF International, Inc.[a]	1,244,484
48,000	IESI-BFC, Ltd.[b]	823,200
13,700	Kforce, Inc.[a]	208,377
61,900	Knight Transportation, Inc.	1,305,471
20,800	Knoll, Inc.	234,000
326,800	Manitowoc Company, Inc.	4,248,400
33,800	Navigant Consulting, Inc.[a]	409,994
143,400	Old Dominion Freight Line, Inc.[a]	4,788,126
100,100	Oshkosh Corporation[a]	4,038,034
121,700	Shaw Group, Inc.[a]	4,188,914
60,500	Sykes Enterprises, Inc.[a]	1,381,820
95,100	Teledyne Technologies, Inc.[a]	3,924,777
61,400	Waste Connections, Inc.[a]	2,085,144
56,600	Werner Enterprises, Inc.	1,311,422

	Total Industrials	38,398,386

Information Technology (16.7%)
52,300	ADTRAN, Inc.	1,378,105
408,500	Cogent, Inc.[a]	4,166,700
94,300	Cogo Group, Inc.[a]	659,157
191,800	CommVault Systems, Inc.[a]	4,094,930
525,200	Compuware Corporation[a]	4,411,680
238,167	FormFactor, Inc.[a]	4,229,846
75,900	Ingram Micro, Inc.[a]	1,332,045
67,000	J2 Global Communication, Inc.[a]	1,567,800
198,600	Lawson Software, Inc.[a]	1,312,746
188,400	Polycom, Inc.[a]	5,761,272
156,700	Synaptics, Inc.[a,b]	4,326,487
451,900	TIBCO Software, Inc.[a]	4,876,001
98,200	TTM Technologies, Inc.[a]	872,016
99,400	ValueClick, Inc.[a]	1,007,916
525,200	Vishay Intertechnology, Inc.[a]	5,372,796

	Total Information Technology	45,369,497

Materials (5.0%)
36,200	AK Steel Holding Corporation	827,532
39,700	Albemarle Corporation	1,692,411

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (93.3%)	Value
Materials (5.0%) - continued
22,900	Compass Minerals International, Inc.	$1,837,267
36,900	Koppers Holdings, Inc.	1,045,008
45,500	Packaging Corporation of America	1,119,755
14,900	Rock-Tenn Company	678,993
53,200	Sealed Air Corporation	1,121,456
18,100	Silgan Holdings, Inc.	1,090,163
303,700	Thompson Creek Metals Company, Inc.[a]	4,109,061

	Total Materials	13,521,646

Telecommunications Services (0.7%)
121,800	Cincinnati Bell, Inc.[a]	415,338
40,200	Frontier Communications Corporation	299,088
56,000	NTELOS Holdings Corporation	996,240
13,500	Syniverse Holdings, Inc.[a]	262,845

	Total Telecommunications Services	1,973,511

Utilities (2.6%)
128,400	Cleco Corporation	3,409,020
120,100	Southwest Gas Corporation	3,593,392

	Total Utilities	7,002,412

	Total Common Stock (cost $225,211,744)	253,896,479

Principal Amount	Long-Term Fixed Income (0.4%)	Value
U.S. Government and Agencies (0.4%)
	U.S. Treasury Notes
1,000,000	0.875%, 12/31/2010[c]	1,003,906

	Total U.S. Government and Agencies	1,003,906

	Total Long-Term Fixed Income (cost $1,000,350)	1,003,906

Shares	Collateral Held for Securities Loaned (9.6%)	Value
26,257,771	Thrivent Financial Securities Lending Trust	26,257,771

	Total Collateral Held for Securities Loaned (cost $26,257,771)	26,257,771

Principal Amount	Short-Term Investments (7.6%)[d]	Value
	Chariot Funding, LLC
7,845,000	0.100%, 4/1/2010	7,845,000

Principal Amount	Short-Term Investments (7.6%)[d]	Value
	Federal Home Loan Bank Discount Notes
3,000,000	0.115%, 4/7/2010	$2,999,943
4,714,000	0.120%, 4/16/2010	4,713,764
5,000,000	0.125%, 4/23/2010	4,999,618

	Total Short-Term Investments (at amortized cost)	20,558,325

	Total Investments (cost $273,028,190) 110.9%	$301,716,481

	Other Assets and Liabilities, Net (10.9%)	(29,590,574)

	Total Net Assets 100.0%	$272,125,907

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At March 31, 2010, $1,003,906 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$31,080,370
Gross unrealized depreciation	(2,392,079)

Net unrealized appreciation (depreciation)	$28,688,291

Cost for federal income tax purposes	$273,028,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Small Cap Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Small Cap Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	36,295,360	36,295,360	–	–
Consumer Staples	14,475,751	14,475,751	–	–
Energy	23,755,725	23,755,725	–	–
Financials	40,053,013	40,053,013	–	–
Health Care	33,051,178	33,051,178	–	–
Industrials	38,398,386	38,398,386	–	–
Information Technology	45,369,497	45,369,497	–	–
Materials	13,521,646	13,521,646	–	–
Telecommunications Services	1,973,511	1,973,511	–	–
Utilities	7,002,412	7,002,412	–	–

Long-Term Fixed Income
U.S. Government and Agencies	1,003,906	–	1,003,906	–
Collateral Held for Securities Loaned	26,257,771	26,257,771	–	–
Short-Term Investments	20,558,325	–	20,558,325	–

Total	$301,716,481	$280,154,250	$21,562,231	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives Futures Contracts	32,591	32,591	–	–

Total Asset Derivatives	$32,591	$32,591	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	132	June 2010	$8,905,129	$8,937,720	$32,591
Total Futures Contracts					$32,591

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$14,969,779	$42,790,478	$31,502,486	26,257,771	$26,257,771	$106,469
Total Value and Income Earned	14,969,779				26,257,771	106,469

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (16.7%)
8,800	American Public Education, Inc.[a]	$410,080
12,800	Arbitron, Inc.[b]	341,248
5,900	Arctic Cat, Inc.[a]	64,015
9,000	Audiovox Corporation[a]	70,020
10,400	Big 5 Sporting Goods Corporation	158,288
10,200	BJ’s Restaurants, Inc.[a,b]	237,660
7,000	Blue Nile, Inc.[a,b]	385,140
2,900	Blyth, Inc.	90,625
20,725	Brown Shoe Company, Inc.	320,823
42,700	Brunswick Corporation	681,919
12,350	Buckle, Inc.[b]	453,986
8,700	Buffalo Wild Wings, Inc.[a,b]	418,557
19,500	Cabela's, Inc.[a,b]	341,055
11,700	California Pizza Kitchen, Inc.[a]	196,443
31,100	Callaway Golf Company[b]	274,302
7,000	Capella Education Company[a]	649,880
28,500	Carter’s, Inc.[a]	859,560
14,300	Cato Corporation	306,592
10,725	CEC Entertainment, Inc.[a]	408,622
13,200	Children’s Place Retail Stores, Inc.[a]	588,060
17,425	Christopher & Banks Corporation	139,400
26,700	CKE Restaurants, Inc.	295,569
15,000	Coinstar, Inc.[a,b]	487,500
11,100	Cracker Barrel Old Country Store, Inc.	514,818
41,400	Crocs, Inc.[a]	363,078
6,200	Deckers Outdoor Corporation[a]	855,600
7,400	DineEquity, Inc.[a,b]	292,744
28,875	Dress Barn, Inc.[a]	755,370
9,100	Drew Industries, Inc.[a]	200,382
14,033	E.W. Scripps Company[a]	118,579
12,550	Ethan Allen Interiors, Inc.[b]	258,906
27,393	Finish Line, Inc.	447,054
19,150	Fred’s, Inc.	229,417
11,500	Genesco, Inc.[a]	356,615
11,800	Group 1 Automotive, Inc.[a,b]	375,948
14,500	Gymboree Corporation[a]	748,635
9,000	Haverty Furniture Companies, Inc.	146,880
14,800	Helen of Troy, Ltd.[a]	385,688
13,850	Hibbett Sports, Inc.[a]	354,283
30,100	Hillenbrand, Inc.	661,899
21,375	Hot Topic, Inc.[a]	138,937
19,300	HSN, Inc.[a]	568,192
34,500	Iconix Brand Group, Inc.[a]	529,920
19,100	Interval Leisure Group, Inc.[a]	278,096
26,700	Jack in the Box, Inc.[a]	628,785
13,500	JAKKS Pacific, Inc.[a]	176,175
12,930	Jo-Ann Stores, Inc.[a]	542,801
8,875	Joseph A. Bank Clothiers, Inc.[a]	485,019
8,200	Kid Brands, Inc.[a]	70,930
13,100	K-Swiss, Inc.[a]	137,026
3,900	Landry’s Restaurants, Inc.[a,b]	69,888
24,900	La-Z-Boy, Inc.[a]	312,246
10,300	Lithia Motors, Inc.[a]	65,920
68,718	Live Nation Entertainment, Inc.[a]	996,411
45,800	Liz Claiborne, Inc.[a,b]	340,294
7,500	Lumber Liquidators Holdings, Inc.[a,b]	200,025
8,900	M/I Homes, Inc.[a]	130,385
9,400	Maidenform Brands, Inc.[a]	205,390
10,100	Marcus Corporation	131,199
10,600	MarineMax, Inc.[a]	114,056

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (16.7%) - continued
25,300	Men’s Wearhouse, Inc.	$605,682
15,400	Meritage Homes Corporation[a]	323,400
6,900	Midas, Inc.[a]	77,832
5,500	Monarch Casino & Resort, Inc.[a]	46,970
9,600	Monro Muffler Brake, Inc.	343,296
8,700	Movado Group, Inc.[a]	98,136
13,200	Multimedia Games, Inc.[a]	51,480
2,300	National Presto Industries, Inc.	273,493
10,000	Nautilus Group, Inc.[a]	30,200
15,000	NutriSystem, Inc.[b]	267,150
9,100	O’Charley’s, Inc.[a]	81,354
40,900	OfficeMax, Inc.[a]	671,578
6,700	Oxford Industries, Inc.	136,211
11,100	P.F. Chang’s China Bistro, Inc.[a,b]	489,843
10,200	Papa John’s International, Inc.[a]	262,242
6,300	Peets Coffee & Tea, Inc.[a,b]	249,795
22,500	Pep Boys - Manny, Moe & Jack	225,450
4,900	Perry Ellis International, Inc.[a]	110,985
11,000	PetMed Express, Inc.[b]	243,870
29,000	Pinnacle Entertainment, Inc.[a]	282,460
15,900	Polaris Industries, Inc.	813,444
23,712	Pool Corporation[b]	536,840
3,300	Pre-Paid Legal Services, Inc.[a,b]	124,905
62,100	Quiksilver, Inc.[a]	293,733
10,300	RC2 Corporation[a]	154,191
7,500	Red Robin Gourmet Burgers, Inc.[a]	183,300
31,200	Ruby Tuesday, Inc.[a]	329,784
13,800	Ruth’s Hospitality Group, Inc.[a]	73,140
25,925	Shuffle Master, Inc.[a]	212,326
16,200	Skechers USA, Inc.[a]	588,384
3,300	Skyline Corporation	61,380
19,100	Sonic Automotive, Inc.[a]	210,100
29,552	Sonic Corporation[a]	326,550
15,900	Spartan Motors, Inc.	89,040
18,400	Stage Stores, Inc.	283,176
5,600	Stamps.com, Inc.[a]	56,560
8,900	Standard Motor Products, Inc.	88,288
47,500	Standard Pacific Corporation[a]	214,700
615	Steak n Shake Company[a]	234,481
12,600	Stein Mart, Inc.[a]	113,778
9,200	Sturm, Ruger & Company, Inc.[b]	110,308
11,200	Superior Industries International, Inc.	180,096
24,900	Texas Roadhouse, Inc.[a]	345,861
17,400	Tractor Supply Company	1,010,070
12,200	True Religion Apparel, Inc.[a,b]	370,392
15,100	Tuesday Morning Corporation[a]	99,509
6,900	UniFirst Corporation	355,350
6,600	Universal Electronic, Inc.[a]	147,444
9,800	Universal Technical Institute, Inc.[a]	223,636
8,000	Volcom, Inc.[a,b]	156,160
14,000	Winnebago Industries, Inc.[a,b]	204,540
24,100	Wolverine World Wide, Inc.	702,756
11,500	Zale Corporation[a,b]	31,510
10,100	Zumiez, Inc.[a,b]	206,949

	Total Consumer Discretionary	35,371,043

Consumer Staples (3.0%)
43,000	Alliance One International, Inc.[a,b]	218,870
8,800	Andersons, Inc.	294,624
4,900	Boston Beer Company, Inc.[a]	256,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Staples (3.0%) - continued
5,700	Calavo Growers, Inc.[b]	$103,968
6,100	Cal-Maine Foods, Inc.	206,729
24,600	Casey's General Stores, Inc.	772,440
31,100	Central Garden & Pet Company[a]	284,876
39,700	Darling International, Inc.[a]	355,712
10,200	Diamond Foods, Inc.	428,808
13,400	Great Atlantic & Pacific Tea Company, Inc.[a,b]	102,778
19,700	Hain Celestial Group, Inc.[a]	341,795
6,800	J & J Snack Foods Corporation	295,596
15,500	Lance, Inc.	358,515
7,600	Mannatech, Inc.	25,384
6,200	Nash Finch Company	208,630
8,500	Sanderson Farms, Inc.	455,685
10,800	Spartan Stores, Inc.	155,736
16,600	TreeHouse Foods, Inc.[a]	728,242
20,800	United Natural Foods, Inc.[a]	585,104
7,970	WD-40 Company	261,655

	Total Consumer Staples	6,441,221

Energy (5.0%)
11,000	Basic Energy Services, Inc.[a]	84,810
17,400	Bristow Group, Inc.[a]	656,502
9,200	Carbo Ceramics, Inc.[b]	573,528
14,600	Dril-Quip, Inc.[a]	888,264
6,900	Gulf Island Fabrication, Inc.	150,075
21,000	Holly Corporation	586,110
11,100	Hornbeck Offshore Services, Inc.[a]	206,127
57,400	ION Geophysical Corporation[a]	282,408
7,200	Lufkin Industries, Inc.	569,880
12,700	Matrix Service Company[a]	136,652
24,100	Oil States International, Inc.[a]	1,092,694
21,900	Penn Virginia Corporation	536,550
9,300	Petroleum Development Corporation[a]	215,481
25,600	PetroQuest Energy, Inc.[a]	128,768
26,200	Pioneer Drilling Company[a]	184,448
10,950	SEACOR Holdings, Inc.[a]	883,227
5,720	Seahawk Drilling, Inc.[a]	107,822
30,300	St. Mary Land & Exploration Company	1,054,743
20,400	Stone Energy Corporation[a]	362,100
8,900	Superior Well Services, Inc.[a]	119,082
18,100	Swift Energy Company[a]	556,394
36,550	TETRA Technologies, Inc.[a]	446,641
28,700	World Fuel Services Corporation	764,568

	Total Energy	10,586,874

Financials (17.9%)
19,428	Acadia Realty Trust	346,984
4,233	American Physicians Capital, Inc.	135,244
9,100	Amerisafe, Inc.[a]	148,967
22,000	Bank Mutual Corporation	143,000
6,300	Bank of the Ozarks, Inc.	221,697
48,000	BioMed Realty Trust, Inc.	793,920
31,400	Boston Private Financial Holdings, Inc.	231,418
28,500	Brookline Bancorp, Inc.	303,240
14,300	Cash America International, Inc.	564,564
26,100	Cedar Shopping Centers, Inc.	206,451
7,700	City Holding Company	264,033
32,000	Colonial Properties Trust	412,160
13,600	Columbia Banking System, Inc.	276,216
15,800	Community Bank System, Inc.	359,924

Shares	Common Stock (99.0%)	Value
Financials (17.9%) - continued
22,965	Delphi Financial Group, Inc.	$577,800
60,067	DiamondRock Hospitality Company[a]	607,278
12,275	Dime Community Bancshares	155,033
44,600	East West Bancorp, Inc.	776,932
13,000	EastGroup Properties, Inc.	490,620
11,300	eHealth, Inc.[a]	177,975
21,300	Employers Holdings, Inc.	316,305
20,700	Entertainment Properties Trust	851,391
41,900	Extra Space Storage, Inc.	531,292
23,500	EZCORP, Inc.[a]	484,100
36,700	First BanCorp[b]	88,447
12,800	First Cash Financial Services, Inc.[a]	276,096
36,800	First Commonwealth Financial Corporation	246,928
23,700	First Financial Bancorp	421,623
10,100	First Financial Bankshares, Inc.	520,655
35,812	First Midwest Bancorp, Inc.	485,253
17,600	Forestar Real Estate Group, Inc.[a]	332,288
32,700	Franklin Street Properties Corporation	471,861
29,800	Glacier Bancorp, Inc.	453,854
13,700	Hancock Holding Company	572,797
24,700	Hanmi Financial Corporation[a,b]	59,280
29,700	Healthcare Realty Trust, Inc.	691,713
9,400	Home Bancshares, Inc.	248,536
16,900	Home Properties, Inc.	790,920
10,100	Independent Bank Corporation (MA)	249,066
6,600	Infinity Property & Casualty Corporation	299,904
34,700	Inland Real Estate Corporation	317,505
21,300	Investment Technology Group, Inc.[a]	355,497
20,800	Kilroy Realty Corporation	641,472
30,400	Kite Realty Group Trust	143,792
20,700	LaBranche & Company, Inc.[a]	108,882
33,300	LaSalle Hotel Properties	775,890
52,759	Lexington Realty Trust	343,461
11,300	LTC Properties, Inc.	305,778
38,900	Medical Properties Trust, Inc.[b]	407,672
14,100	Mid-America Apartment Communities, Inc.	730,239
15,600	Nara Bancorp, Inc.[a]	136,656
20,000	National Financial Partners[a]	282,000
60,800	National Penn Bancshares, Inc.	419,520
40,100	National Retail Properties, Inc.	915,483
6,400	Navigators Group, Inc.[a]	251,712
16,600	NBT Bancorp, Inc.	379,310
42,100	Old National Bancorp	503,095
20,500	optionsXpress Holdings, Inc.[a]	333,945
10,400	Parkway Properties, Inc.	195,312
19,200	Pennsylvania Real Estate Investment Trust[b]	239,424
16,100	Pinnacle Financial Partners, Inc.[a,b]	243,271
7,700	Piper Jaffray Companies[a]	310,310
8,100	Portfolio Recovery Associates, Inc.[a,b]	444,447
23,500	Post Properties, Inc.	517,470
10,000	Presidential Life Corporation	99,700
28,300	PrivateBancorp, Inc.	387,710
15,700	ProAssurance Corporation[a]	919,078
8,700	PS Business Parks, Inc.	464,580
4,233	Rewards Network, Inc.	56,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.0%)	Value
Financials (17.9%) - continued
8,400	RLI Corporation	$478,968
11,700	S&T Bancorp, Inc.[b]	244,530
7,300	Safety Insurance Group, Inc.	274,991
25,700	Selective Insurance Group, Inc.	426,620
19,600	Signature Bank[a]	726,180
7,400	Simmons First National Corporation	204,018
104,100	South Financial Group, Inc.[b]	71,964
13,300	Sovran Self Storage, Inc.	463,638
8,800	Sterling Bancorp	88,440
47,900	Sterling Bancshares, Inc.	267,282
8,800	Stewart Information Services Corporation	121,440
14,900	Stifel Financial Corporation[a]	800,875
41,800	Susquehanna Bancshares, Inc.	410,058
13,826	SWS Group, Inc.	159,414
19,500	Tanger Factory Outlet Centers, Inc.	841,620
3,740	Tompkins Financial Corporation[b]	136,435
21,700	Tower Group, Inc.	481,089
16,000	Tradestation Group, Inc.[a]	112,160
37,082	TrustCo Bank Corporation NYb	228,796
14,500	UMB Financial Corporation	588,700
55,300	Umpqua Holdings Corporation	733,278
18,500	United Bankshares, Inc.[b]	485,070
39,976	United Community Banks, Inc.[a]	176,294
10,700	United Fire & Casualty Company	192,493
10,400	Urstadt Biddle Properties	164,424
46,600	Whitney Holding Corporation	642,614
9,400	Wilshire Bancorp, Inc.	103,682
14,600	Wintrust Financial Corporation	543,266
7,912	World Acceptance Corporation[a,b]	285,465
18,300	Zenith National Insurance Corporation	701,256

	Total Financials	37,970,758

Health Care (13.5%)
10,700	Abaxis, Inc.[a]	290,933
5,300	Air Methods Corporation[a]	180,200
32,700	Align Technology, Inc.[a]	632,418
3,900	Almost Family, Inc.[a]	146,991
13,633	Amedisys, Inc.[a,b]	752,814
36,300	American Medical Systems Holdings, Inc.[a]	674,454
24,700	AMERIGROUP Corporation[a]	821,028
15,800	AMN Healthcare Services, Inc.[a]	139,040
14,950	AmSurg Corporation[a]	322,771
6,200	Analogic Corporation	264,926
13,600	ArQule, Inc.[a]	78,336
5,800	Bio-Reference Laboratories, Inc.[a]	255,026
14,200	Cambrex Corporation[a]	57,510
6,200	Cantel Medical Corporation	123,070
18,600	Catalyst Health Solutions, Inc.[a]	769,668
23,700	Centene Corporation[a]	569,748
11,000	Chemed Corporation	598,180
4,700	Computer Programs and Systems, Inc.	183,676
14,050	CONMED Corporation[a]	334,531
22,000	Cooper Companies, Inc.	855,360
3,400	Corvel Corporation[a]	121,550
14,900	Cross Country Healthcare, Inc.[a]	150,639
13,750	CryoLife, Inc.[a]	88,962
28,000	Cubist Pharmaceuticals, Inc.[a]	631,120
11,500	Cyberonics, Inc.[a]	220,340

Shares	Common Stock (99.0%)	Value
Health Care (13.5%) - continued
8,500	Dionex Corporation[a]	$635,630
27,600	Eclipsys Corporation[a]	548,688
8,000	Emergent Biosolutions, Inc.[a]	134,480
16,097	Enzo Biochem, Inc.[a]	96,904
20,400	eResearch Technology, Inc.[a]	140,964
8,400	Genoptix, Inc[a]	298,116
14,200	Gentiva Health Services, Inc.[a]	401,576
11,200	Greatbatch, Inc.[a]	237,328
12,100	Haemonetics Corporation[a]	691,515
15,400	Hanger Orthopedic Group, Inc.[a]	279,972
23,600	Healthspring, Inc.[a]	415,360
16,300	Healthways, Inc.[a]	261,941
12,400	HMS Holding Corporation[a]	632,276
5,800	ICU Medical, Inc.[a]	199,810
10,000	Integra LifeSciences Holdings Corporation[a,b]	438,300
15,600	Invacare Corporation	414,024
16,300	inVentiv Health, Inc.[a]	366,098
6,600	IPC The Hospitalist Company, Inc.[a]	231,726
7,200	Kendle International, Inc.[a]	125,856
5,300	Kensey Nash Corporation[a]	125,027
4,500	Landauer, Inc.	293,490
8,950	LCA-Vision, Inc.[a]	74,464
7,300	LHC Group, Inc.[a]	244,769
16,700	Magellan Health Services, Inc.[a]	726,116
16,100	Martek Biosciences Corporation[a]	362,411
8,900	MedCath Corporation[a]	93,183
22,700	Mednax, Inc.[a]	1,320,913
19,600	Meridian Bioscience, Inc.	399,252
13,600	Merit Medical Systems, Inc.[a]	207,400
6,400	Molina Healthcare, Inc.[a]	161,088
5,900	MWI Veterinary Supply, Inc.[a]	238,360
13,700	Natus Medical, Inc.[a]	217,967
10,750	Neogen Corporation[a]	269,825
16,000	Odyssey Healthcare, Inc.[a]	289,760
15,600	Omnicell, Inc.[a]	218,868
8,700	Osteotech, Inc.[a]	34,104
9,000	Palomar Medical Technologies, Inc.[a]	97,740
16,900	Par Pharmaceutical Companies, Inc.[a]	419,120
28,100	PAREXEL International Corporation[a]	655,011
14,800	PharMerica Corporation[a]	269,656
20,900	Phase Forward, Inc.[a]	273,163
28,500	PSS World Medical, Inc.[a]	670,035
9,100	Quality Systems, Inc.[b]	559,104
31,200	Regeneron Pharmaceuticals, Inc.[a]	826,488
11,900	RehabCare Group, Inc.[a]	324,513
12,400	Res-Care, Inc.[a]	148,676
26,800	Salix Pharmaceuticals, Ltd.[a]	998,300
32,400	Savient Pharmaceuticals, Inc.[a,b]	468,180
8,400	SurModics, Inc.[a,b]	175,896
17,300	Symmetry Medical, Inc.[a]	173,692
16,200	Theragenics Corporation[a]	26,892
37,400	ViroPharma, Inc.[a]	509,762
16,000	West Pharmaceutical Services, Inc.	671,200
10,300	Zoll Medical Corporation[a]	271,508

	Total Health Care	28,629,788

Industrials (16.7%)
11,000	A.O. Smith Corporation	578,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.0%)	Value
Industrials (16.7%) - continued
6,100	AAON, Inc.	$137,982
18,800	AAR Corporation[a]	466,616
22,600	ABM Industries, Inc.	479,120
32,800	Actuant Corporation	641,240
21,000	Acuity Brands, Inc.	886,410
10,800	Administaff, Inc.	230,472
7,200	Aerovironment, Inc.[a,b]	187,992
13,300	Albany International Corporation	286,349
7,300	Allegiant Travel Company[a,b]	422,378
4,300	American Science & Engineering, Inc.	322,156
13,500	Apogee Enterprises, Inc.	213,435
18,050	Applied Industrial Technologies, Inc.	448,543
6,400	Applied Signal Technology, Inc.	125,312
12,200	Arkansas Best Corporation	364,536
9,600	Astec Industries, Inc.[a]	278,016
9,700	ATC Technology Corporation[a]	166,452
6,000	Azz, Inc.	203,100
7,200	Badger Meter, Inc.[b]	277,272
20,300	Baldor Electric Company	759,220
21,000	Barnes Group, Inc.	408,660
22,525	Belden, Inc.	618,536
19,358	Bowne & Company, Inc.	216,035
25,300	Brady Corporation	787,336
24,200	Briggs & Stratton Corporation	471,900
4,400	Cascade Corporation	141,724
6,100	CDI Corporation	89,426
12,250	Ceradyne, Inc.[a]	277,953
8,200	Circor International, Inc.	272,322
24,400	CLARCOR, Inc.	841,556
18,300	Comfort Systems USA, Inc.	228,567
5,400	Consolidated Graphics, Inc.[a]	223,614
7,500	Cubic Corporation	270,000
22,100	Curtiss-Wright Corporation	769,080
18,900	Dycom Industries, Inc.[a]	165,753
32,000	EMCOR Group, Inc.[a]	788,160
9,200	Encore Wire Corporation	191,360
9,800	EnPro Industries, Inc.[a]	284,984
12,800	ESCO Technologies, Inc.	407,168
14,400	Esterline Technologies Corporation[a]	711,792
6,600	Exponent, Inc.[a]	188,232
14,000	Forward Air Corporation	368,200
9,000	G & K Services, Inc.	232,920
25,200	Gardner Denver, Inc.	1,109,808
24,600	GenCorp, Inc.[a]	141,696
24,900	Geo Group, Inc.[a]	493,518
14,600	Gibraltar Industries, Inc.[a]	184,106
21,330	Griffon Corporation[a]	265,772
21,025	Healthcare Services Group, Inc.	470,750
25,448	Heartland Express, Inc.	419,892
8,300	Heidrick & Struggles International, Inc.	232,649
18,400	Hub Group, Inc.[a]	514,832
12,500	II-VI, Inc.[a]	423,000
18,900	Insituform Technologies, Inc.[a]	502,929
27,200	Interface, Inc.	314,976
13,600	John Bean Technologies Corporation	238,544
12,500	Kaman Corporation	312,625
16,200	Kaydon Corporation	609,120
12,800	Kelly Services, Inc.[a]	213,248
28,150	Knight Transportation, Inc.	593,684

Shares	Common Stock (99.0%)	Value
Industrials (16.7%) - continued
1,900	Lawson Products, Inc.	$29,393
6,050	Lindsay Manufacturing Company[b]	250,531
8,300	Lydall, Inc.[a]	65,155
15,000	MagneTek, Inc.[a]	24,750
17,500	Mobile Mini, Inc.[a]	271,075
21,950	Moog, Inc.[a]	777,469
18,200	Mueller Industries, Inc.	487,578
8,760	NCI Building Systems, Inc.[a,b]	96,710
13,550	Old Dominion Freight Line, Inc.[a]	452,434
17,400	On Assignment, Inc.[a]	124,062
27,500	Orbital Sciences Corporation[a]	522,775
4,200	Powell Industries, Inc.[a]	136,626
18,275	Quanex Building Products Corporation	302,086
15,900	Robbins & Myers, Inc.	378,738
7,700	School Specialty, Inc.[a]	174,867
24,900	SFN Group, Inc.[a]	199,449
18,600	Simpson Manufacturing Company, Inc.[b]	516,336
27,100	SkyWest, Inc.	386,988
6,100	Standard Register Company	32,635
6,000	Standex International Corporation	154,620
7,800	Stanley, Inc.[a]	220,662
19,500	Sykes Enterprises, Inc.[a]	445,380
17,500	Teledyne Technologies, Inc.[a]	722,225
29,806	Tetra Tech, Inc.[a]	686,730
16,200	Toro Company	796,554
10,400	Tredegar Corporation	177,632
8,100	Triumph Group, Inc.	567,729
21,300	TrueBlue, Inc.[a]	330,150
11,600	United Stationers, Inc.[a]	682,660
9,300	Universal Forest Products, Inc.	358,236
9,900	Viad Corporation	203,445
9,500	Vicor Corporation[a]	131,195
5,800	Volt Information Sciences, Inc.[a]	59,218
15,650	Watsco, Inc.	890,172
14,200	Watts Water Technologies, Inc.	441,052

	Total Industrials	35,568,615

Information Technology (17.8%)
12,700	Actel Corporation[a]	175,895
58,200	Adaptec, Inc.[a]	190,314
16,000	Advanced Energy Industries, Inc.[a]	264,960
9,700	Agilysys, Inc.	108,349
13,900	Anixter International, Inc.[a]	651,215
60,623	Arris Group, Inc.[a]	728,082
15,300	ATMI, Inc.[a]	295,443
13,713	Avid Technology, Inc.[a]	188,965
5,600	Bel Fuse, Inc.	112,840
30,750	Benchmark Electronics, Inc.[a]	637,755
8,500	Black Box Corporation	261,460
21,500	Blackbaud, Inc.	541,585
20,100	Blue Coat Systems, Inc.[a]	623,904
33,900	Brightpoint, Inc.[a]	255,267
31,207	Brooks Automation, Inc.[a]	275,246
11,400	Cabot Microelectronics Corporation[a]	431,262
14,600	CACI International, Inc.[a]	713,210
18,900	Checkpoint Systems, Inc.[a]	418,068
33,500	CIBER, Inc.[a]	125,290
19,200	Cognex Corporation	355,008
11,400	Cohu, Inc.	156,978

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.0%)	Value
Information Technology (17.8%) - continued
20,600	CommVault Systems, Inc.[a]	$439,810
11,000	Compellent Technologies, Inc.[a]	193,050
11,700	comScore, Inc.[a]	195,273
13,700	Comtech Telecommunications Corporation[a]	438,263
20,800	Concur Technologies, Inc.[a]	853,008
17,200	CSG Systems International, Inc.[a]	360,512
16,400	CTS Corporation	154,488
34,125	CyberSource Corporation[a]	601,965
14,500	Cymer, Inc.[a]	540,850
78,300	Cypress Semiconductor Corporation[a]	900,450
16,700	Daktronics, Inc.[b]	127,254
19,500	DealerTrack Holdings, Inc.[a]	333,060
12,000	Digi International, Inc.[a]	127,680
16,950	Diodes, Inc.[a]	379,680
11,100	DSP Group, Inc.[a]	92,463
8,500	DTS, Inc.[a]	289,340
14,600	Ebix, Inc.[a,b]	233,162
13,300	Electro Scientific Industries, Inc.[a]	170,373
7,400	EMS Technologies, Inc.[a]	122,840
22,300	Epicor Software Corporation[a]	213,188
15,700	EPIQ Systems, Inc.[a]	195,151
21,200	Exar Corporation[a]	149,460
7,800	FARO Technologies, Inc.[a]	200,850
18,300	FEI Company[a]	419,253
7,200	Forrester Research, Inc.[a]	216,504
12,200	Gerber Scientific, Inc.[a]	75,762
46,600	Harmonic, Inc.[a]	294,046
18,100	Heartland Payment Systems, Inc.	336,660
10,400	Hittite Microwave Corporation[a]	457,288
11,300	Hutchinson Technology, Inc.[a]	70,512
17,100	InfoSpace, Inc.[a]	188,955
22,175	Insight Enterprises, Inc.[a]	318,433
8,400	Integral Systems, Inc.[a]	80,892
6,200	Interactive Intelligence, Inc.[a]	115,878
23,900	Intermec, Inc.[a]	338,902
10,700	Intevac, Inc.[a]	147,874
21,800	J2 Global Communication, Inc.[a]	510,120
17,200	JDA Software Group, Inc.[a]	478,504
6,600	Keithley Instruments, Inc.	43,560
14,500	Knot, Inc.[a]	113,390
32,000	Kopin Corporation[a]	118,400
33,700	Kulicke and Soffa Industries, Inc.[a]	244,325
10,600	Littelfuse, Inc.[a]	402,906
8,800	LoJack Corporation[a]	36,344
10,900	Manhattan Associates, Inc.[a]	277,732
8,400	MAXIMUS, Inc.	511,812
11,400	Mercury Computer Systems, Inc.[a]	156,408
18,000	Methode Electronics, Inc.	178,200
20,800	Micrel, Inc.	221,728
40,100	Microsemi Corporation[a]	695,334
23,900	MKS Instruments, Inc.[a]	468,201
8,000	MTS Systems Corporation	232,240
3,400	NCI, Inc.[a]	102,782
16,900	NETGEAR, Inc.[a]	441,090
16,700	NetScout Systems, Inc.[a]	246,993
14,500	Network Equipment Technologies, Inc.[a]	79,895
17,500	Newport Corporation[a]	218,750
14,900	Novatel Wireless, Inc.[a]	100,277
9,950	Park Electrochemical Corporation	285,963
9,000	PC-Tel, Inc.[a]	55,620

Shares	Common Stock (99.0%)	Value
Information Technology (17.8%) - continued
14,600	Perficient, Inc.[a]	$164,542
12,400	Pericom Semiconductor Corporation[a]	132,804
16,900	Phoenix Technologies, Ltd.[a]	54,418
19,200	Plexus Corporation[a]	691,776
19,900	Progress Software Corporation[a]	625,457
13,300	Radiant Systems, Inc.[a]	189,791
11,500	RadiSys Corporation[a]	103,040
7,600	Rogers Corporation[a]	220,476
15,000	Rudolph Technologies, Inc.[a]	128,550
12,900	ScanSource, Inc.[a]	371,262
13,000	Sigma Designs, Inc.[a,b]	152,490
84,900	Skyworks Solutions, Inc.[a]	1,324,440
14,400	Smith Micro Software, Inc.[a]	127,296
14,700	Sonic Solutions, Inc.[a]	137,739
10,800	Standard Microsystems Corporation[a]	251,424
5,800	StarTek, Inc.[a]	40,310
9,800	Stratasys, Inc.[a,b]	238,924
6,300	Supertex, Inc.[a]	161,217
21,050	Symmetricom, Inc.[a]	122,722
16,200	Synaptics, Inc.[a,b]	447,282
10,200	Synnex Corporation[a]	301,512
40,150	Take-Two Interactive Software, Inc.[a]	395,477
18,500	Taleo Corporation[a]	479,335
19,900	Technitrol, Inc.[b]	105,072
32,600	Tekelec, Inc.[a]	592,016
15,500	TeleTech Holdings, Inc.[a]	264,740
24,100	Tessera Technologies, Inc.[a]	488,748
32,637	THQ, Inc.[a]	228,785
6,100	Tollgrade Communications, Inc.[a]	38,369
74,100	TriQuint Semiconductor, Inc.[a]	518,700
20,900	TTM Technologies, Inc.[a]	185,592
13,400	Tyler Technologies, Inc.[a]	251,384
11,500	Ultratech, Inc.[a]	156,400
41,100	United Online, Inc.	307,428
35,975	Varian Semiconductor Equipment Associates, Inc.[a]	1,191,492
19,300	Veeco Instruments, Inc.[a,b]	839,550
18,400	ViaSat, Inc.[a]	636,824
20,900	Websense, Inc.[a]	475,893
18,500	Wright Express Corporation[a]	557,220

	Total Information Technology	37,805,296

Materials (4.5%)
12,600	A. Schulman, Inc.	308,322
8,100	A.M. Castle & Company[a]	106,029
12,000	AMCOL International Corporation	326,400
10,000	American Vanguard Corporation	81,500
12,100	Arch Chemicals, Inc.	416,119
13,500	Balchem Corporation	332,775
9,800	Brush Engineered Materials, Inc.[a]	221,186
18,700	Buckeye Technologies, Inc.[a]	244,596
27,000	Calgon Carbon Corporation[a]	462,240
27,700	Century Aluminum Company[a]	381,152
5,500	Clearwater Paper Corporation[a]	270,875
5,200	Deltic Timber Corporation	229,060
21,200	Eagle Materials, Inc.	562,648
23,500	H.B. Fuller Company	545,435
29,200	Headwaters, Inc.[a]	134,028

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.0%)	Value
Materials (4.5%) - continued
13,663	Myers Industries, Inc.	$143,188
7,100	Neenah Paper, Inc.	112,464
5,700	NewMarket Corporation	587,043
4,400	Olympic Steel, Inc.	143,660
14,800	OM Group, Inc.[a]	501,424
5,500	Penford Corporation[a]	56,375
44,700	PolyOne Corporation[a]	457,728
5,400	Quaker Chemical Corporation	146,394
18,800	Rock-Tenn Company	856,716
14,500	RTI International Metals, Inc.[a]	439,785
8,600	Schweitzer-Mauduit International, Inc.	409,016
3,700	Stepan Company	206,793
13,400	Texas Industries, Inc.[b]	457,878
23,700	Wausau Paper Corporation[a]	202,398
10,450	Zep, Inc.	228,646

	Total Materials	9,571,873

Telecommunications Services (0.6%)
13,000	Cbeyond, Inc.[a]	177,840
21,600	General Communication, Inc.[a]	124,632
15,900	Iowa Telecommunications Services, Inc.	265,530
16,300	Neutral Tandem, Inc.[a]	260,474
14,400	NTELOS Holdings Corporation	256,176
10,900	USA Mobility, Inc.[a]	138,103

	Total Telecommunications Services	1,222,755

Utilities (3.3%)
14,433	ALLETE, Inc.	483,217
8,950	American States Water Company	310,565
26,500	Avista Corporation	548,815
5,600	Central Vermont Public Service Corporation	112,952
7,600	CH Energy Group, Inc.	310,384
21,200	El Paso Electric Company[a]	436,720
10,800	Laclede Group, Inc.	364,176
20,050	New Jersey Resources Corporation	753,078
12,800	Northwest Natural Gas Company	596,480
35,300	Piedmont Natural Gas Company, Inc.[b]	973,574
14,400	South Jersey Industries, Inc.	604,656
21,900	Southwest Gas Corporation	655,248
14,466	UIL Holdings Corporation	397,815
17,400	UniSource Energy Corporation	547,056

	Total Utilities	7,094,736

	Total Common Stock (cost $184,788,715)	210,262,959

Principal Amount	Long-Term Fixed Income (0.2%)	Value
U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
400,000	0.875%, 12/31/2010[c]	401,562

	Total U.S. Government and Agencies	401,562

	Total Long-Term Fixed Income (cost $400,436)	401,562

Shares	Collateral Held for Securities Loaned (8.5%)	Value
18,093,430	Thrivent Financial Securities Lending Trust	$18,093,430

	Total Collateral Held for Securities Loaned (cost $18,093,430)	18,093,430

Principal Amount	Short-Term Investments (0.9%)[d]	Value
	Jupiter Securitization Corporation
1,850,000	0.100%, 4/1/2010	1,850,000

	Total Short-Term Investments (at amortized cost)	1,850,000

	Total Investments (cost $205,132,581) 108.6%	$230,607,951

	Other Assets and Liabilities, Net (8.6%)	(18,183,556)

	Total Net Assets 100.0%	$212,424,395

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At March 31, 2010, $401,562 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$56,366,826
Gross unrealized depreciation	(30,891,456)

Net unrealized appreciation (depreciation)	$25,475,370

Cost for federal income tax purposes	$205,132,581

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Small Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Small Cap Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	35,371,043	35,371,043	–	–
Consumer Staples	6,441,221	6,441,221	–	–
Energy	10,586,874	10,586,874	–	–
Financials	37,970,758	37,970,758	–	–
Health Care	28,629,788	28,629,788	–	–
Industrials	35,568,615	35,568,615	–	–
Information Technology	37,805,296	37,805,296	–	–
Materials	9,571,873	9,571,873	–	–
Telecommunications Services	1,222,755	1,222,755	–	–
Utilities	7,094,736	7,094,736	–	–
Long-Term Fixed Income
U.S. Government and Agencies	401,562	–	401,562	–
Collateral Held for Securities Loaned	18,093,430	18,093,430	–	–
Short-Term Investments	1,850,000	–	1,850,000	–

Total	$230,607,951	$228,356,389	$2,251,562	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives Futures Contracts	15,324	15,324	–	–

Total Asset Derivatives	$15,324	$15,324	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	33	June 2010	$2,219,106	$2,234,430	$15,324
Total Futures Contracts					$15,324

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$24,200,701	$18,951,129	$25,058,400	18,093,430	$18,093,430	$64,866
Total Value and Income Earned	24,200,701				18,093,430	64,866

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Mid Cap Growth Portfolio II

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (95.2%)	Value
Consumer Discretionary (12.9%)
35,700	Bed Bath & Beyond, Inc.[a]	$1,562,232
33,500	Burger King Holdings, Inc.	712,210
170,100	Coldwater Creek, Inc.[a]	1,180,494
48,500	Darden Restaurants, Inc.	2,160,190
36,200	Discovery Communications, Inc.[a]	1,223,198
33,700	Dollar Tree, Inc.[a]	1,995,714
54,900	International Game Technology	1,012,905
118,300	Leapfrog Enterprises, Inc.[a]	774,865
65,200	MGM MIRAGE[a,b]	782,400
31,400	O’Reilly Automotive, Inc.[a]	1,309,694
52,500	Toll Brothers, Inc.[a]	1,092,000
13,100	VF Corporation	1,049,965
28,500	WMS Industries, Inc.[a]	1,195,290
70,900	Zumiez, Inc.[a,b]	1,452,741

	Total Consumer Discretionary	17,503,898

Consumer Staples (4.1%)
41,900	Avon Products, Inc.	1,419,153
44,600	BJ’s Wholesale Club, Inc.[a]	1,649,754
56,200	H.J. Heinz Company	2,563,282

	Total Consumer Staples	5,632,189

Energy (12.7%)
42,500	Alpha Natural Resources, Inc.[a]	2,120,325
75,000	Forest Oil Corporation[a]	1,936,500
37,900	Frontline, Ltd.[b]	1,160,877
9,300	Helmerich & Payne, Inc.	354,144
22,700	Massey Energy Company	1,186,983
83,300	Nabors Industries, Ltd.[a]	1,635,179
83,300	Petrohawk Energy Corporation[a]	1,689,324
90,500	Quicksilver Resources, Inc.[a]	1,273,335
21,700	Range Resources Corporation	1,017,079
52,600	Sunoco, Inc.	1,562,746
45,600	Ultra Petroleum Corporation[a]	2,126,328
35,500	Weatherford International, Ltd.[a]	563,030
48,300	Willbros Group, Inc.[a]	580,083

	Total Energy	17,205,933

Financials (5.3%)
6,600	IntercontinentalExchange, Inc.[a]	740,388
46,800	Lazard, Ltd.	1,670,760
21,700	MSCI, Inc.[a]	783,370
26,400	PartnerRe, Ltd.	2,104,608
11,700	T. Rowe Price Group, Inc.	642,681
80,793	TCF Financial Corporation[b]	1,287,840

	Total Financials	7,229,647

Health Care (10.9%)
12,600	Alexion Pharmaceuticals, Inc.[a]	685,062
29,900	Beckman Coulter, Inc.	1,877,720
172,200	Boston Scientific Corporation[a]	1,243,284
25,100	C.R. Bard, Inc.	2,174,162
15,300	Cephalon, Inc.[a,b]	1,037,034
36,800	CIGNA Corporation	1,346,144
89,100	Hologic, Inc.[a]	1,651,914
54,000	Myriad Genetics, Inc.[a]	1,298,700
20,900	Shire Pharmaceuticals Group plc ADR	1,378,564
20,500	Thermo Fisher Scientific, Inc.[a]	1,054,520
25,500	Vertex Pharmaceuticals, Inc.[a]	1,042,185

	Total Health Care	14,789,289

Shares	Common Stock (95.2%)	Value
Industrials (17.7%)
47,200	Aecom Technology Corporation[a]	$1,339,064
80,400	BE Aerospace, Inc.[a]	2,448,180
69,300	Delta Air Lines, Inc.[a]	1,011,087
49,700	Expeditors International of Washington, Inc.	1,834,924
18,900	Flowserve Corporation	2,084,103
20,299	FTI Consulting, Inc.[a]	798,157
68,500	Knight Transportation, Inc.	1,444,665
39,500	Pentair, Inc.	1,406,990
19,200	Precision Castparts Corporation	2,432,832
75,900	Quanta Services, Inc.[a]	1,454,244
19,600	Roper Industries, Inc.	1,133,664
62,900	Ryanair Holdings plc ADR[a]	1,708,993
27,200	Shaw Group, Inc.[a]	936,224
31,800	SPX Corporation	2,108,976
36,100	Stericycle, Inc.[a]	1,967,450

	Total Industrials	24,109,553

Information Technology (18.8%)
49,187	Akamai Technologies, Inc.[a]	1,544,964
65,700	Altera Corporation	1,597,167
212,500	Atmel Corporation[a]	1,068,875
46,500	Electronic Arts, Inc.[a]	867,690
55,500	F5 Networks, Inc.[a]	3,413,805
41,500	FormFactor, Inc.[a]	737,040
52,600	Juniper Networks, Inc.[a]	1,613,768
72,300	Marvell Technology Group, Ltd.[a]	1,473,474
59,600	Maxim Integrated Products, Inc.	1,155,644
58,500	Molex, Inc.	1,220,310
52,260	Monster Worldwide, Inc.[a]	868,038
67,400	NETAPP, Inc.[a]	2,194,544
35,102	Netlogic Microsystems, Inc.[a,b]	1,033,052
87,500	Nuance Communications, Inc.[a]	1,456,000
92,600	NVIDIA Corporation[a]	1,609,388
62,900	Polycom, Inc.[a]	1,923,482
19,800	Riverbed Technology, Inc.[a]	562,320
75,700	Symantec Corporation[a]	1,280,844

	Total Information Technology	25,620,405

Materials (9.4%)
17,200	Allegheny Technologies, Inc.	928,628
28,100	Ecolab, Inc.	1,234,995
20,800	FMC Corporation	1,259,232
31,400	Newmont Mining Corporation	1,599,202
77,500	Owens-Illinois, Inc.[a]	2,754,350
72,700	Pactiv Corporation[a]	1,830,586
70,200	Pan American Silver Corporation	1,625,130
9,200	Randgold Resources, Ltd. ADR	707,191
19,700	Rock-Tenn Company	897,729

	Total Materials	12,837,043

Telecommunications Services (3.4%)
53,200	NII Holdings, Inc.[a]	2,216,312
66,800	SBA Communications Corporation[a]	2,409,476

	Total Telecommunications Services	4,625,788

	Total Common Stock (cost $104,649,383)	129,553,745

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Mid Cap Growth Portfolio II

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Collateral Held for Securities Loaned (5.1%)	Value
6,919,913	Thrivent Financial Securities Lending Trust	$6,919,913

	Total Collateral Held for Securities Loaned (cost $6,919,913)	6,919,913

Principal Amount	Short-Term Investments (4.6%)[c]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.115%, 4/7/2010	1,999,962
	Jupiter Securitization Corporation
4,280,000	0.100%, 4/1/2010	4,280,000

	Total Short-Term Investments (at amortized cost)	6,279,962

	Total Investments (cost $117,849,258) 104.9%	$142,753,620

	Other Assets and Liabilities, Net (4.9%)	(6,661,602)

	Total Net Assets 100.0%	$136,092,018

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$26,693,539
Gross unrealized depreciation	(1,789,177)

Net unrealized appreciation (depreciation)	$24,904,362

Cost for federal income tax purposes	$117,849,258

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Mid Cap Growth Portfolio II’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	17,503,898	17,503,898	–	–
Consumer Staples	5,632,189	5,632,189	–	–
Energy	17,205,933	17,205,933	–	–
Financials	7,229,647	7,229,647	–	–
Health Care	14,789,289	14,789,289	–	–
Industrials	24,109,553	24,109,553	–	–
Information Technology	25,620,405	25,620,405	–	–
Materials	12,837,043	12,837,043	–	–
Telecommunications Services	4,625,788	4,625,788	–	–
Collateral Held for Securities Loaned	6,919,913	6,919,913	–	–
Short-Term Investments	6,279,962	–	6,279,962	–

Total	$142,753,620	$136,473,658	$6,279,962	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$2,701,775	$13,081,632	$8,863,494	6,919,913	$6,919,913	$8,680
Total Value and Income Earned	2,701,775				6,919,913	8,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (95.5%)	Value
Consumer Discretionary (15.7%)
109,200	American Eagle Outfitters, Inc.	$2,022,384
82,525	Bed Bath & Beyond, Inc.[a]	3,611,294
55,550	BorgWarner, Inc.[a]	2,120,899
119,000	Burger King Holdings, Inc.	2,529,940
496,500	Coldwater Creek, Inc.[a]	3,445,710
131,600	Darden Restaurants, Inc.	5,861,464
29,200	DeVry, Inc.	1,903,840
92,350	Discovery Communications, Inc.[a]	3,120,506
71,600	Dollar Tree, Inc.[a]	4,240,152
50,400	DreamWorks Animation SKG, Inc.[a]	1,985,256
90,050	Hasbro, Inc.	3,447,114
120,950	International Game Technology	2,231,528
72,850	Jack in the Box, Inc.[a]	1,715,618
123,900	KB Home[b]	2,075,325
226,000	Leapfrog Enterprises, Inc.[a]	1,480,300
189,000	MGM MIRAGE[a,b]	2,268,000
72,800	O’Reilly Automotive, Inc.[a]	3,036,488
151,025	Toll Brothers, Inc.[a]	3,141,320
36,700	VF Corporation	2,941,505
78,000	WMS Industries, Inc.[a]	3,271,320
175,725	Zumiez, Inc.[a,b]	3,600,605

	Total Consumer Discretionary	60,050,568

Consumer Staples (3.3%)
98,000	Avon Products, Inc.	3,319,260
110,600	BJ’s Wholesale Club, Inc.[a]	4,091,094
116,000	H.J. Heinz Company	5,290,760

	Total Consumer Staples	12,701,114

Energy (11.7%)
119,000	Alpha Natural Resources, Inc.[a]	5,936,910
210,100	Forest Oil Corporation[a]	5,424,782
83,300	Frontline, Ltd.[b]	2,551,479
27,300	Helmerich & Payne, Inc.	1,039,584
64,200	Massey Energy Company	3,357,018
166,100	Nabors Industries, Ltd.[a]	3,260,543
36,000	Patterson-UTI Energy, Inc.	502,920
33,825	Peabody Energy Corporation	1,545,803
173,125	Petrohawk Energy Corporation[a]	3,510,975
201,300	Quicksilver Resources, Inc.[a]	2,832,291
50,200	Range Resources Corporation	2,352,874
116,775	Sunoco, Inc.	3,469,385
124,200	Ultra Petroleum Corporation[a]	5,791,446
104,400	Weatherford International, Ltd.[a]	1,655,784
143,525	Willbros Group, Inc.[a]	1,723,735

	Total Energy	44,955,529

Financials (5.0%)
20,350	IntercontinentalExchange, Inc.[a]	2,282,863
129,250	Lazard, Ltd.	4,614,225
61,800	MSCI, Inc.[a]	2,230,980
57,600	PartnerRe, Ltd.	4,591,872
35,200	T. Rowe Price Group, Inc.	1,933,536
215,814	TCF Financial Corporation[b]	3,440,075

	Total Financials	19,093,551

Health Care (10.9%)
46,100	Alexion Pharmaceuticals, Inc.[a]	2,506,457
64,600	Beckman Coulter, Inc.	4,056,880
390,800	Boston Scientific Corporation[a]	2,821,576
76,275	C.R. Bard, Inc.	6,606,940
37,000	Cephalon, Inc.[a,b]	2,507,860

Shares	Common Stock (95.5%)	Value
Health Care (10.9%) - continued
112,800	CIGNA Corporation	$4,126,224
202,050	Hologic, Inc.[a]	3,746,007
34,800	Illumina, Inc.[a]	1,353,720
27,700	Life Technologies Corporation[a]	1,447,879
151,850	Myriad Genetics, Inc.[a]	3,651,993
63,800	Shire Pharmaceuticals Group plc ADR	4,208,248
47,000	Thermo Fisher Scientific, Inc.[a]	2,417,680
51,300	Vertex Pharmaceuticals, Inc.[a]	2,096,631

	Total Health Care	41,548,095

Industrials (16.5%)
116,000	Aecom Technology Corporation[a]	3,290,920
209,500	BE Aerospace, Inc.[a]	6,379,275
37,800	C.H. Robinson Worldwide, Inc.	2,111,130
190,175	Delta Air Lines, Inc.[a]	2,774,653
139,295	Expeditors International of Washington, Inc.	5,142,771
45,500	Flowserve Corporation	5,017,285
46,647	FTI Consulting, Inc.[a]	1,834,160
145,600	Knight Transportation, Inc.	3,070,704
104,675	Pentair, Inc.	3,728,523
48,450	Precision Castparts Corporation	6,139,100
175,200	Quanta Services, Inc.[a]	3,356,832
64,875	Roper Industries, Inc.	3,752,370
118,150	Ryanair Holdings plc ADR[a]	3,210,136
78,900	Shaw Group, Inc.[a]	2,715,738
82,300	SPX Corporation	5,458,136
92,800	Stericycle, Inc.[a]	5,057,600

	Total Industrials	63,039,333

Information Technology (18.0%)
93,014	Akamai Technologies, Inc.[a]	2,921,570
152,800	Altera Corporation	3,714,568
608,200	Atmel Corporation[a]	3,059,246
136,225	Electronic Arts, Inc.[a]	2,541,958
119,275	F5 Networks, Inc.[a]	7,336,605
103,400	FormFactor, Inc.[a]	1,836,384
51,850	Hewitt Associates, Inc.[a]	2,062,593
135,500	Juniper Networks, Inc.[a]	4,157,140
213,000	Marvell Technology Group, Ltd.[a]	4,340,940
152,300	Maxim Integrated Products, Inc.	2,953,097
36,600	McAfee, Inc.[a]	1,468,758
135,925	Molex, Inc.	2,835,395
129,050	Monster Worldwide, Inc.[a]	2,143,521
168,575	NETAPP, Inc.[a]	5,488,802
104,302	Netlogic Microsystems, Inc.[a,b]	3,069,608
179,900	Nuance Communications, Inc.[a]	2,993,536
235,625	NVIDIA Corporation[a]	4,095,163
147,925	Polycom, Inc.[a]	4,523,546
56,500	Riverbed Technology, Inc.[a]	1,604,600
176,950	Symantec Corporation[a]	2,993,994
106,000	Tyco Electronics, Ltd.	2,912,880

	Total Information Technology	69,053,904

Materials (10.2%)
23,600	Allegheny Technologies, Inc.	1,274,164
94,775	Celanese Corporation	3,018,584
79,300	Ecolab, Inc.	3,485,235
61,600	FMC Corporation	3,729,264
91,700	Newmont Mining Corporation	4,670,281
223,750	Owens-Illinois, Inc.[a]	7,952,075
181,100	Pactiv Corporation[a]	4,560,098

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (95.5%)	Value
Materials (10.2%) - continued
161,100	Pan American Silver Corporation	$3,729,465
25,900	Randgold Resources, Ltd. ADR	1,990,897
55,700	Rock-Tenn Company	2,538,249
83,875	Rockwood Holdings, Inc.[a]	2,232,752

	Total Materials	39,181,064

Telecommunications Services (4.2%)
80,342	American Tower Corporation[a]	3,423,373
138,450	NII Holdings, Inc.[a]	5,767,827
184,900	SBA Communications Corporation[a]	6,669,343

	Total Telecommunications Services	15,860,543

	Total Common Stock (cost $326,760,109)	365,483,701

Shares	Collateral Held for Securities Loaned (3.7%)	Value
14,210,703	Thrivent Financial Securities Lending Trust	14,210,703

	Total Collateral Held for Securities Loaned (cost $14,210,703)	14,210,703

Principal Amount	Short-Term Investments (4.6%)[c]	Value
	Federal Home Loan Bank Discount Notes
3,000,000	0.001%, 4/1/2010	3,000,000
7,000,000	0.120%, 4/5/2010	6,999,907
3,000,000	0.120%, 4/16/2010	2,999,850
	Federal National Mortgage Association Discount Notes
2,000,000	0.080%, 4/9/2010	1,999,964
	Jupiter Securitization Corporation
2,655,000	0.100%, 4/1/2010	2,655,000

	Total Short-Term Investments (at amortized cost)	17,654,721

	Total Investments (cost $358,625,533) 103.8%	$397,349,125

	Other Assets and Liabilities, Net (3.8%)	(14,402,167)

	Total Net Assets 100.0%	$382,946,958

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$56,390,982
Gross unrealized depreciation	(17,667,390)

Net unrealized appreciation (depreciation)	$38,723,592

Cost for federal income tax purposes	$358,625,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Mid Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	60,050,568	60,050,568	–	–
Consumer Staples	12,701,114	12,701,114	–	–
Energy	44,955,529	44,955,529	–	–
Financials	19,093,551	19,093,551	–	–
Health Care	41,548,095	41,548,095	–	–
Industrials	63,039,333	63,039,333	–	–
Information Technology	69,053,904	69,053,904	–	–
Materials	39,181,064	39,181,064	–	–
Telecommunications Services	15,860,543	15,860,543	–	–
Collateral Held for Securities Loaned	14,210,703	14,210,703	–	–
Short-Term Investments	17,654,721	–	17,654,721	–

Total	$397,349,125	$379,694,404	$17,654,721	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$10,479,037	$36,720,676	$32,989,010	14,210,703	$14,210,703	$16,754
Total Value and Income Earned	10,479,037				14,210,703	16,754

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (14.4%)
16,320	Abercrombie & Fitch Company	$744,845
279,630	CBS Corporation	3,898,042
202,546	DISH Network Corporation	4,217,008
31,830	Fossil, Inc.[a]	1,201,264
38,960	Guess ?, Inc.	1,830,341
24,870	Hanesbrands, Inc.[a]	691,883
103,200	Harley-Davidson, Inc.	2,896,824
75,179	J.C. Penney Company, Inc.	2,418,508
50,656	Johnson Controls, Inc.	1,671,141
197,950	Liberty Media Corporation - Interactive[a]	3,030,615
195,444	Newell Rubbermaid, Inc.	2,970,749
2,518	NVR, Inc.[a]	1,829,327
49,840	Penn National Gaming, Inc.[a]	1,385,552
24,300	Snap-On, Inc.	1,053,162

	Total Consumer Discretionary	29,839,261

Consumer Staples (3.6%)
39,540	BJ’s Wholesale Club, Inc.[a]	1,462,585
13,190	Hormel Foods Corporation	554,112
17,898	J.M. Smucker Company	1,078,533
44,708	Molson Coors Brewing Company	1,880,419
82,870	Safeway, Inc.	2,060,148
24,240	Sara Lee Corporation	337,663

	Total Consumer Staples	7,373,460

Energy (10.3%)
38,470	Concho Resources, Inc.[a]	1,937,349
50,047	Dril-Quip, Inc.[a]	3,044,860
67,140	Forest Oil Corporation[a]	1,733,555
92,489	Newfield Exploration Company[a]	4,814,052
11,300	Oceaneering International, Inc.[a]	717,437
74,549	Range Resources Corporation	3,494,112
97,740	Weatherford International, Ltd.[a]	1,550,156
50,351	Whiting Petroleum Corporation[a]	4,070,375

	Total Energy	21,361,896

Financials (29.5%)
31,589	Alexandria Real Estate Equities, Inc.[b]	2,135,416
19,470	AvalonBay Communities, Inc.	1,681,235
33,352	Boston Properties, Inc.	2,516,075
64,850	Comerica, Inc.	2,466,894
45,500	Digital Realty Trust, Inc.[b]	2,466,100
82,418	Douglas Emmett, Inc.	1,266,765
17,521	Essex Property Trust, Inc.	1,576,014
36,333	Everest Re Group, Ltd.	2,940,430
218,980	Fifth Third Bancorp	2,975,938
141,614	First Horizon National Corporation[a]	1,989,677
118,760	Genworth Financial, Inc.[a]	2,178,058
130,575	Hartford Financial Services Group, Inc.	3,710,942
150,857	Host Hotels & Resorts, Inc.	2,210,055
170,298	Invesco, Ltd.	3,731,229
93,301	Janus Capital Group, Inc.	1,333,271
36,693	Lincoln National Corporation	1,126,475
19,443	M&T Bank Corporation[b]	1,543,385
119,582	Marsh & McLennan Companies, Inc.	2,920,192
139,450	Marshall & Ilsley Corporation	1,122,573
130,849	Principal Financial Group, Inc.	3,822,099
88,150	Progressive Corporation	1,682,784

Shares	Common Stock (98.1%)	Value
Financials (29.5%) - continued
17,033	Raymond James Financial, Inc.[b]	$455,462
249,517	SLM Corporation[a]	3,123,953
123,232	SunTrust Banks, Inc.	3,301,385
158,423	W.R. Berkley Corporation	4,133,256
136,870	XL Capital, Ltd.	2,586,843

	Total Financials	60,996,506

Health Care (5.3%)
87,019	Aetna, Inc.	3,055,237
52,079	Biogen Idec, Inc.[a]	2,987,252
27,389	C.R. Bard, Inc.	2,372,435
77,730	Hologic, Inc.[a]	1,441,114
20,796	Kinetic Concepts, Inc.[a]	994,257

	Total Health Care	10,850,295

Industrials (10.3%)
48,220	BE Aerospace, Inc.[a]	1,468,299
30,110	Cooper Industries plc	1,443,473
33,311	Cummins, Inc.	2,063,616
47,761	Eaton Corporation	3,618,851
60,630	Equifax, Inc.	2,170,554
20,500	Fluor Corporation	953,455
22,960	JetBlue Airways Corporation[a]	128,117
40,620	Kansas City Southern, Inc.[a]	1,469,225
43,040	Parker Hannifin Corporation	2,786,410
35,130	Pentair, Inc.	1,251,331
60,977	Republic Services, Inc.	1,769,552
37,450	Ryder System, Inc.	1,451,562
28,390	Textron, Inc.	602,720

	Total Industrials	21,177,165

Information Technology (5.9%)
52,344	Amphenol Corporation	2,208,393
76,111	CommScope, Inc.[a]	2,132,630
103,033	IAC InterActiveCorp[a]	2,342,970
298,251	ON Semiconductor Corporation[a]	2,386,008
121,780	Parametric Technology Corporation[a]	2,198,129
83,944	Teradyne, Inc.[a]	937,655

	Total Information Technology	12,205,785

Materials (7.2%)
8,540	CF Industries Holdings, Inc.[b]	778,677
44,340	Cliffs Natural Resources, Inc.	3,145,923
32,410	FMC Corporation	1,962,101
115,480	Huntsman Corporation	1,391,534
80,190	International Paper Company	1,973,476
49,328	Pactiv Corporation[a]	1,242,079
58,280	Steel Dynamics, Inc.	1,018,152
26,450	United States Steel Corporation	1,680,104
33,444	Vulcan Materials Company	1,579,895

	Total Materials	14,771,941

Telecommunications Services (2.5%)
37,879	CenturyTel, Inc.	1,343,189
184,970	Clearwire Corporation[a,b]	1,322,535
27,750	Clearwire Corporation Rights, $7.33, expires 6/21/2010[a,b]	5,134
652,956	Sprint Nextel Corporation[a]	2,481,233

	Total Telecommunications Services	5,152,091

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.1%)	Value
Utilities (9.1%)
31,250	Alliant Energy Corporation	$1,039,375
154,730	CMS Energy Corporation[b]	2,392,126
62,922	DPL, Inc.	1,710,849
73,039	Edison International, Inc.	2,495,743
29,293	FirstEnergy Corporation	1,145,063
23,440	Great Plains Energy, Inc.	435,281
45,790	Northeast Utilities	1,265,636
84,884	NV Energy, Inc.	1,046,620
16,180	Pinnacle West Capital Corporation	610,471
72,196	PPL Corporation	2,000,551
71,280	Questar Corporation	3,079,296
26,910	SCANA Corporation	1,011,547
29,170	Xcel Energy, Inc.	618,404

	Total Utilities	18,850,962

	Total Common Stock (cost $171,298,978)	202,579,362

Shares	Collateral Held for Securities Loaned (4.9%)	Value
10,074,965	Thrivent Financial Securities Lending Trust	10,074,965

	Total Collateral Held for Securities Loaned (cost $10,074,965)	10,074,965

Principal Amount	Short-Term Investments (2.7%)[c]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.115%, 4/7/2010	1,999,962
	Jupiter Securitization Corporation
3,770,000	0.100%, 4/1/2010	3,770,000

	Total Short-Term Investments (at amortized cost)	5,769,962

	Total Investments (cost $187,143,905) 105.7%	$218,424,289

	Other Assets and Liabilities, Net (5.7%)	(11,859,468)

	Total Net Assets 100.0%	$206,564,821

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,923,065
Gross unrealized depreciation	(2,642,681)

Net unrealized appreciation (depreciation)	$31,280,384

Cost for federal income tax purposes	$187,143,905

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Partner Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,839,261	29,839,261	–	–
Consumer Staples	7,373,460	7,373,460	–	–
Energy	21,361,896	21,361,896	–	–
Financials	60,996,506	60,996,506	–	–
Health Care	10,850,295	10,850,295	–	–
Industrials	21,177,165	21,177,165	–	–
Information Technology	12,205,785	12,205,785	–	–
Materials	14,771,941	14,771,941	–	–
Telecommunications Services	5,152,091	5,152,091	–	–
Utilities	18,850,962	18,850,962	–	–
Collateral Held for Securities Loaned	10,074,965	10,074,965	–	–
Short-Term Investments	5,769,962	–	5,769,962	–

Total	$218,424,289	$212,654,327	$5,769,962	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$9,806,665	$23,822,738	$23,554,438	10,074,965	$10,074,965	$8,024
Total Value and Income Earned	9,806,665				10,074,965	8,024

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Mid Cap Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (94.7%)	Value
Consumer Discretionary (12.3%)
78,470	Aeropostale, Inc.[a]	$2,262,290
63,914	Autoliv, Inc.[a,b]	3,293,488
96,082	Career Education Corporation[a]	3,040,035
245,600	CBS Corporation	3,423,664
314,377	Chico’s FAS, Inc.	4,533,316
62,324	Dollar Tree, Inc.[a]	3,690,827
71,222	Guess ?, Inc.	3,346,010
76,234	Harman International Industries, Inc.[a]	3,566,227
73,800	Jarden Corporation	2,456,802
77,462	Kohl’s Corporation[a]	4,243,368
76,395	McGraw-Hill Companies, Inc.	2,723,482
57,800	Omnicom Group, Inc.	2,243,218
70,255	Panera Bread Company[a]	5,373,805
191,200	Scientific Games Corporation[a]	2,692,096
167,365	Toll Brothers, Inc.[a]	3,481,192
149,294	WMS Industries, Inc.[a]	6,261,390

	Total Consumer Discretionary	56,631,210

Consumer Staples (4.0%)
167,340	Flowers Foods, Inc.	4,139,992
53,600	Hershey Company	2,294,616
93,144	Kroger Company	2,017,499
109,912	TreeHouse Foods, Inc.[a]	4,821,839
266,800	Tyson Foods, Inc.	5,109,220

	Total Consumer Staples	18,383,166

Energy (6.2%)
121,192	Alpha Natural Resources, Inc.[a]	6,046,269
93,728	Comstock Resources, Inc.[a]	2,980,550
187,560	Forest Oil Corporation[a]	4,842,799
106,027	Helmerich & Payne, Inc.	4,037,508
115,006	National Oilwell Varco, Inc.	4,666,944
91,855	Southwestern Energy Company[a]	3,740,336
157,742	Willbros Group, Inc.[a]	1,894,481

	Total Energy	28,208,887

Financials (16.6%)
62,900	Comerica, Inc.	2,392,716
78,842	Commerce Bancshares, Inc.	3,243,560
161,304	Cousins Properties, Inc.	1,340,436
190,273	Duke Realty Corporation	2,359,385
67,740	Eaton Vance Corporation	2,272,000
114,371	Endurance Specialty Holdings, Ltd.	4,248,883
175,235	Equity One, Inc.[b]	3,310,189
80,200	Hanover Insurance Group, Inc.	3,497,522
281,020	HCC Insurance Holdings, Inc.	7,756,152
360,648	Host Hotels & Resorts, Inc.	5,283,493
166,500	Hudson City Bancorp, Inc.	2,357,640
23,249	IntercontinentalExchange, Inc.[a]	2,608,073
118,266	Invesco, Ltd.	2,591,208
321,000	KeyCorp	2,487,750
71,624	Lazard, Ltd.	2,556,977
322,591	New York Community Bancorp, Inc.[b]	5,335,655
41,933	Northern Trust Corporation	2,317,218
37,643	PartnerRe, Ltd.	3,000,900
45,494	Rayonier, Inc. REIT	2,066,792
302,360	W.R. Berkley Corporation	7,888,572
234,077	Washington Federal, Inc.	4,756,445

Shares	Common Stock (94.7%)	Value
Financials (16.6%) - continued
116,072	Zions Bancorporation[b]	$2,532,691

	Total Financials	76,204,257

Health Care (11.4%)
58,741	Beckman Coulter, Inc.	3,688,935
49,682	C.R. Bard, Inc.	4,303,455
58,178	Charles River Laboratories International, Inc.[a]	2,286,977
170,062	Community Health Systems, Inc.[a]	6,280,390
177,671	Coventry Health Care, Inc.[a]	4,392,027
32,712	Henry Schein, Inc.[a]	1,926,737
188,340	Hologic, Inc.[a]	3,491,824
60,249	Kinetic Concepts, Inc.[a]	2,880,505
202,573	King Pharmaceuticals, Inc.[a]	2,382,258
54,954	Lincare Holdings, Inc.[a]	2,466,335
77,788	Masimo Corporation	2,065,271
25,244	NuVasive, Inc.[a,b]	1,141,029
27,300	OSI Pharmaceuticals, Inc.[a]	1,625,715
50,768	Shire Pharmaceuticals Group plc ADR	3,348,657
51,412	United Therapeutics Corporation[a]	2,844,626
54,714	Varian Medical Systems, Inc.[a]	3,027,326
101,175	Vertex Pharmaceuticals, Inc.[a]	4,135,022

	Total Health Care	52,287,089

Industrials (13.0%)
34,645	Alliant Techsystems, Inc.[a]	2,816,638
78,831	CSX Corporation	4,012,498
71,462	IDEX Corporation	2,365,392
309,586	Manitowoc Company, Inc.	4,024,618
62,008	Manpower, Inc.	3,541,897
80,120	Navistar International Corporation[a]	3,583,768
153,534	Oshkosh Corporation[a]	6,193,562
54,182	Pall Corporation	2,193,829
40,382	Parker Hannifin Corporation	2,614,331
23,331	Precision Castparts Corporation	2,956,271
40,249	Rockwell Collins, Inc.	2,519,185
63,673	Roper Industries, Inc.	3,682,846
99,000	Shaw Group, Inc.[a]	3,407,580
72,932	SPX Corporation	4,836,850
93,888	Tyco International, Ltd.	3,591,216
224,818	Werner Enterprises, Inc.	5,209,033
61,358	WESCO International, Inc.[a]	2,129,736

	Total Industrials	59,679,250

Information Technology (16.3%)
83,009	Akamai Technologies, Inc.[a]	2,607,313
1,424,606	Atmel Corporation[a]	7,165,768
1,000,386	Compuware Corporation[a]	8,403,242
165,204	eBay, Inc.[a]	4,452,248
86,642	F5 Networks, Inc.[a]	5,329,349
195,151	FormFactor, Inc.[a,b]	3,465,882
350,600	JDS Uniphase Corporation[a]	4,393,018
85,232	Juniper Networks, Inc.[a]	2,614,918
80,682	Lam Research Corporation[a]	3,011,052
164,205	Maxim Integrated Products, Inc.	3,183,935
95,258	Novellus Systems, Inc.[a]	2,381,450
98,176	Paychex, Inc.	3,014,003
139,032	Polycom, Inc.[a]	4,251,599
52,600	Sybase, Inc.[a]	2,452,212
501,087	Teradyne, Inc.[a]	5,597,142
453,800	TIBCO Software, Inc.[a]	4,896,502
140,491	Xilinx, Inc.	3,582,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Mid Cap Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (94.7%)	Value
Information Technology (16.3%) - continued
126,660	Zebra Technologies Corporation[a]	$3,749,136

	Total Information Technology	74,551,289

Materials (9.2%)
141,717	Albemarle Corporation	6,041,396
89,203	Ball Corporation	4,761,656
36,900	Cliffs Natural Resources, Inc.	2,618,055
177,832	Commercial Metals Company	2,678,150
151,624	Crown Holdings, Inc.[a]	4,087,783
138,558	Owens-Illinois, Inc.[a]	4,924,351
209,880	Packaging Corporation of America	5,165,147
90,700	Pactiv Corporation[a]	2,283,826
128,029	Sealed Air Corporation	2,698,851
75,912	Silgan Holdings, Inc.	4,572,180
126,500	Steel Dynamics, Inc.	2,209,955

	Total Materials	42,041,350

Telecommunications Services (0.7%)
99,096	Telephone and Data Systems, Inc.	3,354,400

	Total Telecommunications Services	3,354,400

Utilities (5.0%)
81,347	Alliant Energy Corporation	2,705,601
120,260	DPL, Inc.	3,269,869
24,760	Entergy Corporation	2,014,226
64,418	EQT Corporation	2,641,138
34,242	FirstEnergy Corporation	1,338,520
56,183	National Fuel Gas Company	2,840,051
237,378	NV Energy, Inc.	2,926,871
83,782	Pepco Holdings, Inc.	1,436,861
87,085	Portland General Electric Company	1,681,611
84,266	UGI Corporation	2,236,420

	Total Utilities	23,091,168

	Total Common Stock (cost $364,815,388)	434,432,066

Shares	Collateral Held for Securities Loaned (3.1%)	Value
14,200,091	Thrivent Financial Securities Lending Trust	14,200,091

	Total Collateral Held for Securities Loaned (cost $14,200,091)	14,200,091

Principal Amount	Short-Term Investments (5.3%)[c]	Value
	Federal Home Loan Bank Discount Notes
10,000,000	0.120%, 4/5/2010	9,999,867
5,000,000	0.110%, 4/21/2010	4,999,694
	Federal National Mortgage Association Discount Notes
4,000,000	0.080%, 4/9/2010	3,999,929

Principal Amount	Short-Term Investments (5.3%)[c]	Value
	Societe Generale North America, Inc.
5,645,000	0.140%, 4/1/2010[d]	$5,645,000

	Total Short-Term Investments (at amortized cost)	24,644,490

	Total Investments (cost $403,659,969) 103.1%	$473,276,647

	Other Assets and Liabilities, Net (3.1%)	(14,279,611)

	Total Net Assets 100.0%	$458,997,036

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$88,337,071
Gross unrealized depreciation	(18,720,393)

Net unrealized appreciation (depreciation)	$69,616,678

Cost for federal income tax purposes	$403,659,969

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Mid Cap Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Mid Cap Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	56,631,210	56,631,210	–	–
Consumer Staples	18,383,166	18,383,166	–	–
Energy	28,208,887	28,208,887	–	–
Financials	76,204,257	76,204,257	–	–
Health Care	52,287,089	52,287,089	–	–
Industrials	59,679,250	59,679,250	–	–
Information Technology	74,551,289	74,551,289	–	–
Materials	42,041,350	42,041,350	–	–
Telecommunications Services	3,354,400	3,354,400	–	–
Utilities	23,091,168	23,091,168	–	–
Collateral Held for Securities Loaned	14,200,091	14,200,091	–	–
Short-Term Investments	24,644,490	–	24,644,490	–

Total	$473,276,647	$448,632,157	$24,644,490	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$18,736,612	$22,853,614	$27,390,135	14,200,091	$14,200,091	$4,990
Total Value and Income Earned	18,736,612				14,200,091	4,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (14.2%)
4,133	99 Cents Only Stores[a]	$67,368
5,000	Aaron’s, Inc.[b]	166,700
8,500	Advance Auto Parts, Inc.	356,320
9,150	Aeropostale, Inc.[a]	263,795
18,780	American Eagle Outfitters, Inc.	347,806
3,600	American Greetings Corporation	75,024
5,450	AnnTaylor Stores Corporation[a]	112,815
5,100	Bally Technologies, Inc.[a]	206,754
3,670	Barnes & Noble, Inc.[b]	79,345
2,810	Bob Evans Farms, Inc.	86,857
10,720	BorgWarner, Inc.[a]	409,290
4,900	Boyd Gaming Corporation[a]	48,412
9,355	Brinker International, Inc.	180,364
4,260	Brink’s Home Security Holdings, Inc.[a]	181,263
8,300	Burger King Holdings, Inc.	176,458
6,300	Career Education Corporation[a]	199,332
20,300	CarMax, Inc.[a]	509,936
5,500	Cheesecake Factory, Inc.[a]	148,830
16,000	Chico’s FAS, Inc.	230,720
2,800	Chipotle Mexican Grill, Inc.[a]	315,476
5,400	Coldwater Creek, Inc.[a]	37,476
5,900	Collective Brands, Inc.[a]	134,166
7,900	Corinthian Colleges, Inc.[a,b]	138,961
8,200	Dick’s Sporting Goods, Inc.[a]	214,102
8,160	Dollar Tree, Inc.[a]	483,235
7,000	DreamWorks Animation SKG, Inc.[a]	275,730
14,000	Foot Locker, Inc.	210,560
4,500	Fossil, Inc.[a]	169,830
12,520	Gentex Corporation	243,138
5,400	Guess ?, Inc.	253,692
8,700	Hanesbrands, Inc.[a]	242,034
3,300	Harte-Hanks, Inc.	42,438
2,770	International Speedway Corporation	71,383
2,800	ITT Educational Services, Inc.[a,b]	314,944
5,200	J. Crew Group, Inc.[a]	238,680
4,000	John Wiley and Sons, Inc.	173,120
6,700	KB Home	112,225
4,900	Lamar Advertising Company[a]	168,315
3,800	Life Time Fitness, Inc.[a,b]	106,780
12,900	LKQ Corporation[a]	261,870
3,500	M.D.C. Holdings, Inc.	121,135
2,800	Matthews International Corporation	99,400
5,170	Mohawk Industries, Inc.[a]	281,145
3,800	Netflix, Inc.[a,b]	280,212
500	NVR, Inc.[a]	363,250
3,000	Panera Bread Company[a]	229,470
11,400	PetSmart, Inc.	364,344
4,800	Phillips-Van Heusen Corporation	275,328
5,200	Regis Corporation	97,136
6,000	Rent-A-Center, Inc.[a]	141,900
4,100	Ryland Group, Inc.	92,004
14,450	Saks, Inc.[a,b]	124,270
2,310	Scholastic Corporation	64,680
5,800	Scientific Games Corporation[a]	81,664
22,300	Service Corporation International	204,714
6,220	Sotheby’s Holdings, Inc.[b]	193,380
1,200	Strayer Education, Inc.[b]	292,224
3,300	Thor Industries, Inc.	99,693
3,900	Timberland Company[a]	83,226
12,900	Toll Brothers, Inc.[a]	268,320

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (14.2%) - continued
5,700	Tupperware Brands Corporation	$274,854
3,500	Under Armour, Inc.[a,b]	102,935
4,200	Warnaco Group, Inc.[a]	200,382
30,214	Wendy’s/Arby’s Group, Inc.	151,070
9,780	Williams-Sonoma, Inc.	257,116
4,900	WMS Industries, Inc.[a]	205,506

	Total Consumer Discretionary	13,004,902

Consumer Staples (3.9%)
7,700	Alberto-Culver Company	201,355
5,040	BJ’s Wholesale Club, Inc.[a]	186,430
6,510	Church & Dwight Company, Inc.	435,844
6,900	Corn Products International, Inc.	239,154
6,450	Energizer Holdings, Inc.[a]	404,802
6,900	Flowers Foods, Inc.	170,706
3,300	Green Mountain Coffee Roasters, Inc.[a,b]	319,506
6,500	Hansen Natural Corporation[a]	281,970
1,740	Lancaster Colony Corporation	102,590
5,700	NBTY, Inc.[a]	273,486
5,100	Ralcorp Holdings, Inc.[a]	345,678
3,710	Ruddick Corporation	117,384
13,000	Smithfield Foods, Inc.[a]	269,620
2,398	Tootsie Roll Industries, Inc.	64,818
2,340	Universal Corporation	123,295

	Total Consumer Staples	3,536,638

Energy (5.8%)
14,900	Arch Coal, Inc.	340,465
5,200	Atwood Oceanics, Inc.[a]	180,076
3,600	Bill Barrett Corporation[a]	110,556
7,700	Cimarex Energy Company	457,226
4,400	Comstock Resources, Inc.[a]	139,920
56	Denbury Resources, Inc.[a]	945
5,778	Exterran Holdings, Inc.[a]	139,654
10,300	Forest Oil Corporation[a]	265,946
9,600	Frontier Oil Corporation	129,600
8,500	Helix Energy Solutions Group, Inc.[a]	110,755
9,400	Mariner Energy, Inc.[a]	140,718
12,200	Newfield Exploration Company[a]	635,010
5,100	Oceaneering International, Inc.[a]	323,799
2,500	Overseas Shipholding Group, Inc.	98,075
7,000	Patriot Coal Corporation[a,b]	143,220
14,100	Patterson-UTI Energy, Inc.	196,977
12,839	Plains Exploration & Production Company[a]	385,042
16,120	Pride International, Inc.[a]	485,373
10,900	Quicksilver Resources, Inc.[a]	153,363
11,400	Southern Union Company	289,218
7,100	Superior Energy Services, Inc.[a]	149,242
4,800	Tidewater, Inc.	226,896
3,800	Unit Corporation[a]	160,664

	Total Energy	5,262,740

Financials (19.9%)
3,900	Affiliated Managers Group, Inc.[a]	308,100
4,100	Alexandria Real Estate Equities, Inc.[b]	277,160
13,700	AMB Property Corporation	373,188
6,935	American Financial Group, Inc.	197,301
8,790	AmeriCredit Corporation[a,b]	208,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.0%)	Value
Financials (19.9%) - continued
16,000	Apollo Investment Corporation	$203,680
9,300	Arthur J. Gallagher & Company	228,315
15,893	Associated Banc-Corp	219,323
7,170	Astoria Financial Corporation	103,965
6,500	BancorpSouth, Inc.[b]	136,240
4,400	Bank of Hawaii Corporation	197,780
5,100	BRE Properties, Inc.	182,325
10,300	Brown & Brown, Inc.	184,576
5,800	Camden Property Trust	241,454
7,000	Cathay General Bancorp	81,550
4,020	City National Corporation	216,959
6,777	Commerce Bancshares, Inc.	278,806
5,400	Corporate Office Properties Trust	216,702
8,706	Cousins Properties, Inc.	72,347
5,500	Cullen/Frost Bankers, Inc.	306,900
20,400	Duke Realty Corporation	252,960
10,700	Eaton Vance Corporation	358,878
2,800	Equity One, Inc.	52,892
2,600	Essex Property Trust, Inc.	233,870
5,510	Everest Re Group, Ltd.	445,924
5,700	Federal Realty Investment Trust	415,017
20,805	Fidelity National Financial, Inc.	308,330
9,500	First American Corporation	321,480
16,900	First Niagara Financial Group, Inc.	240,318
7,898	FirstMerit Corporation	170,360
15,700	Fulton Financial Corporation	159,983
1,900	Greenhill & Company, Inc.	155,971
4,670	Hanover Insurance Group, Inc.	203,659
10,450	HCC Insurance Holdings, Inc.	288,420
6,500	Highwoods Properties, Inc.	206,245
3,360	Horace Mann Educators Corporation	50,602
11,200	Hospitality Properties Trust	268,240
4,700	International Bancshares Corporation[b]	108,053
11,100	Jefferies Group, Inc.[b]	262,737
3,800	Jones Lang LaSalle, Inc.	276,982
10,400	Liberty Property Trust	352,976
9,068	Macerich Company	347,395
7,200	Mack-Cali Realty Corporation	253,800
3,200	Mercury General Corporation	139,904
9,700	MSCI, Inc.[a]	350,170
10,700	Nationwide Health Properties, Inc.	376,105
39,211	New York Community Bancorp, Inc.[b]	648,550
9,000	NewAlliance Bancshares, Inc.	113,580
21,450	Old Republic International Corporation	271,986
7,900	Omega Healthcare Investors, Inc.	153,971
2,700	PacWest Bancorp	61,614
3,607	Potlatch Corporation	126,389
4,200	Prosperity Bancshares, Inc.	172,200
7,870	Protective Life Corporation	173,061
9,125	Raymond James Financial, Inc.[b]	244,002
7,408	Rayonier, Inc. REIT	336,545
9,500	Realty Income Corporation[b]	291,555
7,500	Regency Centers Corporation	281,025
6,700	Reinsurance Group of America, Inc.	351,884
11,740	SEI Investments Company	257,928
11,600	Senior Housing Property Trust	256,940
7,200	SL Green Realty Corporation	412,344
4,400	StanCorp Financial Group, Inc.	209,572

Shares	Common Stock (98.0%)	Value
Financials (19.9%) - continued
3,830	SVB Financial Group[a]	$178,708
43,900	Synovus Financial Corporation[b]	144,431
11,220	TCF Financial Corporation[b]	178,847
5,900	Transatlantic Holdings, Inc.	311,520
5,100	Trustmark Corporation	124,593
14,103	UDR, Inc.	248,777
4,600	Unitrin, Inc.	129,030
13,805	Valley National Bancorp[b]	212,183
11,575	W.R. Berkley Corporation	301,992
7,840	Waddell & Reed Financial, Inc.	282,553
10,127	Washington Federal, Inc.	205,781
6,030	Webster Financial Corporation	105,465
9,600	Weingarten Realty Investors	206,976
2,720	Westamerica Bancorporation[b]	156,808
8,180	Wilmington Trust Corporation[b]	135,543

	Total Financials	18,123,145

Health Care (12.5%)
6,300	Affymetrix, Inc.[a]	46,242
6,430	Beckman Coulter, Inc.	403,804
1,700	Bio-Rad Laboratories, Inc.[a]	175,984
6,300	Cerner Corporation[a]	535,878
6,100	Charles River Laboratories International, Inc.[a]	239,791
8,600	Community Health Systems, Inc.[a]	317,598
5,910	Covance, Inc.[a]	362,815
5,120	Edwards Lifesciences Corporation[a]	506,265
10,800	Endo Pharmaceutical Holdings, Inc.[a]	255,852
4,500	Gen-Probe, Inc.[a]	225,000
22,500	Health Management Associates, Inc.[a]	193,500
9,180	Health Net, Inc.[a]	228,307
8,300	Henry Schein, Inc.[a]	488,870
5,850	Hill-Rom Holdings, Inc.	159,178
23,500	Hologic, Inc.[a]	435,690
5,400	IDEXX Laboratories, Inc.[a,b]	310,770
6,400	Immucor, Inc.[a]	143,296
3,600	Kindred Healthcare, Inc.[a]	64,980
5,600	Kinetic Concepts, Inc.[a]	267,736
5,100	LifePoint Hospitals, Inc.[a]	187,578
5,920	Lincare Holdings, Inc.[a]	265,690
4,700	Masimo Corporation	124,785
5,400	Medicis Pharmaceutical Corporation	135,864
3,100	Mettler-Toledo International, Inc.[a]	338,520
11,020	Omnicare, Inc.	311,756
5,400	OSI Pharmaceuticals, Inc.[a]	321,570
3,900	Owens & Minor, Inc.	180,921
7,450	Perrigo Company	437,464
10,900	Pharmaceutical Product Development, Inc.	258,875
5,200	Psychiatric Solutions, Inc.[a]	154,960
6,800	ResMed, Inc.[a]	432,820
5,500	STERIS Corporation	185,130
3,500	Techne Corporation	222,915
3,740	Teleflex, Inc.	239,622
5,300	Thoratec Corporation[a,b]	177,285
4,500	United Therapeutics Corporation[a]	248,985
8,900	Universal Health Services, Inc.	312,301
6,010	Valeant Pharmaceuticals International[a,b]	257,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.0%)	Value
Health Care (12.5%) - continued
2,700	Varian, Inc.[a]	$139,806
7,800	VCA Antech, Inc.[a]	218,634
18,420	Vertex Pharmaceuticals, Inc.[a]	752,825
3,900	Wellcare Health Plans, Inc.[a]	116,142

	Total Health Care	11,383,893

Industrials (14.2%)
10,500	Aecom Technology Corporation[a]	297,885
8,530	AGCO Corporation[a]	305,971
11,800	AirTran Holdings, Inc.[a]	59,944
3,240	Alaska Air Group, Inc.[a]	133,585
3,760	Alexander & Baldwin, Inc.	124,268
3,100	Alliant Techsystems, Inc.[a]	252,030
9,870	AMETEK, Inc.	409,210
9,400	BE Aerospace, Inc.[a]	286,230
4,460	Brink’s Company	125,906
7,500	Bucyrus International, Inc.	494,925
5,540	Carlisle Companies, Inc.	211,074
2,100	Clean Harbors, Inc.[a]	116,676
4,630	Con-way, Inc.	162,606
6,100	Copart, Inc.[a]	217,160
3,100	Corporate Executive Board Company	82,429
10,600	Corrections Corporation of America[a]	210,516
4,300	Crane Company	152,650
4,600	Deluxe Corporation	89,332
7,100	Donaldson Company, Inc.	320,352
4,100	Federal Signal Corporation	36,941
4,300	FTI Consulting, Inc.[a]	169,076
4,220	GATX Corporation	120,903
5,500	Graco, Inc.	176,000
3,160	Granite Construction, Inc.	95,495
7,400	Harsco Corporation	236,356
4,890	Herman Miller, Inc.	88,313
4,130	HNI Corporation[b]	109,982
5,530	Hubbell, Inc.	278,878
7,500	IDEX Corporation	248,250
8,040	JB Hunt Transport Services, Inc.	288,475
18,075	JetBlue Airways Corporation[a,b]	100,859
9,450	Joy Global, Inc.	534,870
8,900	Kansas City Southern, Inc.[a]	321,913
14,500	KBR, Inc.	321,320
7,540	Kennametal, Inc.	212,025
5,000	Kirby Corporation[a]	190,750
4,040	Korn/Ferry International[a]	71,306
4,700	Landstar System, Inc.	197,306
4,500	Lennox International, Inc.	199,440
4,000	Lincoln Electric Holdings, Inc.	217,320
7,270	Manpower, Inc.	415,263
2,800	Mine Safety Appliances Company	78,288
4,100	MSC Industrial Direct Company, Inc.	207,706
4,200	Navigant Consulting, Inc.[a]	50,946
3,190	Nordson Corporation	216,665
8,200	Oshkosh Corporation[a]	330,788
8,960	Pentair, Inc.	319,155
3,500	Regal-Beloit Corporation	207,935
3,848	Rollins, Inc.	83,425
7,700	Shaw Group, Inc.[a]	265,034
4,660	SPX Corporation	309,051
10,000	Terex Corporation[a]	227,100
4,900	Thomas & Betts Corporation[a]	192,276
7,300	Timken Company	219,073

Shares	Common Stock (98.0%)	Value
Industrials (14.2%) - continued
4,000	Towers Watson & Company	$190,000
7,195	Trinity Industries, Inc.	143,612
5,598	United Rentals, Inc.[a]	52,509
7,700	URS Corporation[a]	381,997
1,900	Valmont Industries, Inc.	157,377
4,400	Wabtec Corporation	185,328
7,200	Waste Connections, Inc.[a]	244,512
3,900	Werner Enterprises, Inc.	90,363
5,200	Woodward Governor Company	166,296

	Total Industrials	13,003,226

Information Technology (14.4%)
35,200	3Com Corporation[a]	270,688
3,020	ACI Worldwide, Inc.[a]	62,242
7,190	Acxiom Corporation[a]	128,989
8,600	ADC Telecommunications, Inc.[a]	62,866
4,980	ADTRAN, Inc.	131,223
1,500	Advent Software, Inc.[a,b]	67,125
4,900	Alliance Data Systems Corporation[a]	313,551
8,300	ANSYS, Inc.[a]	358,062
9,800	AOL, Inc.[a]	247,744
10,970	Arrow Electronics, Inc.[a]	330,526
40,320	Atmel Corporation[a]	202,810
13,820	Avnet, Inc.[a]	414,600
12,100	Broadridge Financial Solutions, Inc.	258,698
24,080	Cadence Design Systems, Inc.[a]	160,373
8,400	CIENA Corporation[a,b]	128,016
8,674	CommScope, Inc.[a]	243,045
11,100	Convergys Corporation[a]	136,086
9,800	Cree, Inc.[a]	688,156
6,030	Diebold, Inc.	191,513
3,600	Digital River, Inc.[a]	109,080
3,610	DST Systems, Inc.	149,634
3,700	Equinix, Inc.[a,b]	360,158
7,200	F5 Networks, Inc.[a]	442,872
3,900	FactSet Research Systems, Inc.	286,143
4,350	Fair Isaac Corporation	110,229
11,000	Fairchild Semiconductor International, Inc.[a]	117,150
5,500	Gartner, Inc.[a]	122,320
7,500	Global Payments, Inc.	341,625
7,600	Hewitt Associates, Inc.[a]	302,328
8,200	Informatica Corporation[a]	220,252
14,700	Ingram Micro, Inc.[a]	257,985
13,850	Integrated Device Technology, Inc.[a]	84,900
6,350	International Rectifier Corporation[a]	145,415
10,800	Intersil Corporation	159,408
3,700	Itron, Inc.[a]	268,509
7,560	Jack Henry & Associates, Inc.	181,894
11,800	Lam Research Corporation[a]	440,376
8,800	Lender Processing Services, Inc.	332,200
2,100	ManTech International Corporation[a]	102,543
9,670	Mentor Graphics Corporation[a]	77,553
7,300	MICROS Systems, Inc.[a]	240,024
5,175	National Instruments Corporation	172,586
14,200	NCR Corporation[a]	195,960
6,800	NeuStar, Inc.[a]	171,360
14,800	Palm, Inc.[a,b]	55,648

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.0%)	Value
Information Technology (14.4%) - continued
10,400	Parametric Technology Corporation[a]	$187,720
4,340	Plantronics, Inc.	135,755
7,720	Polycom, Inc.[a]	236,078
5,400	Quest Software, Inc.[a]	96,066
23,940	RF Micro Devices, Inc.[a]	119,221
9,440	Rovi Corporation[a]	350,507
5,390	Semtech Corporation[a]	93,948
4,300	Silicon Laboratories, Inc.[a]	204,981
6,300	Solera Holdings, Inc.	243,495
3,800	SRA International, Inc.[a]	79,002
7,480	Sybase, Inc.[a]	348,718
13,180	Synopsys, Inc.[a]	294,837
4,580	Tech Data Corporation[a]	191,902
11,000	Trimble Navigation, Ltd.[a]	315,920
7,200	ValueClick, Inc.[a]	73,008
16,720	Vishay Intertechnology, Inc.[a]	171,046
5,400	Zebra Technologies Corporation[a]	159,840

	Total Information Technology	13,146,509

Materials (6.7%)
8,420	Albemarle Corporation	358,945
6,300	AptarGroup, Inc.	247,905
7,200	Ashland, Inc.	379,944
5,990	Cabot Corporation	182,096
4,100	Carpenter Technology Corporation	150,060
10,400	Commercial Metals Company	156,624
4,560	Cytec Industries, Inc.	213,134
3,200	Greif, Inc.	175,744
3,800	Intrepid Potash, Inc.[a,b]	115,254
11,400	Louisiana-Pacific Corporation[a]	103,170
6,260	Lubrizol Corporation	574,167
4,220	Martin Marietta Materials, Inc.[b]	352,581
1,780	Minerals Technologies, Inc.	92,275
7,000	Olin Corporation	137,340
9,400	Packaging Corporation of America	231,334
5,900	Reliance Steel & Aluminum Company	290,457
11,600	RPM International, Inc.	247,544
4,200	Scotts Miracle-Gro Company	194,670
4,430	Sensient Technologies Corporation	128,736
2,500	Silgan Holdings, Inc.	150,575
9,180	Sonoco Products Company	282,652
19,700	Steel Dynamics, Inc.	344,159
9,800	Temple-Inland, Inc.	200,214
9,200	Terra Industries, Inc.	420,992
8,960	Valspar Corporation	264,141
5,500	Worthington Industries, Inc.	95,095

	Total Materials	6,089,808

Telecommunications Services (0.8%)
16,710	Cincinnati Bell, Inc.[a]	56,981
6,300	Syniverse Holdings, Inc.[a]	122,661
8,520	Telephone and Data Systems, Inc.	288,402
13,600	TW Telecom, Inc.[a]	246,840

	Total Telecommunications Services	714,884

Shares	Common Stock (98.0%)	Value
Utilities (5.6%)
7,180	AGL Resources, Inc.	$277,507
10,200	Alliant Energy Corporation	339,252
12,566	Aqua America, Inc.[b]	220,785
8,400	Atmos Energy Corporation	239,988
3,500	Black Hills Corporation	106,225
5,500	Cleco Corporation	146,025
10,630	DPL, Inc.	289,030
43,500	Dynegy, Inc.[a]	54,810
6,600	Energen Corporation	307,098
11,963	Great Plains Energy, Inc.	222,153
8,180	Hawaiian Electric Industries, Inc.	183,641
4,230	IDACORP, Inc.	146,442
17,025	MDU Resources Group, Inc.	367,399
7,500	National Fuel Gas Company	379,125
9,840	NSTAR	348,533
20,500	NV Energy, Inc.	252,765
8,790	OGE Energy Corporation	342,283
7,675	PNM Resources, Inc.	96,168
9,900	UGI Corporation	262,746
7,390	Vectren Corporation	182,681
9,420	Westar Energy, Inc.	210,066
4,610	WGL Holdings, Inc.	159,736

	Total Utilities	5,134,458

	Total Common Stock (cost $77,324,019)	89,400,203

Shares	Collateral Held for Securities Loaned (7.6%)	Value
6,970,008	Thrivent Financial Securities Lending Trust	6,970,008

	Total Collateral Held for Securities Loaned (cost $6,970,008)	6,970,008

Principal Amount	Short-Term Investments (2.1%)[c]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.140%, 4/14/2010[d]	199,990
	Jupiter Securitization Corporation
1,705,000	0.100%, 4/1/2010	1,705,000

	Total Short-Term Investments (at amortized cost)	1,904,990

	Total Investments (cost $86,199,017) 107.7%	$98,275,201

	Other Assets and Liabilities, Net (7.7%)	(7,006,375)

	Total Net Assets 100.0%	$91,268,826

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At March 31, 2010, $199,990 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Mid Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$20,436,761
Gross unrealized depreciation	(8,360,577)

Net unrealized appreciation (depreciation)	$12,076,184

Cost for federal income tax purposes	$86,199,017

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Mid Cap Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	13,004,902	13,004,902	–	–
Consumer Staples	3,536,638	3,536,638	–	–
Energy	5,262,740	5,262,740	–	–
Financials	18,123,145	18,123,145	–	–
Health Care	11,383,893	11,383,893	–	–
Industrials	13,003,226	13,003,226	–	–
Information Technology	13,146,509	13,146,509	–	–
Materials	6,089,808	6,089,808	–	–
Telecommunications Services	714,884	714,884	–	–
Utilities	5,134,458	5,134,458	–	–
Collateral Held for Securities Loaned	6,970,008	6,970,008	–	–
Short-Term Investments	1,904,990	–	1,904,990	–
Total	$98,275,201	$96,370,211	$1,904,990	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	25,774	25,774	–	–
Total Asset Derivatives	$25,774	$25,774	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Mini-Futures	24	June 2010	$1,865,666	$1,891,440	$25,774
Total Futures Contracts					$25,774

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$6,345,282	$8,515,344	$7,890,618	6,970,008	$6,970,008	$8,756
Total Value and Income Earned	6,345,282				6,970,008	8,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (87.9%)	Value
Australia (2.8%)
65,999	AMP, Ltd.	$378,702
155,088	Ausenco, Ltd.	625,874
74,178	BHP Billiton, Ltd.	2,975,512
128,266	Hastie Group, Ltd.	179,069
27,097	MacArthur Coal, Ltd.	349,023
10,426	Orica, Ltd.	255,913
13,222	Rio Tinto, Ltd.	949,862
107,313	Seek, Ltd.	789,204
523,504	Transpacific Industries Group, Ltd.[a]	632,509
43,557	United Group, Ltd.	600,417
17,481	Wesfarmer, Ltd.	509,393
29,937	Westpac Banking Corporation	763,783

	Total Australia	9,009,261

Austria (0.2%)
11,761	Andritz AG	694,317

	Total Austria	694,317

Belgium (0.7%)
16,563	Anheuser-Busch InBev NV	833,060
3,938	Bekaert SA	706,859
4,927	Delhaize Group SA	395,432
8,403	EVS Broadcast Equipment SA	476,977

	Total Belgium	2,412,328

Bermuda (0.2%)
212,000	Noble Group, Ltd.	462,854
327,000	Pacific Basin Shipping, Ltd.	259,543

	Total Bermuda	722,397

Brazil (2.9%)
81,200	Banco Bradesco SA ADR	1,496,516
34,000	Lojas Renner SA	781,556
31,000	Multiplan Empreendimentos Imobiliarios SA	519,107
48,000	Petroleo Brasileiro SA ADR	1,900,321
22,500	Souza Cruz SA	786,690
24,500	Ultrapar Participacoes SA ADR	1,186,535
25,000	Vale SA SP ADR	804,750
74,000	Vale SA SP PREF ADR	2,054,240

	Total Brazil	9,529,715

Canada (1.9%)
31,700	Bankers Petroleum, Ltd.[a]	285,884
6,200	Baytex Energy Trust	209,678
4,100	Canadian Natural Resources, Ltd.	303,433
5,200	Canadian Utilities, Ltd.	251,373
23,600	Cenovus Energy, Inc.	616,431
16,500	CGI Group, Inc.[a]	246,923
8,524	Enbridge, Inc.	406,520
19,600	EnCana Corporation	609,786
13,800	Gildan Activewear, Inc.[a]	363,036
37,600	Grande Cache Coal Corporation[a]	305,775
5,300	Inmet Mining Corporation	307,919
6,200	National Bank of Canada	377,482
7,200	Petrobank Energy & Resources, Ltd.[a]	394,274
29,800	Sino-Forest Corporation[a]	583,853
12,000	Suncor Energy, Inc.	390,233
13,400	Teck Resources, Ltd.[a]	583,785

	Total Canada	6,236,385

Shares	Common Stock (87.9%)	Value
Cayman Islands (0.5%)
262,000	China Shineway Pharmaceutical Group, Ltd.	$720,084
816,190	Kingboard Laminates Holdings, Ltd.	710,985
11,600	Subsea 7, Inc.[a]	235,498

	Total Cayman Islands	1,666,567

Chile (0.3%)
12,200	Banco Santander Chile SA ADR	832,284

	Total Chile	832,284

China (0.9%)
2,737,150	Bank of China, Ltd.	1,455,950
1,246,000	PetroChina Company, Ltd.	1,460,703

	Total China	2,916,653

Denmark (0.9%)
4,151	Carlsberg AS	348,000
2,852	Coloplast A/S	313,855
39,967	DSV AS	713,616
15,745	Novo Nordisk AS	1,215,441
4,527	Rockwool International	485,457

	Total Denmark	3,076,369 s

Finland (0.7%)
30,074	Kemira Oyj	321,423
9,420	Kone Oyj	389,327
19,842	Outotec Oyj	713,666
20,715	Sampo Oyj	549,152
7,518	Tikkurila Oya	154,645

	Total Finland	2,128,213

France (5.9%)
8,475	Alstom SA	527,673
23,284	Alten, Ltd.[a]	654,782
91,979	AXA SA	2,040,494
6,811	BNP Paribas SA	522,029
49,100	Cap Gemini SA	2,414,017
10,530	Carrefour SA	507,349
2,247	CNP Assurances	212,049
37,642	Compagnie de Saint-Gobain	1,807,665
10,766	Euler Hermes SA	801,400
9,984	Eutelsat Communications	354,916
6,833	Nexans SA	581,351
13,618	Rhodia SAa	281,198
3,088	Sanofi-Aventis	230,447
18,891	Schneider Electric SA	2,206,979
17,950	Societe Television Francaise 1	332,509
5,391	Technip SA	437,597
32,050	Total SA	1,860,073
4,450	Unibail-Rodamco	900,880
5,585	Valeo SAa	199,077
1,620	Vallourec SA	326,894
7,674	Vinci SA	451,758
62,150	Vivendi	1,661,883

	Total France	19,313,020

Germany (4.0%)
28,401	Aixtron AG	1,020,778
9,718	BASF SE	601,508
11,120	Bayer AG	751,360
4,459	Bilfinger Berger AG	297,121
15,248	Daimler AG	716,652
15,400	Demag Cranes AGa	538,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (87.9%)	Value
Germany (4.0%) - continued
6,007	Deutsche Bank AG	$461,108
9,795	Deutsche Boerse AG	724,695
19,355	ElringKlinger AG	481,151
34,874	Gildemeister AG	468,138
6,095	Hannover Rueckversicherung AGa	300,513
6,571	HeidelbergCement AG	365,741
10,460	Henkel AG & Company KGaA	563,354
3,958	Hochtief AG	332,113
67,524	Infineon Technologies AGa	467,616
5,917	Metro AG	351,037
3,544	MTU Aero Engines Holding AG	206,138
21,944	ProSiebanSat.1 Media AG	370,084
8,529	Rheinmetall AG	610,276
3,884	RWE AG	344,550
20,450	Siemens AG	2,043,258
34,340	Tognum AG	645,906
45,040	Wirecard AG	423,737

	Total Germany	13,085,797

Greece (0.1%)
9,670	Public Power Corporation SAa	169,832

	Total Greece	169,832

Hong Kong (3.6%)
38,000	Cheung Kong Holdings, Ltd.	488,640
190,000	China Mobile, Ltd.	1,827,111
246,000	Hang Lung Group, Ltd.	1,302,962
43,000	Henderson Land Development Company, Ltd.	302,267
40,200	Hong Kong Exchanges and Clearing, Ltd.	669,400
56,500	Hongkong Electric Holdings, Ltd.	335,101
330,950	Hutchison Whampoa, Ltd.	2,417,013
1,159,250	New World Development Company, Ltd.	2,263,690
70,500	Swire Pacific, Ltd., Class A	847,384
217,500	Swire Pacific, Ltd., Class B	476,930
877,500	Techtronic Industries Company	710,980

	Total Hong Kong	11,641,478

Hungary (0.4%)
6,200	Richter Gedeon Nyrt	1,341,739

	Total Hungary	1,341,739

India (1.9%)
74,000	Bharti Airtel, Ltd.	514,870
13,100	GlaxoSmithKline Pharmaceuticals, Ltd.	518,396
5,844	Grasim Industries, Ltd.	366,349
8,000	Grasim Industries, Ltd. GDR	501,200
21,000	Hero Honda Motors, Ltd.	909,120
87,000	Hindustan Unilever, Ltd.	464,217
21,200	Housing Development Finance Corporation	1,282,111
5,500	ICICI Bank, Ltd.	116,575
10,400	ICICI Bank, Ltd. ADR	444,081
4,300	Infosys Technologies, Ltd.	250,391
16,504	Infosys Technologies, Ltd. ADR	971,260

	Total India	6,338,570

Indonesia (0.4%)
282,000	PT Astra International Tbk	1,295,644

	Total Indonesia	1,295,644

Shares	Common Stock (87.9%)	Value
Ireland (0.4%)
162,391	C&C Group plc	$733,589
14,250	Paddy Power plc	506,385

	Total Ireland	1,239,974

Israel (0.6%)
23,500	Check Point Software Technologies, Ltd.[a]	823,910
16,000	Teva Pharmaceutical Industries, Ltd. ADR	1,009,280

	Total Israel	1,833,190

Italy (2.2%)
19,766	Atlantia SPA	461,546
63,525	Azimut Holding SPA	803,140
18,936	Danieli & Company Officine Meccaniche SPA	507,418
270,350	Enel SPA	1,510,915
90,900	Eni SPA	2,132,110
15,009	Indesit Company SPA[a]	180,163
36,125	Mediaset SPA	310,224
15,438	Saipem SPA	597,182
36,081	Trevi Finanziaria SPA	618,591

	Total Italy	7,121,289

Japan (15.5%)
27,000	Aeon Company, Ltd.	306,836
12,600	Aisin Seiki Company, Ltd.	378,353
49,400	Alps Electric Company, Ltd.[a]	341,518
33,000	Asahi Glass Company, Ltd.	372,214
59,000	Asics Corporation	577,620
7,700	Astellas Pharmaceutical, Inc.	278,919
131,850	Bridgestone Corporation	2,256,471
58,000	Chiba Bank, Ltd.	347,270
63,000	Chiyoda Corporation	626,001
13,400	Chugai Pharmaceutical Company, Ltd.	251,691
38,000	Dai Nippon Printing Company, Ltd.	513,995
34,000	Daicel Chemical Industries, Ltd.	234,039
74,350	Daiichi Sankyo Company, Ltd.	1,393,974
27,177	Daiseki Company, Ltd.	566,529
43,750	Daito Trust Construction Company, Ltd.	2,115,438
270,200	Daiwa Securities Group, Inc.	1,424,135
135,000	Denki Kagaku Kogyo KK	580,904
17,000	Denso Corporation	507,354
13,500	Disco Corporation	832,030
27,000	East Japan Railway Company	1,878,584
23,400	Elpida Memory, Inc.[a]	461,784
26,436	Exedy Corporation	647,082
3,000	Fast Retailing Company, Ltd.	521,789
120,000	Fuji Electric Holdings Company, Ltd.	327,831
18,800	Fuji Film Holdings Corporation	647,578
66,000	Fujitsu, Ltd.	433,275
62,000	Furukawa Electric Company, Ltd.	322,714
6,852	Hokuriku Electric Power Company	150,797
24,300	Honda Motor Company, Ltd.	856,543
2,500	Idemitsu Kosan Company, Ltd.	189,620
51,000	ITOCHU Corporation	447,636
13,200	JFE Holdings, Inc.	532,576
48,150	JX Holdings, Inc.[a,b]	222,666
94,850	Kao Corporation	2,405,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (87.9%)	Value
Japan (15.5%) - continued
35,500	Keihin Corporation	$686,187
10,320	K’s Holdings Corporation	253,373
4,400	Kyocera Corporation	429,490
6,700	Makita Corporation	221,167
73,000	Marubeni Corporation	454,367
104,000	Minebea Company, Ltd.	633,594
5,200	Miraca Holdings, Inc.	158,748
17,500	Mitsubishi Corporation	459,545
27,400	Mitsui & Company, Ltd.	461,343
48,200	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,340,479
10,600	Murata Manufacturing Company, Ltd.	603,213
50,000	Nabtesco Corporation	667,660
15,308	Nichi-iko Pharmaceutical Company, Ltd.	430,339
29,840	Nifco, Inc.	688,335
26,000	Nippon Electric Glass Company, Ltd.	366,988
82,700	Nissan Motor Company, Ltd.[a]	710,188
226	NTT DoCoMo, Inc.	343,966
12,700	Omron Corporation	295,416
101	Osaka Securities Exchange Company, Ltd.	528,566
15,400	Pigeon Corporation	573,603
7,900	Santen Pharmaceutical Company, Ltd.	237,614
23,600	Shin-Etsu Chemical Company, Ltd.	1,373,438
22,900	Shiseido Company, Ltd.	498,318
21,700	Softbank Corporation	535,470
29,900	Sony Corporation	1,145,660
243,750	Sumitomo Corporation	2,806,919
29,800	Sumitomo Electric Industries, Ltd.	366,104
15,400	Sumitomo Mitsui Financial Group, Inc.	510,199
418,000	Sumitomo Trust and Banking Company, Ltd.	2,456,862
11,300	Sysmex Corporation	663,320
38,000	Taiyo Yuden Company, Ltd.	601,267
31,950	Takeda Pharmaceutical Company, Ltd.	1,406,884
5,700	TDK Corporation	379,990
13,300	Tokai Rika Company, Ltd.	273,516
28,900	Tokio Marine Holdings, Inc.	814,725
10,000	Toyo Suisan Kaisha, Ltd.	258,731
10,310	Toyo Tanso Company, Ltd.	585,507
117,158	Tsubakimoto Chain Company	563,573
106,000	Ube Industries, Ltd.	272,109
16,000	Unicharm Petcare Corporation	507,729
10,700	Yakult Honsha Company, Ltd.	288,708

	Total Japan	50,804,525

Luxembourg (0.6%)
65,838	Acergy SA	1,208,258
20,000	Tenaris SA ADR	858,800

	Total Luxembourg	2,067,058

Malaysia (0.5%)
185,300	CIMB Group Holdings Berhad	798,352
199,400	Public Bank Berhad	713,842

	Total Malaysia	1,512,194

Shares	Common Stock (87.9%)	Value
Mexico (1.3%)
172,000	Consorcio ARA SAB de CVa	$115,883
31,500	Fomento Economico Mexicano SAB de CV ADR	1,497,195
11,500	Grupo Aeroportuario del Sureste SAB de CV ADR	596,275
282,500	Grupo Financiero Banorte SAB de CV ADR	1,253,037
217,000	Organizacion Soriana SAB de CVa	645,886

	Total Mexico	4,108,276

Netherlands (2.4%)
49,750	Arcelor Mittal	2,181,253
16,774	ASML Holding NV	594,709
31,986	BinckBank NV	564,982
9,975	Heineken NV	512,284
55,229	Koninklijke (Royal) Ahold NV	736,469
39,674	Koninklijke (Royal) KPN NV	629,570
20,597	Koninklijke Boskalis Westminster NV	787,930
29,209	Koninklijke DSM NV	1,301,225
21,340	Unilever NV	645,578

	Total Netherlands	7,954,000

Norway (2.2%)
39,111	DnB NOR ASA[a]	447,326
422,000	Marine Harvest[a]	375,143
25,800	Schibsted ASA[a]	651,472
102,500	Statoil ASA	2,385,108
42,100	Telenor ASA[a]	571,358
34,884	TGS Nopec Geophysical Company ASA[a]	742,224
43,150	Yara International ASA	1,875,998

	Total Norway	7,048,629

Philippines (0.4%)
2,321,000	Ayala Land, Inc.	666,069
511,000	Bank of the Philippine Islands	508,010

	Total Philippines	1,174,079

Poland (0.2%)
9,000	Bank Pekao SAa	523,270

	Total Poland	523,270

Portugal (0.3%)
118,271	Electricidade de Portugal SA	469,921
36,545	Portugal Telecom SGPS SA	407,869

	Total Portugal	877,790

Russia (0.4%)
23,500	LUKOIL ADR	1,331,061

	Total Russia	1,331,061

Singapore (2.2%)
882,000	CSE Global, Ltd.	623,705
42,000	DBS Group Holdings, Ltd.	428,205
345,000	Ezra Holdings, Ltd.	580,286
944,000	Golden Agri-Resources, Ltd.[a]	390,488
33,583	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	3,001
117,850	Keppel Corporation, Ltd.	767,566
975,000	Midas Holding, Ltd.	716,998
271,000	Parkway Holdings, Ltd.[a]	649,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (87.9%)	Value
Singapore (2.2%) - continued
170,250	Singapore Airlines, Ltd.	$1,847,814
333,000	Singapore Airport Terminal Services, Ltd.	630,320
260,000	Singapore Telecommunications, Ltd.	588,094

	Total Singapore	7,226,315

South Africa (0.8%)
101,600	Massmart Holdings, Ltd.	1,513,537
139,000	Truworths International, Ltd.	997,150

	Total South Africa	2,510,687

South Korea (2.7%)
12,181	Busan Bank	130,688
14,842	Hana Tour Service, Inc.	622,162
6,589	LG Innotek Company, Ltd.	748,116
3,900	POSCO	1,822,818
4,250	Samsung Electronics Company, Ltd.	2,021,667
1,500	Shinsegae Company, Ltd.	709,535
3,521	SK Telecom Company, Ltd.	540,835
86,507	SK Telecom Company, Ltd. ADR	1,493,111
26,600	Sung Kwang Bend Company, Ltd.	608,380

	Total South Korea	8,697,312

Spain (1.7%)
50,221	Antena 3 de Television SA	554,283
189,300	Iberdrola SA	1,602,888
9,508	Industria de Diseno Textil SA (Inditex)	627,087
93,054	Telefonica SA	2,204,818
143,736	Tubacex SA	573,410

	Total Spain	5,562,486

Sweden (1.0%)
33,601	Atlas Copco AB	520,766
20,295	Electrolux AB	464,857
11,632	Getinge AB	278,911
59,089	Hexagon AB	841,617
271,791	Niscayah Group AB	522,951
26,625	Svenska Cellulosa AB	375,404
10,689	Svenska Handelsbanken AB	313,626

	Total Sweden	3,318,132

Switzerland (8.7%)
12,596	ABB, Ltd.[a]	275,356
31,450	Adecco SA	1,785,468
2,436	Baloise Holding AG	216,043
2,732	Burckhardt Compression Holding AG	538,456
14,906	Compagnie Financiere Richemont SA	577,983
62,042	Credit Suisse Group	3,193,451
2,222	Givaudan SA	1,948,560
35,357	Holcim, Ltd.[a]	2,634,989
9,190	Julius Baer Group, Ltd.	332,631
23,803	Meyer Burger Technology AGa	594,822
91,573	Nestle SA	4,692,378
100,023	Novartis AG	5,410,632
9,435	Roche Holding AG	1,532,343
360	Sika AG	608,091
1,758	Swatch Group AG	560,617
7,638	Tecan Group AG	586,507
35,187	UBS AGa	572,416

Shares	Common Stock (87.9%)	Value
Switzerland (8.7%) - continued
9,494	Zurich Financial Services AG	$2,435,151

	Total Switzerland	28,495,894

Taiwan (0.7%)
383,000	Taiwan Mobile Company, Ltd.	721,089
850,951	Taiwan Semiconductor Manufacturing Company, Ltd.	1,648,920

	Total Taiwan	2,370,009

Thailand (1.4%)
225,100	PTT Exploration & Production pcl	1,032,180
267,900	PTT pcl	2,167,473
170,900	Siam Cement pcl	1,382,768

	Total Thailand	4,582,421

Turkey (0.7%)
236,237	Akbank TAS	1,533,921
15,000	BIM Birlesik Magazalar AS	779,693

	Total Turkey	2,313,614

United Kingdom (12.6%)
356,787	Aegis Group plc	689,860
36,705	Anglo American plc[a]	1,597,681
26,501	Antofagasta plc	418,450
62,840	ASOS plc[a]	493,528
21,549	Associated British Foods plc	320,243
9,739	AstraZeneca plc	434,206
11,692	Autonomy Corporation plc[a]	323,137
27,298	Babcock International Group plc	249,568
55,345	Barclays plc	301,349
44,192	BG Group plc	765,279
29,593	BHP Billiton plc	1,011,398
212,200	BP plc	2,008,430
26,333	British American Tobacco plc	907,813
5,795	Chemring Group plc	291,431
16,908	Dialog Semiconductor plc[a]	260,439
131,043	GlaxoSmithKline plc	2,515,250
150,053	Halma plc	575,347
35,400	HSBC Holdings plc ADR	1,794,426
63,193	ICAP plc	358,206
33,904	Imperial Tobacco Group plc	1,034,422
142,320	Intermediate Capital Group plc	586,751
65,521	Invensys plc	338,393
139,136	Kingfisher plc	452,984
927,552	Lloyds TSB Group plc[a]	880,682
37,922	Micro Focus International plc	288,656
58,525	National Grid plc	569,682
12,281	Next plc	403,415
144,850	Pearson plc	2,270,738
117,936	Persimmon plc[a]	834,822
48,200	Prudential plc	398,729
28,137	Rio Tinto plc	1,663,372
66,989	Rolls-Royce Group plc[a]	606,479
35,253	Rotork plc	751,119
158,729	RSA Insurance Group plc	307,269
26,565	SABMiller plc	779,157
328,640	SIG plc[a]	566,817
101,012	Standard Chartered plc[a]	2,753,213
96,537	Telecity Group plc[a]	620,151
88,739	Tesco plc	586,674
12,385	Travis Perkins plc[a]	154,072
23,449	Ultra Electronics Holdings	534,833
71,703	Unilever plc	2,099,004
893,300	Vodafone Group plc	2,065,977

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (87.9%)	Value
United Kingdom (12.6%) - continued
12,726	Whitbread plc	$284,889
106,816	William Morrison Supermarkets plc	475,485
235,150	WPP plc	2,433,178
46,677	Xstrata plc[a]	883,392

	Total United Kingdom	40,940,396

United States (0.1%)
7,775	iShares MSCI EAFE Index Fund	435,400

	Total United States	435,400

	Total Common Stock (cost $254,439,163)	286,458,570

Principal Amount	Long-Term Fixed Income (6.8%)	Value
Argentina (0.3%)
	Argentina Government International Bond
280,000	7.000%, 3/28/2011	274,399
40,000	2.260%, 3/31/2019[c]	16,343
380,000	2.500%, 3/31/2019[c]	136,420
10,000	7.000%, 9/12/2013	8,950
75,000	7.000%, 10/3/2015	62,250
2,850,000	2.840%, 12/15/2010[d]	254,052
620,000	3.169%, 12/15/2010[d]	46,500
125,994	5.450%, 12/31/2033	108,909

	Total Argentina	907,823

Brazil (0.4%)
	Brazil Government International Bond
880,000	6.000%, 1/17/2017	956,120
90,000	8.250%, 1/20/2034	114,750
	Independencia International, Ltd.
88,000	12.000%, 12/31/2016	45,936

	Total Brazil	1,116,806

Cayman Islands (0.1%)
	TGI International, Ltd.
180,000	9.500%, 10/3/2017	200,250

	Total Cayman Islands	200,250

Chile (0.1%)
	Corporacion Nacional del Cobre de Chile - Codelco
200,000	6.150%, 10/24/2036	205,108

	Total Chile	205,108

Colombia (0.1%)
	Colombia Government International Bond
200,000	6.125%, 1/18/2041	191,000
160,000	7.375%, 9/18/2037	179,200

	Total Colombia	370,200

Costa Rica (0.1%)
	Costa Rica Government International Bond
30,000	6.548%, 3/20/2014	32,625
198,000	9.995%, 8/1/2020	261,360

	Total Costa Rica	293,985

Principal Amount	Long-Term Fixed Income (6.8%)	Value
Dominican Republic (<0.1%)
	Dominican Republic International Bond
$100,000	8.625%, 4/20/2027	$106,000

	Total Dominican Republic	106,000

El Salvador (0.1%)
	El Salvador Government International Bond
20,000	8.250%, 4/10/2032	22,125
200,000	7.650%, 6/15/2035	210,500
100,000	7.375%, 12/1/2019	109,000

	Total El Salvador	341,625

Gabon (<0.1%)
	Gabon Government International Bond
120,000	8.200%, 12/12/2017[e]	130,950

	Total Gabon	130,950

Indonesia (0.9%)
	Adaro Indonesia PT
120,000	7.625%, 10/22/2019	124,656
	Indonesia Government International Bond
200,000	6.875%, 1/17/2018	222,500
80,000	7.750%, 1/17/2038	92,800
790,000	11.625%, 3/4/2019	1,135,625
740,000	5.875%, 3/13/2020	769,045
330,000	8.500%, 10/12/2035	410,850

	Total Indonesia	2,755,476

Iraq (0.1%)
	Iraq Government International Bond
250,000	5.800%, 1/15/2028	201,250

	Total Iraq	201,250

Ireland (0.1%)
	VIP Finance Ireland, Ltd.
130,000	9.125%, 4/30/2018	146,770
100,000	9.125%, 4/30/2018[e]	112,875

	Total Ireland	259,645

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
15,245	4.000%, 3/30/2018[f]	11,325
50,689	2.900%, 3/31/2018[f]	33,546
111,000	3.000%, 3/31/2018[f]	58,275

	Total Ivory Coast	103,146

Kazakhstan (0.3%)
	KazMunaiGaz Finance Sub BV
600,000	11.750%, 1/23/2015	772,500
100,000	8.375%, 7/2/2013[e]	112,375

	Total Kazakhstan	884,875

Lebanon (0.1%)
	Lebanon Government International Bond
200,000	6.375%, 3/9/2020	201,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.8%)	Value
Lebanon (0.1%) - continued
$288,000	4.000%, 12/31/2017	$275,040

	Total Lebanon	476,280

Lithuania (<0.1%)
	Lithuania Government International Bond
110,000	7.375%, 2/11/2020	119,900

	Total Lithuania	119,900

Luxembourg (0.1%)
	Gaz Capital SA
170,000	9.250%, 4/23/2019	201,025
	Gazprom International
197,910	7.201%, 2/1/2020	209,804

	Total Luxembourg	410,829

Malaysia (0.1%)
	Malaysia Government International Bond
280,000	7.500%, 7/15/2011	301,225
	Petronas Capital, Ltd.
170,000	5.250%, 8/12/2019	171,907

	Total Malaysia	473,132

Mexico (0.5%)
	Cemex Finance, LLC
230,000	9.500%, 12/14/2016	238,878
	Mexico Government International Bond
240,000	6.050%, 1/11/2040	239,400
140,000	5.625%, 1/15/2017	149,800
120,000	5.125%, 1/15/2020	121,200
202,000	5.950%, 3/19/2019	218,160
	Pemex Project Funding Master Trust
415,000	5.750%, 3/1/2018	427,095
	Petroleos Mexicanos
352,000	8.000%, 5/3/2019	412,720

	Total Mexico	1,807,253

Pakistan (0.1%)
	Pakistan Government International Bond
200,000	6.875%, 6/1/2017	181,000

	Total Pakistan	181,000

Panama (0.2%)
	Panama Government International Bond
110,000	6.700%, 1/26/2036[g]	116,875
100,000	7.125%, 1/29/2026	112,750
100,000	5.200%, 1/30/2020	100,750
131,000	7.250%, 3/15/2015	149,668
133,000	8.875%, 9/30/2027	171,570

	Total Panama	651,613

Peru (0.1%)
	Peru Government International Bond
200,000	6.550%, 3/14/2037	214,000
74,000	7.125%, 3/30/2019	85,729

Principal Amount	Long-Term Fixed Income (6.8%)	Value
Peru (0.1%) - continued
$114,000	8.750%, 11/21/2033	$151,050

	Total Peru	450,779

Philippines (0.5%)
	Philippines Government International Bond
100,000	7.750%, 1/14/2031	114,500
100,000	9.875%, 1/15/2019	131,250
100,000	6.500%, 1/20/2020	107,750
217,000	9.500%, 2/2/2030	289,695
520,000	10.625%, 3/16/2025	744,900
100,000	7.500%, 9/25/2024	113,250
40,000	9.500%, 10/21/2024	52,500

	Total Philippines	1,553,845

Qatar (0.3%)
	Qatar Government International Bond
440,000	5.250%, 1/20/2020	456,720
100,000	6.550%, 4/9/2019	113,250
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
500,000	5.298%, 9/30/2020	512,500

	Total Qatar	1,082,470

Romania (<0.1%)
	Romanian Government International Bond
57,000	6.500%, 6/18/2018	82,182

	Total Romania	82,182

Russia (0.6%)
	Russia Government International Bond
1,573,200	7.500%, 3/31/2030	1,813,270

	Total Russia	1,813,270

Serbia (<0.1%)
	Serbia Government International Bond
150,000	6.750%, 11/1/2024	148,500

	Total Serbia	148,500

South Africa (0.2%)
	Peermont Global Proprietary, Ltd.
180,000	7.750%, 4/30/2014	231,564
	South Africa Government International Bond
280,000	5.500%, 3/9/2020	283,500
110,000	5.875%, 5/30/2022	111,837
60,000	6.500%, 6/2/2014	66,075

	Total South Africa	692,976

Sri Lanka (0.1%)
	Sri Lanka Government International Bond
140,000	7.400%, 1/22/2015	145,950
100,000	8.250%, 10/24/2012	107,394

	Total Sri Lanka	253,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.8%)	Value
Turkey (0.3%)
	Turkey Government International Bond
$700,000	7.250%, 3/5/2038	$733,250
260,000	5.625%, 3/30/2021	255,450
100,000	6.750%, 5/30/2040	98,250

	Total Turkey	1,086,950

Ukraine (0.2%)
	NAK Naftogaz Ukraine
110,000	9.500%, 9/30/2014	114,543
	Ukraine Government International Bond
340,000	4.950%, 10/13/2015	409,892
100,000	6.750%, 11/14/2017[e]	95,380
100,000	6.580%, 11/21/2016	95,390

	Total Ukraine	715,205

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
128,700	5.888%, 6/15/2019	132,239

	Total United Arab Emirates	132,239

United Kingdom (0.1%)
	HSBC Bank Plc
2,000,000	Zero Coupon, 6/24/2010[b,h]	355,456

	Total United Kingdom	355,456

Uruguay (0.2%)
	Uruguay Government International Bond
150,000	7.875%, 1/15/2033	174,000
328,000	7.625%, 3/21/2036	371,460
140,000	9.250%, 5/17/2017	179,550
754	8.000%, 11/18/2022	897

	Total Uruguay	725,907

Venezuela (0.5%)
	Petroleos de Venezuela SA
740,600	5.250%, 4/12/2017	455,469
460,000	5.000%, 10/28/2015	281,750
	Venezuela Government International Bond
320,000	7.650%, 4/21/2025	208,800
100,000	13.625%, 8/15/2018	100,750
356,500	6.000%, 12/9/2020	221,030

	Total Venezuela	1,267,799

	Total Long-Term Fixed Income (cost $20,807,108)	22,358,068

Principal Amount	Short-Term Investments (5.3%)[i]	Value
	Chariot Funding, LLC
5,205,000	0.100%, 4/1/2010	5,205,000
	Federal Home Loan Bank Discount Notes
4,500,000	0.093%, 4/5/2010	4,499,954
2,500,000	0.115%, 4/7/2010	2,499,952
1,000,000	0.140%, 4/14/2010[j]	999,951
	Jupiter Securitization Corporation
2,000,000	0.100%, 4/1/2010	2,000,000

Principal Amount	Short-Term Investments (5.3%)[i]	Value
	Liberty Street Funding, LLC
2,055,000	0.080%, 4/1/2010	$2,055,000
	Total Short-Term Investments (at amortized cost)	17,259,857

	Total Investments (cost $292,506,128) 100.0%	$326,076,495

	Other Assets and Liabilities, Net 0.0%	84,384

	Total Net Assets 100.0%	$326,160,879

a	Non-income producing security.
b	Security is fair valued.
c	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
d	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $451,580 or 0.1% of total net assets.
f	Defaulted security. Interest is not being accrued.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of March 31, 2010.

Security	Acquisition Date	Amortized Cost
HSBC Bank Plc	1/14/2010	$361,045

i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At March 31, 2010, $999,951 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$37,912,356
Gross unrealized depreciation	(4,341,989)

Net unrealized appreciation (depreciation)	$33,570,367

Cost for federal income tax purposes	$292,506,128

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Capital Goods	327,831	–	327,831	–
Consumer Discretionary	35,655,582	1,906,361	33,749,221	–
Consumer Staples	28,187,428	2,286,886	25,900,542	–
Energy	24,951,918	7,161,895	17,567,357	222,666
Financials	50,712,858	6,633,226	44,079,632	–
Health Care	21,299,507	1,009,280	20,290,227	–
Industrials	47,182,736	1,115,382	46,067,354	–
Information Technology	20,907,126	2,042,093	18,865,033	–
Materials	39,820,579	4,794,967	35,025,612	–
Telecommunications Services	11,908,668	1,493,111	10,415,557	–
Utilities	5,504,337	586,474	4,917,863	–
Long-Term Fixed Income
Basic Materials	329,764	–	329,764	–
Communications Services	259,645	–	259,645	–
Consumer Cyclical	231,564	–	231,564	–
Consumer Non-Cyclical	45,936	–	45,936	–
Energy	2,241,808	–	2,241,808	–
Financials	594,334	–	238,878	355,456
Foreign Government	18,244,963	–	18,244,963	–
Transportation	200,250	–	200,250	–
Utilities	209,804	–	209,804	–
Short-Term Investments	17,259,857	–	17,259,857	–

Total	$326,076,495	$29,029,675	$296,468,698	$578,122

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	128,471	128,471	–	–
Foreign Currency Forward Contracts	145,459	145,459	–	–

Total Asset Derivatives	$273,930	$273,930	$–	$–

Liability Derivatives
Foreign Currency Forward Contracts	74,687	74,687	–	–

Total Liability Derivatives	$74,687	$74,687	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Common Stock
Energy	–	–	–	(27,153)	249,819	–	–	222,666
Long-Term Fixed Income
Financials	–	7,099	–	(5,589)	353,946	–	–	355,456

Total	$–	$7,099	$–	($32,742)	$603,765	$–	$–	$578,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Partner Worldwide Allocation Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
E-Mini MSCI EAFE Index Futures	112	June 2010	$8,684,809	$8,813,280	$128,471
Total Futures Contracts					$128,471

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	1,288,600	4/12/2010	$680,000	$722,974	$42,974
British Pound	110,728	4/1/2010 - 4/7/2010	167,469	168,026	557
Euro	154,655	4/1/2010 - 4/6/2010	208,150	208,878	728
Indian Rupee	16,663,000	4/12/2010	361,297	370,808	9,511
Indian Rupee	11,187,800	7/12/2010	243,584	246,964	3,380
Indonesian Rupiah	3,343,597,000	7/12/2010	361,080	360,411	(669)
Indonesian Rupiah	3,343,597,000	4/12/2010	359,720	366,828	7,108
Israeli Shekel	929,525	6/16/2010	250,000	251,567	1,567
Japanese Yen	58,717,438	4/1/2010	634,741	628,062	(6,679)
Malaysian Ringgit	814,000	4/12/2010	240,700	249,439	8,739
Malaysian Ringgit	814,000	7/12/2010	244,489	248,169	3,680
Mexican Peso	6,283,474	6/16/2010	495,439	504,054	8,615
Polish Zloty	709,600	6/16/2010	252,257	247,046	(5,211)
Russian Ruble	5,560,140	4/12/2010	185,400	188,646	3,246
South Korea Won	273,760,000	7/12/2010	240,393	242,599	2,206
South Korea Won	4,110,865,000	4/12/2010	3,608,712	3,634,234	25,522
Swiss Franc	553,529	4/1/2010 - 4/6/2010	520,449	524,971	4,522
Total Foreign Currency Forward Contracts Purchases			$9,053,880	$9,163,676	$109,796

Sales
Australian Dollar	92,774	4/1/2010 - 4/7/2010	$85,014	$85,138	($124)
Brazilian Real	1,288,600	4/12/2010	688,965	722,974	(34,009)
Euro	898,897	4/6/2010 - 6/16/2010	1,221,350	1,213,952	7,398
Euro	197,740	4/1/2010 - 4/6/2010	265,882	267,070	(1,188)
Indian Rupee	16,663,000	4/12/2010	362,703	370,809	(8,106)
Indonesian Rupiah	3,343,597,000	4/12/2010	364,147	366,828	(2,681)
Malaysian Ringgit	814,000	7/12/2010	248,398	248,169	229
Malaysian Ringgit	814,000	4/12/2010	245,107	249,439	(4,332)
Russian Ruble	5,560,140	4/12/2010	180,641	188,646	(8,005)
South Korea Won	4,110,865,000	4/12/2010	3,646,028	3,634,234	11,794
Total Foreign Currency Forward Contracts Sales			$7,308,235	$7,347,259	($39,024)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					$70,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.4%)	Value
Australia (3.2%)
297,463	AMP, Ltd.	$1,706,843
328,099	BHP Billiton, Ltd.	13,161,084
126,798	MacArthur Coal, Ltd.	1,633,224
47,685	Orica, Ltd.	1,170,460
60,973	Rio Tinto, Ltd.	4,380,270
78,895	Wesfarmer, Ltd.	2,298,981
134,881	Westpac Banking Corporation	3,441,217

	Total Australia	27,792,079

Belgium (0.6%)
74,628	Anheuser-Busch InBev NV	3,753,525
22,225	Delhaize Group SA	1,783,736

	Total Belgium	5,537,261

Bermuda (0.4%)
958,000	Noble Group, Ltd.	2,091,576
1,527,000	Pacific Basin Shipping, Ltd.	1,211,995

	Total Bermuda	3,303,571

Brazil (0.4%)
118,400	Vale SA SP ADR	3,811,296

	Total Brazil	3,811,296

Canada (3.1%)
142,400	Bankers Petroleum, Ltd.[a]	1,284,222
27,800	Baytex Energy Trust	940,169
18,300	Canadian Natural Resources, Ltd.	1,354,348
24,400	Canadian Utilities, Ltd.	1,179,522
106,600	Cenovus Energy, Inc.	2,784,383
74,400	CGI Group, Inc.[a]	1,113,400
39,113	Enbridge, Inc.	1,865,348
90,800	EnCana Corporation	2,824,928
64,400	Gildan Activewear, Inc.[a]	1,694,170
169,400	Grande Cache Coal Corporation[a]	1,377,615
24,600	Inmet Mining Corporation	1,429,207
11,600	National Bank of Canada	706,256
32,100	Petrobank Energy & Resources, Ltd.[a]	1,757,804
134,900	Sino-Forest Corporation[a]	2,643,015
53,900	Suncor Energy, Inc.	1,752,798
60,900	Teck Resources, Ltd.[a]	2,653,170

	Total Canada	27,360,355

Cayman Islands (0.1%)
51,900	Subsea 7, Inc.[a]	1,053,652

	Total Cayman Islands	1,053,652

China (0.8%)
12,431,000	Bank of China, Ltd.	6,612,319

	Total China	6,612,319

Denmark (1.0%)
19,494	Carlsberg AS	1,634,285
12,856	Coloplast A/S	1,414,767
72,375	Novo Nordisk AS	5,587,015

	Total Denmark	8,636,067

Finland (0.5%)
43,986	Kone Oyj	1,817,934
92,987	Sampo Oyj	2,465,072

	Total Finland	4,283,006

Shares	Common Stock (98.4%)	Value
France (9.2%)
38,940	Alstom SA	$2,424,493
419,575	AXA SA	9,308,002
30,551	BNP Paribas SA	2,341,579
221,300	Cap Gemini SA	10,880,284
47,445	Carrefour SA	2,285,960
10,492	CNP Assurances	990,127
173,000	Compagnie de Saint-Gobain	8,307,902
46,809	Eutelsat Communications	1,663,989
61,381	Rhodia SAa	1,267,455
13,917	Sanofi-Aventis	1,038,580
86,187	Schneider Electric SA	10,068,966
80,581	Societe Television Francaise 1	1,492,697
24,925	Technip SA	2,023,207
149,200	Total SA	8,659,061
22,000	Unibail-Rodamco	4,453,791
25,186	Valeo SAa	897,753
7,316	Vallourec SA	1,476,270
35,356	Vinci SA	2,081,358
302,100	Vivendi	8,078,115

	Total France	79,739,589

Germany (4.8%)
46,665	Aixtron AG	1,677,217
45,046	BASF SE	2,788,179
50,101	Bayer AG	3,385,242
20,101	Bilfinger Berger AG	1,339,410
68,740	Daimler AG	3,230,761
27,343	Deutsche Bank AG	2,098,897
44,092	Deutsche Boerse AG	3,262,200
28,449	Hannover Rueckversicherung AGa	1,402,673
29,676	HeidelbergCement AG	1,651,764
47,242	Henkel AG & Company KGaA	2,544,356
18,679	Hochtief AG	1,567,341
239,068	Infineon Technologies AGa	1,655,588
27,103	Metro AG	1,607,936
15,971	MTU Aero Engines Holding AG	928,960
101,221	ProSiebanSat.1 Media AG	1,707,086
18,181	RWE AG	1,612,839
94,100	Siemens AG	9,401,980

	Total Germany	41,862,429

Greece (0.1%)
53,859	Public Power Corporation SAa	945,915

	Total Greece	945,915

Hong Kong (3.3%)
170,000	Cheung Kong Holdings, Ltd.	2,186,023
192,000	Henderson Land Development Company, Ltd.	1,349,658
137,600	Hong Kong Exchanges and Clearing, Ltd.	2,291,281
259,500	Hongkong Electric Holdings, Ltd.	1,539,092
1,488,000	Hutchison Whampoa, Ltd.	10,867,250
5,257,500	New World Development Company, Ltd.	10,266,423

	Total Hong Kong	28,499,727

Italy (2.9%)
90,860	Atlantia SPA	2,121,625
1,497,000	Enel SPA	8,366,338
430,100	Eni SPA	10,088,238
67,343	Indesit Company SPA[a]	808,362
162,765	Mediaset SPA	1,397,747

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.4%)	Value
Italy (2.9%) - continued
69,582	Saipem SPA	$2,691,613

	Total Italy	25,473,923

Japan (21.0%)
121,700	Aeon Company, Ltd.	1,383,035
57,600	Aisin Seiki Company, Ltd.	1,729,614
228,900	Alps Electric Company, Ltd.[a]	1,582,459
154,000	Asahi Glass Company, Ltd.	1,737,000
36,400	Astellas Pharmaceutical, Inc.	1,318,524
600,500	Bridgestone Corporation	10,276,911
264,000	Chiba Bank, Ltd.	1,580,677
61,700	Chugai Pharmaceutical Company, Ltd.	1,158,904
169,000	Dai Nippon Printing Company, Ltd.	2,285,926
162,000	Daicel Chemical Industries, Ltd.	1,115,129
337,200	Daiichi Sankyo Company, Ltd.	6,322,099
194,400	Daito Trust Construction Company, Ltd.	9,399,799
1,224,300	Daiwa Securities Group, Inc.	6,452,882
76,800	Denso Corporation	2,292,045
17,100	Disco Corporation	1,053,904
125,600	East Japan Railway Company	8,738,891
107,500	Elpida Memory, Inc.[a]	2,121,442
13,300	Fast Retailing Company, Ltd.	2,313,265
539,000	Fuji Electric Holdings Company, Ltd.	1,472,506
85,000	Fuji Film Holdings Corporation	2,927,878
299,000	Fujitsu, Ltd.	1,962,865
281,000	Furukawa Electric Company, Ltd.	1,462,623
37,039	Hokuriku Electric Power Company	815,143
111,600	Honda Motor Company, Ltd.	3,933,754
11,900	Idemitsu Kosan Company, Ltd.	902,590
229,000	ITOCHU Corporation	2,009,974
60,200	JFE Holdings, Inc.	2,428,872
228,980	JX Holdings, Inc.[a,b]	1,058,900
430,000	Kao Corporation	10,905,492
47,880	K’s Holdings Corporation	1,175,536
20,100	Kyocera Corporation	1,961,989
30,800	Makita Corporation	1,016,710
335,000	Marubeni Corporation	2,085,109
28,100	Miraca Holdings, Inc.	857,849
81,700	Mitsubishi Corporation	2,145,418
127,700	Mitsui & Company, Ltd.	2,150,128
211,245	Mitsui Sumitomo Insurance Group Holdings, Inc.	5,874,887
48,200	Murata Manufacturing Company, Ltd.	2,742,913
122,000	Nippon Electric Glass Company, Ltd.	1,722,022
380,300	Nissan Motor Company, Ltd.[a]	3,265,836
1,051	NTT DoCoMo, Inc.	1,599,592
57,000	Omron Corporation	1,325,882
37,600	Santen Pharmaceutical Company, Ltd.	1,130,924
106,600	Shin-Etsu Chemical Company, Ltd.	6,203,747
103,000	Shiseido Company, Ltd.	2,241,344
98,100	Softbank Corporation	2,420,721
138,200	Sony Corporation	5,295,323
1,106,900	Sumitomo Corporation	12,746,577
140,300	Sumitomo Electric Industries, Ltd.	1,723,637

Shares	Common Stock (98.4%)	Value
Japan (21.0%) - continued
69,600	Sumitomo Mitsui Financial Group, Inc.	$2,305,833
1,902,300	Sumitomo Trust and Banking Company, Ltd.	11,181,071
149,800	Takeda Pharmaceutical Company, Ltd.	6,596,283
26,100	TDK Corporation	1,739,956
62,300	Tokai Rika Company, Ltd.	1,281,207
130,000	Tokio Marine Holdings, Inc.	3,664,852
47,000	Toyo Suisan Kaisha, Ltd.	1,216,037
502,000	Ube Industries, Ltd.	1,288,669
48,600	Yakult Honsha Company, Ltd.	1,311,330

	Total Japan	183,014,485

Luxembourg (0.2%)
71,700	Acergy SA	1,315,837

	Total Luxembourg	1,315,837

Netherlands (3.5%)
229,500	Arcelor Mittal	10,062,261
77,563	ASML Holding NV	2,749,935
44,963	Heineken NV	2,309,157
253,905	Koninklijke (Royal) Ahold NV	3,385,778
178,098	Koninklijke (Royal) KPN NV	2,826,163
132,372	Koninklijke DSM NV	5,897,008
96,396	Unilever NV	2,916,174

	Total Netherlands	30,146,476

Norway (3.0%)
185,044	DnB NOR ASA[a]	2,116,411
1,962,000	Marine Harvest[a]	1,744,150
465,975	Statoil ASA	10,842,936
193,000	Telenor ASA[a]	2,619,292
195,550	Yara International ASA	8,501,769

	Total Norway	25,824,558

Portugal (0.5%)
538,458	Electricidade de Portugal SA	2,139,433
169,032	Portugal Telecom SGPS SA	1,886,519

	Total Portugal	4,025,952

Singapore (2.1%)
186,000	DBS Group Holdings, Ltd.	1,896,336
4,360,000	Golden Agri-Resources, Ltd.[a]	1,803,525
290,800	Golden Agri-Resources, Ltd. Warrants, 0.54 SGD, expires 7/23/2012[a]	25,983
558,150	Keppel Corporation, Ltd.	3,635,276
774,900	Singapore Airlines, Ltd.	8,410,407
1,177,000	Singapore Telecommunications, Ltd.	2,662,258

	Total Singapore	18,433,785

South Korea (2.0%)
17,650	POSCO	8,249,421
25,110	SK Telecom Company, Ltd.	3,856,963
312,440	SK Telecom Company, Ltd. ADR	5,392,714

	Total South Korea	17,499,098

Spain (2.3%)
824,600	Iberdrola SA	6,982,259
42,841	Industria de Diseno Textil SA (Inditex)	2,825,521

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.4%)	Value
Spain (2.3%) - continued
436,137	Telefonica SA	$10,333,809

	Total Spain	20,141,589

Sweden (0.9%)
116,032	Atlas Copco AB	1,798,325
92,081	Electrolux ABc	2,109,117
52,191	Getinge AB	1,251,433
120,050	Svenska Cellulosa AB	1,692,666
48,220	Svenska Handelsbanken AB	1,414,822

	Total Sweden	8,266,363

Switzerland (13.6%)
56,548	ABB, Ltd.[a]	1,236,172
141,900	Adecco SA	8,055,893
11,588	Baloise Holding AG	1,027,712
67,861	Compagnie Financiere Richemont SA	2,631,326
280,602	Credit Suisse Group	14,443,259
9,927	Givaudan SA	8,705,380
164,900	Holcim, Ltd.[a]	12,289,210
43,105	Julius Baer Group, Ltd.	1,560,181
408,731	Nestle SA	20,944,169
447,162	Novartis AG	24,188,733
42,519	Roche Holding AG	6,905,531
7,924	Swatch Group AG	2,526,920
160,984	UBS AGa	2,618,860
42,805	Zurich Financial Services AG	10,979,211

	Total Switzerland	118,112,557

Thailand (1.1%)
1,210,000	PTT pcl	9,789,632

	Total Thailand	9,789,632

United Kingdom (17.8%)
165,500	Anglo American plc[a]	7,203,821
122,818	Antofagasta plc	1,939,294
97,090	Associated British Foods plc	1,442,869
43,989	AstraZeneca plc	1,961,215
54,572	Autonomy Corporation plc[a]	1,508,233
128,809	Babcock International Group plc	1,177,615
258,488	Barclays plc	1,407,446
205,168	BG Group plc	3,552,924
136,470	BHP Billiton plc	4,664,126
967,500	BP plc	9,157,190
122,103	British American Tobacco plc	4,209,422
27,348	Chemring Group plc	1,375,335
75,875	Dialog Semiconductor plc[a,c]	1,168,725
592,148	GlaxoSmithKline plc	11,365,737
162,000	HSBC Holdings plc ADR[c]	8,211,779
284,825	ICAP plc	1,614,513
154,598	Imperial Tobacco Group plc	4,716,834
308,786	Invensys plc	1,594,770
633,435	Kingfisher plc	2,062,268
4,180,685	Lloyds TSB Group plc[a]	3,969,430
266,197	National Grid plc	2,591,159
55,332	Next plc	1,817,585
654,300	Pearson plc	10,257,120
157,353	Persimmon plc[a]	1,113,840
219,800	Prudential plc	1,818,270
128,718	Rio Tinto plc	7,609,402
301,824	Rolls-Royce Group plc[a]	2,732,537
715,695	RSA Insurance Group plc	1,385,451
119,690	SABMiller plc	3,510,531
252,074	Standard Chartered plc[a]	6,870,604

Shares	Common Stock (98.4%)	Value
United Kingdom (17.8%) - continued
404,074	Tesco plc	$2,671,426
69,439	Travis Perkins plc[a]	863,836
326,072	Unilever plc	9,545,301
4,087,887	Vodafone Group plc	9,454,247
57,323	Whitbread plc	1,283,252
493,931	William Morrison Supermarkets plc	2,198,705
1,063,100	WPP plc	11,000,262
210,305	Xstrata plc[a]	3,980,158

	Total United Kingdom	155,007,232

	Total Common Stock (cost $791,677,630)	856,488,753

Shares	Collateral Held for Securities Loaned (0.8%)	Value
7,101,738	Thrivent Financial Securities Lending Trust	7,101,738

	Total Collateral Held for Securities Loaned (cost $7,101,738)	7,101,738

Principal Amount	Short-Term Investments (1.6%)[d]	Value
	Chariot Funding, LLC
1,430,000	0.100%, 4/1/2010	1,430,000
	Federal Home Loan Bank Discount Notes
5,000,000	0.115%, 4/7/2010	4,999,904
5,000,000	0.120%, 4/16/2010	4,999,750
	Jupiter Securitization Corporation
2,950,000	0.100%, 4/1/2010	2,950,000
	Total Short-Term Investments (at amortized cost)	14,379,654

	Total Investments (cost $813,159,022) 100.8%	$877,970,145

	Other Assets and Liabilities, Net (0.8%)	(6,564,463)

	Total Net Assets 100.0%	$871,405,682

a	Non-income producing security.
b	Security is fair valued.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$106,306,493
Gross unrealized depreciation	(41,495,370)

Net unrealized appreciation (depreciation)	$64,811,123

Cost for federal income tax purposes	$813,159,022

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner International Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Capital Goods	1,472,506	–	1,472,506	–
Consumer Discretionary	95,939,524	1,694,170	94,245,354	–
Consumer Staples	99,099,062	25,983	99,073,079	–
Energy	68,748,199	14,564,000	53,125,299	1,058,900
Financials	151,539,298	8,918,035	142,621,263	–
Health Care	69,846,161	–	69,846,161	–
Industrials	129,543,129	–	129,543,129	–
Information Technology	38,333,631	1,113,400	37,220,231	–
Materials	142,583,548	11,914,303	130,669,245	–
Telecommunications Services	40,631,557	5,392,714	35,238,843	–
Utilities	18,752,138	2,718,614	16,033,524	–
Collateral Held for Securities Loaned	7,101,738	7,101,738	–	–
Short-Term Investments	14,379,654	–	14,379,654	–
Total	$877,970,145	$53,442,957	$823,468,288	$1,058,900

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	7,831	7,831	–	–
Total Asset Derivatives	$7,831	$7,831	$–	$–

Liability Derivatives
Foreign Currency Forward Contracts	34,547	34,547	–	–
Total Liability Derivatives	$34,547	$34,547	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner International Stock Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Common Stock
Energy	–	–	–	(184,595)	1,243,495	–	–	1,058,900
Total	$–	$–	$–	($184,595)	$1,243,495	$–	$–	$1,058,900

Foreign Currency Forward Contracts	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Japanese Yen	257,122,689	4/1/2010 - 4/2/2010	$2,779,437	$2,750,270	($29,167)
Swiss Franc	968,313	4/1/2010 - 4/6/2010	910,523	918,354	7,831
Total Foreign Currency Forward Contracts Purchases			$3,689,960	$3,668,624	($21,336)

Sales
Euro	1,079,737	4/1/2010 - 4/7/2010	$1,452,936	$1,458,316	($5,380)
Total Foreign Currency Forward Contracts Sales			$1,452,936	$1,458,316	($5,380)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts					($26,716)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Partner International Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$13,880,242	$41,530,668	$48,309,172	7,101,738	$7,101,738	$19,474
Total Value and Income Earned	13,880,242				7,101,738	19,474

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.5%)	Value
Consumer Discretionary (11.9%)
500	Amazon.com, Inc.[a]	$67,865
800	Kohl’s Corporation[a]	43,824
2,500	Lowe’s Companies, Inc.	60,600
1,200	Netflix, Inc.[a]	88,488
1,100	Omnicom Group, Inc.	42,691
1,900	Starbucks Corporation[a]	46,113
2,900	Target Corporation	152,540

	Total Consumer Discretionary	502,121

Consumer Staples (10.8%)
900	Costco Wholesale Corporation	53,739
4,850	CVS Caremark Corporation	177,316
1,300	PepsiCo, Inc.	86,008
2,200	Procter & Gamble Company	139,194

	Total Consumer Staples	456,257

Energy (6.7%)
1,300	Cameron International Corporation[a]	55,718
1,350	FMC Technologies, Inc.[a]	87,251
1,600	Noble Corporation[a]	66,912
2,300	Suncor Energy, Inc.	74,842

	Total Energy	284,723

Financials (16.4%)
2,400	AFLAC, Inc.	130,296
4,400	Charles Schwab Corporation	82,236
650	Franklin Resources, Inc.	72,085
500	Goldman Sachs Group, Inc.	85,315
1,200	Northern Trust Corporation	66,312
3,000	SunTrust Banks, Inc.	80,370
500	T. Rowe Price Group, Inc.	27,465
3,200	Wells Fargo & Company	99,584
2,200	Zions Bancorporation	48,004

	Total Financials	691,667

Health Care (17.8%)
800	Allergan, Inc.	52,256
2,900	Dentsply International, Inc.	101,065
500	Genzyme Corporation[a]	25,915
2,600	Gilead Sciences, Inc.[a]	118,248
2,400	Novartis AG ADR	129,840
2,500	St. Jude Medical, Inc.[a]	102,625
2,500	Stryker Corporation	143,050
1,400	Varian Medical Systems, Inc.[a]	77,462

	Total Health Care	750,461

Industrials (7.0%)
1,050	C.H. Robinson Worldwide, Inc.	58,643
1,000	Danaher Corporation	79,910
600	Deere & Company	35,676
900	Emerson Electric Company	45,306
550	Fastenal Company	26,394
800	United Parcel Service, Inc.	51,528

	Total Industrials	297,457

Information Technology (24.7%)
850	Apple, Inc.[a]	199,690
5,500	Cisco Systems, Inc.[a]	143,165
900	Cognizant Technology Solutions Corporation[a]	45,882
290	Google, Inc.[a]	164,433
3,450	Hewlett-Packard Company	183,367

Shares	Common Stock (99.5%)	Value
Information Technology (24.7%) - continued
1,000	Linear Technology Corporation	$28,280
3,400	Microsoft Corporation	99,518
4,250	QUALCOMM, Inc.	178,458

	Total Information Technology	1,042,793

Materials (2.6%)
2,500	Ecolab, Inc.	109,875

	Total Materials	109,875

Utilities (1.6%)
1,600	Questar Corporation	69,120

	Total Utilities	69,120

	Total Common Stock (cost $3,932,474)	4,204,474

	Total Investments (cost $3,932,474) 99.5%	$4,204,474

	Other Assets and Liabilities, Net 0.5%	19,317

	Total Net Assets 100.0%	$4,223,791

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$423,395
Gross unrealized depreciation	(151,395)

Net unrealized appreciation (depreciation)	$272,000

Cost for federal income tax purposes	$3,932,474

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	502,121	502,121	–	–
Consumer Staples	456,257	456,257	–	–
Energy	284,723	284,723	–	–
Financials	691,667	691,667	–	–
Health Care	750,461	750,461	–	–
Industrials	297,457	297,457	–	–
Information Technology	1,042,793	1,042,793	–	–
Materials	109,875	109,875	–	–
Utilities	69,120	69,120	–	–

Total	$4,204,474	$4,204,474	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Partner All Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (97.9%)	Value
Consumer Discretionary (15.9%)
1,875	Abercrombie & Fitch Company	$85,575
2,555	Amazon.com, Inc.[a]	346,790
4,950	Chico’s FAS, Inc.	71,379
3,950	Coach, Inc.	156,104
2,850	Expedia, Inc.	71,136
2,800	Guess ?, Inc.	131,544
2,000	Lululemon Athletica, Inc.[a]	83,000
800	New Oriental Education & Technology Group ADR[a]	68,408
1,200	Priceline.com, Inc.[a]	306,000
3,480	Starbucks Corporation[a]	84,460
1,975	WMS Industries, Inc.[a]	82,831

	Total Consumer Discretionary	1,487,227

Consumer Staples (1.2%)
3,275	Avon Products, Inc.	110,924

	Total Consumer Staples	110,924

Energy (12.7%)
1,725	Apache Corporation	175,088
1,350	Atwood Oceanics, Inc.[a]	46,750
2,900	Cameron International Corporation[a]	124,294
3,175	Devon Energy Corporation	204,565
1,525	ENSCO International plc ADR	68,289
3,650	Halliburton Company	109,975
4,525	National Oilwell Varco, Inc.	183,625
1,650	Noble Energy, Inc.	120,450
1,800	Occidental Petroleum Corporation	152,172

	Total Energy	1,185,208

Financials (5.5%)
405	CME Group, Inc.	128,025
650	Franklin Resources, Inc.	72,085
445	Goldman Sachs Group, Inc.	75,930
720	IntercontinentalExchange, Inc.[a]	80,770
1,850	Legg Mason, Inc.	53,039
2,000	T. Rowe Price Group, Inc.	109,860

	Total Financials	519,709

Health Care (9.8%)
1,350	Alexion Pharmaceuticals, Inc.[a]	73,400
25	Align Technology, Inc.[a]	483
5,375	ev3, Inc.[a]	85,247
1,200	Gen-Probe, Inc.[a]	60,000
1,375	Hospira, Inc.[a]	77,894
1,975	Illumina, Inc.[a]	76,827
245	Intuitive Surgical, Inc.[a]	85,292
1,425	Medtronic, Inc.	64,168
1,900	Mindray Medical International, Ltd. ADR	69,198
875	Novo Nordisk A/S ADR	67,480
1,300	Varian Medical Systems, Inc.[a]	71,929
2,375	Warner Chilcott plc[a]	60,681
1,825	Waters Corporation[a]	123,261

	Total Health Care	915,860

Industrials (8.8%)
1,175	3M Company	98,195
9,625	ABB, Ltd. ADR[a]	210,210
1,425	Cummins, Inc.	88,279
455	First Solar, Inc.[a]	55,806

Shares	Common Stock (97.9%)	Value
Industrials (8.8%) - continued
3,475	GrafTech International, Ltd.[a]	$47,503
2,575	McDermott International, Inc.[a]	69,319
1,450	Parker Hannifin Corporation	93,873
2,230	United Technologies Corporation	164,150

	Total Industrials	827,335

Information Technology (38.7%)
1,950	Accenture plc	81,802
2,375	Akamai Technologies, Inc.[a]	74,599
4,400	Altera Corporation	106,964
1,300	Amphenol Corporation	54,847
2,025	ANSYS, Inc.[a]	87,359
1,945	Apple, Inc.[a]	456,939
2,325	Atheros Communications, Inc.[a]	90,001
217	Baidu.com, Inc. ADR[a]	129,549
2,175	Blue Coat Systems, Inc.[a]	67,512
5,600	Cisco Systems, Inc.[a]	145,768
2,425	Cognizant Technology Solutions Corporation[a]	123,626
1,350	Dolby Laboratories, Inc.[a]	79,204
2,860	eBay, Inc.[a]	77,077
1,175	F5 Networks, Inc.[a]	72,274
722	Google, Inc.[a]	409,381
5,050	Jabil Circuit, Inc.	81,760
3,475	Juniper Networks, Inc.[a]	106,613
1,650	Linear Technology Corporation	46,662
2,300	Longtop Financial Technologies, Ltd. ADR[a]	74,083
5,925	Marvell Technology Group, Ltd.[a]	120,752
250	MasterCard, Inc.	63,500
1,550	Mercadolibre, Inc.[a]	74,726
3,175	NETAPP, Inc.[a]	103,378
5,325	Nuance Communications, Inc.[a]	88,608
4,550	NVIDIA Corporation[a]	79,079
4,100	Oracle Corporation	105,329
5,175	Parametric Technology Corporation[a]	93,409
2,000	Plantronics, Inc.	62,560
1,590	Research in Motion, Ltd.[a]	117,580
2,775	Riverbed Technology, Inc.[a]	78,810
3,575	Seagate Technology[a]	65,279
2,350	Taleo Corporation[a]	60,889
2,600	Trimble Navigation, Ltd.[a]	74,672
1,325	VMware, Inc.[a]	70,622

	Total Information Technology	3,625,213

Materials (4.5%)
700	Agrium, Inc.	49,441
4,925	Anglo American plc[a]	106,577
2,200	Barrick Gold Corporation	84,348
1,800	Nucor Corporation	1,684
5,300	Sterlite Industries India, Ltd.	98,633

	Total Materials	420,683

Telecommunications Services (0.8%)
1,775	NII Holdings, Inc.[a]	73,947

	Total Telecommunications Services	73,947

	Total Common Stock (cost $7,994,267)	9,166,106

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Partner All Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Short-Term Investments (2.2%)[b]	Value
	Federal National Mortgage Association Discount Notes
200,000	0.050%, 4/5/2010	$199,999

	Total Short-Term Investments (at amortized cost)	199,999

	Total Investments (cost $8,194,266) 100.1%	$9,366,105

	Other Assets and Liabilities, Net (0.1%)	(5,050)

	Total Net Assets 100.0%	$9,361,056

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,307,759
Gross unrealized depreciation	(135,920)

Net unrealized appreciation (depreciation)	$1,171,839

Cost for federal income tax purposes	$8,194,266

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	1,487,227	1,487,227	–	–
Consumer Staples	110,924	110,924	–	–
Energy	1,185,208	1,185,208	–	–
Financials	519,709	519,709	–	–
Health Care	915,860	915,860	–	–
Industrials	827,335	827,335	–	–
Information Technology	3,625,213	3,625,213	–	–
Materials	420,683	420,683	–	–
Telecommunications Services	73,947	73,947	–	–
Short-Term Investments	199,999	–	199,999	–

Total	$9,366,105	$9,166,106	$199,999	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Partner All Cap Value Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (96.2%)	Value
Consumer Discretionary (11.1%)
4,983	Brinker International, Inc.	$96,072
5,533	Comcast Corporation	104,131
1,570	Lear Corporation[a]	124,580
1,934	Mohawk Industries, Inc.[a]	105,171
2,562	Time Warner Cable, Inc.	136,580
3,965	Viacom, Inc.[a]	136,317

	Total Consumer Discretionary	702,851

Consumer Staples (6.3%)
9,892	Chiquita Brands International, Inc.[a]	155,601
2,833	Molson Coors Brewing Company	119,156
3,266	Walgreen Company	121,136

	Total Consumer Staples	395,893

Energy (14.0%)
1,806	Apache Corporation	183,309
3,040	Chevron Corporation	230,523
2,911	CONSOL Energy, Inc.	124,184
2,172	ENSCO International plc ADR	97,262
370	EOG Resources, Inc.	34,388
892	Exxon Mobil Corporation	59,746
3,041	Marathon Oil Corporation	96,217
818	Noble Energy, Inc.	59,714

	Total Energy	885,343

Financials (22.6%)
1,598	Allstate Corporation	51,631
3,005	Assurant, Inc.	103,312
2,880	Assured Guaranty, Ltd.	63,274
3,840	Bank of America Corporation	68,544
984	Comerica, Inc.	37,431
12,390	Conseco, Inc.[a]	77,066
1,106	Everest Re Group, Ltd.	89,509
2,630	Genworth Financial, Inc.[a]	48,234
696	Goldman Sachs Group, Inc.	118,758
5,658	J.P. Morgan Chase & Company	253,196
5,672	MetLife, Inc.	245,824
7,250	MGIC Investment Corporation[a]	79,533
4,298	Morgan Stanley	125,888
1,120	PNC Financial Services Group, Inc.	66,864

	Total Financials	1,429,064

Health Care (10.7%)
4,624	Aetna, Inc.	162,349
8,990	Biovail Corporation	150,762
4,681	Merck & Company, Inc.	174,835
1,820	Pfizer, Inc.	31,213
1,051	Teva Pharmaceutical Industries, Ltd. ADR	66,297
1,438	WellPoint, Inc.[a]	92,579

	Total Health Care	678,035

Industrials (14.0%)
16,911	AerCap Holdings NVa	194,815
2,160	Aircastle, Ltd.	20,455
4,962	General Cable Corporation[a]	133,974
4,016	Navistar International Corporation[a]	179,636
750	Spirit Aerosystems Holdings, Inc.[a]	17,535
5,482	Tyco International, Ltd.	209,686

Shares	Common Stock (96.2%)	Value
Industrials (14.0%) - continued
4,290	WABCO Holdings, Inc.[a]	$128,357

	Total Industrials	884,458

Information Technology (7.5%)
800	Corning, Inc.	16,168
8,807	Dell, Inc.[a]	132,193
1,180	Hewlett-Packard Company	62,717
13,104	Motorola, Inc.[a]	91,990
1,736	QUALCOMM, Inc.	72,895
477	Research in Motion, Ltd.[a]	35,274
6,640	Xerox Corporation	64,740

	Total Information Technology	475,977

Materials (4.4%)
4,681	Celanese Corporation	149,090
754	Potash Corporation of Saskatchewan, Inc.	89,990
9,520	Xstrata plc ADR[a]	35,604

	Total Materials	274,684

Telecommunications Services (1.6%)
3,863	AT&T, Inc.	99,820

	Total Telecommunications Services	99,820

Utilities (4.0%)
6,993	CMS Energy Corporation	108,112
2,572	Edison International, Inc.	87,885
1,284	Exelon Corporation	56,252

	Total Utilities	252,249

	Total Common Stock (cost $5,587,506)	6,078,374

Contracts	Options Purchased (<0.1%)	Value
	Aetna, Inc. Put Option
3	$31.00, expires 4/17/2010	$27
3	$30.00, expires 7/17/2010	243
	Wellpoint, Inc. Put Option
5	$60.00, expires 4/17/2010	80

	Total Options Purchased (cost $1,836)	350

	Total Investments (cost $5,589,342) 96.2%	$6,078,724

	Other Assets and Liabilities, Net 3.8%	243,348

	Total Net Assets 100.0%	$6,322,072

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Partner All Cap Value Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$638,015
Gross unrealized depreciation	(148,633)

Net unrealized appreciation (depreciation)	$489,382

Cost for federal income tax purposes	$5,589,342

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner All Cap Value Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	702,851	702,851	–	–
Consumer Staples	395,893	395,893	–	–
Energy	885,343	885,343	–	–
Financials	1,429,064	1,429,064	–	–
Health Care	678,035	678,035	–	–
Industrials	884,458	884,458	–	–
Information Technology	475,977	475,977	–	–
Materials	274,684	274,684	–	–
Telecommunications Services	99,820	99,820	–	–
Utilities	252,249	252,249	–	–
Options Purchased	350	350	–	–
Total	$6,078,724	$6,078,724	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.8%)	Value
Consumer Discretionary (10.2%)
9,010	Bed Bath & Beyond, Inc.[a]	$394,278
11,410	Best Buy Company, Inc.	485,382
9,550	BorgWarner, Inc.[a]	364,619
11,100	Carnival Corporation	431,568
10,040	Coach, Inc.	396,781
39,710	Comcast Corporation	747,342
910	Darden Restaurants, Inc.	40,531
15,250	DISH Network Corporation	317,505
17,400	Home Depot, Inc.	562,890
24,460	International Game Technology	451,287
17,260	Lowe’s Companies, Inc.	418,382
100	Macy’s, Inc	2,177
25,740	Newell Rubbermaid, Inc.	391,248
38,420	Saks, Inc.[a,b]	330,412
17,820	Staples, Inc.	416,810
7,480	Tiffany & Company	355,225
13,540	Viacom, Inc.[a]	465,505

	Total Consumer Discretionary	6,571,942

Consumer Staples (11.5%)
25,090	Avon Products, Inc.	849,798
17,700	Coca-Cola Enterprises, Inc.	489,582
28,530	ConAgra Foods, Inc.	715,247
54,810	CVS Caremark Corporation	2,003,854
17,160	Dr. Pepper Snapple Group, Inc.	603,517
7,120	Kroger Company	154,219
11,980	Molson Coors Brewing Company	503,879
11,650	Procter & Gamble Company	737,096
11,090	SYSCO Corporation	327,155
18,540	Wal-Mart Stores, Inc.	1,030,824

	Total Consumer Staples	7,415,171

Energy (10.7%)
4,300	Alpha Natural Resources, Inc.[a]	214,527
12,090	Chevron Corporation	916,785
3,270	Devon Energy Corporation	210,686
9,770	EXCO Resources, Inc.	179,573
15,540	Exxon Mobil Corporation	1,040,869
23,350	Forest Oil Corporation[a]	602,897
15,660	Halliburton Company	471,836
14,590	Newfield Exploration Company[a]	759,409
3,550	Occidental Petroleum Corporation	300,117
5,050	Peabody Energy Corporation	230,785
13,000	Schlumberger, Ltd.	824,980
14,190	Southwestern Energy Company[a]	577,817
6,700	Transocean, Ltd.[a]	578,746

	Total Energy	6,909,027

Financials (16.0%)
9,080	ACE, Ltd.	474,884
50,290	Bank of America Corporation	897,676
25,106	Bank of New York Mellon Corporation	775,273
7,200	Berkshire Hathaway, Inc.[a]	585,144
16,610	Charles Schwab Corporation	310,441
2,790	CME Group, Inc.	881,947
2,970	Franklin Resources, Inc.	329,373
3,590	Goldman Sachs Group, Inc.	612,562
15,460	Interactive Brokers Group, Inc.[a]	249,679
10,300	Invesco, Ltd.	225,673
36,210	J.P. Morgan Chase & Company	1,620,398
11,810	Lincoln National Corporation	362,567

Shares	Common Stock (98.8%)	Value
Financials (16.0%) - continued
10,900	Morgan Stanley	$319,261
3,900	PartnerRe, Ltd.	310,908
8,500	PNC Financial Services Group, Inc.	507,450
2,950	Public Storage, Inc.	271,370
11,830	TD Ameritrade Holding Corporation[a]	225,480
43,340	Wells Fargo & Company	1,348,741

	Total Financials	10,308,827

Health Care (12.1%)
13,850	Aetna, Inc.	486,273
6,800	Allergan, Inc.	444,176
8,810	Baxter International, Inc.	512,742
10,330	Biogen Idec, Inc.[a]	592,529
4,260	BioMarin Pharmaceutical, Inc.[a]	99,556
4,260	C.R. Bard, Inc.	369,001
11,110	Cardinal Health, Inc.	400,293
16,890	CareFusion Corporation[a]	446,403
4,880	Express Scripts, Inc.[a]	496,589
4,290	Genzyme Corporation[a]	222,351
7,490	Incyte Corporation[a]	104,560
4,840	Johnson & Johnson	315,568
33,610	King Pharmaceuticals, Inc.[a]	395,254
27,134	Merck & Company, Inc.	1,013,455
81,075	Pfizer, Inc.	1,390,436
7,700	WellPoint, Inc.[a]	495,726

	Total Health Care	7,784,912

Industrials (10.3%)
7,430	Bucyrus International, Inc.	490,306
11,380	Caterpillar, Inc.	715,233
9,800	CNH Global NVa	301,350
8,610	CSX Corporation	438,249
15,880	Cummins, Inc.	983,766
8,460	Deere & Company	503,031
32,860	Delta Air Lines, Inc.[a]	479,427
20,250	General Electric Company	368,550
7,850	Joy Global, Inc.	444,310
5,110	Rockwell Automation, Inc.	288,000
23,390	Terex Corporation[a]	531,187
5,910	Union Pacific Corporation	433,203
6,100	United Technologies Corporation	449,021
16,200	Yingli Green Energy Holding Company, Ltd. ADR[a,b]	206,388

	Total Industrials	6,632,021

Information Technology (18.9%)
56,730	Advanced Micro Devices, Inc.[a]	525,887
4,360	Apple, Inc.[a]	1,024,295
43,590	BMC Software, Inc.[a]	1,656,420
31,900	CIENA Corporation[a,b]	486,156
4,420	Google, Inc.[a]	2,506,184
14,710	McAfee, Inc.[a]	590,312
39,010	Microsoft Corporation	1,141,823
23,600	Novellus Systems, Inc.[a]	590,000
81,500	Seagate Technology[a]	1,488,190
52,300	Take-Two Interactive Software, Inc.[a]	515,155
24,100	Western Digital Corporation[a]	939,659
42,190	Yahoo!, Inc.[a]	697,401

	Total Information Technology	12,161,482

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.8%)	Value
Materials (3.4%)
6,810	Albemarle Corporation	$290,310
16,110	Commercial Metals Company	242,617
5,230	Compass Minerals International, Inc.	419,603
3,290	FMC Corporation	199,177
4,470	Freeport-McMoRan Copper & Gold, Inc.	373,424
2,560	Mosaic Company	155,571
4,080	Newmont Mining Corporation	207,794
3,940	Praxair, Inc.	327,020

	Total Materials	2,215,516

Telecommunications Services (2.8%)
6,530	American Tower Corporation[a]	278,243
13,752	AT&T, Inc.	355,352
16,990	NII Holdings, Inc.[a]	707,803
88,290	Qwest Communications International, Inc.	460,874

	Total Telecommunications Services	1,802,272

Utilities (2.9%)
24,060	American Electric Power Company, Inc.	822,371
13,430	American Water Works Company, Inc.	292,237
14,540	CMS Energy Corporation[b]	224,788
8,870	PG&E Corporation	376,265
39,010	RRI Energy, Inc.[a]	143,947

	Total Utilities	1,859,608

	Total Common Stock (cost $56,376,541)	63,660,778

Shares	Collateral Held for Securities Loaned (1.6%)	Value
1,006,685	Thrivent Financial Securities Lending Trust	1,006,685

	Total Collateral Held for Securities Loaned (cost $1,006,685)	1,006,685

Principal Amount	Short-Term Investments (1.7%)[c]	Value
	Jupiter Securitization Corporation
1,085,000	0.100%, 4/1/2010	1,085,000

	Total Short-Term Investments (at amortized cost)	1,085,000

	Total Investments (cost $58,468,226) 102.1%	$65,752,463

	Other Assets and Liabilities, Net (2.1%)	(1,327,150)

	Total Net Assets 100.0%	$64,425,313

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,688,105
Gross unrealized depreciation	(1,403,868)

Net unrealized appreciation (depreciation)	$7,284,237

Cost for federal income tax purposes	$58,468,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Partner All Cap Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner All Cap Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,571,942	6,571,942	–	–
Consumer Staples	7,415,171	7,415,171	–	–
Energy	6,909,027	6,909,027	–	–
Financials	10,308,827	10,308,827	–	–
Health Care	7,784,912	7,784,912	–	–
Industrials	6,632,021	6,632,021	–	–
Information Technology	12,161,482	12,161,482	–	–
Materials	2,215,516	2,215,516	–	–
Telecommunications Services	1,802,272	1,802,272	–	–
Utilities	1,859,608	1,859,608	–	–
Collateral Held for Securities Loaned	1,006,685	1,006,685	–	–
Short-Term Investments	1,085,000	–	1,085,000	–
Total	$65,752,463	$64,667,463	$1,085,000	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$1,275,375	$5,355,895	$5,624,585	1,006,685	$1,006,685	$959
Total Value and Income Earned	1,275,375				1,006,685	959

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Large Cap Growth Portfolio II

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (95.5%)	Value
Consumer Discretionary (10.7%)
62,030	Amazon.com, Inc.[a]	$8,419,332
87,300	Carnival Corporation	3,394,224
186,150	International Game Technology	3,434,468
169,195	Kohl’s Corporation[a]	9,268,502
272,750	Lowe’s Companies, Inc.	6,611,460
363,131	Melco Crown Entertainment, Ltd. ADR[a,b]	1,750,291
58,495	Target Corporation	3,076,837
111,000	Walt Disney Company	3,875,010

	Total Consumer Discretionary	39,830,124

Consumer Staples (6.0%)
124,682	PepsiCo, Inc.	8,248,961
157,321	Procter & Gamble Company	9,953,700
112,250	Walgreen Company	4,163,352

	Total Consumer Staples	22,366,013

Energy (8.4%)
126,400	Occidental Petroleum Corporation	10,685,856
169,237	Schlumberger, Ltd.	10,739,780
71,200	Ultra Petroleum Corporation[a]	3,320,056
317,800	Valero Energy Corporation	6,260,660

	Total Energy	31,006,352

Financials (9.5%)
216,600	Charles Schwab Corporation	4,048,254
65,460	Goldman Sachs Group, Inc.	11,169,440
154,100	Hartford Financial Services Group, Inc.	4,379,522
38,913	IntercontinentalExchange, Inc.[a]	4,365,260
160,577	J.P. Morgan Chase & Company	7,185,821
74,100	T. Rowe Price Group, Inc.	4,070,313

	Total Financials	35,218,610

Health Care (15.2%)
104,365	Celgene Corporation[a]	6,466,455
141,284	Covidien, Ltd.	7,103,760
102,675	Gilead Sciences, Inc.[a]	4,669,659
82,167	Medco Health Solutions, Inc.[a]	5,304,701
114,400	Medtronic, Inc.	5,151,432
620,602	Pfizer, Inc.	10,643,324
228,383	Thermo Fisher Scientific, Inc.[a]	11,748,022
166,970	UnitedHealth Group, Inc.	5,454,910

	Total Health Care	56,542,263

Industrials (7.7%)
34,600	Cooper Industries plc	1,658,724
25,841	Danaher Corporation	2,064,954
285,700	Delta Air Lines, Inc.[a]	4,168,363
76,840	Dover Corporation	3,592,270
51,900	Eaton Corporation	3,932,463
59,700	FedEx Corporation	5,575,980
70,300	ITT Corporation	3,768,783
54,122	United Technologies Corporation	3,983,921

	Total Industrials	28,745,458

Information Technology (32.0%)
86,700	Analog Devices, Inc.	2,498,694
84,616	Apple, Inc.[a]	19,878,837
456,016	Cisco Systems, Inc.[a]	11,870,097
152,500	Corning, Inc.	3,082,025
219,100	Dell, Inc.[a]	3,288,691

Shares	Common Stock (95.5%)	Value
Information Technology (32.0%) - continued
29,603	Google, Inc.[a]	$16,785,197
136,450	Hewlett-Packard Company	7,252,318
299,311	Intel Corporation	6,662,663
31,650	MasterCard, Inc.	8,039,100
41,300	McAfee, Inc.[a]	1,657,369
413,600	Micron Technology, Inc.[a]	4,297,304
358,400	Microsoft Corporation	10,490,368
147,200	Novellus Systems, Inc.[a]	3,680,000
239,850	ON Semiconductor Corporation[a]	1,918,800
238,877	Oracle Corporation	6,136,750
242,758	QUALCOMM, Inc.	10,193,408
19,232	Research in Motion, Ltd.[a]	1,422,206

	Total Information Technology	119,153,827

Materials (4.0%)
82,858	Freeport-McMoRan Copper & Gold, Inc.	6,921,957
56,000	Potash Corporation of Saskatchewan, Inc.	6,683,600
67,549	Steel Dynamics, Inc.	1,180,081

	Total Materials	14,785,638

Telecommunications Services (2.0%)
174,715	American Tower Corporation[a]	7,444,606

	Total Telecommunications Services	7,444,606

	Total Common Stock (cost $300,004,316)	355,092,891

Shares	Collateral Held for Securities Loaned (0.4%)	Value
1,528,697	Thrivent Financial Securities Lending Trust	1,528,697

	Total Collateral Held for Securities Loaned (cost $1,528,697)	1,528,697

Principal Amount	Short-Term Investments (4.5%)[c]	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.130%, 4/14/2010	4,999,766
5,000,000	0.125%, 4/23/2010	4,999,618
	Societe Generale North America, Inc.
6,745,000	0.140%, 4/1/2010[d]	6,745,000

	Total Short-Term Investments (at amortized cost)	16,744,384

	Total Investments (cost $318,277,397) 100.4%	$373,365,972

	Other Assets and Liabilities, Net (0.4%)	(1,329,899)

	Total Net Assets 100.0%	$372,036,073

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Large Cap Growth Portfolio II

Schedule of Investments as of March 31, 2010

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$56,134,303
Gross unrealized depreciation	(1,045,728)

Net unrealized appreciation (depreciation)	$55,088,575

Cost for federal income tax purposes	$318,277,397

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Large Cap Growth Portfolio II’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	39,830,124	39,830,124	–	–
Consumer Staples	22,366,013	22,366,013	–	–
Energy	31,006,352	31,006,352	–	–
Financials	35,218,610	35,218,610	–	–
Health Care	56,542,263	56,542,263	–	–
Industrials	28,745,458	28,745,458	–	–
Information Technology	119,153,827	119,153,827	–	–
Materials	14,785,638	14,785,638	–	–
Telecommunications Services	7,444,606	7,444,606	–	–
Collateral Held for Securities Loaned	1,528,697	1,528,697	–	–
Short-Term Investments	16,744,384	–	16,744,384	–

Total	$373,365,972	$356,621,588	$16,744,384	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio II, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial
Securities Lending Trust	$6,796,273	$6,323,541	$11,591,117	1,528,697	$1,528,697	$12,748
Total Value and Income Earned	6,796,273				1,528,697	12,748

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (97.5%)	Value
Consumer Discretionary (11.3%)
155,450	Amazon.com, Inc.[a]	$21,099,229
179,700	American Eagle Outfitters, Inc.	3,328,044
199,400	Carnival Corporation	7,752,672
249,500	D.R. Horton, Inc.	3,143,700
126,500	DISH Network Corporation	2,633,730
493,900	Ford Motor Company[a,b]	6,208,323
378,200	International Game Technology	6,977,790
211,900	Kohl’s Corporation[a]	11,607,882
529,100	Lowe’s Companies, Inc.	12,825,384
118,300	McDonald’s Corporation	7,892,976
635,682	Melco Crown Entertainment, Ltd. ADR[a,b]	3,063,987
117,600	Nordstrom, Inc.	4,803,960
136,500	RadioShack Corporation	3,088,995
162,700	Target Corporation	8,558,020
99,700	Viacom, Inc.[a]	3,427,686
221,300	Walt Disney Company	7,725,583
32,700	Wynn Resorts, Ltd.	2,479,641

	Total Consumer Discretionary	116,617,602

Consumer Staples (6.2%)
151,500	Coca-Cola Company	8,332,500
182,000	PepsiCo, Inc.	12,041,120
112,700	Philip Morris International, Inc.	5,878,432
319,200	Procter & Gamble Company	20,195,784
235,200	Walgreen Company	8,723,568
155,500	Wal-Mart Stores, Inc.	8,645,800

	Total Consumer Staples	63,817,204

Energy (8.2%)
111,300	Alpha Natural Resources, Inc.[a]	5,552,757
145,200	Baker Hughes, Inc.	6,801,168
56,800	Devon Energy Corporation	3,659,624
124,400	Halliburton Company	3,748,172
130,200	Noble Corporation[a]	5,444,964
190,700	Occidental Petroleum Corporation	16,121,778
229,950	Petroleo Brasileiro SA ADR	10,230,476
256,300	Schlumberger, Ltd.	16,264,798
123,700	Southwestern Energy Company[a]	5,037,064
58,400	Ultra Petroleum Corporation[a]	2,723,192
457,600	Valero Energy Corporation	9,014,720

	Total Energy	84,598,713

Financials (10.5%)
231,000	American Express Company	9,531,060
674,700	Bank of America Corporation	12,043,395
488,850	Charles Schwab Corporation	9,136,606
146,600	Goldman Sachs Group, Inc.	25,014,358
245,200	Hartford Financial Services Group, Inc.	6,968,584
101,500	IntercontinentalExchange, Inc.[a]	11,386,270
324,450	J.P. Morgan Chase & Company	14,519,138
52,600	Lazard, Ltd.	1,877,820
65,900	Northern Trust Corporation	3,641,634
162,100	T. Rowe Price Group, Inc.	8,904,153
238,000	U.S. Bancorp	6,159,440

	Total Financials	109,182,458

Health Care (14.7%)
135,800	Abbott Laboratories	7,153,944
20,875	Alcon, Inc.	3,372,565
40,200	Allergan, Inc.	2,625,864

Shares	Common Stock (97.5%)	Value
Health Care (14.7%) - continued
167,102	Amgen, Inc.[a]	$9,986,015
221,150	Celgene Corporation[a]	13,702,454
318,300	Covidien, Ltd.	16,004,124
288,850	Gilead Sciences, Inc.[a]	13,136,898
215,691	Medco Health Solutions, Inc.[a]	13,925,011
177,100	Medtronic, Inc.	7,974,813
237,400	Merck & Company, Inc.	8,866,890
1,019,500	Pfizer, Inc.	17,484,425
75,235	St. Jude Medical, Inc.[a]	3,088,397
147,550	Teva Pharmaceutical Industries, Ltd. ADR	9,307,454
343,158	Thermo Fisher Scientific, Inc.[a]	17,652,048
234,900	UnitedHealth Group, Inc.	7,674,183

	Total Health Care	151,955,085

Industrials (9.3%)
91,200	3M Company	7,621,584
295,000	AMR Corporation[a]	2,687,450
66,900	Caterpillar, Inc.	4,204,665
103,500	Cooper Industries plc	4,961,790
63,400	CSX Corporation	3,227,060
143,250	Danaher Corporation	11,447,107
438,100	Delta Air Lines, Inc.[a]	6,391,879
128,700	Dover Corporation	6,016,725
61,300	Eaton Corporation	4,644,701
63,200	Expeditors International of Washington, Inc.	2,333,344
31,900	Fastenal Company[b]	1,530,881
78,200	FedEx Corporation	7,303,880
322,300	General Electric Company	5,865,860
89,000	Illinois Tool Works, Inc.	4,215,040
110,200	ITT Corporation	5,907,822
117,200	United Parcel Service, Inc.	7,548,852
144,800	United Technologies Corporation	10,658,728

	Total Industrials	96,567,368

Information Technology (31.0%)
192,200	Adobe Systems, Inc.[a]	6,798,114
170,800	Analog Devices, Inc.	4,922,456
229,300	Apple, Inc.[a]	53,869,449
1,115,950	Cisco Systems, Inc.[a]	29,048,178
312,700	Corning, Inc.	6,319,667
355,700	Dell, Inc.[a]	5,339,057
149,400	eBay, Inc.[a]	4,026,330
468,700	EMC Corporation[a]	8,455,348
73,352	Google, Inc.[a]	41,591,318
368,200	Hewlett-Packard Company	19,569,830
740,400	Intel Corporation	16,481,304
60,300	International Business Machines Corporation	7,733,475
69,900	MasterCard, Inc.	17,754,600
224,800	Maxim Integrated Products, Inc.	4,358,872
80,700	McAfee, Inc.[a]	3,238,491
722,200	Micron Technology, Inc.[a]	7,503,658
906,400	Microsoft Corporation	26,530,328
273,700	Novellus Systems, Inc.[a]	6,842,500
541,100	ON Semiconductor Corporation[a]	4,328,800
664,100	Oracle Corporation	17,060,729
613,944	QUALCOMM, Inc.	25,779,509
53,861	Research in Motion, Ltd.[a]	3,983,021

	Total Information Technology	321,535,034

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (97.5%)	Value
Materials (4.2%)
143,400	AK Steel Holding Corporation	$3,278,124
213,200	Alcoa, Inc.	3,035,968
125,700	Freeport-McMoRan Copper &
	Gold, Inc.	10,500,978
65,300	Monsanto Company	4,663,726
54,900	Mosaic Company[c]	3,336,273
169,500	Newmont Mining Corporation	8,632,635
57,900	Potash Corporation of
	Saskatchewan, Inc.	6,910,365
206,690	Steel Dynamics, Inc.	3,610,874

	Total Materials	43,968,943

Telecommunications Services (2.1%)
347,100	American Tower Corporation[a]	14,789,931
752,000	Qwest Communications
	International, Inc.	3,925,440
70,400	SBA Communications
	Corporation[a]	2,539,328
	Total Telecommunications Services	21,254,699

	Total Common Stock (cost $868,536,214)	1,009,497,106

Shares	Collateral Held for Securities Loaned (1.3%)	Value
13,377,640	Thrivent Financial Securities Lending Trust	13,377,640

	Total Collateral Held for Securities Loaned (cost $13,377,640)	13,377,640

Principal Amount	Short-Term Investments (2.6%)[d]	Value
	Federal Home Loan Bank Discount Notes
1,385,000	0.001%, 4/1/2010	1,385,000
4,000,000	0.115%, 4/7/2010	3,999,923
5,000,000	0.130%, 4/14/2010	4,999,765
5,000,000	0.120%, 4/21/2010	4,999,667
	Federal National Mortgage Association Discount Notes
5,000,000	0.080%, 4/9/2010	4,999,911
	Societe Generale North America, Inc.
7,040,000	0.140%, 4/1/2010[e]	7,040,000

	Total Short-Term Investments (at amortized cost)	27,424,266

	Total Investments (cost $909,338,120) 101.4%	$1,050,299,012

	Other Assets and Liabilities, Net (1.4%)	(14,650,064)

	Total Net Assets 100.0%	$1,035,648,948

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security was earmarked to cover written options.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$159,222,255
Gross unrealized depreciation	(18,261,363)

Net unrealized appreciation (depreciation)	$140,960,892

Cost for federal income tax purposes	$909,338,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Large Cap Growth Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	116,617,602	116,617,602	–	–
Consumer Staples	63,817,204	63,817,204	–	–
Energy	84,598,713	84,598,713	–	–
Financials	109,182,458	109,182,458	–	–
Health Care	151,955,085	151,955,085	–	–
Industrials	96,567,368	96,567,368	–	–
Information Technology	321,535,034	321,535,034	–	–
Materials	43,968,943	43,968,943	–	–
Telecommunications Services	21,254,699	21,254,699	–	–
Collateral Held for Securities Loaned	13,377,640	13,377,640	–	–
Short-Term Investments	27,424,266	–	27,424,266	–
Total	$1,050,299,012	$1,022,874,746	$27,424,266	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Call Options Written	383	383	–	–
Total Asset Derivatives	$383	$383	$–	$–

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Mosaic Company	154	$65.00	April 2010	($12,474)	$383
Total Call Options Written				($12,474)	$383

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$30,719,415	$48,500,582	$65,842,357	13,377,640	$13,377,640	$23,837
Total Value and Income Earned	30,719,415				13,377,640	23,837

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.8%)	Value
Consumer Discretionary (14.8%)
16,200	Amazon.com, Inc.[a]	$2,198,826
2,900	AutoZone, Inc.[a]	501,961
13,600	CarMax, Inc.[a]	341,632
3,400	Carnival Corporation	132,192
13,600	Coach, Inc.	537,472
6,400	Kohl’s Corporation[a]	350,592
32,500	Liberty Media Corporation - Interactive[a]	497,575
26,000	Lowe’s Companies, Inc.	630,240
19,033	Marriott International, Inc.	599,920
10,800	McGraw-Hill Companies, Inc.	385,020
7,100	MGM MIRAGE[a,b]	85,200
6,500	NIKE, Inc.	477,750
5,400	O’Reilly Automotive, Inc.[a]	225,234
1,300	Priceline.com, Inc.[a]	331,500
31,900	Starbucks Corporation[a]	774,213
7,900	Starwood Hotels & Resorts Worldwide, Inc.	368,456
18,900	Walt Disney Company	659,799

	Total Consumer Discretionary	9,097,582

Consumer Staples (2.5%)
8,100	Costco Wholesale Corporation	483,651
8,300	PepsiCo, Inc.	549,128
8,037	Procter & Gamble Company	508,501

	Total Consumer Staples	1,541,280

Energy (6.0%)
9,700	Cameron International Corporation[a]	415,742
4,900	EOG Resources, Inc.	455,406
2,500	FMC Technologies, Inc.[a]	161,575
5,500	Murphy Oil Corporation	309,045
19,500	Petroleo Brasileiro SA ADR	772,005
15,500	Schlumberger, Ltd.	983,630
19,100	Suncor Energy, Inc.	621,514

	Total Energy	3,718,917

Financials (13.1%)
14,800	American Express Company	610,648
900	BlackRock, Inc.	195,984
23,000	Charles Schwab Corporation	429,870
900	CME Group, Inc.	284,499
6,100	Franklin Resources, Inc.	676,490
3,600	Goldman Sachs Group, Inc.	614,268
4,600	IntercontinentalExchange, Inc.[a]	516,028
28,500	Invesco, Ltd.	624,435
29,800	J.P. Morgan Chase & Company	1,333,550
17,300	Morgan Stanley	506,717
8,700	Northern Trust Corporation	480,762
5,700	PNC Financial Services Group, Inc.	340,290
9,300	Sun Life Financial, Inc.	294,190
24,500	U.S. Bancorp	634,060
16,300	Wells Fargo & Company	507,256

	Total Financials	8,049,047

Health Care (11.9%)
11,700	Allergan, Inc.	764,244
5,400	Celgene Corporation[a]	334,584
14,500	Express Scripts, Inc.[a]	1,475,520
20,000	Gilead Sciences, Inc.[a]	909,600
5,200	Illumina, Inc.[a]	202,280

Shares	Common Stock (99.8%)	Value
Health Care (11.9%) - continued
1,650	Intuitive Surgical, Inc.[a]	$574,415
8,700	McKesson Corporation	571,764
28,400	Medco Health Solutions, Inc.[a]	1,833,504
8,200	Stryker Corporation	469,204
4,300	Vertex Pharmaceuticals, Inc.[a]	175,741

	Total Health Care	7,310,856

Industrials (10.2%)
5,400	3M Company	451,278
4,200	Bucyrus International, Inc.	277,158
24,100	Danaher Corporation	1,925,831
4,300	Deere & Company	255,678
11,400	Expeditors International of Washington, Inc.	420,888
8,400	Fastenal Company[b]	403,116
4,800	FedEx Corporation	448,320
10,600	McDermott International, Inc.[a]	285,352
9,400	PACCAR, Inc.	407,396
5,800	Precision Castparts Corporation	734,918
9,700	Republic Services, Inc.	281,494
5,400	Rockwell Automation, Inc.	304,344
1,500	Union Pacific Corporation	109,950

	Total Industrials	6,305,723

Information Technology (34.3%)
14,800	Accenture plc	620,860
8,300	Akamai Technologies, Inc.[a]	260,703
17,600	Apple, Inc.[a]	4,134,768
6,800	ASML Holding NV	240,720
9,400	Autodesk, Inc.[a]	276,548
8,100	Automatic Data Processing, Inc.	360,207
1,500	Baidu.com, Inc. ADR[a]	895,500
10,000	Broadcom Corporation	331,800
31,800	Cisco Systems, Inc.[a]	827,754
10,300	Dolby Laboratories, Inc.[a]	604,301
20,300	eBay, Inc.[a]	547,085
5,850	Google, Inc.[a]	3,317,009
7,600	Hewlett-Packard Company	403,940
6,600	Intel Corporation	146,916
3,700	International Business Machines Corporation	474,525
22,100	Juniper Networks, Inc.[a]	678,028
31,400	Marvell Technology Group, Ltd.[a]	639,932
3,150	MasterCard, Inc.	800,100
10,800	McAfee, Inc.[a]	433,404
16,075	Microsoft Corporation	470,515
17,200	NVIDIA Corporation[a]	298,936
24,000	QUALCOMM, Inc.	1,007,760
2,500	Salesforce.com, Inc.[a]	186,125
236	Samsung Electronics Company, Ltd.	170,627
36,800	Tencent Holdings, Ltd.	737,360
22,500	Visa, Inc.	2,048,175
11,700	Western Union Company	198,432

	Total Information Technology	21,112,030

Materials (2.8%)
2,800	Agnico-Eagle Mines, Ltd.	155,876
13,684	BHP Billiton, Ltd.	548,908
3,700	Monsanto Company	264,254
9,300	Praxair, Inc.	771,900

	Total Materials	1,740,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.8%)	Value
Telecommunications Services (4.2%)
23,400	American Tower Corporation[a]	$997,074
36,600	Crown Castle International Corporation[a]	1,399,218
7,300	Leap Wireless International, Inc.[a]	119,428
15,300	MetroPCS Communications, Inc.[a]	108,324

	Total Telecommunications Services	2,624,044

	Total Common Stock (cost $43,137,808)	61,500,417

Shares	Collateral Held for Securities Loaned (0.7%)	Value
448,600	Thrivent Financial Securities Lending Trust	448,600

	Total Collateral Held for Securities Loaned (cost $448,600)	448,600

	Total Investments (cost $43,586,408) 100.5%	$61,949,017

	Other Assets and Liabilities, Net (0.5%)	(335,342)

	Total Net Assets 100.0%	$61,613,675

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,032,728
Gross unrealized depreciation	(670,119)

Net unrealized appreciation (depreciation)	$18,362,609

Cost for federal income tax purposes	$43,586,408

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Growth Stock Portfolio's assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	9,097,582	9,097,582	–	–
Consumer Staples	1,541,280	1,541,280	–	–
Energy	3,718,917	3,718,917	–	–
Financials	8,049,047	8,049,047	–	–
Health Care	7,310,856	7,310,856	–	–
Industrials	6,305,723	6,305,723	–	–
Information Technology	21,112,030	20,204,043	907,987	–
Materials	1,740,938	1,192,030	548,908	–
Telecommunications Services	2,624,044	2,624,044	–	–
Collateral Held for Securities Loaned	448,600	448,600	–	–

Total	$61,949,017	$60,492,122	$1,456,895	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Partner Growth Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$196,140	$1,198,432	$945,972	448,600	$448,600	$94
Total Value and Income Earned	196,140				448,600	94

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Large Cap Value Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (12.9%)
219,697	Carnival Corporation	$8,541,819
333,840	Dana Holding Corporation[a]	3,966,019
398,542	Home Depot, Inc.	12,892,834
290,768	International Game Technology	5,364,670
293,370	J.C. Penney Company, Inc.	9,437,713
371,224	Macy’s, Inc	8,081,546
96,680	Omnicom Group, Inc.	3,752,151
225,200	Target Corporation	11,845,520
128,760	Time Warner Cable, Inc.	6,864,196
433,919	Time Warner, Inc.	13,568,647
474,995	Walt Disney Company	16,582,075

	Total Consumer Discretionary	100,897,190

Consumer Staples (5.4%)
655,410	Kraft Foods, Inc.	19,819,598
149,939	Philip Morris International, Inc.	7,820,818
174,670	Procter & Gamble Company	11,051,371
115,410	Unilever NV	3,480,766

	Total Consumer Staples	42,172,553

Energy (12.5%)
71,538	Apache Corporation	7,261,107
354,700	Baker Hughes, Inc.	16,614,148
170,930	BP plc ADR[b]	9,754,975
184,335	Chevron Corporation	13,978,123
287,702	ConocoPhillips	14,721,711
74,197	Devon Energy Corporation	4,780,513
90,342	EOG Resources, Inc.	8,396,386
169,630	National Oilwell Varco, Inc.	6,883,586
170,610	Ultra Petroleum Corporation[a]	7,955,544
396,480	Valero Energy Corporation	7,810,656

	Total Energy	98,156,749

Financials (25.7%)
113,542	Allstate Corporation	3,668,542
282,725	Ameriprise Financial, Inc.	12,824,406
856,207	Bank of America Corporation	15,283,295
454,650	Bank of New York Mellon Corporation	14,039,592
331,530	Capital One Financial Corporation	13,728,657
1,911,060	Citigroup, Inc.[a]	7,739,793
257,202	Comerica, Inc.	9,783,964
27,867	Everest Re Group, Ltd.	2,255,276
683,061	Fifth Third Bancorp	9,282,799
91,609	Goldman Sachs Group, Inc.	15,631,244
602,226	J.P. Morgan Chase & Company	26,949,614
111,698	MetLife, Inc.	4,840,991
440,491	Morgan Stanley	12,901,982
259,840	Principal Financial Group, Inc.	7,589,927
211,790	Prudential Financial, Inc.	12,813,295
79,379	SVB Financial Group[a]	3,703,824
226,663	Travelers Companies, Inc.	12,226,202
521,160	Wells Fargo & Company	16,218,499

	Total Financials	201,481,902

Health Care (10.0%)
105,310	Biogen Idec, Inc.[a]	6,040,581
58,400	C.R. Bard, Inc.	5,058,608
110,995	Johnson & Johnson	7,236,874
185,856	Medtronic, Inc.	8,369,096
363,580	Merck & Company, Inc.	13,579,713
1,412,511	Pfizer, Inc.	24,224,564

Shares	Common Stock (98.3%)	Value
Health Care (10.0%) - continued
434,787	UnitedHealth Group, Inc.	$14,204,491

	Total Health Care	78,713,927

Industrials (11.9%)
106,555	3M Company	8,904,801
100,560	Avery Dennison Corporation	3,661,390
84,497	CSX Corporation	4,300,897
110,017	Eaton Corporation	8,335,988
110,406	FedEx Corporation	10,311,920
603,220	General Electric Company	10,978,604
177,710	Honeywell International, Inc.	8,044,932
166,140	Illinois Tool Works, Inc.	7,868,391
139,338	Ingersoll-Rand plc	4,858,716
130,270	Parker Hannifin Corporation	8,433,680
207,630	Spirit Aerosystems Holdings, Inc.[a]	4,854,389
185,250	Textron, Inc.	3,932,858
114,194	United Technologies Corporation	8,405,820

	Total Industrials	92,892,386

Information Technology (9.0%)
152,297	Avnet, Inc.[a]	4,568,910
545,020	Dell, Inc.[a]	8,180,750
217,310	Hewlett-Packard Company	11,550,027
169,559	International Business Machines Corporation	21,745,942
332,350	Microsoft Corporation	9,727,884
391,095	Oracle Corporation	10,047,231
161,751	Tyco Electronics, Ltd.	4,444,917

	Total Information Technology	70,265,661

Materials (3.7%)
87,403	Domtar Corporation[a]	5,629,627
327,241	E.I. du Pont de Nemours and Company	12,186,455
96,330	Freeport-McMoRan Copper & Gold, Inc.	8,047,408
77,850	Nucor Corporation	3,532,833

	Total Materials	29,396,323

Telecommunications Services (3.1%)
289,521	AT&T, Inc.	7,481,223
360,070	Verizon Communications, Inc.	11,169,371
229,980	Vodafone Group plc ADR	5,356,234

	Total Telecommunications Services	24,006,828

Utilities (4.1%)
364,910	American Electric Power Company, Inc.	12,472,624
47,567	Entergy Corporation	3,869,575
277,200	Exelon Corporation	12,144,132
158,124	Xcel Energy, Inc.	3,352,229

	Total Utilities	31,838,560

	Total Common Stock (cost $678,335,962)	769,822,079

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Large Cap Value Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Collateral Held for Securities Loaned (0.8%)	Value
6,542,400	Thrivent Financial Securities Lending Trust	$6,542,400

	Total Collateral Held for Securities Loaned (cost $6,542,400)	6,542,400

Principal Amount	Short-Term Investments (1.9%)[c]	Value
	Federal Home Loan Bank Discount Notes
11,090,000	0.120%, 4/21/2010	11,089,261
	Jupiter Securitization Corporation
3,800,000	0.100%, 4/1/2010	3,800,000

	Total Short-Term Investments (at amortized cost)	14,889,261

	Total Investments (cost $699,767,623) 101.0%	$791,253,740

	Other Assets and Liabilities, Net (1.0%)	(7,798,533)

	Total Net Assets 100.0%	$783,455,207

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR	—	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$102,976,907
Gross unrealized depreciation	(11,490,790)

Net unrealized appreciation (depreciation)	$91,486,117
Cost for federal income tax purposes	$699,767,623

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Large Cap Value Portfolio's assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level3
Common Stock
Consumer Discretionary	100,897,190	100,897,190	–	–
Consumer Staples	42,172,553	42,172,553	–	–
Energy	98,156,749	98,156,749	–	–
Financials	201,481,902	201,481,902	–	–
Health Care	78,713,927	78,713,927	–	–
Industrials	92,892,386	92,892,386	–	–
Information Technology	70,265,661	70,265,661	–	–
Materials	29,396,323	29,396,323	–	–
Telecommunications Services	24,006,828	24,006,828	–	–
Utilities	31,838,560	31,838,560	–	–
Collateral Held for Securities Loaned	6,542,400	6,542,400	–	–
Short-Term Investments	14,889,261	–	14,889,261	–
Total	$791,253,740	$776,364,479	$14,889,261	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010

Thrivent Financial
Securities Lending Trust	$2,450,287	$41,326,314	$37,234,201	6,542,400	$6,542,400	$1,042
Total Value and
Income Earned	2,450,287				6,542,400	1,042

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (88.1%)	Value
Consumer Discretionary (11.1%)
45,600	Amazon.com, Inc.[a,b]	$6,189,288
143,870	Carnival Corporation[b]	5,593,666
120,870	Dana Holding Corporation[a]	1,435,936
144,550	Home Depot, Inc.	4,676,193
239,780	International Game Technology	4,423,941
106,250	J.C. Penney Company, Inc.	3,418,063
124,350	Kohl’s Corporation[a]	6,811,893
200,450	Lowe’s Companies, Inc.	4,858,908
139,320	Macy’s, Inc	3,032,996
66,000	McDonald’s Corporation	4,403,520
263,060	Melco Crown Entertainment, Ltd. ADR[a,c]	1,267,949
35,200	Omnicom Group, Inc.	1,366,112
124,480	Target Corporation	6,547,648
46,930	Time Warner Cable, Inc.	2,501,838
157,146	Time Warner, Inc.	4,913,955
253,630	Walt Disney Company	8,854,223

	Total Consumer Discretionary	70,296,129

Consumer Staples (5.8%)
11,300	Altria Group, Inc.	231,876
66,700	Kimberly-Clark Corporation	4,194,096
236,850	Kraft Foods, Inc.	7,162,344
91,500	PepsiCo, Inc.	6,053,640
56,311	Philip Morris International, Inc.	2,937,182
201,560	Procter & Gamble Company	12,752,701
82,550	Walgreen Company	3,061,780

	Total Consumer Staples	36,393,619

Energy (9.5%)
145,750	Baker Hughes, Inc.	6,826,930
84,940	BP plc ADR	4,847,526
206,390	ConocoPhillips[b]	10,560,976
26,840	Devon Energy Corporation	1,729,301
42,750	EOG Resources, Inc.	3,973,185
61,430	National Oilwell Varco, Inc.	2,492,830
92,900	Occidental Petroleum Corporation	7,853,766
6,000	Petroleo Brasileiro SA ADR	266,940
124,350	Schlumberger, Ltd.	7,891,251
133,170	Ultra Petroleum Corporation[a]	6,209,717
377,040	Valero Energy Corporation	7,427,688

	Total Energy	60,080,110

Financials (16.4%)
102,830	Ameriprise Financial, Inc.[b]	4,664,369
127,100	Aon Corporation	5,428,441
313,310	Bank of America Corporation[b]	5,592,584
164,690	Bank of New York Mellon Corporation	5,085,627
120,080	Capital One Financial Corporation	4,972,513
159,100	Charles Schwab Corporation	2,973,579
692,150	Citigroup, Inc.[a]	2,803,208
93,280	Comerica, Inc.	3,548,371
247,710	Fifth Third Bancorp	3,366,379
81,250	Goldman Sachs Group, Inc.	13,863,687
113,200	Hartford Financial Services Group, Inc.	3,217,144
28,600	IntercontinentalExchange, Inc.[a]	3,208,348
337,007	J.P. Morgan Chase & Company	15,081,063
42,350	MetLife, Inc.	1,835,449
159,810	Morgan Stanley	4,680,835

Shares	Common Stock (88.1%)	Value
Financials (16.4%) - continued
94,824	Principal Financial Group, Inc.	$2,769,809
99,490	Prudential Financial, Inc.	6,019,145
29,090	SVB Financial Group[a]	1,357,339
54,600	T. Rowe Price Group, Inc.	2,999,178
86,226	Travelers Companies, Inc.	4,651,030
188,500	Wells Fargo & Company	5,866,120

	Total Financials	103,984,218

Health Care (11.3%)
50,830	Biogen Idec, Inc.[a]	2,915,609
21,200	C.R. Bard, Inc.	1,836,344
76,650	Celgene Corporation[a]	4,749,234
103,350	Covidien, Ltd.	5,196,438
75,390	Gilead Sciences, Inc.[a]	3,428,737
27,300	Johnson & Johnson	1,779,960
60,432	Medco Health Solutions, Inc.[a]	3,901,490
151,690	Medtronic, Inc.	6,830,601
150,220	Merck & Company, Inc.	5,610,717
1,016,815	Pfizer, Inc.	17,438,377
167,900	Thermo Fisher Scientific, Inc.[a]	8,636,776
280,630	UnitedHealth Group, Inc.	9,168,182

	Total Health Care	71,492,465

Industrials (8.8%)
39,950	3M Company	3,338,622
36,610	Avery Dennison Corporation	1,332,970
25,400	Cooper Industries plc	1,217,676
30,670	CSX Corporation	1,561,103
18,632	Danaher Corporation	1,488,883
209,900	Delta Air Lines, Inc.[a]	3,062,441
55,300	Dover Corporation	2,585,275
81,530	Eaton Corporation	6,177,528
86,250	FedEx Corporation	8,055,750
219,760	General Electric Company	3,999,632
64,270	Honeywell International, Inc.	2,909,503
60,250	Illinois Tool Works, Inc.	2,853,440
52,650	Ingersoll-Rand plc	1,835,905
51,600	ITT Corporation	2,766,276
47,240	Parker Hannifin Corporation	3,058,318
75,490	Spirit Aerosystems Holdings, Inc.[a]	1,764,956
67,350	Textron, Inc.	1,429,840
80,390	United Technologies Corporation	5,917,508

	Total Industrials	55,355,626

Information Technology (17.9%)
62,700	Analog Devices, Inc.	1,807,014
61,974	Apple, Inc.[a]	14,559,552
334,930	Cisco Systems, Inc.[a]	8,718,228
112,000	Corning, Inc.	2,263,520
357,840	Dell, Inc.[a]	5,371,178
21,721	Google, Inc.[a]	12,316,024
177,390	Hewlett-Packard Company	9,428,279
219,850	Intel Corporation	4,893,861
61,488	International Business Machines Corporation	7,885,836
23,200	MasterCard, Inc.	5,892,800
30,300	McAfee, Inc.[a]	1,215,939
303,800	Micron Technology, Inc.[a]	3,156,482
383,690	Microsoft Corporation	11,230,606
106,550	Novellus Systems, Inc.[a]	2,663,750
176,150	ON Semiconductor Corporation[a]	1,409,200
317,218	Oracle Corporation	8,149,330
178,314	QUALCOMM, Inc.	7,487,405
14,150	Research in Motion, Ltd.[a]	1,046,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (88.1%)	Value
Information Technology (17.9%) - continued
125,330	Tyco Electronics, Ltd.	$3,444,068

	Total Information Technology	112,939,465

Materials (3.6%)
31,800	Domtar Corporation[a]	2,048,238
157,427	E.I. du Pont de Nemours and Company	5,862,582
95,690	Freeport-McMoRan Copper & Gold, Inc.	7,993,943
28,230	Nucor Corporation	1,281,077
41,200	Potash Corporation of Saskatchewan, Inc.	4,917,220
48,703	Steel Dynamics, Inc.	850,841

	Total Materials	22,953,901

Telecommunications Services (2.3%)
128,300	American Tower Corporation[a,b]	5,466,863
130,820	Verizon Communications, Inc.	4,058,037
201,470	Vodafone Group plc ADR	4,692,236

	Total Telecommunications Services	14,217,136

Utilities (1.4%)
132,210	American Electric Power Company, Inc.	4,518,938
100,440	Exelon Corporation	4,400,276

	Total Utilities	8,919,214

	Total Common Stock (cost $487,337,539)	556,631,883

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,112,735	Thrivent Financial Securities Lending Trust	1,112,735

	Total Collateral Held for Securities Loaned (cost $1,112,735)	1,112,735

Principal Amount	Short-Term Investments (12.1%)[d]	Value
	BNP Paribas Canada
6,655,000	0.120%, 4/1/2010	6,655,000
	Federal Home Loan Bank Discount Notes
34,490,000	0.132%, 4/14/2010[e]	34,488,371
10,000,000	0.120%, 4/21/2010	9,999,333
	Federal National Mortgage Association Discount Notes
12,000,000	0.080%, 4/9/2010	11,999,787
	Jupiter Securitization Corporation
6,175,000	0.100%, 4/1/2010	6,175,000

Principal Amount	Short-Term Investments (12.1%)[d]	Value
	Liberty Street Funding, LLC
7,340,000	0.080%, 4/1/2010	$7,340,000

	Total Short-Term Investments (at amortized cost)	76,657,491

	Total Investments (cost $565,107,765) 100.4%	$634,402,109

	Other Assets and Liabilities, Net (0.4%)	(2,221,869)

	Total Net Assets 100.0%	$632,180,240

a	Non-income producing security.
b	All or a portion of the security was earmarked to cover written options.
c	All or a portion of the security is on loan.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	At March 31, 2010, $5,499,740 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$76,275,597
Gross unrealized depreciation	(6,981,253)

Net unrealized appreciation (depreciation)	$69,294,344

Cost for federal income tax purposes	$565,107,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Large Cap Stock Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Large Cap Stock Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	70,296,129	70,296,129	–	–
Consumer Staples	36,393,619	36,393,619	–	–
Energy	60,080,110	60,080,110	–	–
Financials	103,984,218	103,984,218	–	–
Health Care	71,492,465	71,492,465	–	–
Industrials	55,355,626	55,355,626	–	–
Information Technology	112,939,465	112,939,465	–	–
Materials	22,953,901	22,953,901	–	–
Telecommunications Services	14,217,136	14,217,136	–	–
Utilities	8,919,214	8,919,214	–	–
Collateral Held for Securities Loaned	1,112,735	1,112,735	–	–
Short-Term Investments	76,657,491	–	76,657,491	–
Total	$634,402,109	$557,744,618	$76,657,491	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,188,993	1,188,993	–	–
Call Options Written	53,000	53,000	–	–
Total Asset Derivatives	$1,241,993	$1,241,993	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	199	June 2010	$56,779,708	$57,968,701	$1,188,993
Total Futures Contracts					$1,188,993

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures	250	$1,190.00	April 2010	($51,875)	$38,063
S&P 500 Mini-Futures	250	1,185.00	April 2010	(68,750)	14,937
Total Call Options Written				($120,625)	$53,000

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$5,875,573	$26,233,073	$30,995,911	1,112,735	$1,112,735	$9,676
Total Value and Income Earned	5,875,573				1,112,735	9,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.6%)	Value
Consumer Discretionary (10.1%)
2,800	Abercrombie & Fitch Company	$127,792
11,000	Amazon.com, Inc.[a]	1,493,030
4,100	Apollo Group, Inc.[a]	251,289
3,000	AutoNation, Inc.[a,b]	54,240
1,000	AutoZone, Inc.[a]	173,090
8,400	Bed Bath & Beyond, Inc.[a]	367,584
11,025	Best Buy Company, Inc.	469,004
2,600	Big Lots, Inc.[a]	94,692
13,900	Carnival Corporation	540,432
21,872	CBS Corporation	304,896
10,100	Coach, Inc.	399,152
91,615	Comcast Corporation	1,724,194
9,000	D.R. Horton, Inc.	113,400
4,450	Darden Restaurants, Inc.	198,203
2,000	DeVry, Inc.	130,400
30,100	DIRECTV[a]	1,017,681
9,100	Discovery Communications, Inc.[a]	307,489
9,100	Eastman Kodak Company[a,b]	52,689
6,900	Expedia, Inc.	172,224
4,400	Family Dollar Stores, Inc.	161,084
108,511	Ford Motor Company[a,b]	1,363,983
4,900	Fortune Brands, Inc.	237,699
5,300	GameStop Corporation[a]	116,123
7,700	Gannett Company, Inc.	127,204
15,462	Gap, Inc.	357,327
5,100	Genuine Parts Company	215,475
7,900	Goodyear Tire & Rubber Company[a]	99,856
10,900	H&R Block, Inc.	194,020
7,500	Harley-Davidson, Inc.	210,525
2,200	Harman International Industries, Inc.[a]	102,916
3,950	Hasbro, Inc.	151,206
54,700	Home Depot, Inc.	1,769,545
9,600	International Game Technology	177,120
16,067	Interpublic Group of Companies, Inc.[a]	133,677
7,600	J.C. Penney Company, Inc.	244,492
21,600	Johnson Controls, Inc.	712,584
9,800	Kohl’s Corporation[a]	536,844
4,900	Leggett & Platt, Inc.	106,036
5,300	Lennar Corporation	91,213
8,704	Limited Brands, Inc.	214,292
47,500	Lowe’s Companies, Inc.	1,151,400
13,568	Macy’s, Inc	295,375
8,206	Marriott International, Inc.	258,653
11,850	Mattel, Inc.	269,469
34,600	McDonald’s Corporation	2,308,512
10,100	McGraw-Hill Companies, Inc.	360,065
1,100	Meredith Corporation	37,851
3,900	New York Times Company[a]	43,407
9,173	Newell Rubbermaid, Inc.	139,430
73,000	News Corporation	1,051,930
12,500	NIKE, Inc.	918,750
5,400	Nordstrom, Inc.	220,590
9,000	Office Depot, Inc.[a]	71,820
10,000	Omnicom Group, Inc.	388,100
4,400	O’Reilly Automotive, Inc.[a]	183,524
1,800	Polo Ralph Lauren Corporation	153,072
1,500	Priceline.com, Inc.[a]	382,500
10,492	Pulte Group, Inc.[a]	118,035
4,100	RadioShack Corporation	92,783
4,000	Ross Stores, Inc.	213,880
2,800	Scripps Networks Interactive	124,180

Shares	Common Stock (99.6%)	Value
Consumer Discretionary (10.1%) - continued
1,532	Sears Holdings Corporation[a,b]	$166,115
2,900	Sherwin-Williams Company	196,272
1,800	Snap-On, Inc.	78,012
5,000	Stanley Black & Decker, Inc.	287,050
23,575	Staples, Inc.	551,419
24,000	Starbucks Corporation[a]	582,480
6,100	Starwood Hotels & Resorts Worldwide, Inc.	284,504
24,300	Target Corporation	1,278,180
4,000	Tiffany & Company	189,960
11,458	Time Warner Cable, Inc.	610,826
37,050	Time Warner, Inc.	1,158,554
13,500	TJX Companies, Inc.	574,020
4,100	Urban Outfitters, Inc.[a]	155,923
2,800	VF Corporation	224,420
19,572	Viacom, Inc.[a]	672,885
62,447	Walt Disney Company	2,180,025
170	Washington Post Company	75,511
2,357	Whirlpool Corporation	205,648
5,772	Wyndham Worldwide Corporation	148,514
2,300	Wynn Resorts, Ltd.	174,409
15,180	Yum! Brands, Inc.	581,849

	Total Consumer Discretionary	34,474,604

Consumer Staples (11.2%)
67,300	Altria Group, Inc.	1,380,996
20,768	Archer-Daniels-Midland Company	600,195
13,700	Avon Products, Inc.	464,019
3,425	Brown-Forman Corporation	203,616
6,000	Campbell Soup Company	212,100
4,600	Clorox Company	295,044
74,200	Coca-Cola Company	4,081,000
10,300	Coca-Cola Enterprises, Inc.	284,898
16,000	Colgate-Palmolive Company	1,364,160
14,400	ConAgra Foods, Inc.	361,008
6,500	Constellation Brands, Inc.[a]	106,860
14,100	Costco Wholesale Corporation	841,911
44,744	CVS Caremark Corporation	1,635,841
5,900	Dean Foods Company[a]	92,571
8,100	Dr. Pepper Snapple Group, Inc.	284,877
3,800	Estee Lauder Companies, Inc.	246,506
10,700	General Mills, Inc.	757,453
10,200	H.J. Heinz Company	465,222
5,400	Hershey Company	231,174
2,200	Hormel Foods Corporation	92,422
3,751	J.M. Smucker Company	226,035
8,300	Kellogg Company	443,469
13,392	Kimberly-Clark Corporation	842,089
55,852	Kraft Foods, Inc.	1,688,965
21,100	Kroger Company	457,026
4,900	Lorillard, Inc.	368,676
4,200	McCormick & Company, Inc.	161,112
6,528	Mead Johnson Nutrition Company	339,652
5,100	Molson Coors Brewing Company	214,506
52,530	PepsiCo, Inc.	3,475,385
60,500	Philip Morris International, Inc.	3,155,680
93,438	Procter & Gamble Company	5,911,822
5,400	Reynolds American, Inc.	291,492
12,700	Safeway, Inc.	315,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.6%)	Value
Consumer Staples (11.2%) - continued
22,900	Sara Lee Corporation	$318,997
6,881	SUPERVALU, Inc.	114,775
19,200	SYSCO Corporation	566,400
9,900	Tyson Foods, Inc.	189,585
31,700	Walgreen Company	1,175,753
68,700	Wal-Mart Stores, Inc.	3,819,720
5,400	Whole Foods Market, Inc.[a]	195,210

	Total Consumer Staples	38,273,944

Energy (10.8%)
15,872	Anadarko Petroleum Corporation	1,155,958
10,820	Apache Corporation	1,098,230
10,000	Baker Hughes, Inc.	468,400
9,500	BJ Services Company	203,300
3,300	Cabot Oil & Gas Corporation	121,440
7,800	Cameron International Corporation[a]	334,308
21,000	Chesapeake Energy Corporation	496,440
64,596	Chevron Corporation	4,898,315
47,849	ConocoPhillips	2,448,433
7,100	CONSOL Energy, Inc.	302,886
12,900	Denbury Resources, Inc.[a]	217,623
14,300	Devon Energy Corporation	921,349
2,200	Diamond Offshore Drilling, Inc.[b]	195,382
23,018	El Paso Corporation	249,515
8,100	EOG Resources, Inc.	752,814
151,908	Exxon Mobil Corporation	10,174,798
3,900	FMC Technologies, Inc.[a]	252,057
29,200	Halliburton Company	879,796
3,400	Helmerich & Payne, Inc.	129,472
9,300	Hess Corporation	581,715
22,768	Marathon Oil Corporation	720,379
3,100	Massey Energy Company	162,099
6,100	Murphy Oil Corporation	342,759
9,300	Nabors Industries, Ltd.[a]	182,559
13,400	National Oilwell Varco, Inc.	543,772
5,600	Noble Energy, Inc.	408,800
26,100	Occidental Petroleum Corporation	2,206,494
8,600	Peabody Energy Corporation	393,020
3,800	Pioneer Natural Resources Company	214,016
5,100	Range Resources Corporation	239,037
3,700	Rowan Companies, Inc.[a]	107,707
38,500	Schlumberger, Ltd.	2,443,210
8,000	Smith International, Inc.	342,560
11,100	Southwestern Energy Company[a]	451,992
21,204	Spectra Energy Corporation	477,726
3,700	Sunoco, Inc.	109,927
4,700	Tesoro Corporation	65,330
18,300	Valero Energy Corporation	360,510
18,900	Williams Companies, Inc.	436,590
18,750	XTO Energy, Inc.	884,625

	Total Energy	36,975,343

Financials (16.4%)
15,100	AFLAC, Inc.	819,779
17,282	Allstate Corporation	558,381
38,600	American Express Company	1,592,636
4,267	American International Group, Inc.[a,b]	145,675
8,200	Ameriprise Financial, Inc.	371,952
8,525	Aon Corporation	364,103

Shares	Common Stock (99.6%)	Value
Financials (16.4%) - continued
3,836	Apartment Investment & Management Company	$70,621
3,700	Assurant, Inc.	127,206
2,601	AvalonBay Communities, Inc.	224,596
323,010	Bank of America Corporation	5,765,728
38,852	Bank of New York Mellon Corporation	1,199,750
22,300	BB&T Corporation	722,297
53,269	Berkshire Hathaway, Inc.[a]	4,329,172
4,400	Boston Properties, Inc.	331,936
14,573	Capital One Financial Corporation	603,468
8,800	CB Richard Ellis Group, Inc.[a]	139,480
31,725	Charles Schwab Corporation	592,940
10,500	Chubb Corporation	544,425
5,238	Cincinnati Financial Corporation	151,378
633,039	Citigroup, Inc.[a]	2,563,808
2,100	CME Group, Inc.	663,831
5,650	Comerica, Inc.	214,926
17,725	Discover Financial Services	264,103
53,000	E*TRADE Financial Corporation[a]	87,450
9,000	Equity Residential	352,350
2,900	Federated Investors, Inc.[b]	76,502
25,694	Fifth Third Bancorp	349,181
7,354	First Horizon National Corporation[a]	103,324
4,700	Franklin Resources, Inc.	521,230
15,800	Genworth Financial, Inc.[a]	289,772
17,000	Goldman Sachs Group, Inc.	2,900,710
12,300	Hartford Financial Services Group, Inc.	349,566
9,500	Health Care Property Investors, Inc.	313,500
3,900	Health Care REIT, Inc.	176,397
21,141	Host Hotels & Resorts, Inc.	309,716
15,300	Hudson City Bancorp, Inc.	216,648
23,371	Huntington Bancshares, Inc.	125,502
2,300	IntercontinentalExchange, Inc.[a]	258,014
13,900	Invesco, Ltd.	304,549
127,948	J.P. Morgan Chase & Company	5,725,673
6,100	Janus Capital Group, Inc.	87,169
28,500	KeyCorp	220,875
13,200	Kimco Realty Corporation	206,448
5,200	Legg Mason, Inc.	149,084
6,200	Leucadia National Corporation[a]	153,822
9,694	Lincoln National Corporation	297,606
11,400	Loews Corporation	424,992
2,600	M&T Bank Corporation[b]	206,388
17,200	Marsh & McLennan Companies, Inc.	420,024
17,100	Marshall & Ilsley Corporation	137,655
26,332	MetLife, Inc.	1,141,229
6,300	Moody’s Corporation	187,425
45,050	Morgan Stanley	1,319,515
4,800	Nasdaq OMX Group, Inc.[a]	101,376
7,700	Northern Trust Corporation	425,502
8,400	NYSE Euronext	248,724
12,300	People’s United Financial, Inc.	192,372
5,200	Plum Creek Timber Company, Inc.[b]	202,332
16,714	PNC Financial Services Group, Inc.	997,826
10,200	Principal Financial Group, Inc.	297,942
21,900	Progressive Corporation	418,071

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.6%)	Value
Financials (16.4%) - continued
15,300	ProLogis	$201,960
14,900	Prudential Financial, Inc.	901,450
4,300	Public Storage, Inc.	395,557
38,577	Regions Financial Corporation	302,829
9,444	Simon Property Group, Inc.	792,352
15,700	SLM Corporation[a]	196,564
15,900	State Street Corporation	717,726
16,000	SunTrust Banks, Inc.	428,640
8,268	T. Rowe Price Group, Inc.	454,161
2,600	Torchmark Corporation	139,126
16,481	Travelers Companies, Inc.	888,985
61,685	U.S. Bancorp	1,596,408
10,624	Unum Group	263,156
5,000	Ventas, Inc.	237,400
4,997	Vornado Realty Trust	378,273
166,840	Wells Fargo & Company	5,192,061
11,000	XL Capital, Ltd.	207,900
4,800	Zions Bancorporation[b]	104,736

	Total Financials	56,057,936

Health Care (12.1%)
50,000	Abbott Laboratories	2,634,000
13,796	Aetna, Inc.	484,378
9,900	Allergan, Inc.	646,668
9,100	AmerisourceBergen Corporation	263,172
31,540	Amgen, Inc.[a]	1,884,830
19,400	Baxter International, Inc.	1,129,080
7,500	Becton, Dickinson and Company	590,475
8,600	Biogen Idec, Inc.[a]	493,296
49,350	Boston Scientific Corporation[a]	356,307
55,498	Bristol-Myers Squibb Company	1,481,797
3,000	C.R. Bard, Inc.	259,860
11,575	Cardinal Health, Inc.	417,047
5,787	CareFusion Corporation[a]	152,950
14,800	Celgene Corporation[a]	917,008
2,400	Cephalon, Inc.[a]	162,672
8,800	CIGNA Corporation	321,904
4,700	Coventry Health Care, Inc.[a]	116,184
3,400	DaVita, Inc.[a]	215,560
4,800	Dentsply International, Inc.	167,280
32,600	Eli Lilly and Company	1,180,772
8,800	Express Scripts, Inc.[a]	895,488
9,900	Forest Laboratories, Inc.[a]	310,464
8,500	Genzyme Corporation[a]	440,555
29,100	Gilead Sciences, Inc.[a]	1,323,468
5,280	Hospira, Inc.[a]	299,112
5,400	Humana, Inc.[a]	252,558
1,200	Intuitive Surgical, Inc.[a]	417,756
88,540	Johnson & Johnson	5,772,808
8,500	King Pharmaceuticals, Inc.[a]	99,960
3,300	Laboratory Corporation of America Holdings[a]	249,843
5,743	Life Technologies Corporation[a]	300,187
8,642	McKesson Corporation	567,952
14,886	Medco Health Solutions, Inc.[a]	961,040
35,500	Medtronic, Inc.	1,598,565
100,283	Merck & Company, Inc.	3,745,570
1,800	Millipore Corporation[a]	190,080
9,900	Mylan, Inc.[a,b]	224,829
3,100	Patterson Companies, Inc.	96,255
3,900	PerkinElmer, Inc.	93,210
260,460	Pfizer, Inc.	4,466,889
4,800	Quest Diagnostics, Inc.	279,792
10,484	St. Jude Medical, Inc.[a]	430,368

Shares	Common Stock (99.6%)	Value
Health Care (12.1%) - continued
9,100	Stryker Corporation	$520,702
14,300	Tenet Healthcare Corporation[a]	81,796
13,100	Thermo Fisher Scientific, Inc.[a]	673,864
37,200	UnitedHealth Group, Inc.	1,215,324
3,900	Varian Medical Systems, Inc.[a]	215,787
3,000	Waters Corporation[a]	202,620
3,400	Watson Pharmaceuticals, Inc.[a]	142,018
14,300	WellPoint, Inc.[a]	920,634
6,850	Zimmer Holdings, Inc.[a]	405,520

	Total Health Care	41,270,254

Industrials (10.4%)
22,900	3M Company	1,913,753
3,600	Avery Dennison Corporation	131,076
24,460	Boeing Company	1,776,041
5,300	C.H. Robinson Worldwide, Inc.	296,005
20,200	Caterpillar, Inc.	1,269,570
4,200	Cintas Corporation	117,978
12,500	CSX Corporation	636,250
6,400	Cummins, Inc.	396,480
8,400	Danaher Corporation	671,244
13,700	Deere & Company	814,602
6,000	Dover Corporation	280,500
1,700	Dun & Bradstreet Corporation	126,514
5,300	Eaton Corporation	401,581
24,200	Emerson Electric Company	1,218,228
4,000	Equifax, Inc.	143,200
6,800	Expeditors International of Washington, Inc.	251,056
4,200	Fastenal Company[b]	201,558
10,060	FedEx Corporation	939,604
1,500	First Solar, Inc.[a,b]	183,975
1,800	Flowserve Corporation	198,486
5,700	Fluor Corporation	265,107
12,400	General Dynamics Corporation	957,280
343,600	General Electric Company	6,253,520
4,000	Goodrich Corporation	282,080
24,575	Honeywell International, Inc.	1,112,510
12,400	Illinois Tool Works, Inc.	587,264
5,800	Iron Mountain, Inc.	158,920
5,800	ITT Corporation	310,938
4,000	Jacobs Engineering Group, Inc.[a]	180,760
3,700	L-3 Communications Holdings, Inc.	339,031
10,100	Lockheed Martin Corporation	840,522
11,600	Masco Corporation	180,032
11,900	Norfolk Southern Corporation	665,091
9,698	Northrop Grumman Corporation	635,898
11,737	PACCAR, Inc.	508,682
3,700	Pall Corporation	149,813
5,175	Parker Hannifin Corporation	335,029
6,700	Pitney Bowes, Inc.	163,815
4,500	Precision Castparts Corporation	570,195
6,900	Quanta Services, Inc.[a]	132,204
6,700	R.R. Donnelley & Sons Company	143,045
12,200	Raytheon Company	696,864
10,520	Republic Services, Inc.	305,290
4,700	Robert Half International, Inc.	143,021
4,600	Rockwell Automation, Inc.	259,256
5,000	Rockwell Collins, Inc.	312,950
3,000	Roper Industries, Inc.	173,520
1,800	Ryder System, Inc.	69,768
24,400	Southwest Airlines Company	322,568
2,700	Stericycle, Inc.[a]	147,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.6%)	Value
Industrials (10.4%) - continued
8,800	Textron, Inc.	$186,824
16,200	Union Pacific Corporation	1,187,460
31,900	United Parcel Service, Inc.	2,054,679
30,100	United Technologies Corporation	2,215,661
1,900	W.W. Grainger, Inc.	205,428
15,599	Waste Management, Inc.	537,074

	Total Industrials	35,556,950

Information Technology (18.8%)
16,800	Adobe Systems, Inc.[a]	594,216
18,500	Advanced Micro Devices, Inc.[a]	171,495
11,215	Agilent Technologies, Inc.[a]	385,684
5,500	Akamai Technologies, Inc.[a]	172,755
9,700	Altera Corporation	235,807
5,500	Amphenol Corporation	232,045
9,600	Analog Devices, Inc.	276,672
29,200	Apple, Inc.[a]	6,859,956
44,000	Applied Materials, Inc.	593,120
7,400	Autodesk, Inc.[a]	217,708
16,200	Automatic Data Processing, Inc.	720,414
5,900	BMC Software, Inc.[a]	224,200
13,800	Broadcom Corporation	457,884
12,912	CA, Inc.	303,045
184,500	Cisco Systems, Inc.[a]	4,802,535
5,900	Citrix Systems, Inc.[a]	280,073
9,500	Cognizant Technology Solutions Corporation[a]	484,310
5,000	Computer Sciences Corporation[a]	272,450
7,800	Compuware Corporation[a]	65,520
50,300	Corning, Inc.	1,016,563
55,800	Dell, Inc.[a]	837,558
36,300	eBay, Inc.[a]	978,285
10,600	Electronic Arts, Inc.[a]	197,796
66,386	EMC Corporation[a]	1,197,603
10,800	Fidelity National Information Services, Inc.	253,152
5,000	Fiserv, Inc.[a]	253,800
5,000	FLIR Systems, Inc.[a]	141,000
7,700	Google, Inc.[a]	4,365,977
4,200	Harris Corporation	199,458
75,786	Hewlett-Packard Company	4,028,026
178,200	Intel Corporation	3,966,732
41,900	International Business Machines Corporation	5,373,675
10,100	Intuit, Inc.[a]	346,834
6,300	Jabil Circuit, Inc.	101,997
7,362	JDS Uniphase Corporation[a]	92,246
16,900	Juniper Networks, Inc.[a]	518,492
5,500	KLA-Tencor Corporation	170,060
2,600	Lexmark International, Inc.[a]	93,808
7,300	Linear Technology Corporation	206,444
22,100	LSI Corporation[a]	135,252
3,100	MasterCard, Inc.	787,400
5,100	McAfee, Inc.[a]	204,663
7,400	MEMC Electronic Materials, Inc.[a]	113,442
6,000	Microchip Technology, Inc.[b]	168,960
27,600	Micron Technology, Inc.[a]	286,764
245,600	Microsoft Corporation	7,188,712
4,500	Molex, Inc.	93,870
4,100	Monster Worldwide, Inc.[a]	68,101
74,990	Motorola, Inc.[a]	526,430
7,800	National Semiconductor Corporation	112,710
11,100	NETAPP, Inc.[a]	361,416

Shares	Common Stock (99.6%)	Value
Information Technology (18.8%) - continued
12,300	Novell, Inc.[a]	$73,677
3,100	Novellus Systems, Inc.[a]	77,500
17,950	NVIDIA Corporation[a]	311,971
125,937	Oracle Corporation	3,235,321
10,300	Paychex, Inc.	316,210
3,800	QLogic Corporation[a]	77,140
54,100	QUALCOMM, Inc.	2,271,659
6,000	Red Hat, Inc.[a]	175,620
10,000	SAIC, Inc.[a]	177,000
3,500	Salesforce.com, Inc.[a]	260,575
7,300	SanDisk Corporation[a]	252,799
26,324	Symantec Corporation[a]	445,402
13,100	Tellabs, Inc.	99,167
5,300	Teradata Corporation[a]	153,117
6,000	Teradyne, Inc.[a]	67,020
40,300	Texas Instruments, Inc.	986,141
6,600	Total System Services, Inc.	103,356
6,000	VeriSign, Inc.[a]	156,060
14,300	Visa, Inc.	1,301,729
7,300	Western Digital Corporation[a]	284,627
22,080	Western Union Company	374,477
43,985	Xerox Corporation	428,854
8,900	Xilinx, Inc.	226,950
38,500	Yahoo!, Inc.[a]	636,405

	Total Information Technology	64,229,892

Materials (3.5%)
6,800	Air Products and Chemicals, Inc.	502,860
2,600	Airgas, Inc.	165,412
3,500	AK Steel Holding Corporation	80,010
33,064	Alcoa, Inc.	470,831
3,169	Allegheny Technologies, Inc.	171,094
3,100	Ball Corporation	165,478
3,500	Bemis Company, Inc.	100,520
1,500	CF Industries Holdings, Inc.	136,770
4,300	Cliffs Natural Resources, Inc.	305,085
36,993	Dow Chemical Company	1,093,883
29,111	E.I. du Pont de Nemours and Company	1,084,094
2,300	Eastman Chemical Company	146,464
7,600	Ecolab, Inc.	334,020
2,300	FMC Corporation	139,242
13,896	Freeport-McMoRan Copper & Gold, Inc.	1,160,872
2,600	International Flavors & Fragrances, Inc.	123,942
13,971	International Paper Company	343,826
5,481	MeadWestvaco Corporation	140,040
17,478	Monsanto Company	1,248,279
15,748	Newmont Mining Corporation	802,046
10,100	Nucor Corporation	458,338
5,400	Owens-Illinois, Inc.[a]	191,916
4,300	Pactiv Corporation[a]	108,274
5,300	PPG Industries, Inc.	346,620
9,800	Praxair, Inc.	813,400
5,252	Sealed Air Corporation	110,712
3,900	Sigma-Aldrich Corporation	209,274
2,800	Titanium Metals Corporation[a]	46,452
4,600	United States Steel Corporation	292,192
4,000	Vulcan Materials Company	188,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (99.6%)	Value
Materials (3.5%) - continued
6,900	Weyerhaeuser Company	$312,363

	Total Materials	11,793,269

Telecommunications Services (2.8%)
12,900	American Tower Corporation[a]	549,669
190,239	AT&T, Inc.	4,915,776
9,625	CenturyTel, Inc.	341,302
11,000	Frontier Communications Corporation[b]	81,840
8,600	MetroPCS Communications, Inc.[a]	60,888
49,072	Qwest Communications International, Inc.	256,156
96,420	Sprint Nextel Corporation[a]	366,396
91,296	Verizon Communications, Inc.	2,832,002
14,807	Windstream Corporation	161,248

	Total Telecommunications Services	9,565,277

Utilities (3.5%)
21,600	AES Corporation[a]	237,600
5,500	Allegheny Energy, Inc.	126,500
7,800	Ameren Corporation	203,424
15,460	American Electric Power Company, Inc.	528,423
13,173	CenterPoint Energy, Inc.	189,164
7,500	CMS Energy Corporation[b]	115,950
9,000	Consolidated Edison, Inc.	400,860
6,400	Constellation Energy Group, Inc.	224,704
19,394	Dominion Resources, Inc.	797,287
5,400	DTE Energy Company	240,840
42,908	Duke Energy Corporation	700,259
10,600	Edison International, Inc.	362,202
6,200	Entergy Corporation	504,370
4,200	EQT Corporation	172,200
21,224	Exelon Corporation	929,823
9,800	FirstEnergy Corporation	383,082
13,300	FPL Group, Inc.	642,789
2,415	Integrys Energy Group, Inc.	114,423
1,400	Nicor, Inc.	58,688
9,009	NiSource, Inc.	142,342
5,700	Northeast Utilities	157,548
8,500	NRG Energy, Inc.[a]	177,650
3,500	ONEOK, Inc.	159,775
7,400	Pepco Holdings, Inc.	126,910
11,900	PG&E Corporation	504,798
3,200	Pinnacle West Capital Corporation	120,736
12,300	PPL Corporation	340,833
9,220	Progress Energy, Inc.	362,899
16,400	Public Service Enterprise Group, Inc.	484,128
5,600	Questar Corporation	241,920
3,700	SCANA Corporation	139,083
7,875	Sempra Energy	392,963
26,600	Southern Company	882,056
7,100	TECO Energy, Inc.	112,819
3,700	Wisconsin Energy Corporation	182,817
14,905	Xcel Energy, Inc.	315,986

	Total Utilities	11,777,851

	Total Common Stock (cost $322,762,362)	339,975,320

Shares	Collateral Held for Securities Loaned (1.0%)	Value
3,512,754	Thrivent Financial Securities Lending Trust	$3,512,754

	Total Collateral Held for Securities Loaned (cost $3,512,754)	3,512,754

Principal Amount	Short-Term Investments (0.4%)[c]	Value
	Federal Home Loan Bank Discount Notes
400,000	0.140%, 4/14/2010[d]	399,980
	Jupiter Securitization Corporation
1,125,000	0.100%, 4/1/2010	1,125,000

	Total Short-Term Investments (at amortized cost)	1,524,980

	Total Investments (cost $327,800,096) 101.0%	$345,013,054

	Other Assets and Liabilities, Net (1.0%)	(3,485,221)

	Total Net Assets 100.0%	$341,527,833

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At March 31, 2010, $399,980 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$77,423,089
Gross unrealized depreciation	(60,210,131)

Net unrealized appreciation (depreciation)	$17,212,958

Cost for federal income tax purposes	$327,800,096

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Large Cap Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Large Cap Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	34,474,604	34,474,604	–	–
Consumer Staples	38,273,944	38,273,944	–	–
Energy	36,975,343	36,975,343	–	–
Financials	56,057,936	56,057,936	–	–
Health Care	41,270,254	41,270,254	–	–
Industrials	35,556,950	35,556,950	–	–
Information Technology	64,229,892	64,229,892	–	–
Materials	11,793,269	11,793,269	–	–
Telecommunications Services	9,565,277	9,565,277	–	–
Utilities	11,777,851	11,777,851	–	–
Collateral Held for Securities Loaned	3,512,754	3,512,754	–	–
Short-Term Investments	1,524,980	–	1,524,980	–

Total	$345,013,054	$343,488,074	$1,524,980	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	30,162	30,162	–	–

Total Asset Derivatives	$30,162	$30,162	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	5	June 2010	$1,426,338	$1,456,500	$30,162
Total Futures Contracts					$30,162

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$2,928,421	$6,678,262	$6,093,929	3,512,754	$3,512,754	$5,757
Total Value and Income Earned	2,928,421				3,512,754	5,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (81.6%)	Value
Consumer Discretionary (9.8%)
2,500	Carnival plc ADR	$102,350
22,500	Comcast Corporation	423,450
20,700	Cooper Tire & Rubber Company[a]	393,714
1,850	Daimler AG	86,969
23,700	Gannett Company, Inc.	391,524
17,500	Gap, Inc.	404,425
11,300	Garmin, Ltd.	434,824
2,000	Honda Motor Company, Ltd. ADR	70,580
14,300	Marriott International, Inc.	450,736
17,400	Mattel, Inc.	395,676
11,100	McGraw-Hill Companies, Inc.	395,715
27,200	Newell Rubbermaid, Inc.	413,440
7,100	Pearson plc ADR	111,399
45,500	Service Corporation International	417,690
600	Starwood Hotels & Resorts Worldwide, Inc.	27,984
9,300	TJX Companies, Inc.	395,436
2,000	Toyota Motor Corporation ADR	160,840
16,300	Wyndham Worldwide Corporation	419,399
11,200	Yum! Brands, Inc.	429,296

	Total Consumer Discretionary	5,925,447

Consumer Staples (5.9%)
2,000	Anheuser-Busch InBev NV ADR[b]	100,900
1,300	British American Tobacco plc ADR	89,570
14,500	Coca-Cola Enterprises, Inc.	401,070
4,500	Colgate-Palmolive Company[a]	383,670
1,000	Companhia de Bebidas das Americas ADR	91,660
9,300	Hershey Company	398,133
7,200	Kellogg Company	384,696
13,700	Kimberly-Clark Corporation	861,456
12,400	Philip Morris International, Inc.	646,784
3,500	Unilever NV	105,560
4,100	Unilever plc ADR	120,048

	Total Consumer Staples	3,583,547

Energy (3.9%)
3,400	BP plc ADR	194,038
600	CNOOC, Ltd. ADR	99,048
3,700	Enerplus Resources Fund	87,727
2,600	Eni SPA ADR	122,018
9,600	National Oilwell Varco, Inc.	389,568
3,300	PetroChina Company, Ltd. ADR	386,826
5,300	Petroleo Brasileiro SA ADR	209,827
7,000	Royal Dutch Shell plc ADR	387,310
4,400	StatoilHydro ASA ADR	102,652
2,600	Suncor Energy, Inc.	84,604
4,300	Talisman Energy, Inc.	73,358
2,500	Total SA ADR	145,050
2,500	TransCanada Corporation	91,900

	Total Energy	2,373,926

Financials (24.3%)
7,500	ACE, Ltd.	392,250
7,600	AFLAC, Inc.	412,604
700	Agree Realty Corporation	16,002
400	Alexandria Real Estate Equities, Inc.	27,040
11,900	Allstate Corporation[a]	384,489
1,600	AMB Property Corporation	43,584

Shares	Common Stock (81.6%)	Value
Financials (24.3%) - continued
1,400	American Campus Communities, Inc.	$38,724
9,900	American Express Company[a]	408,474
1,000	Ashford Hospitality Trust[b]	7,170
13,300	Aspen Insurance Holdings, Ltd.	383,572
1,600	AvalonBay Communities, Inc.	138,160
4,050	AXA SA ADR	89,262
12,200	Axis Capital Holdings, Ltd.	381,372
6,600	Banco Bilbao Vizcaya Argentaria SA ADR	90,354
6,000	Banco Bradesco SA ADR	110,580
11,000	Banco Santander SA ADR	145,970
23,300	Bank of America Corporation[a]	415,905
2,000	Bank of Nova Scotia	100,040
3,700	Barclays plc ADR	80,475
1,900	BioMed Realty Trust, Inc.	31,426
2,000	Boston Properties, Inc.	150,880
1,300	Brandywine Realty Trust	15,873
800	BRE Properties, Inc.	28,600
2,800	Brookfield Asset Management, Inc.	71,176
1,500	Brookfield Properties Corporation	23,040
1,000	Camden Property Trust	41,630
1,000	CBL & Associates Properties, Inc.	13,700
1,800	China Life Insurance Company, Ltd. ADR	129,672
300	Corporate Office Properties Trust	12,039
1,950	Credit Suisse Group ADR	100,191
2,200	DCT Industrial Trust, Inc.	11,506
1,050	Deutsche Bank AG	80,714
800	Developers Diversified Realty Corporation	9,736
2,000	DiamondRock Hospitality Company[b]	20,220
1,200	Digital Realty Trust, Inc.	65,040
700	Duke Realty Corporation	8,680
700	DuPont Fabros Technology, Inc.	15,113
100	EastGroup Properties, Inc.	3,774
1,400	Education Realty Trust, Inc.	8,050
200	Entertainment Properties Trust	8,226
1,500	Equity One, Inc.	28,335
3,200	Equity Residential	125,280
600	Essex Property Trust, Inc.	53,970
1,500	Federal Realty Investment Trust	109,215
30,400	Fifth Third Bancorp	413,136
700	First Industrial Realty Trust, Inc.[b]	5,432
700	Forest City Enterprises, Inc.[b]	10,087
2,700	Franklin Street Properties Corporation	38,961
1,000	Getty Realty Corporation	23,400
700	Glimcher Realty Trust	3,549
2,400	Goldman Sachs Group, Inc.	409,512
1,500	Government Properties Income Trust	39,015
15,000	Hartford Financial Services Group, Inc.	426,300
2,900	Health Care Property Investors, Inc.	95,700
400	Health Care REIT, Inc.	18,092
1,100	Highwoods Properties, Inc.	34,903
400	Hospitality Properties Trust	9,580
7,800	Host Hotels & Resorts, Inc.	114,270
3,900	HSBC Holdings plc ADR	197,691
6,700	ING Groep NV ADR[b]	66,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (81.6%)	Value
Financials (24.3%) - continued
6,900	Itau Unibanco Holding SA ADR	$151,731
9,200	J.P. Morgan Chase & Company	411,700
500	Kilroy Realty Corporation	15,420
4,400	Kimco Realty Corporation	68,816
1,100	Kite Realty Group Trust	5,203
1,200	LaSalle Hotel Properties	27,960
100	Lexington Realty Trust	651
1,800	Liberty Property Trust	61,092
22,200	Lloyds Banking Group plc ADR[b]	85,470
500	LTC Properties, Inc.	13,530
1,100	Macerich Company	42,141
1,000	Mack-Cali Realty Corporation	35,250
3,600	Manulife Financial Corporation	70,884
700	Medical Properties Trust, Inc.	7,336
10,400	MetLife, Inc.	450,736
19,000	Mitsubishi UFJ Financial Group, Inc. ADR	99,370
1,100	National Health Investors, Inc.	42,636
1,700	National Retail Properties, Inc.	38,811
1,300	Nationwide Health Properties, Inc.	45,695
700	Omega Healthcare Investors, Inc.	13,643
900	Post Properties, Inc.	19,818
400	Potlatch Corporation	14,016
15,900	Principal Financial Group, Inc.	464,439
22,400	Progressive Corporation	427,616
6,000	ProLogis	79,200
7,200	Prudential Financial, Inc.	435,600
400	PS Business Parks, Inc.	21,360
1,900	Public Storage, Inc.	174,781
200	Ramco-Gershenson Properties Trust	2,252
600	Rayonier, Inc. REIT	27,258
700	Realty Income Corporation	21,483
1,500	Regency Centers Corporation	56,205
1,900	Royal Bank of Canada	110,865
21,600	SEI Investments Company	474,552
2,300	Senior Housing Property Trust	50,945
3,100	Simon Property Group, Inc.	260,090
1,100	SL Green Realty Corporation	62,997
100	Sovran Self Storage, Inc.	3,486
30,500	SPDR DJ Wilshire International Real Estate ETF	1,072,990
7,500	Transatlantic Holdings, Inc.	396,000
7,700	Travelers Companies, Inc.	415,338
15,400	U.S. Bancorp	398,552
5,700	UBS AGb	92,796
700	UDR, Inc.	12,348
400	Universal Health Realty Income Trust	14,136
17,800	Unum Group	440,906
300	Urstadt Biddle Properties	4,743
100	U-Store-It Trust	720
1,900	Ventas, Inc.	90,212
1,800	Vornado Realty Trust	136,260
200	Washington Real Estate Investment Trust	6,110
13,500	Wells Fargo & Company	420,120
700	Westpac Banking Corporation ADR	88,956

	Total Financials	14,723,698

Health Care (6.3%)
11,600	Abbott Laboratories	611,088

Shares	Common Stock (81.6%)	Value
Health Care (6.3%) - continued
2,000	AstraZeneca plc ADR	$89,440
53,100	Eli Lilly and Company	1,923,282
3,200	GlaxoSmithKline plc ADR	123,264
3,000	Novartis AG ADR	162,300
22,023	Pfizer, Inc.	377,694
3,200	Sanofi-Aventis ADR	119,552
1,100	Shire Pharmaceuticals Group plc ADR	72,556
11,200	UnitedHealth Group, Inc.	365,904

	Total Health Care	3,845,080

Industrials (5.2%)
4,950	ABB, Ltd. ADR[b]	108,108
14,600	Brink’s Company	412,158
1,500	Canadian National Railway Company	90,885
9,300	Honeywell International, Inc.	421,011
9,700	Landstar System, Inc.	407,206
4,800	Lockheed Martin Corporation	399,456
19,000	R.R. Donnelley & Sons Company[a]	405,650
6,700	Raytheon Company	382,704
1,200	Siemens AG ADR	119,964
6,400	United Parcel Service, Inc.	412,224

	Total Industrials	3,159,366

Information Technology (7.5%)
12,300	Broadcom Corporation[a]	408,114
2,000	Canon, Inc. ADR	92,420
246,400	EarthLink, Inc.	2,104,256
2,000	Hitachi, Ltd. ADR[b]	74,380
3,000	International Business Machines Corporation	384,750
800	Research in Motion, Ltd.[b]	59,160
1,750	SAP AG ADR	84,297
7,000	STMicroelectronics NV	69,020
8,000	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	83,920
26,200	Total System Services, Inc.	410,292
24,200	Western Union Company	410,432
40,000	Xerox Corporation	390,000

	Total Information Technology	4,571,041

Materials (6.8%)
2,450	ArcelorMittal	107,579
1,700	Barrick Gold Corporation	65,178
3,400	BHP Billiton plc ADR	232,662
2,900	BHP Billiton, Ltd. ADR	232,928
11,100	E.I. du Pont de Nemours and Company	413,364
4,800	Freeport-McMoRan Copper & Gold, Inc.[a]	400,992
1,500	Goldcorp, Inc.	55,830
15,100	International Paper Company	371,611
4,500	Lubrizol Corporation	412,740
15,700	Nalco Holding Company	381,981
7,800	Newmont Mining Corporation	397,254
800	POSCO ADR	93,608
500	Potash Corporation of Saskatchewan, Inc.	59,675
700	Rio Tinto plc ADR	165,711
2,100	Southern Copper Corporation	66,507
1,200	Syngenta AG ADR	66,612

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (81.6%)	Value
Materials (6.8%) - continued
20,100	Temple-Inland, Inc.	$410,643
7,000	Vale SA SP ADR	225,330

	Total Materials	4,160,205

Telecommunications Services (9.0%)
2,600	America Movil SA de CV ADR	130,884
5,100	China Telecom Corporation, Ltd.	245,412
4,550	France Telecom SA ADR	109,428
5,000	Nippon Telegraph & Telephone Corporation ADR	105,100
8,000	NTT DoCoMo, Inc. ADR	121,600
2,200	Telefonica SA ADR	156,420
71,300	Verizon Communications, Inc.	2,211,726
7,000	Vodafone Group plc ADR	163,030
202,600	Windstream Corporation	2,206,314

	Total Telecommunications Services	5,449,914

Utilities (2.9%)
10,700	Constellation Energy Group, Inc.	375,677
1,500	Empresa Nacional de Electricidad SA ADR	70,485
29,600	Nicor, Inc.	1,240,832
1,900	Veolia Environnement ADR	65,683

	Total Utilities	1,752,677

	Total Common Stock (cost $46,684,669)	49,544,901

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Consumer Cyclical (0.6%)
	CVS Caremark Corporation
400,000	6.302%, 6/1/2037	378,000

	Total Consumer Cyclical	378,000

Energy (0.6%)
	Enbridge Energy Partners, LP
350,000	8.050%, 10/1/2037	346,465

	Total Energy	346,465

Financials (3.9%)
	American International Group, Inc.
150,000	8.175%, 5/15/2058	126,750
	J.P. Morgan Chase & Company
175,000	7.900%, 4/30/2018	186,568
	MetLife, Inc.
400,000	7.875%, 12/15/2037[c]	408,000
	Reinsurance Group of America, Inc.
425,000	6.750%, 12/15/2065	390,490
	Wachovia Capital Trust III
250,000	5.800%, 3/15/2011	211,875
	Wells Fargo Capital XV
250,000	9.750%, 9/26/2013	280,000
	XL Capital, Ltd.
475,000	6.500%, 4/15/2017	403,750
	ZFS Finance USA Trust II
400,000	6.450%, 12/15/2065[c]	382,000

	Total Financials	2,389,433

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Utilities (1.3%)
	Dominion Resources, Inc.
$375,000	6.300%, 9/30/2066	$354,375
	Enterprise Products Operating, LLC
425,000	7.034%, 1/15/2068	404,281

	Total Utilities	758,656

	Total Long-Term Fixed Income (cost $3,796,890)	3,872,554

Shares	Preferred Stock (0.4%)	Value
Financials (0.3%)
2,500	Bank of America Corporation	64,875
3,000	U.S. Bancorp	83,760

	Total Financials	148,635

Utilities (0.1%)
2,870	Xcel Energy, Inc.	77,260

	Total Utilities	77,260

	Total Preferred Stock (cost $213,506)	225,895

Principal Amount	Short-Term Investments (10.9%)[d]	Value
	Federal Home Loan Bank Discount Notes
2,000,000	0.100%, 4/5/2010	1,999,978
600,000	0.140%, 4/14/2010[e]	599,971
	Federal National Mortgage Association Discount Notes
4,000,000	0.050%, 4/5/2010	3,999,978

	Total Short-Term Investments (at amortized cost)	6,599,927

	Total Investments (cost $57,294,992) 99.3%	$60,243,277

	Other Assets and Liabilities, Net 0.7%	438,037

	Total Net Assets 100.0%	$60,681,314

a	All or a portion of the security was earmarked to cover written options.
b	Non-income producing security.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $790,000 or 1.3% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	At March 31, 2010, $599,971 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Equity Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,177,705
Gross unrealized depreciation	(229,420)

Net unrealized appreciation (depreciation)	$2,948,285

Cost for federal income tax purposes	$57,294,992

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Equity Income Plus Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,925,447	5,925,447	–	–
Consumer Staples	3,583,547	3,583,547	–	–
Energy	2,373,926	2,373,926	–	–
Financials	14,723,698	14,723,698	–	–
Health Care	3,845,080	3,845,080	–	–
Industrials	3,159,366	3,159,366	–	–
Information Technology	4,571,041	4,571,041	–	–
Materials	4,160,205	4,160,205	–	–
Telecommunications Services	5,449,914	5,449,914	–	–
Utilities	1,752,677	1,752,677	–	–
Long-Term Fixed Income
Consumer Cyclical	378,000	–	378,000	–
Energy	346,465	–	346,465	–
Financials	2,389,433	–	2,389,433	–
Utilities	758,656	–	758,656	–
Preferred Stock
Financials	148,635	148,635	–	–
Utilities	77,260	77,260	–	–
Short-Term Investments	6,599,927	–	6,599,927	–

Total	$60,243,277	$49,770,796	$10,472,481	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	133,829	133,829	–	–
Call Options Written	5,300	5,300	–	–

Total Asset Derivatives	$139,129	$139,129	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	116	June 2010	$6,624,332	$6,758,161	$133,829
Total Futures Contracts					$133,829

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures	25	$1,190.00	April 2010	($5,188)	$3,806
S&P 500 Mini-Futures	25	1,185.00	April 2010	(6,875)	1,494
Total Call Options Written				($12,063)	$5,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (63.7%)	Value
Consumer Discretionary (6.5%)
1,600	Abercrombie & Fitch Company	$73,024
5,800	Amazon.com, Inc.[a]	787,234
2,300	Apollo Group, Inc.[a]	140,967
1,500	AutoNation, Inc.[a]	27,120
600	AutoZone, Inc.[a]	103,854
4,500	Bed Bath & Beyond, Inc.[a]	196,920
5,875	Best Buy Company, Inc.	249,923
1,500	Big Lots, Inc.[a]	54,630
7,500	Carnival Corporation	291,600
11,362	CBS Corporation	158,386
5,400	Coach, Inc.	213,408
48,365	Comcast Corporation	910,229
4,600	D.R. Horton, Inc.	57,960
2,500	Darden Restaurants, Inc.	111,350
1,100	DeVry, Inc.	71,720
16,000	DIRECTV[a]	540,960
4,900	Discovery Communications, Inc.[a]	165,571
4,300	Eastman Kodak Company[a,b]	24,897
3,700	Expedia, Inc.	92,352
2,400	Family Dollar Stores, Inc.	87,864
57,488	Ford Motor Company[a]	722,624
2,700	Fortune Brands, Inc.	130,977
2,800	GameStop Corporation[a]	61,348
4,100	Gannett Company, Inc.	67,732
7,900	Gap, Inc.	182,569
2,700	Genuine Parts Company	114,075
4,000	Goodyear Tire & Rubber Company[a]	50,560
5,600	H&R Block, Inc.	99,680
4,100	Harley-Davidson, Inc.	115,087
1,200	Harman International Industries, Inc.[a]	56,136
2,200	Hasbro, Inc.	84,216
29,000	Home Depot, Inc.	938,150
5,000	International Game Technology	92,250
7,689	Interpublic Group of Companies, Inc.[a]	63,973
4,100	J.C. Penney Company, Inc.	131,897
11,500	Johnson Controls, Inc.	379,385
5,300	Kohl’s Corporation[a]	290,334
2,300	Leggett & Platt, Inc.	49,772
2,800	Lennar Corporation	48,188
4,662	Limited Brands, Inc.	114,778
25,100	Lowe’s Companies, Inc.	608,424
7,100	Macy’s, Inc	154,567
4,263	Marriott International, Inc.	134,370
6,025	Mattel, Inc.	137,009
18,500	McDonald’s Corporation	1,234,320
5,500	McGraw-Hill Companies, Inc.	196,075
700	Meredith Corporation	24,087
1,800	New York Times Company[a]	20,034
4,526	Newell Rubbermaid, Inc.	68,795
38,000	News Corporation	547,580
6,600	NIKE, Inc.	485,100
2,900	Nordstrom, Inc.	118,465
4,500	Office Depot, Inc.[a]	35,910
5,400	Omnicom Group, Inc.	209,574
2,400	O’Reilly Automotive, Inc.[a]	100,104
1,000	Polo Ralph Lauren Corporation	85,040
800	Priceline.com, Inc.[a]	204,000
5,137	Pulte Group, Inc.[a]	57,791
2,100	RadioShack Corporation	47,523
2,200	Ross Stores, Inc.	117,634
1,600	Scripps Networks Interactive	70,960

Shares	Common Stock (63.7%)	Value
Consumer Discretionary (6.5%) - continued
780	Sears Holdings Corporation[a,b]	$84,575
1,600	Sherwin-Williams Company	108,288
1,000	Snap-On, Inc.	43,340
2,800	Stanley Black & Decker, Inc.	160,748
12,400	Staples, Inc.	290,036
12,600	Starbucks Corporation[a]	305,802
3,200	Starwood Hotels & Resorts Worldwide, Inc.	149,248
12,800	Target Corporation	673,280
2,200	Tiffany & Company	104,478
6,080	Time Warner Cable, Inc.	324,125
19,616	Time Warner, Inc.	613,392
7,200	TJX Companies, Inc.	306,144
2,300	Urban Outfitters, Inc.[a]	87,469
1,600	VF Corporation	128,240
10,362	Viacom, Inc.[a]	356,246
33,187	Walt Disney Company	1,158,558
130	Washington Post Company	57,743
1,358	Whirlpool Corporation	118,486
3,132	Wyndham Worldwide Corporation	80,586
1,200	Wynn Resorts, Ltd.	90,996
8,020	Yum! Brands, Inc.	307,407

	Total Consumer Discretionary	18,360,249

Consumer Staples (7.1%)
34,900	Altria Group, Inc.	716,148
11,041	Archer-Daniels-Midland Company	319,085
7,300	Avon Products, Inc.	247,251
1,925	Brown-Forman Corporation	114,441
3,200	Campbell Soup Company	113,120
2,500	Clorox Company	160,350
39,400	Coca-Cola Company	2,167,000
5,500	Coca-Cola Enterprises, Inc.	152,130
8,500	Colgate-Palmolive Company	724,710
7,400	ConAgra Foods, Inc.	185,518
3,200	Constellation Brands, Inc.[a]	52,608
7,600	Costco Wholesale Corporation	453,796
23,805	CVS Caremark Corporation	870,311
3,000	Dean Foods Company[a]	47,070
4,400	Dr. Pepper Snapple Group, Inc.	154,748
2,100	Estee Lauder Companies, Inc.	136,227
5,700	General Mills, Inc.	403,503
5,350	H.J. Heinz Company	244,014
2,800	Hershey Company	119,868
1,200	Hormel Foods Corporation	50,412
2,055	J.M. Smucker Company	123,834
4,400	Kellogg Company	235,092
7,080	Kimberly-Clark Corporation	445,190
29,460	Kraft Foods, Inc.	890,870
10,800	Kroger Company	233,928
2,700	Lorillard, Inc.	203,148
2,200	McCormick & Company, Inc.	84,392
3,522	Mead Johnson Nutrition Company	183,250
2,800	Molson Coors Brewing Company	117,768
27,897	PepsiCo, Inc.	1,845,666
32,100	Philip Morris International, Inc.	1,674,336
49,779	Procter & Gamble Company	3,149,517
2,900	Reynolds American, Inc.	156,542
6,500	Safeway, Inc.	161,590

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (63.7%)	Value
Consumer Staples (7.1%) - continued
11,500	Sara Lee Corporation	$160,195
3,469	SUPERVALU, Inc.	57,863
9,900	SYSCO Corporation	292,050
5,100	Tyson Foods, Inc.	97,665
16,800	Walgreen Company	623,112
36,600	Wal-Mart Stores, Inc.	2,034,960
3,000	Whole Foods Market, Inc.[a]	108,450

	Total Consumer Staples	20,311,728

Energy (6.9%)
8,436	Anadarko Petroleum Corporation	614,394
5,768	Apache Corporation	585,452
5,420	Baker Hughes, Inc.	253,873
5,100	BJ Services Company	109,140
1,800	Cabot Oil & Gas Corporation	66,240
4,200	Cameron International Corporation[a]	180,012
11,100	Chesapeake Energy Corporation	262,404
34,274	Chevron Corporation	2,598,997
25,382	ConocoPhillips	1,298,797
3,900	CONSOL Energy, Inc.	166,374
6,600	Denbury Resources, Inc.[a]	111,342
7,700	Devon Energy Corporation	496,111
1,200	Diamond Offshore Drilling, Inc.[b]	106,572
11,586	El Paso Corporation	125,592
4,400	EOG Resources, Inc.	408,936
80,872	Exxon Mobil Corporation	5,416,807
2,100	FMC Technologies, Inc.[a]	135,723
15,400	Halliburton Company	464,002
1,900	Helmerich & Payne, Inc.	72,352
5,000	Hess Corporation	312,750
12,122	Marathon Oil Corporation	383,540
1,700	Massey Energy Company	88,893
3,300	Murphy Oil Corporation	185,427
4,700	Nabors Industries, Ltd.[a]	92,261
7,200	National Oilwell Varco, Inc.	292,176
3,000	Noble Energy, Inc.	219,000
13,900	Occidental Petroleum Corporation	1,175,106
4,600	Peabody Energy Corporation	210,220
2,000	Pioneer Natural Resources Company	112,640
2,800	Range Resources Corporation	131,236
2,000	Rowan Companies, Inc.[a]	58,220
20,400	Schlumberger, Ltd.	1,294,584
4,300	Smith International, Inc.	184,126
6,000	Southwestern Energy Company[a]	244,320
10,621	Spectra Energy Corporation	239,291
2,100	Sunoco, Inc.	62,391
2,200	Tesoro Corporation	30,580
9,600	Valero Energy Corporation	189,120
9,900	Williams Companies, Inc.	228,690
10,050	XTO Energy, Inc.	474,159

	Total Energy	19,681,850

Financials (10.5%)
8,100	AFLAC, Inc.	439,749
9,196	Allstate Corporation	297,123
20,400	American Express Company	841,704
2,320	American International Group, Inc.[a,b]	79,205
4,440	Ameriprise Financial, Inc.	201,398
4,650	Aon Corporation	198,601

Shares	Common Stock (63.7%)	Value
Financials (10.5%) - continued
1,954	Apartment Investment & Management Company	$35,973
2,100	Assurant, Inc.	72,198
1,453	AvalonBay Communities, Inc.	125,467
171,654	Bank of America Corporation	3,064,024
20,601	Bank of New York Mellon Corporation	636,159
11,800	BB&T Corporation	382,202
28,250	Berkshire Hathaway, Inc.[a]	2,295,877
2,400	Boston Properties, Inc.	181,056
7,865	Capital One Financial Corporation	325,690
4,600	CB Richard Ellis Group, Inc.[a]	72,910
16,525	Charles Schwab Corporation	308,852
5,600	Chubb Corporation	290,360
2,851	Cincinnati Financial Corporation	82,394
335,589	Citigroup, Inc.[a]	1,359,135
1,200	CME Group, Inc.	379,332
3,000	Comerica, Inc.	114,120
9,195	Discover Financial Services	137,006
25,100	E*TRADE Financial Corporation[a]	41,415
4,800	Equity Residential	187,920
1,600	Federated Investors, Inc.	42,208
13,616	Fifth Third Bancorp	185,041
3,676	First Horizon National Corporation[a]	51,648
2,500	Franklin Resources, Inc.	277,250
8,400	Genworth Financial, Inc.[a]	154,056
9,100	Goldman Sachs Group, Inc.	1,552,733
6,600	Hartford Financial Services Group, Inc.	187,572
5,000	Health Care Property Investors, Inc.	165,000
2,200	Health Care REIT, Inc.	99,506
10,947	Host Hotels & Resorts, Inc.	160,374
7,600	Hudson City Bancorp, Inc.	107,616
11,916	Huntington Bancshares, Inc.	63,989
1,300	IntercontinentalExchange, Inc.[a]	145,834
7,200	Invesco, Ltd.	157,752
67,924	J.P. Morgan Chase & Company	3,039,599
3,000	Janus Capital Group, Inc.	42,870
14,700	KeyCorp	113,925
6,800	Kimco Realty Corporation	106,352
2,800	Legg Mason, Inc.	80,276
3,300	Leucadia National Corporation[a]	81,873
5,211	Lincoln National Corporation	159,978
6,100	Loews Corporation	227,408
1,500	M&T Bank Corporation[b]	119,070
9,000	Marsh & McLennan Companies, Inc.	219,780
8,800	Marshall & Ilsley Corporation	70,840
14,066	MetLife, Inc.	609,620
3,400	Moody’s Corporation	101,150
23,990	Morgan Stanley	702,667
2,500	Nasdaq OMX Group, Inc.[a]	52,800
4,200	Northern Trust Corporation	232,092
4,400	NYSE Euronext	130,284
5,900	People’s United Financial, Inc.	92,276
2,800	Plum Creek Timber Company, Inc.[b]	108,948
8,920	PNC Financial Services Group, Inc.	532,524
5,500	Principal Financial Group, Inc.	160,655
10,900	Progressive Corporation	208,081

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (63.7%)	Value
Financials (10.5%) - continued
8,100	ProLogis	$106,920
7,900	Prudential Financial, Inc.	477,950
2,400	Public Storage, Inc.	220,776
20,200	Regions Financial Corporation	158,570
5,053	Simon Property Group, Inc.	423,947
8,200	SLM Corporation[a]	102,664
8,500	State Street Corporation	383,690
8,600	SunTrust Banks, Inc.	230,394
4,500	T. Rowe Price Group, Inc.	247,185
1,500	Torchmark Corporation	80,265
8,825	Travelers Companies, Inc.	476,020
32,721	U.S. Bancorp	846,819
5,558	Unum Group	137,672
2,700	Ventas, Inc.	128,196
2,770	Vornado Realty Trust	209,689
88,582	Wells Fargo & Company	2,756,672
5,900	XL Capital, Ltd.	111,510
2,600	Zions Bancorporation[b]	56,732

	Total Financials	29,849,188

Health Care (7.8%)
26,500	Abbott Laboratories	1,396,020
7,456	Aetna, Inc.	261,780
5,300	Allergan, Inc.	346,196
4,900	AmerisourceBergen Corporation	141,708
16,852	Amgen, Inc.[a]	1,007,076
10,400	Baxter International, Inc.	605,280
4,100	Becton, Dickinson and Company	322,793
4,630	Biogen Idec, Inc.[a]	265,577
24,950	Boston Scientific Corporation[a]	180,139
29,105	Bristol-Myers Squibb Company	777,103
1,700	C.R. Bard, Inc.	147,254
6,075	Cardinal Health, Inc.	218,882
2,987	CareFusion Corporation[a]	78,946
7,900	Celgene Corporation[a]	489,484
1,300	Cephalon, Inc.[a]	88,114
4,800	CIGNA Corporation	175,584
2,550	Coventry Health Care, Inc.[a]	63,036
1,800	DaVita, Inc.[a]	114,120
2,600	Dentsply International, Inc.	90,610
17,300	Eli Lilly and Company	626,606
4,800	Express Scripts, Inc.[a]	488,448
5,100	Forest Laboratories, Inc.[a]	159,936
4,600	Genzyme Corporation[a]	238,418
15,500	Gilead Sciences, Inc.[a]	704,940
2,830	Hospira, Inc.[a]	160,320
3,000	Humana, Inc.[a]	140,310
700	Intuitive Surgical, Inc.[a]	243,691
47,006	Johnson & Johnson	3,064,791
3,633	King Pharmaceuticals, Inc.[a]	42,724
1,900	Laboratory Corporation of America Holdings[a]	143,849
3,137	Life Technologies Corporation[a]	163,971
4,680	McKesson Corporation	307,570
8,010	Medco Health Solutions, Inc.[a]	517,126
18,900	Medtronic, Inc.	851,067
53,227	Merck & Company, Inc.	1,988,028
1,000	Millipore Corporation[a]	105,600
5,100	Mylan, Inc.[a,b]	115,821
1,700	Patterson Companies, Inc.	52,785
2,100	PerkinElmer, Inc.	50,190
137,455	Pfizer, Inc.	2,357,353
2,600	Quest Diagnostics, Inc.	151,554
5,580	St. Jude Medical, Inc.[a]	229,059

Shares	Common Stock (63.7%)	Value
Health Care (7.8%) - continued
4,900	Stryker Corporation	$280,378
7,050	Tenet Healthcare Corporation[a]	40,326
7,100	Thermo Fisher Scientific, Inc.[a]	365,224
19,900	UnitedHealth Group, Inc.	650,133
2,200	Varian Medical Systems, Inc.[a]	121,726
1,700	Waters Corporation[a]	114,818
1,900	Watson Pharmaceuticals, Inc.[a]	79,363
7,600	WellPoint, Inc.[a]	489,288
3,690	Zimmer Holdings, Inc.[a]	218,448

	Total Health Care	22,033,563

Industrials (6.7%)
12,100	3M Company	1,011,197
1,900	Avery Dennison Corporation	69,179
12,928	Boeing Company	938,702
2,900	C.H. Robinson Worldwide, Inc.	161,965
10,600	Caterpillar, Inc.	666,210
2,200	Cintas Corporation	61,798
6,700	CSX Corporation	341,030
3,500	Cummins, Inc.	216,825
4,400	Danaher Corporation	351,604
7,200	Deere & Company	428,112
3,200	Dover Corporation	149,600
900	Dun & Bradstreet Corporation	66,978
2,900	Eaton Corporation	219,733
12,800	Emerson Electric Company	644,352
2,100	Equifax, Inc.	75,180
3,700	Expeditors International of Washington, Inc.	136,604
2,300	Fastenal Company[b]	110,377
5,440	FedEx Corporation	508,096
900	First Solar, Inc.[a,b]	110,385
1,000	Flowserve Corporation	110,270
3,100	Fluor Corporation	144,181
6,700	General Dynamics Corporation	517,240
182,500	General Electric Company	3,321,500
2,200	Goodrich Corporation	155,144
13,037	Honeywell International, Inc.	590,185
6,700	Illinois Tool Works, Inc.	317,312
3,000	Iron Mountain, Inc.	82,200
3,200	ITT Corporation	171,552
2,200	Jacobs Engineering Group, Inc.[a]	99,418
2,000	L-3 Communications Holdings, Inc.	183,260
5,500	Lockheed Martin Corporation	457,710
6,000	Masco Corporation	93,120
6,400	Norfolk Southern Corporation	357,696
5,106	Northrop Grumman Corporation	334,800
6,250	PACCAR, Inc.	270,875
2,100	Pall Corporation	85,029
2,850	Parker Hannifin Corporation	184,509
3,500	Pitney Bowes, Inc.	85,575
2,500	Precision Castparts Corporation	316,775
3,600	Quanta Services, Inc.[a]	68,976
3,400	R.R. Donnelley & Sons Company	72,590
6,400	Raytheon Company	365,568
5,505	Republic Services, Inc.	159,755
2,600	Robert Half International, Inc.	79,118
2,500	Rockwell Automation, Inc.	140,900
2,700	Rockwell Collins, Inc.	168,993
1,700	Roper Industries, Inc.	98,328
1,000	Ryder System, Inc.	38,760
12,080	Southwest Airlines Company	159,698
1,500	Stericycle, Inc.[a]	81,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (63.7%)	Value
Industrials (6.7%) - continued
4,700	Textron, Inc.	$99,781
8,600	Union Pacific Corporation	630,380
16,900	United Parcel Service, Inc.	1,088,529
16,000	United Technologies Corporation	1,177,760
1,100	W.W. Grainger, Inc.	118,932
8,230	Waste Management, Inc.	283,359

	Total Industrials	18,979,455

Information Technology (12.0%)
9,000	Adobe Systems, Inc.[a]	318,330
9,300	Advanced Micro Devices, Inc.[a]	86,211
5,963	Agilent Technologies, Inc.[a]	205,068
3,000	Akamai Technologies, Inc.[a]	94,230
5,000	Altera Corporation	121,550
3,000	Amphenol Corporation	126,570
5,100	Analog Devices, Inc.	146,982
15,600	Apple, Inc.[a]	3,664,908
22,100	Applied Materials, Inc.	297,908
4,000	Autodesk, Inc.[a]	117,680
8,700	Automatic Data Processing, Inc.	386,889
3,200	BMC Software, Inc.[a]	121,600
7,450	Broadcom Corporation	247,191
6,575	CA, Inc.	154,315
97,900	Cisco Systems, Inc.[a]	2,548,337
3,200	Citrix Systems, Inc.[a]	151,904
5,100	Cognizant Technology Solutions Corporation[a]	259,998
2,600	Computer Sciences Corporation[a]	141,674
3,100	Compuware Corporation[a]	26,040
26,400	Corning, Inc.	533,544
29,100	Dell, Inc.[a]	436,791
19,400	eBay, Inc.[a]	522,830
5,500	Electronic Arts, Inc.[a]	102,630
34,824	EMC Corporation[a]	628,225
5,500	Fidelity National Information Services, Inc.	128,920
2,650	Fiserv, Inc.[a]	134,514
2,700	FLIR Systems, Inc.[a]	76,140
4,100	Google, Inc.[a]	2,324,741
2,300	Harris Corporation	109,227
40,361	Hewlett-Packard Company	2,145,187
94,200	Intel Corporation	2,096,892
22,200	International Business Machines Corporation	2,847,150
5,400	Intuit, Inc.[a]	185,436
3,200	Jabil Circuit, Inc.	51,808
3,600	JDS Uniphase Corporation[a]	45,108
9,000	Juniper Networks, Inc.[a]	276,120
2,900	KLA-Tencor Corporation	89,668
1,400	Lexmark International, Inc.[a]	50,512
3,700	Linear Technology Corporation	104,636
9,900	LSI Corporation[a]	60,588
1,600	MasterCard, Inc.	406,400
2,800	McAfee, Inc.[a]	112,364
3,700	MEMC Electronic Materials, Inc.[a]	56,721
3,000	Microchip Technology, Inc.[b]	84,480
14,200	Micron Technology, Inc.[a]	147,538
130,500	Microsoft Corporation	3,819,735
2,250	Molex, Inc.	46,935
2,100	Monster Worldwide, Inc.[a]	34,881
38,921	Motorola, Inc.[a]	273,225
3,700	National Semiconductor Corporation	53,465
6,000	NETAPP, Inc.[a]	195,360

Shares	Common Stock (63.7%)	Value
Information Technology (12.0%) - continued
4,600	Novell, Inc.[a]	$27,554
1,700	Novellus Systems, Inc.[a]	42,500
9,550	NVIDIA Corporation[a]	165,979
66,559	Oracle Corporation	1,709,901
5,550	Paychex, Inc.	170,385
1,800	QLogic Corporation[a]	36,540
28,700	QUALCOMM, Inc.	1,205,113
3,300	Red Hat, Inc.[a]	96,591
4,800	SAIC, Inc.[a]	84,960
1,900	Salesforce.com, Inc.[a]	141,455
4,000	SanDisk Corporation[a]	138,520
13,472	Symantec Corporation[a]	227,946
5,600	Tellabs, Inc.	42,392
2,900	Teradata Corporation[a]	83,781
2,500	Teradyne, Inc.[a]	27,925
21,000	Texas Instruments, Inc.	513,870
3,100	Total System Services, Inc.	48,546
3,000	VeriSign, Inc.[a]	78,030
7,700	Visa, Inc.	700,931
4,000	Western Digital Corporation[a]	155,960
11,362	Western Union Company	192,700
22,483	Xerox Corporation	219,209
4,800	Xilinx, Inc.	122,400
20,200	Yahoo!, Inc.[a]	333,906

	Total Information Technology	33,966,250

Materials (2.2%)
3,700	Air Products and Chemicals, Inc.	273,615
1,500	Airgas, Inc.	95,430
1,900	AK Steel Holding Corporation	43,434
17,164	Alcoa, Inc.	244,415
1,781	Allegheny Technologies, Inc.	96,156
1,700	Ball Corporation	90,746
1,700	Bemis Company, Inc.	48,824
900	CF Industries Holdings, Inc.	82,062
2,400	Cliffs Natural Resources, Inc.	170,280
19,777	Dow Chemical Company	584,806
15,419	E.I. du Pont de Nemours and Company	574,204
1,300	Eastman Chemical Company	82,784
4,100	Ecolab, Inc.	180,195
1,300	FMC Corporation	78,702
7,444	Freeport-McMoRan Copper & Gold, Inc.	621,872
1,400	International Flavors & Fragrances, Inc.	66,738
7,321	International Paper Company	180,170
2,780	MeadWestvaco Corporation	71,029
9,366	Monsanto Company	668,920
8,317	Newmont Mining Corporation	423,585
5,400	Nucor Corporation	245,052
2,900	Owens-Illinois, Inc.[a]	103,066
2,200	Pactiv Corporation[a]	55,396
2,900	PPG Industries, Inc.	189,660
5,300	Praxair, Inc.	439,900
2,828	Sealed Air Corporation	59,614
2,100	Sigma-Aldrich Corporation	112,686
1,400	Titanium Metals Corporation[a]	23,226
2,500	United States Steel Corporation	158,800
2,200	Vulcan Materials Company	103,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (63.7%)	Value
Materials (2.2%) - continued
3,600	Weyerhaeuser Company	$162,972

	Total Materials	6,332,267

Telecommunications Services (1.8%)
6,900	American Tower Corporation[a]	294,009
100,679	AT&T, Inc.	2,601,545
5,094	CenturyTel, Inc.	180,633
4,300	Frontier Communications Corporation	31,992
4,100	MetroPCS Communications, Inc.[a]	29,028
24,118	Qwest Communications International, Inc.	125,896
49,969	Sprint Nextel Corporation[a]	189,882
48,470	Verizon Communications, Inc.	1,503,540
6,817	Windstream Corporation	74,237

	Total Telecommunications Services	5,030,762

Utilities (2.2%)
11,000	AES Corporation[a]	121,000
2,800	Allegheny Energy, Inc.	64,400
3,900	Ameren Corporation	101,712
7,940	American Electric Power Company, Inc.	271,389
6,124	CenterPoint Energy, Inc.	87,941
3,400	CMS Energy Corporation	52,564
4,800	Consolidated Edison, Inc.	213,792
3,500	Constellation Energy Group, Inc.	122,885
10,130	Dominion Resources, Inc.	416,444
2,800	DTE Energy Company	124,880
21,842	Duke Energy Corporation	356,462
5,500	Edison International, Inc.	187,935
3,300	Entergy Corporation	268,455
2,300	EQT Corporation	94,300
11,274	Exelon Corporation	493,914
5,200	FirstEnergy Corporation	203,268
7,100	FPL Group, Inc.	343,143
1,407	Integrys Energy Group, Inc.	66,664
800	Nicor, Inc.	33,536
4,034	NiSource, Inc.	63,737
3,100	Northeast Utilities	85,684
4,400	NRG Energy, Inc.[a]	91,960
1,800	ONEOK, Inc.	82,170
3,400	Pepco Holdings, Inc.	58,310
6,300	PG&E Corporation	267,246
1,800	Pinnacle West Capital Corporation	67,914
6,300	PPL Corporation	174,573
4,791	Progress Energy, Inc.	188,574
8,500	Public Service Enterprise Group, Inc.	250,920
3,000	Questar Corporation	129,600
2,000	SCANA Corporation	75,180
4,187	Sempra Energy	208,931
13,800	Southern Company	457,608
3,200	TECO Energy, Inc.	50,848
2,100	Wisconsin Energy Corporation	103,761
7,510	Xcel Energy, Inc.	159,212

	Total Utilities	6,140,912

	Total Common Stock (cost $163,027,355)	180,686,224

Principal Amount	Long-Term Fixed Income (37.1%)	Value
Asset-Backed Securities (1.6%)
	Americredit Automobile Receivables Trust
$541,092	0.308%, 4/6/2010[c,d]	$538,791
	Countrywide Asset-Backed Certificates
597,750	6.085%, 6/25/2021[c]	200,785
704,892	5.549%, 8/25/2021[c]	574,951
	Credit Based Asset Servicing and Securitization, LLC
400,762	5.501%, 12/25/2036	291,344
	First Horizon ABS Trust
649,472	0.376%, 4/26/2010[c,d]	413,757
1,081,182	0.406%, 4/26/2010[c,d]	478,001
	GMAC Mortgage Corporation Loan Trust
997,141	0.426%, 4/26/2010[c,d]	513,793
1,672,455	0.426%, 4/26/2010[c,d]	651,067
	IndyMac Seconds Asset-Backed Trust
452,122	0.416%, 4/26/2010[c,d]	90,747
	Wachovia Asset Securitization, Inc.
1,261,380	0.386%, 4/26/2010[c,d,e]	803,095

	Total Asset-Backed Securities	4,556,331

Capital Goods (0.2%)
	John Deere Capital Corporation
300,000	7.000%, 3/15/2012	331,821
	United Technologies Corporation
225,000	6.050%, 6/1/2036	235,933

	Total Capital Goods	567,754

Collateralized Mortgage Obligations (0.4%)
	Bear Stearns Mortgage Funding Trust
376,360	0.386%, 4/26/2010[d]	77,386
	Merrill Lynch Mortgage Investors, Inc.
1,013,283	4.865%, 6/25/2035	889,104
	Thornburg Mortgage Securities Trust
452,439	0.356%, 4/26/2010[d]	441,323

	Total Collateralized Mortgage Obligations	1,407,813

Commercial Mortgage-Backed Securities (3.3%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,500,000	0.380%, 4/15/2010[d,e]	2,154,942
	Commercial Mortgage Pass- Through Certificates
48,288	0.330%, 4/15/2010[d,f]	46,840
2,000,000	0.360%, 4/15/2010[d,e]	1,657,244
750,000	5.306%, 12/10/2046	733,607
	Credit Suisse Mortgage Capital Certificates
2,000,000	0.400%, 4/15/2010[d,f]	1,663,500
700,000	5.467%, 9/15/2039	672,451
	General Electric Commercial Mortgage Corporation
200,000	4.641%, 3/10/2040	205,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (37.1%)	Value
Commercial Mortgage-Backed Securities (3.3%) - continued
	GS Mortgage Securities Corporation II
$1,000,000	0.358%, 4/6/2010[d,f]	$931,914
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
400,000	4.654%, 1/12/2037	408,319
800,000	5.336%, 5/15/2047	780,073

	Total Commercial Mortgage- Backed Securities	9,254,287

Communications Services (0.7%)
	America Movil SA de CV
150,000	5.000%, 3/30/2020[f]	147,880
	AT&T, Inc.
225,000	5.875%, 2/1/2012	241,442
200,000	6.400%, 5/15/2038	205,627
	CBS Corporation
200,000	7.875%, 9/1/2023	217,221
	Cox Communications, Inc.
115,000	6.450%, 12/1/2036[f]	115,865
	News America, Inc.
225,000	6.400%, 12/15/2035	229,759
	Telecom Italia Capital SA
550,000	5.250%, 11/15/2013	576,084
	Time Warner Cable, Inc.
200,000	7.300%, 7/1/2038	222,585

	Total Communications Services	1,956,463

Consumer Cyclical (0.4%)
	Wal-Mart Stores, Inc.
450,000	7.550%, 2/15/2030	556,187
	Walt Disney Company
500,000	5.625%, 9/15/2016	560,416

	Total Consumer Cyclical	1,116,603

Consumer Non-Cyclical (0.7%)
	AmerisourceBergen Corporation
300,000	4.875%, 11/15/2019	298,735
	Boston Scientific Corporation
225,000	7.000%, 11/15/2035	202,414
	GlaxoSmithKline Capital, Inc.
200,000	6.375%, 5/15/2038	220,590
	Kellogg Company
400,000	4.250%, 3/6/2013	422,579
	Medtronic, Inc.
125,000	4.450%, 3/15/2020	124,401
	Philip Morris International, Inc.
200,000	6.375%, 5/16/2038	217,602
	Wyeth
450,000	6.000%, 2/15/2036	475,672

	Total Consumer Non-Cyclical	1,961,993

Energy (0.4%)
	Burlington Resources, Inc.
500,000	6.500%, 12/1/2011	542,633
	Energy Transfer Partners, LP
300,000	6.700%, 7/1/2018	327,705

Principal Amount	Long-Term Fixed Income (37.1%)	Value
Energy (0.4%) - continued
	Petro-Canada
$200,000	6.800%, 5/15/2038	$213,990

	Total Energy	1,084,328

Financials (2.9%)
	BAC Capital Trust XI
225,000	6.625%, 5/23/2036	205,541
	Bank of America Corporation
250,000	6.500%, 8/1/2016	270,249
	Bank One Corporation
750,000	5.900%, 11/15/2011	800,173
	Barclays Bank plc
200,000	5.000%, 9/22/2016	205,574
	BNP Paribas SA
900,000	5.186%, 6/29/2015[f]	792,000
	Chubb Corporation
400,000	6.500%, 5/15/2038	436,210
	CIGNA Corporation
300,000	6.350%, 3/15/2018	323,172
	Citigroup, Inc.
250,000	5.000%, 9/15/2014	249,648
	General Electric Capital Corporation
500,000	2.200%, 6/8/2012	509,280
225,000	5.875%, 1/14/2038	213,918
	Goldman Sachs Group, Inc.
675,000	6.600%, 1/15/2012	732,407
	Health Care REIT, Inc.
300,000	6.125%, 4/15/2020[g]	300,932
	HSBC Finance Corporation
500,000	5.000%, 6/30/2015	520,693
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	214,466
	Lloyds TSB Bank plc
150,000	5.800%, 1/13/2020[f]	146,353
	Merrill Lynch & Company, Inc.
450,000	5.000%, 2/3/2014	458,906
	MetLife, Inc.
150,000	5.000%, 6/15/2015	157,285
	Preferred Term Securities XXIII, Ltd.
1,187,836	0.457%, 6/22/2010[d,e]	688,945
	ProLogis
100,000	6.875%, 3/15/2020	98,774
	Prudential Financial, Inc.
225,000	5.700%, 12/14/2036	213,191
	Rabobank Nederland NV
150,000	4.750%, 1/15/2020[f]	149,838
	Wachovia Bank NA
425,000	4.875%, 2/1/2015	440,683
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013[h]	3,125

	Total Financials	8,131,363

Foreign (1.1%)
	Codelco
300,000	6.375%, 11/30/2012[f]	327,485
	Kreditanstalt fuer Wiederaufbau
400,000	3.750%, 6/27/2011	414,632
	Province of Newfoundland
500,000	8.650%, 10/22/2022	642,254
	Province of Quebec
600,000	4.875%, 5/5/2014	654,479

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (37.1%)	Value
Foreign (1.1%) - continued
	Republic of Italy
$750,000	4.375%, 6/15/2013	$792,881
300,000	5.375%, 6/12/2017	322,415

	Total Foreign	3,154,146

Mortgage-Backed Securities (11.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
944	7.500%, 8/1/2010	963
4,592	7.000%, 2/1/2011	4,680
4,396	6.000%, 5/1/2012	4,748
1,959	8.000%, 6/1/2012	2,099
3,384	7.000%, 8/1/2012	3,584
6,677	6.500%, 11/1/2012	7,212
9,046	6.500%, 8/1/2013	9,793
26,912	6.000%, 2/1/2014	29,107
56,176	5.500%, 4/1/2014	60,458
19,799	6.000%, 4/1/2014	21,414
28,899	6.000%, 4/1/2014	31,237
25,399	6.500%, 6/1/2014	27,497
18,976	7.500%, 9/1/2014	20,504
715,937	5.500%, 12/1/2017	772,297
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
18,089	6.500%, 4/1/2024	19,869
32,696	9.000%, 11/1/2024	38,330
1,830	9.000%, 4/1/2025	2,144
2,782	7.000%, 9/1/2025	3,142
2,931	8.500%, 9/1/2025	3,424
3,095	8.000%, 1/1/2026	3,570
1,403	6.500%, 5/1/2026	1,544
1,370	7.000%, 5/1/2026	1,549
13,299	6.000%, 7/1/2026	14,422
1,272	7.500%, 7/1/2026	1,448
553	7.500%, 8/1/2026	630
3,111	8.000%, 11/1/2026	3,592
2,762	7.500%, 1/1/2027	3,146
6,180	6.500%, 2/1/2027	6,811
8,191	7.000%, 2/1/2027	9,226
18,642	8.000%, 3/1/2027	21,522
5,504	7.500%, 4/1/2027	6,276
2,005	7.000%, 5/1/2027	2,258
13,816	8.000%, 6/1/2027	15,957
5,127	8.500%, 7/1/2027	6,003
5,929	7.000%, 9/1/2027	6,678
9,322	8.000%, 10/1/2027	10,767
8,194	7.500%, 11/1/2027	9,343
3,324	7.500%, 12/1/2027	3,790
28,027	6.500%, 6/1/2028	30,935
16,788	7.000%, 10/1/2028	18,890
61,372	6.500%, 11/1/2028	67,741
53,356	6.000%, 3/1/2029	58,108
24,059	6.500%, 4/1/2029	26,556
50,007	6.000%, 5/1/2029	54,462
48,816	7.000%, 5/1/2029	54,905
17,960	6.500%, 7/1/2029	19,824
19,141	6.500%, 8/1/2029	21,127
8,858	7.000%, 9/1/2029	9,963
12,040	7.000%, 10/1/2029	13,541
8,438	7.500%, 11/1/2029	9,635
8,969	7.000%, 1/1/2030	10,084

Principal Amount	Long-Term Fixed Income (37.1%)	Value
Mortgage-Backed Securities (11.4%) - continued
$15,371	7.500%, 1/1/2030	$17,563
7,523	8.000%, 8/1/2030	8,674
40,493	6.000%, 3/1/2031	44,074
128,357	6.000%, 6/1/2031	139,711
111,485	6.000%, 1/1/2032	121,346
6,500,000	5.000%, 4/1/2040[g]	6,711,250
3,050,000	6.000%, 4/1/2040[g]	3,272,555
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
471	6.000%, 2/1/2011	509
1,316	8.000%, 5/1/2011	1,382
2,133	7.000%, 6/1/2011	2,215
633	6.500%, 7/1/2011	661
518	7.500%, 7/1/2011	529
9,230	6.500%, 5/1/2012	9,964
2,492	6.500%, 7/1/2012	2,690
12,717	7.000%, 10/1/2012	13,466
4,903	6.500%, 6/1/2013	5,310
26,381	6.000%, 11/1/2013	28,499
55,885	5.500%, 12/1/2013	60,258
26,352	6.000%, 12/1/2013	28,447
9,219	7.500%, 4/1/2015	10,120
4,000,000	5.000%, 4/1/2025[g]	4,218,752
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
5,321	10.500%, 8/1/2020	6,016
5,659	9.500%, 4/1/2025	6,630
1,044	7.500%, 9/1/2025	1,178
2,864	8.500%, 11/1/2025	3,329
8,145	6.500%, 2/1/2026	8,912
3,491	7.000%, 3/1/2026	3,910
5,652	6.500%, 4/1/2026	6,184
1,542	8.500%, 5/1/2026	1,794
2,219	7.500%, 7/1/2026	2,506
14,468	7.500%, 8/1/2026	16,336
1,853	8.000%, 8/1/2026	2,148
6,262	7.000%, 11/1/2026	7,014
2,547	8.000%, 11/1/2026	2,952
638	7.500%, 12/1/2026	721
1,709	7.500%, 2/1/2027	1,929
5,012	7.000%, 3/1/2027	5,614
5,819	7.500%, 5/1/2027	6,576
8,754	6.500%, 7/1/2027	9,579
9,877	7.000%, 7/1/2027	11,071
1,229	7.500%, 8/1/2027	1,389
31,070	8.000%, 9/1/2027	36,034
11,512	7.000%, 10/1/2027	12,904
36,833	7.500%, 12/1/2027	41,623
6,626	8.000%, 12/1/2027	7,685
12,224	6.500%, 2/1/2028	13,375
6,206	7.000%, 2/1/2028	6,957
86,149	6.500%, 7/1/2028	95,182
31,219	7.000%, 8/1/2028	35,018
16,432	6.500%, 11/1/2028	18,155
40,784	6.500%, 11/1/2028	45,061
2,189	7.000%, 11/1/2028	2,456
74,355	6.000%, 12/1/2028	80,920
30,061	7.000%, 12/1/2028	33,719
35,759	6.000%, 3/1/2029	38,916
37,521	6.500%, 6/1/2029	41,455

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (37.1%)	Value
Mortgage-Backed Securities (11.4%) - continued
$55,570	6.000%, 7/1/2029	$60,477
2,090	6.500%, 7/1/2029	2,310
52,986	7.500%, 8/1/2029	59,958
44,932	6.000%, 11/1/2029	48,900
28,573	7.000%, 11/1/2029	32,068
20,698	7.000%, 11/1/2029	23,230
17,018	8.500%, 4/1/2030	19,837
8,682	7.500%, 8/1/2030	9,829
95,023	6.500%, 7/1/2031	104,987
41,131	6.500%, 10/1/2031	45,444
48,360	6.500%, 12/1/2031	53,431
60,782	6.500%, 5/1/2032	67,155
333,594	6.500%, 7/1/2032	368,575
12,700,000	5.500%, 5/1/2040[g]	13,336,981
	Government National Mortgage Association 15-Yr. Pass Through
2,134	6.000%, 4/15/2011	2,305
815	6.500%, 6/15/2011	873
3,785	7.000%, 4/15/2012	4,032
39,520	6.000%, 7/15/2014	42,798
	Government National Mortgage Association 30-Yr. Pass Through
3,937	9.500%, 12/15/2024	4,592
5,677	9.500%, 1/15/2025	6,633
2,752	7.500%, 8/15/2025	3,107
10,828	7.000%, 1/15/2026	12,134
15,411	7.000%, 1/15/2026	17,270
11,301	7.000%, 4/15/2026	12,664
16,664	6.000%, 5/15/2026	17,977
6,128	7.000%, 5/15/2026	6,868
3,631	7.500%, 5/15/2026	4,098
17,587	7.000%, 6/15/2026	19,709
7,037	8.500%, 6/15/2026	8,177
2,556	8.500%, 7/15/2026	2,970
15,215	8.000%, 9/15/2026	17,486
3,872	7.500%, 10/15/2026	4,369
2,472	8.000%, 11/15/2026	2,841
2,816	8.500%, 11/15/2026	3,272
2,503	9.000%, 12/15/2026	2,906
18,485	7.500%, 4/15/2027	20,877
6,088	8.000%, 6/20/2027	6,977
1,231	8.000%, 8/15/2027	1,416
73,011	6.500%, 10/15/2027	80,070
21,665	7.000%, 10/15/2027	24,296
23,693	7.000%, 11/15/2027	26,571
1,250	7.000%, 11/15/2027	1,402
87,766	7.000%, 7/15/2028	98,490
16,736	7.500%, 7/15/2028	18,914
45,929	6.500%, 9/15/2028	50,671
75,324	6.000%, 12/15/2028	81,709
37,666	6.500%, 1/15/2029	41,461
197,164	6.500%, 3/15/2029	217,028
32,954	6.500%, 4/15/2029	36,274
19,252	7.000%, 4/15/2029	21,617
103,158	6.000%, 6/15/2029	111,901
44,041	7.000%, 6/15/2029	49,451
23,523	8.000%, 5/15/2030	27,107
37,383	7.000%, 9/15/2031	42,015

Principal Amount	Long-Term Fixed Income (37.1%)	Value
Mortgage-Backed Securities (11.4%) - continued
$55,514	6.500%, 2/15/2032	$60,725

	Total Mortgage-Backed Securities	32,349,263

Technology (0.2%)
	International Business Machines Corporation
500,000	7.500%, 6/15/2013	582,622

	Total Technology	582,622

Transportation (<0.1%)
	Union Pacific Corporation
125,000	6.500%, 4/15/2012	136,479

	Total Transportation	136,479

U.S. Government and Agencies (13.1%)
	Federal Home Loan Banks
500,000	1.125%, 5/18/2012	498,611
	Federal Home Loan Mortgage Corporation
2,800,000	5.125%, 11/17/2017	3,066,140
	Federal National Mortgage Association
500,000	2.875%, 12/11/2013	512,667
1,500,000	5.625%, 4/17/2028	1,613,105
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,307,023
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	148,332
	U.S. Treasury Bonds
500,000	6.875%, 8/15/2025	638,985
	U.S. Treasury Notes
3,850,000	1.000%, 3/31/2012	3,848,190
4,500,000	2.875%, 1/31/2013[b]	4,673,673
2,000,000	1.375%, 3/15/2013[b]	1,988,280
1,750,000	2.000%, 11/30/2013	1,753,008
5,500,000	2.250%, 5/31/2014	5,507,304
1,000,000	4.250%, 8/15/2014	1,084,375
1,250,000	2.500%, 3/31/2015	1,246,487
1,000,000	2.625%, 2/29/2016	982,812
1,750,000	3.250%, 5/31/2016	1,772,012
1,500,000	3.250%, 3/31/2017	1,498,125
2,850,000	2.750%, 2/15/2019	2,645,379
450,000	3.125%, 5/15/2019	428,590
1,500,000	3.625%, 8/15/2019	1,481,718
500,000	4.625%, 2/15/2040	492,812

	Total U.S. Government and Agencies	37,187,628

U.S. Municipals (0.1%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
150,000	5.720%, 12/1/2038	153,476

	Total U.S. Municipals	153,476

Utilities (0.6%)
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	228,384

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (37.1%)	Value
Utilities (0.6%) - continued
	Oncor Electric Delivery Company
$425,000	6.375%, 1/15/2015	$470,198
	ONEOK Partners, LP
225,000	6.650%, 10/1/2036	234,573
	Progress Energy, Inc.
300,000	7.000%, 10/30/2031	328,810
	Southern California Edison Company
225,000	5.000%, 1/15/2014	242,941
	Xcel Energy, Inc.
225,000	6.500%, 7/1/2036	237,684

	Total Utilities	1,742,590

	Total Long-Term Fixed Income (cost $109,745,095)	105,343,139

Shares	Collateral Held for Securities Loaned (2.7%)	Value
7,657,738	Thrivent Financial Securities Lending Trust	7,657,738

	Total Collateral Held for Securities Loaned (cost $7,657,738)	7,657,738

Principal Amount	Short-Term Investments (8.8%)[i]	Value
	Federal Home Loan Bank Discount Notes
9,500,000	0.120%, 4/14/2010[j]	9,499,588
10,535,000	0.125%, 4/16/2010	10,534,451
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.176%, 5/17/2010	4,999,121

	Total Short-Term Investments (at amortized cost)	25,033,160

	Total Investments (cost $305,463,348) 112.3%	$318,720,261

	Other Assets and Liabilities, Net (12.3%)	(34,968,729)

	Total Net Assets 100.0%	$283,751,532

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of March 31, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,500,000
Commercial Mortgage Pass-Through Certificates	10/18/2006	2,000,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,187,837
Wachovia Asset Securitization, Inc.	3/16/2007	1,261,380

f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $4,321,675 or 1.5% of total net assets.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Defaulted security. Interest is not being accrued.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At March 31, 2010, $599,974 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 61,525,836
Gross unrealized depreciation	(48,268,923)

Net unrealized appreciation (depreciation)	$13,256,913

Cost for federal income tax purposes	$305,463,348

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Balanced Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	18,360,249	18,360,249	–	–
Consumer Staples	20,311,728	20,311,728	–	–
Energy	19,681,850	19,681,850	–	–
Financials	29,849,188	29,849,188	–	–
Health Care	22,033,563	22,033,563	–	–
Industrials	18,979,455	18,979,455	–	–
Information Technology	33,966,250	33,966,250	–	–
Materials	6,332,267	6,332,267	–	–
Telecommunications Services	5,030,762	5,030,762	–	–
Utilities	6,140,912	6,140,912	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,556,331	–	3,753,236	803,095
Capital Goods	567,754	–	567,754	–
Collateralized Mortgage Obligations	1,407,813	–	1,407,813	–
Commercial Mortgage-Backed Securities	9,254,287	–	9,254,287	–
Communications Services	1,956,463	–	1,956,463	–
Consumer Cyclical	1,116,603	–	1,116,603	–
Consumer Non-Cyclical	1,961,993	–	1,961,993	–
Energy	1,084,328	–	1,084,328	–
Financials	8,131,363	–	7,442,418	688,945
Foreign	3,154,146	–	3,154,146	–
Mortgage-Backed Securities	32,349,263	–	32,349,263	–
Technology	582,622	–	582,622	–
Transportation	136,479	–	136,479	–
U.S. Government and Agencies	37,187,628	–	37,187,628	–
U.S. Municipals	153,476	–	153,476	–
Utilities	1,742,590	–	1,742,590	–
Collateral Held for Securities Loaned	7,657,738	7,657,738	–	–
Short-Term Investments	25,033,160	–	25,033,160	–
Total	$318,720,261	$188,343,962	$128,884,259	$1,492,040

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	27,115	27,115	–	–
Total Asset Derivatives	$27,115	$27,115	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Long-Term Fixed Income
Asset-Backed Securities	628,952	–	–	191,798	(17,655)	–	–	803,095
Financials	537,229	–	–	157,722	(6,006)	–	–	688,945
Total	$1,166,181	$–	$–	$349,520	($23,661)	$–	$-	$1,492,040

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	17	June 2010	$4,924,985	$4,952,100	$27,115
Total Futures Contracts					$27,115

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Balanced Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$4,467,865	$18,540,632	$15,350,759	7,657,738	$7,657,738	$3,353
Total Value and Income Earned	4,467,865				7,657,738	3,353

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

High Yield Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Bank Loans (2.2%)[a]	Value
Basic Materials (0.3%)
	Lyondell Chemical Company, Debtor in Possession Facility Term Loan
$1,200,401	9.168%, 6/3/2010[b,c]	$1,242,006
	Lyondell Chemical Company, Roll-Up Term Loan Facility
1,196,790	5.799%, 6/3/2010	1,271,590

	Total Basic Materials	2,513,596

Consumer Cyclical (0.8%)
	Ford Motor Company, Term Loan
4,572,145	3.258%, 12/15/2013	4,419,892
	Rite Aid Corporation, Term Loan
1,360,000	9.500%, 6/5/2015	1,419,500

	Total Consumer Cyclical	5,839,392

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,240,000	12.500%, 7/31/2015	2,391,200

	Total Financials	2,391,200

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
1,592,000	8.750%, 9/27/2013	1,611,900

	Total Transportation	1,611,900

Utilities (0.6%)
	Energy Future Holdings, Term Loan
5,891,307	3.730%, 10/10/2014	4,833,347

	Total Utilities	4,833,347

	Total Bank Loans (cost $16,373,368)	17,189,435

Principal Amount	Long-Term Fixed Income (92.2%)	Value
Asset-Backed Securities (0.4%)
	Countrywide Asset-Backed Certificates
1,097,790	0.356%, 4/26/2010[d,e]	824,744
	Renaissance Home Equity Loan Trust
2,708,725	5.746%, 5/25/2036	1,555,683
1,800,000	6.011%, 5/25/2036	895,444

	Total Asset-Backed Securities	3,275,871

Basic Materials (9.9%)
	Arch Western Finance, LLC
3,535,000	6.750%, 7/1/2013	3,548,256
	Boise Paper Holdings, LLC
1,300,000	8.000%, 4/1/2020[f]	1,300,000
	Cascades, Inc.
1,000,000	7.750%, 12/15/2017[f]	1,007,500
1,760,000	7.875%, 1/15/2020[f]	1,768,800
	Cellu Tissue Holdings, Inc.
1,550,000	11.500%, 6/1/2014	1,728,250
	CONSOL Energy, Inc.
1,900,000	8.000%, 4/1/2017[f]	1,952,250
2,770,000	8.250%, 4/1/2020[f]	2,846,175

Principal Amount	Long-Term Fixed Income (92.2%)	Value
Basic Materials (9.9%) - continued
	Domtar Corporation
$3,590,000	7.125%, 8/15/2015	$3,733,600
1,630,000	10.750%, 6/1/2017	1,980,450
	Drummond Company, Inc.
800,000	9.000%, 10/15/2014[f]	824,000
4,225,000	7.375%, 2/15/2016	4,119,375
	FMG Finance, Pty., Ltd.
5,235,000	10.625%, 9/1/2016[f]	6,033,338
	Glatfelter
1,460,000	7.125%, 5/1/2016[f]	1,434,450
	Graphic Packaging International, Inc.
4,060,000	9.500%, 8/15/2013	4,161,500
800,000	9.500%, 6/15/2017	854,000
	Griffin Coal Mining Company, Pty., Ltd.
1,525,000	9.500%, 12/1/2016[f,g]	976,000
	Hexion Finance Escrow, LLC
5,090,000	8.875%, 2/1/2018[f]	5,013,650
	Jefferson Smurfit Corporation
1,520,000	8.250%, 10/1/2012[g,h]	1,352,800
	LBI Escrow Corporation
2,600,000	8.000%, 11/1/2017[c,f]	2,697,500
	NewPage Corporation
2,430,000	10.000%, 5/1/2012[h]	1,685,813
2,100,000	11.375%, 12/31/2014[h]	2,089,500
	NOVA Chemicals Corporation
800,000	8.625%, 11/1/2019[f]	824,000
	Rock-Tenn Company
1,600,000	9.250%, 3/15/2016[f]	1,744,000
850,000	9.250%, 3/15/2016	926,500
	Ryerson Holding Corporation
4,770,000	Zero Coupon, 2/1/2015[f]	2,170,350
	Ryerson, Inc.
2,300,000	12.000%, 11/1/2015	2,415,000
	Severstal Columbus, LLC
1,600,000	10.250%, 2/15/2018[f]	1,682,000
	Smurfit-Stone Container Enterprises, Inc.
2,160,000	8.000%, 3/15/2017[g,h]	1,927,800
	Solutia, Inc.
2,710,000	8.750%, 11/1/2017	2,859,050
	Southern Copper Corporation
1,970,000	7.500%, 7/27/2035	2,052,905
	Steel Dynamics, Inc.
3,200,000	7.750%, 4/15/2016	3,344,000
	Teck Resources, Ltd.
2,560,000	10.250%, 5/15/2016	3,046,400
2,440,000	10.750%, 5/15/2019	2,989,000

	Total Basic Materials	77,088,212

Capital Goods (7.5%)
	Associated Materials, LLC
2,060,000	9.875%, 11/15/2016	2,224,800
	Berry Plastics Escrow Corporation
2,550,000	8.875%, 9/15/2014	2,489,437
	Berry Plastics Holding Corporation
1,800,000	8.875%, 9/15/2014[h]	1,757,250
	Case New Holland, Inc.
2,900,000	7.125%, 3/1/2014[h]	2,936,250
	DRS Technologies, Inc.
3,400,000	6.625%, 2/1/2016	3,263,905

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

High Yield Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (92.2%)	Value
Capital Goods (7.5%) - continued
	General Cable Corporation, Convertible
$2,257,000	4.500%, 11/15/2019[i]	$2,169,541
	Goodman Global Group, Inc.
4,800,000	Zero Coupon, 12/15/2014[f]	2,808,000
	Graham Packaging Company, LP/GPC Capital Corporation I
3,515,000	9.875%, 10/15/2014	3,646,813
2,550,000	8.250%, 1/1/2017[f]	2,569,125
	Leucadia National Corporation
6,100,000	7.125%, 3/15/2017	6,039,000
	Norcraft Companies, LP/Norcraft Finance Corporation
1,520,000	10.500%, 12/15/2015[f]	1,603,600
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,582,775
	Plastipak Holdings, Inc.
2,995,000	8.500%, 12/15/2015[f]	3,047,413
500,000	10.625%, 8/15/2019[f]	556,250
	RBS Global, Inc./Rexnord Corporation
3,125,000	9.500%, 8/1/2014	3,250,000
1,280,000	11.750%, 8/1/2016[h]	1,372,800
	Reynolds Group DL Escrow, Inc.
1,200,000	7.750%, 10/15/2016[f]	1,233,000
	RSC Equipment Rental, Inc.
2,800,000	9.500%, 12/1/2014	2,772,000
	SPX Corporation
2,020,000	7.625%, 12/15/2014	2,113,425
	TransDigm, Inc.
6,085,000	7.750%, 7/15/2014[h]	6,221,912
	United Rentals North America, Inc.
2,540,000	10.875%, 6/15/2016	2,762,250

	Total Capital Goods	58,419,546

Commercial Mortgage-Backed Securities (0.4%)
	Greenwich Capital Commercial Funding Corporation
4,000,000	5.867%, 12/10/2049	3,383,632

	Total Commercial Mortgage-Backed Securities	3,383,632

Communications Services (17.8%)
	Cengage Learning Acquisitions, Inc.
5,100,000	10.500%, 1/15/2015[f]	4,896,000
	Cequel Communications Holdings I, LLC
5,110,000	8.625%, 11/15/2017[f]	5,250,525
	Charter Communications Operating, LLC
2,880,000	8.375%, 4/30/2014[f,g]	2,959,200
	Cincinnati Bell, Inc.
5,250,000	8.750%, 3/15/2018	5,295,938
	Clear Channel Worldwide Holdings, Inc.
5,170,000	9.250%, 12/15/2017[f]	5,402,650
	Coleman Cable, Inc.
2,420,000	9.000%, 2/15/2018[f,h]	2,444,200
	Cricket Communications, Inc.
5,330,000	9.375%, 11/1/2014[h]	5,423,275

Principal Amount	Long-Term Fixed Income (92.2%)	Value
Communications Services (17.8%) - continued
	CSC Holdings, Inc.
$2,870,000	8.500%, 4/15/2014[f]	$3,056,550
3,450,000	8.500%, 6/15/2015[f]	3,657,000
1,150,000	8.625%, 2/15/2019[f]	1,259,250
	Digicel Group, Ltd.
800,000	10.500%, 4/15/2018[f,h]	830,000
	Equinix, Inc.
2,190,000	8.125%, 3/1/2018	2,266,650
	Frontier Communications Corporation
3,050,000	8.125%, 10/1/2018	3,050,000
	GCI, Inc.
4,590,000	8.625%, 11/15/2019[f]	4,676,062
	Intelsat Bermuda, Ltd.
4,292,500	11.500%, 2/4/2017	4,399,812
	Intelsat Jackson Holdings, Ltd.
2,380,000	8.500%, 11/1/2019[f]	2,499,000
	Intelsat Subsidiary Holding Company, Ltd.
7,740,000	8.875%, 1/15/2015	7,991,550
300,000	8.875%, 1/15/2015[f]	308,250
	Level 3 Financing, Inc.
4,890,000	9.250%, 11/1/2014	4,767,750
1,725,000	10.000%, 2/1/2018[f]	1,647,375
	MetroPCS Wireless, Inc.
2,130,000	9.250%, 11/1/2014	2,167,275
4,550,000	9.250%, 11/1/2014[h]	4,652,375
	New Communications Holdings, Inc.
3,190,000	8.250%, 4/15/2017[c,f]	3,245,825
5,000,000	8.500%, 4/15/2020[c,f]	5,037,500
	Nextel Communications, Inc.
2,630,000	6.875%, 10/31/2013	2,564,250
	Nielsen Finance, LLC/Nielsen Finance Company
2,450,000	10.000%, 8/1/2014	2,566,375
1,500,000	11.500%, 5/1/2016	1,695,000
	NII Capital Corporation
5,090,000	8.875%, 12/15/2019[f]	5,268,150
	PAETEC Holding Corporation
6,130,000	9.500%, 7/15/2015	6,206,625
	Quebecor Media, Inc.
3,430,000	7.750%, 3/15/2016	3,472,875
	tw telecom holdings, inc.
2,400,000	8.000%, 3/1/2018[f]	2,454,000
	UPC Holding BV
4,500,000	9.875%, 4/15/2018[f]	4,725,000
	Videotron Ltee
2,290,000	9.125%, 4/15/2018	2,544,763
	Virgin Media Finance plc
492,000	8.750%, 4/15/2014	503,685
5,330,000	9.125%, 8/15/2016	5,663,125
1,790,000	8.375%, 10/15/2019	1,839,225
	Virgin Media Finance plc, Convertible
2,120,000	6.500%, 11/15/2016	2,599,650
	Wind Acquisition Holdings Finance SPA
5,900,000	12.250%, 7/15/2017[f,h]	5,841,000
	Windstream Corporation
1,270,000	8.625%, 8/1/2016	1,298,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

High Yield Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (92.2%)	Value
Communications Services (17.8%) - continued
$2,100,000	7.000%, 3/15/2019	$1,958,250

	Total Communications Services	138,384,560

Consumer Cyclical (19.7%)
	AMC Entertainment, Inc.
5,060,000	8.750%, 6/1/2019	5,313,000
	American Axle & Manufacturing Holdings, Inc.
690,000	9.250%, 1/15/2017[f]	736,575
	American Axle & Manufacturing, Inc.
2,050,000	5.250%, 2/11/2014	1,870,625
	Ameristar Casinos, Inc.
3,050,000	9.250%, 6/1/2014[h]	3,194,875
	Beazer Homes USA, Inc.
4,120,000	6.875%, 7/15/2015	3,625,600
	Blockbuster, Inc.
2,227,000	11.750%, 10/1/2014[f]	1,642,413
	Bon-Ton Stores, Inc.
2,980,000	10.250%, 3/15/2014	2,905,500
	Burlington Coat Factory Warehouse Corporation
4,150,000	11.125%, 4/15/2014	4,388,625
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
5,410,000	10.125%, 3/1/2012	4,706,700
	Dollarama Group, LP
1,970,000	7.206%, 6/15/2010[e]	1,955,225
	FireKeepers Development Authority
5,600,000	13.875%, 5/1/2015[f]	6,482,000
	Ford Motor Credit Company, LLC
10,330,000	8.000%, 6/1/2014[h]	10,874,969
	Gaylord Entertainment Company
6,460,000	6.750%, 11/15/2014[h]	6,185,450
	Gaylord Entertainment Company, Convertible
1,070,000	3.750%, 10/1/2014[f]	1,334,825
	GWR Operating Partnership LLP
2,130,000	10.875%, 4/1/2017[c,f]	2,076,750
	Hanesbrands, Inc.
2,460,000	3.831%, 6/15/2010[e]	2,349,300
	Host Hotels and Resorts, LP, Convertible
800,000	2.500%, 10/15/2029[f]	970,000
	KB Home
3,460,000	6.250%, 6/15/2015	3,321,600
	Lear Corporation
2,200,000	7.875%, 3/15/2018	2,224,750
2,200,000	8.125%, 3/15/2020[h]	2,235,750
	Macy’s Retail Holdings, Inc.
3,450,000	8.875%, 7/15/2015	3,898,500
	MGM MIRAGE
2,050,000	6.750%, 9/1/2012[h]	1,937,250
2,550,000	7.500%, 6/1/2016[h]	2,122,875
2,000,000	11.125%, 11/15/2017[f]	2,250,000
1,500,000	11.375%, 3/1/2018[f,h]	1,447,500
	Mohegan Tribal Gaming Authority
3,540,000	11.500%, 11/1/2017[f,h]	3,770,100

Principal Amount	Long-Term Fixed Income (92.2%)	Value
Consumer Cyclical (19.7%) - continued
	NCL Corporation, Ltd.
$4,090,000	11.750%, 11/15/2016[f,h]	$4,447,875
	Norcraft Holdings, LP/Norcraft Capital Corporation
753,000	9.750%, 9/1/2012	715,350
	Peninsula Gaming, LLC
2,070,000	8.375%, 8/15/2015[f]	2,064,825
2,810,000	10.750%, 8/15/2017[f]	2,683,550
	Penn National Gaming, Inc.
3,060,000	8.750%, 8/15/2019[f]	3,105,900
	Perry Ellis International, Inc.
2,800,000	8.875%, 9/15/2013	2,859,500
	Pinnacle Entertainment, Inc.
3,060,000	7.500%, 6/15/2015	2,646,900
	QVC, Inc.
1,150,000	7.125%, 4/15/2017[f]	1,157,188
1,150,000	7.375%, 10/15/2020[f]	1,155,750
	Rite Aid Corporation
1,900,000	7.500%, 3/1/2017	1,762,250
1,530,000	9.500%, 6/15/2017[h]	1,285,200
	Seminole Hard Rock Entertainment
2,870,000	2.757%, 6/15/2010[e,f]	2,554,300
	Service Corporation International
2,100,000	6.750%, 4/1/2015	2,089,500
	Shingle Springs Tribal Gaming Authority
6,730,000	9.375%, 6/15/2015[f]	5,585,900
	Speedway Motorsports, Inc.
3,130,000	8.750%, 6/1/2016	3,333,450
	Starwood Hotels & Resorts Worldwide, Inc.
2,400,000	7.875%, 10/15/2014	2,598,000
	Toys R Us Property Company I, LLC
3,100,000	10.750%, 7/15/2017[f]	3,456,500
	TRW Automotive, Inc.
1,870,000	7.000%, 3/15/2014[f]	1,841,950
2,050,000	8.875%, 12/1/2017[f]	2,124,313
	Tunica-Biloxi Gaming Authority
4,490,000	9.000%, 11/15/2015[j]	4,265,500
	Turning Stone Resort Casino Enterprise
3,040,000	9.125%, 9/15/2014[f]	3,040,000
	Universal City Development Partners, Ltd.
1,730,000	8.875%, 11/15/2015[f]	1,742,975
2,540,000	10.875%, 11/15/2016[f]	2,654,300
	West Corporation
2,050,000	9.500%, 10/15/2014[h]	2,106,375
	WMG Acquisition Corporation
2,600,000	9.500%, 6/15/2016[f]	2,778,750
	Wyndham Worldwide Corporation
3,100,000	6.000%, 12/1/2016	3,070,996
1,600,000	7.375%, 3/1/2020	1,621,627

	Total Consumer Cyclical	152,569,481

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

High Yield Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (92.2%)	Value
Consumer Discretionary (0.2%)
	Libbey Glass, Inc.
$1,580,000	10.000%, 2/15/2015[f]	$1,662,950

	Total Consumer Discretionary	1,662,950

Consumer Non-Cyclical (11.5%)
	Apria Healthcare Group, Inc.
4,190,000	12.375%, 11/1/2014[f]	4,588,050
	Biomet, Inc.
2,090,000	10.375%, 10/15/2017	2,299,000
1,810,000	11.625%, 10/15/2017	2,027,200
	Community Health Systems, Inc.
4,680,000	8.875%, 7/15/2015	4,843,800
	Diversey Holdings, Inc.
2,500,000	10.500%, 5/15/2020[f]	2,725,000
	Diversey, Inc.
1,500,000	8.250%, 11/15/2019[f]	1,552,500
	DJO Finance, LLC/DJO Finance Corporation
3,895,000	10.875%, 11/15/2014	4,230,944
1,530,000	10.875%, 11/15/2014[f]	1,661,963
	HCA, Inc.
3,750,000	6.750%, 7/15/2013	3,750,000
3,124,000	9.625%, 11/15/2016	3,346,585
2,710,000	8.500%, 4/15/2019[f]	2,914,944
4,270,000	7.250%, 9/15/2020[f]	4,328,712
	Ingles Markets, Inc.
1,600,000	8.875%, 5/15/2017	1,672,000
	Jarden Corporation
3,730,000	7.500%, 5/1/2017	3,781,287
1,070,000	7.500%, 1/15/2020	1,080,700
	JBS USA, LLC/JBS USA Finance, Inc.
3,150,000	11.625%, 5/1/2014[f]	3,591,000
	M-Foods Holdings, Inc.
3,600,000	9.750%, 10/1/2013[f]	3,721,500
	Michael Foods, Inc.
3,240,000	8.000%, 11/15/2013	3,329,100
	Omnicare, Inc.
3,790,000	6.875%, 12/15/2015	3,718,937
	Pinnacle Foods Finance, LLC
3,720,000	9.250%, 4/1/2015[h]	3,813,000
	Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corporation
1,070,000	9.250%, 4/1/2015[f]	1,096,750
	Revlon Consumer Products Corporation
3,060,000	9.750%, 11/15/2015[f]	3,159,450
	Select Medical Corporation
1,700,000	6.143%, 9/15/2010[e,h]	1,521,500
3,445,000	7.625%, 2/1/2015	3,281,363
	Stater Brothers Holdings, Inc.
2,150,000	8.125%, 6/15/2012	2,160,750
	U.S. Oncology, Inc.
2,090,000	10.750%, 8/15/2014	2,173,600
3,910,000	9.125%, 8/15/2017	4,085,950
	Valeant Pharmaceuticals International
3,200,000	8.375%, 6/15/2016[f]	3,344,000
	Visant Holding Corporation
4,185,000	10.250%, 12/1/2013	4,310,550

Principal Amount	Long-Term Fixed Income (92.2%)	Value
Consumer Non-Cyclical (11.5%) - continued
	Viskase Companies, Inc.
$1,340,000	9.875%, 1/15/2018[f]	$1,356,750

	Total Consumer Non-Cyclical	89,466,885

Energy (8.3%)
	Chesapeake Energy Corporation
1,790,000	7.500%, 9/15/2013	1,812,375
1,710,000	6.250%, 1/15/2018	1,628,775
	Coffeyville Resources, LLC
1,760,000	9.000%, 4/1/2015[c,f]	1,790,800
3,600,000	10.875%, 4/1/2017[c,f]	3,573,000
	Compagnie Generale de Geophysique-Veritas
1,600,000	7.500%, 5/15/2015	1,604,000
1,280,000	9.500%, 5/15/2016	1,369,600
	Connacher Oil and Gas, Ltd.
1,220,000	11.750%, 7/15/2014[f]	1,348,100
3,440,000	10.250%, 12/15/2015[f]	3,500,200
	Denbury Resources, Inc.
3,035,000	7.500%, 12/15/2015	3,095,700
800,000	9.750%, 3/1/2016	880,000
430,000	8.250%, 2/15/2020	455,800
	Ferrellgas Partners, LP
2,960,000	6.750%, 5/1/2014	2,930,400
	Forest Oil Corporation
4,130,000	7.250%, 6/15/2019[h]	4,150,650
	Helix Energy Solutions Group, Inc.
2,930,000	9.500%, 1/15/2016[f]	3,017,900
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020[c,f]	2,252,812
	Mariner Energy, Inc.
2,580,000	11.750%, 6/30/2016	2,896,050
	McJunkin Red Man Corporation
4,070,000	9.500%, 12/15/2016[f]	4,156,488
	Newfield Exploration Company
3,900,000	6.625%, 4/15/2016	3,968,250
	PetroHawk Energy Corporation
3,190,000	9.125%, 7/15/2013	3,329,562
850,000	10.500%, 8/1/2014	938,188
	Pioneer Natural Resources Company
3,080,000	7.500%, 1/15/2020	3,169,003
	Plains Exploration & Production Company
1,670,000	7.750%, 6/15/2015	1,692,962
4,025,000	10.000%, 3/1/2016	4,447,625
	SandRidge Energy, Inc.
3,150,000	9.875%, 5/15/2016[f]	3,236,625
	Southwestern Energy Company
2,950,000	7.500%, 2/1/2018	3,200,750

	Total Energy	64,445,615

Financials (3.9%)
	Bank of America Corporation
3,660,000	8.125%, 5/15/2018	3,734,408
	CIT Group, Inc.
5,300,000	7.000%, 5/1/2017	4,889,250
	Deluxe Corporation
1,425,000	7.375%, 6/1/2015	1,425,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

High Yield Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (92.2%)	Value
Financials (3.9%) - continued
	General Motors Acceptance Corporation, LLC
$3,862,000	6.875%, 9/15/2011	$3,924,758
1,960,000	7.500%, 12/31/2013	1,994,300
	GMAC, Inc.
2,650,000	8.000%, 3/15/2020[f]	2,716,250
	ING Capital Funding Trust III
1,600,000	8.439%, 12/31/2010	1,512,000
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015[f]	2,300,078
1,950,000	8.750%, 3/15/2017[f]	1,994,914
	Nuveen Investments, Inc.
1,520,000	10.500%, 11/15/2015	1,474,400
	SLM Corporation
4,250,000	8.000%, 3/25/2020	4,138,476

	Total Financials	30,103,834

Technology (3.6%)
	Advanced Micro Devices, Inc., Convertible
3,810,000	6.000%, 5/1/2015	3,652,837
	Eastman Kodak Company
2,060,000	9.750%, 3/1/2018[f]	2,039,400
	First Data Corporation
5,270,000	9.875%, 9/24/2015	4,545,375
	Freescale Semiconductor, Inc.
4,320,000	8.875%, 12/15/2014[h]	4,125,600
	NXP BV/NXP Funding, LLC
2,050,000	7.875%, 10/15/2014	1,998,750
	Seagate Technology HDD Holdings
4,805,000	6.800%, 10/1/2016	4,817,013
	SunGard Data Systems, Inc.
1,730,000	9.125%, 8/15/2013	1,773,250
4,430,000	10.250%, 8/15/2015	4,657,037

	Total Technology	27,609,262

Transportation (3.1%)
	AMR Corporation, Convertible
1,870,000	6.250%, 10/15/2014	2,162,187
	Avis Budget Car Rental LLC
1,600,000	7.625%, 5/15/2014	1,584,000
670,000	9.625%, 3/15/2018[f]	700,150
	Delta Air Lines, Inc.
2,670,000	7.920%, 11/18/2010	2,696,700
1,570,000	9.500%, 9/15/2014[f]	1,650,462
	Kansas City Southern de Mexico SA de CV
2,720,000	7.625%, 12/1/2013	2,781,200
1,130,000	7.375%, 6/1/2014	1,138,475
	Kansas City Southern Railway
580,000	13.000%, 12/15/2013	690,200
	Navios Maritime Holdings, Inc.
3,300,000	9.500%, 12/15/2014	3,324,750
1,330,000	8.875%, 11/1/2017[f]	1,376,550
	UAL Pass Through Trust
200,283	7.730%, 7/1/2010	200,784
	United Air Lines, Inc.
2,300,000	9.750%, 1/15/2017	2,420,750

Principal Amount	Long-Term Fixed Income (92.2%)	Value
Transportation (3.1%) - continued
	United Maritime Group, LLC/United Maritime Group Finance Corporation
$2,030,000	11.750%, 6/15/2015[f]	$2,080,750
	Windsor Petroleum Transport Corporation
1,284,912	7.840%, 1/15/2021[j]	1,182,862

	Total Transportation	23,989,820

Utilities (5.9%)
	AES Corporation
1,616,000	8.750%, 5/15/2013[f]	1,640,240
3,800,000	7.750%, 10/15/2015	3,866,500
3,800,000	8.000%, 10/15/2017	3,857,000
	Copano Energy, LLC
3,490,000	8.125%, 3/1/2016	3,537,987
	Crosstex Energy/Crosstex Energy Finance Corporation
3,580,000	8.875%, 2/15/2018[f]	3,691,875
	Dynegy Holdings, Inc.
2,125,000	8.375%, 5/1/2016[h]	1,763,750
	Edison Mission Energy
2,960,000	7.000%, 5/15/2017	2,064,600
1,210,000	7.200%, 5/15/2019	834,900
	El Paso Corporation
2,280,000	6.875%, 6/15/2014	2,326,517
1,530,000	7.000%, 6/15/2017	1,561,501
	Holly Energy Partners LP
2,130,000	8.250%, 3/15/2018[f]	2,151,300
	NRG Energy, Inc.
5,580,000	7.375%, 2/1/2016	5,538,150
	Regency Energy Partners, LP
3,350,000	8.375%, 12/15/2013	3,475,625
1,510,000	9.375%, 6/1/2016[f]	1,600,600
	Southern Star Central Corporation
2,503,000	6.750%, 3/1/2016	2,531,159
	Texas Competitive Electric Holdings Company, LLC
7,620,000	10.250%, 11/1/2015[h]	5,295,900

	Total Utilities	45,737,604

	Total Long-Term Fixed Income (cost $687,208,666)	716,137,272

Shares	Preferred Stock (1.4%)	Value
Financials (1.4%)
3,400	Bank of America Corporation, Convertible, 7.250%	3,315,000
26,500	Citigroup, Inc., Convertible, 7.500%	3,229,820
1,381	GMAC, Inc., 7.000%[f]	1,052,667
3,000	Wells Fargo & Company, Convertible, 7.500%	2,931,000

	Total Financials	10,528,487

	Total Preferred Stock (cost $8,259,887)	10,528,487

Shares	Common Stock (0.6%)	Value
Consumer Discretionary (0.4%)
45,304	Lear Corporation[k]	3,594,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

High Yield Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (0.6%)	Value
Consumer Discretionary (0.4%) - continued
121,520	TVMAX Holdings, Inc.[k,l]	$0

	Total Consumer Discretionary	3,594,873

Materials (<0.1%)
80,000	ZSC Specialty Chemical plc, Preferred Stock Warrants, £0.01, expires 7/1/2010[j,k,l]	0
80,000	ZSC Specialty Chemical plc, Stock Warrants, £0.01, expires 7/1/2010[j,k,l]	0

	Total Materials	0

Utilities (0.2%)
51,692	NRG Energy, Inc.[k]	1,080,363
12,652	Semgroup Corporation[k]	365,010
13,318	Semgroup Corporation Warrants, $25, expires 11/30/2014[k,l]	51,274

	Total Utilities	1,496,647

	Total Common Stock (cost $11,209,064)	5,091,520

Shares	Collateral Held for Securities Loaned (7.3%)	Value
56,608,120	Thrivent Financial Securities Lending Trust	56,608,120

	Total Collateral Held for Securities Loaned (cost $56,608,120)	56,608,120

Principal Amount	Short-Term Investments (3.4%)[m]	Value
	Federal Home Loan Bank Discount Notes
7,055,000	0.040%, 4/6/2010	7,054,961
5,000,000	0.125%, 4/23/2010	4,999,618
	Federal Home Loan Mortgage Corporation Discount Notes
5,500,000	0.120%, 4/19/2010	5,499,670
	Societe Generale North America, Inc.
8,540,000	0.140%, 4/1/2010[n]	8,540,000

	Total Short-Term Investments (at amortized cost)	26,094,249

	Total Investments (cost $805,753,354) 107.1%	$831,649,083

	Other Assets and Liabilities, Net (7.1%)	(55,475,686)

	Total Net Assets 100.0%	$776,173,397

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is insured or guaranteed.
e	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $254,227,907 or 32.8% of total net assets.
g	In bankruptcy. Interest is not being accrued.
h	All or a portion of the security is on loan.
i	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
j	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of March 31, 2010.

Security	Acquisition Date	Amortized Cost
Tunica-Biloxi Gaming Authority	11/8/2005	$4,501,309
Windsor Petroleum Transport Corporation	4/15/1998	979,490
ZSC Specialty Chemical plc, Preferred Stock Warrants, £0.01, expires 7/1/2010	6/24/1999	47,567
ZSC Specialty Chemical plc, Stock Warrants, £0.01, expires 7/1/2010	6/24/1999	111,712

k	Non-income producing security.
l	Security is fair valued.
m	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
n	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 44,792,280
Gross unrealized depreciation	(18,896,551)

Net unrealized appreciation (depreciation)	$25,895,729

Cost for federal income tax purposes	$805,753,354

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

High Yield Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing High Yield Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,513,596	–	2,513,596	–
Consumer Cyclical	5,839,392	–	5,839,392	–
Financials	2,391,200	–	2,391,200	–
Transportation	1,611,900	–	1,611,900	–
Utilities	4,833,347	–	4,833,347	–
Long-Term Fixed Income
Asset-Backed Securities	3,275,871	–	3,275,871	–
Basic Materials	77,088,212	–	74,917,862	2,170,350
Capital Goods	58,419,546	–	58,419,546	–
Commercial Mortgage-Backed Securities	3,383,632	–	3,383,632	–
Communications Services	138,384,560	–	138,384,560	–
Consumer Cyclical	152,569,481	–	152,569,481	–
Consumer Discretionary	1,662,950	–	1,662,950	–
Consumer Non-Cyclical	89,466,885	–	89,466,885	–
Energy	64,445,615	–	64,445,615	–
Financials	30,103,834	–	30,103,834	–
Technology	27,609,262	–	27,609,262	–
Transportation	23,989,820	–	18,872,370	5,117,450
Utilities	45,737,604	–	45,737,604	–
Preferred Stock
Financials	10,528,487	9,475,820	1,052,667	–
Common Stock
Consumer Discretionary	3,594,873	3,594,873	–	–
Materials	–	–	–	–
Utilities	1,496,647	1,445,373	–	51,274
Collateral Held for Securities Loaned	56,608,120	56,608,120	–	–
Short-Term Investments	26,094,249	–	26,094,249	–
Total	$831,649,083	$71,124,186	$753,185,823	$7,339,074

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Long-Term Fixed
Income
Basic Materials	–	28,315	–	(32,990)	2,175,025	–	–	2,170,350
Transportation	6,239,212	2,373	19,381	66,848	(1,009,580)	–	(200,784)	5,117,450
Common Stock
Consumer
Discretionary*	–	–	–	–	–	–	–	–
Materials*	–	–	(136,483)	136,483	–	–	–	–
Utilities	329,285	–	–	86,999	–	–	(365,010)	51,274
Total	$6,568,497	$30,688	($117,102)	$257,340	$1,165,445	–	($565,794)	$7,339,074

*	Securities in these sections are fair valued at $0.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

High Yield Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$36,175,205	$81,610,024	$61,177,109	56,608,120	$56,608,120	$33,253
Total Value and Income Earned	36,175,205				56,608,120	33,253

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Bank Loans (0.1%)[a]	Value
Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
$90,000	12.500%, 7/31/2015	$96,075

	Total Financials	96,075

	Total Bank Loans (cost $81,729)	96,075

Principal Amount	Long-Term Fixed Income (62.9%)	Value
Asset-Backed Securities (5.5%)
	Americredit Automobile Receivables Trust
223,542	5.490%, 7/6/2012[b]	225,279
	Carrington Mortgage Loan Trust
1,200,000	0.396%, 4/26/2010[c]	528,988
	GMAC Mortgage Corporation Loan Trust
651,372	6.180%, 5/25/2036[b]	578,241
	Goldman Sachs Alternative Mortgage Products Trust
750,000	0.326%, 4/26/2010[c]	664,112
	GSAMP Trust
1,076,056	0.426%, 4/26/2010[c]	832,976
	Merna Reinsurance, Ltd.
400,000	2.040%, 7/7/2010[d]	396,720
400,000	3.040%, 7/7/2010[d]	397,440
	Renaissance Home Equity Loan Trust
522,397	5.746%, 5/25/2036	300,025
632,000	6.011%, 5/25/2036	314,400
950,000	5.797%, 8/25/2036	580,404
	Residential Funding Mortgage Securities
179,520	4.470%, 7/25/2018[b]	173,267

	Total Asset-Backed Securities	4,991,852

Basic Materials (3.4%)
	Allegheny Technologies, Inc., Convertible
133,000	4.250%, 6/1/2014	194,679
	ArcelorMittal
400,000	6.125%, 6/1/2018	419,883
	Arch Western Finance, LLC
160,000	6.750%, 7/1/2013	160,600
	Domtar Corporation
185,000	7.125%, 8/15/2015	192,400
	Dow Chemical Company
400,000	8.550%, 5/15/2019	483,896
	Drummond Company, Inc.
190,000	7.375%, 2/15/2016	185,250
	FMG Finance, Pty., Ltd.
230,000	10.625%, 9/1/2016[d]	265,075
	Goldcorp, Inc., Convertible
190,000	2.000%, 8/1/2014[d]	211,375
	Graphic Packaging International, Inc.
110,000	9.500%, 8/15/2013	112,750
	Griffin Coal Mining Company, Pty., Ltd.
160,000	9.500%, 12/1/2016[d,e]	102,400
	Hexion Finance Escrow, LLC
170,000	8.875%, 2/1/2018[d]	167,450

Principal Amount	Long-Term Fixed Income (62.9%)	Value
Basic Materials (3.4%) - continued
	Jefferson Smurfit Corporation
$80,000	8.250%, 10/1/2012[e]	$71,200
	Newmont Mining Corporation, Convertible
152,000	3.000%, 2/15/2012	192,470
	Smurfit-Stone Container Enterprises, Inc.
160,000	8.000%, 3/15/2017[e,f]	142,800
	Teck Resources, Ltd.
100,000	10.250%, 5/15/2016	119,000
100,000	10.750%, 5/15/2019	122,500

	Total Basic Materials	3,143,728

Capital Goods (2.1%)
	Alliant Techsystems, Inc. Convertible
171,000	3.000%, 8/15/2024	199,001
	Associated Materials, LLC
40,000	9.875%, 11/15/2016	43,200
	Berry Plastics Escrow Corporation
80,000	8.875%, 9/15/2014	78,100
	General Cable Corporation, Convertible
92,000	4.500%, 11/15/2019[g]	88,435
	Graham Packaging Company, LP/GPC Capital Corporation I
90,000	8.250%, 1/1/2017[d]	90,675
	Leucadia National Corporation
210,000	7.125%, 3/15/2017	207,900
	Norcraft Companies, LP/Norcraft Finance Corporation
60,000	10.500%, 12/15/2015[d]	63,300
	Owens-Illinois, Inc.
180,000	7.800%, 5/15/2018	185,850
	RBS Global, Inc./Rexnord Corporation
210,000	9.500%, 8/1/2014	218,400
30,000	11.750%, 8/1/2016	32,175
	SPX Corporation
155,000	7.625%, 12/15/2014	162,169
	Textron, Inc.
300,000	7.250%, 10/1/2019	324,117
	TransDigm, Inc.
110,000	7.750%, 7/15/2014	112,475
	United Rentals North America, Inc.
100,000	10.875%, 6/15/2016	108,750

	Total Capital Goods	1,914,547

Collateralized Mortgage Obligations (11.9%)
	Bear Stearns Adjustable Rate Mortgage Trust
1,128,164	4.625%, 8/25/2010[c]	992,651
	Citigroup Mortgage Loan Trust, Inc.
754,275	5.500%, 11/25/2035	557,638
	Citimortgage Alternative Loan Trust
993,892	5.750%, 4/25/2037	763,644
	Countrywide Alternative Loan Trust
658,417	6.000%, 4/25/2036	566,463

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (62.9%)	Value
Collateralized Mortgage Obligations (11.9%) - continued
$421,498	6.000%, 1/25/2037	$277,481
	Deutsche Alt-A Securities, Inc.
1,454,552	1.016%, 4/1/2010[c]	815,443
453,617	5.500%, 10/25/2021	371,753
	First Horizon Mortgage Pass-Through Trust
673,995	5.811%, 8/25/2037	517,095
	GSR Mortgage Loan Trust
827,022	0.436%, 4/26/2010[c]	663,164
	J.P. Morgan Alternative Loan Trust
187,195	0.316%, 4/25/2010[c]	175,893
	J.P. Morgan Mortgage Trust
372,947	6.500%, 1/25/2035	348,239
535,601	5.981%, 10/25/2036	459,635
	MASTR Alternative Loans Trust
991,148	6.500%, 5/25/2034	925,484
401,124	6.500%, 7/25/2034	386,583
	New York Mortgage Trust
987,514	5.582%, 5/25/2036	338,837
	Structured Adjustable Rate Mortgage Loan Trust
615,547	5.911%, 9/25/2036	160,482
	WaMu Mortgage Pass Through Certificates
725,059	5.597%, 11/25/2036	583,849
545,202	5.845%, 8/25/2046	450,616
	Washington Mutual Mortgage Pass-Through Certificates
1,188,483	1.213%, 4/1/2010[c]	511,996
	Wells Fargo Mortgage Backed Securities Trust
1,448,847	5.938%, 9/25/2036	358,232
724,515	6.000%, 7/25/2037	638,244

	Total Collateralized Mortgage Obligations	10,863,422

Commercial Mortgage-Backed Securities (5.4%)
	Banc of America Commercial Mortgage, Inc.
750,000	5.356%, 10/10/2045	728,752
	Commercial Mortgage Pass-Through Certificates
1,000,000	0.410%, 4/15/2010[c,h]	837,840
	Greenwich Capital Commercial Funding Corporation
750,000	5.867%, 12/10/2049	634,431
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,250,000	5.336%, 5/15/2047	1,218,864
	Wachovia Bank Commercial Mortgage Trust
1,000,000	0.350%, 4/15/2010[c,h]	746,968
750,000	5.765%, 7/15/2045	764,445

	Total Commercial Mortgage-Backed Securities	4,931,300

Communications Services (4.5%)
	CBS Corporation
300,000	8.875%, 5/15/2019	362,401

Principal Amount	Long-Term Fixed Income (62.9%)	Value
Communications Services (4.5%) - continued
	Cengage Learning Acquisitions, Inc.
$170,000	10.500%, 1/15/2015[d]	$163,200
	Cequel Communications Holdings I, LLC
170,000	8.625%, 11/15/2017[d]	174,675
	Charter Communications Operating, LLC
200,000	8.375%, 4/30/2014[d,e]	205,500
	Clear Channel Worldwide Holdings, Inc.
100,000	9.250%, 12/15/2017[d]	104,500
	Cricket Communications, Inc.
205,000	9.375%, 11/1/2014[f]	208,587
	CSC Holdings, Inc.
100,000	8.500%, 4/15/2014[d]	106,500
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
400,000	5.875%, 10/1/2019[d]	416,275
	Frontier Communications Corporation
100,000	8.125%, 10/1/2018	100,000
	GCI, Inc.
150,000	8.625%, 11/15/2019[d]	152,813
	Intelsat Bermuda, Ltd.
170,000	11.500%, 2/4/2017	174,250
	Intelsat Subsidiary Holding Company, Ltd.
205,000	8.875%, 1/15/2015	211,663
	Level 3 Financing, Inc.
280,000	9.250%, 11/1/2014	273,000
	Nielsen Finance, LLC/Nielsen Finance Company
100,000	10.000%, 8/1/2014	104,750
	NII Capital Corporation
170,000	8.875%, 12/15/2019[d]	175,950
	PAETEC Holding Corporation
190,000	9.500%, 7/15/2015	192,375
	Quebecor Media, Inc.
250,000	7.750%, 3/15/2016	253,125
	Time Warner Cable, Inc.
300,000	8.250%, 4/1/2019	363,026
	Virgin Media Finance plc
170,000	9.125%, 8/15/2016	180,625
60,000	8.375%, 10/15/2019	61,650
	Wind Acquisition Holdings Finance SPA
160,000	12.250%, 7/15/2017[d]	158,400

	Total Communications Services	4,143,265

Consumer Cyclical (4.8%)
	AMC Entertainment, Inc.
190,000	8.750%, 6/1/2019	199,500
	American Axle & Manufacturing, Inc.
50,000	5.250%, 2/11/2014	45,625
	Ameristar Casinos, Inc.
100,000	9.250%, 6/1/2014	104,750
	Beazer Homes USA, Inc.
90,000	6.875%, 7/15/2015	79,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (62.9%)	Value
Consumer Cyclical (4.8%) - continued
	Blockbuster, Inc.
$58,000	11.750%, 10/1/2014[d]	$42,775
	Bon-Ton Stores, Inc.
135,000	10.250%, 3/15/2014	131,625
	Burlington Coat Factory Warehouse Corporation
130,000	11.125%, 4/15/2014	137,475
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
230,000	10.125%, 3/1/2012	200,100
	CVS Caremark Corporation
500,000	6.302%, 6/1/2037	472,500
	Dollarama Group, LP
102,000	7.206%, 6/15/2010[c]	101,235
	Ford Motor Credit Company, LLC
210,000	8.000%, 6/1/2014	221,079
	Gaylord Entertainment Company
130,000	6.750%, 11/15/2014	124,475
	KB Home
220,000	6.250%, 6/15/2015	211,200
	MGM MIRAGE
60,000	6.750%, 9/1/2012	56,700
100,000	7.500%, 6/1/2016	83,250
60,000	11.125%, 11/15/2017[d]	67,500
40,000	11.375%, 3/1/2018[d,f]	38,600
	Mohegan Tribal Gaming Authority
150,000	11.500%, 11/1/2017[d]	159,750
	NCL Corporation, Ltd.
130,000	11.750%, 11/15/2016[d]	141,375
	Peninsula Gaming, LLC
70,000	8.375%, 8/15/2015[d]	69,825
90,000	10.750%, 8/15/2017[d]	85,950
	Penn National Gaming, Inc.
100,000	8.750%, 8/15/2019[d]	101,500
	Pinnacle Entertainment, Inc.
100,000	7.500%, 6/15/2015	86,500
	Rite Aid Corporation
160,000	7.500%, 3/1/2017	148,400
50,000	9.500%, 6/15/2017	42,000
	Service Corporation International
130,000	6.750%, 4/1/2015	129,350
	Shingle Springs Tribal Gaming Authority
180,000	9.375%, 6/15/2015[d]	149,400
	Speedway Motorsports, Inc.
50,000	8.750%, 6/1/2016	53,250
	Toys R Us Property Company I, LLC
110,000	10.750%, 7/15/2017[d]	122,650
	TRW Automotive, Inc.
180,000	7.000%, 3/15/2014[d]	177,300
	Tunica-Biloxi Gaming Authority
210,000	9.000%, 11/15/2015[h]	199,500
	Turning Stone Resort Casino Enterprise
180,000	9.125%, 9/15/2014[d]	180,000
	Universal City Development Partners, Ltd.
100,000	10.875%, 11/15/2016[d]	104,500
	West Corporation
50,000	9.500%, 10/15/2014	51,375

Principal Amount	Long-Term Fixed Income (62.9%)	Value
Consumer Cyclical (4.8%) - continued
	Wyndham Worldwide Corporation
$100,000	6.000%, 12/1/2016	$99,064

	Total Consumer Cyclical	4,419,278

Consumer Non-Cyclical (4.0%)
	Archer-Daniels-Midland Company, Convertible
190,000	0.875%, 2/15/2014	188,337
	Beckman Coulter, Inc., Convertible
171,000	2.500%, 12/15/2036	191,520
	Biomet, Inc.
80,000	10.375%, 10/15/2017	88,000
	Charles River Laboratories International, Inc., Convertible
190,000	2.250%, 6/15/2013	193,563
	Community Health Systems, Inc.
130,000	8.875%, 7/15/2015	134,550
	Diversey Holdings, Inc.
100,000	10.500%, 5/15/2020[d]	109,000
	Diversey, Inc.
50,000	8.250%, 11/15/2019[d]	51,750
	DJO Finance, LLC/DJO Finance Corporation
100,000	10.875%, 11/15/2014	108,625
50,000	10.875%, 11/15/2014[d]	54,313
	Fisher Scientific International, Inc. Convertible
152,000	3.250%, 3/1/2024	204,250
	Gilead Sciences, Inc., Convertible
133,000	0.625%, 5/1/2013	167,414
	HCA, Inc.
200,000	6.750%, 7/15/2013	200,000
140,000	9.250%, 11/15/2016	148,838
	Jarden Corporation
190,000	7.500%, 5/1/2017	192,613
	Life Technologies Corporation, Convertible
171,000	3.250%, 6/15/2025	200,711
	M-Foods Holdings, Inc.
150,000	9.750%, 10/1/2013[d]	155,062
	Michael Foods, Inc.
160,000	8.000%, 11/15/2013	164,400
	Molson Coors Brewing Company Convertible
190,000	2.500%, 7/30/2013	206,387
	Omnicare, Inc.
110,000	6.875%, 12/15/2015	107,937
	Revlon Consumer Products Corporation
100,000	9.750%, 11/15/2015[d]	103,250
	Stater Brothers Holdings, Inc.
210,000	8.125%, 6/15/2012	211,050
	Teva Pharmaceutical Finance Company, Convertible
152,000	1.750%, 2/1/2026	196,080
	U.S. Oncology, Inc.
80,000	10.750%, 8/15/2014	83,200
100,000	9.125%, 8/15/2017	104,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (62.9%)	Value
Consumer Non-Cyclical (4.0%) - continued
	Visant Corporation
$100,000	7.625%, 10/1/2012	$100,250

	Total Consumer Non-Cyclical	3,665,600

Energy (3.4%)
	Chesapeake Energy Corporation
140,000	6.250%, 1/15/2018	133,350
	Compagnie Generale de Geophysique-Veritas
250,000	7.500%, 5/15/2015	250,625
	Connacher Oil and Gas, Ltd.
220,000	10.250%, 12/15/2015[d]	223,850
	Denbury Resources, Inc.
155,000	7.500%, 12/15/2015	158,100
	Enbridge Energy Partners, LP
400,000	8.050%, 10/1/2037	395,960
	Exterran Holdings, Inc., Convertible
171,000	4.250%, 6/15/2014	211,826
	Forest Oil Corporation
210,000	7.250%, 6/15/2019	211,050
	Helix Energy Solutions Group, Inc.
200,000	9.500%, 1/15/2016[d]	206,000
	Marathon Oil Corporation
300,000	7.500%, 2/15/2019	352,381
	Mariner Energy, Inc.
90,000	11.750%, 6/30/2016	101,025
	McJunkin Red Man Corporation
150,000	9.500%, 12/15/2016[d]	153,188
	Newfield Exploration Company
135,000	6.625%, 4/15/2016	137,363
	PetroHawk Energy Corporation
200,000	9.125%, 7/15/2013	208,750
	Pioneer Natural Resources Company
70,000	7.500%, 1/15/2020	72,023
	Plains Exploration & Production Company
185,000	10.000%, 3/1/2016	204,425
	SandRidge Energy, Inc.
70,000	9.875%, 5/15/2016[d]	71,925

	Total Energy	3,091,841

Financials (9.5%)
	American Express Company
400,000	6.800%, 9/1/2066[i]	390,000
	Bank of America Corporation
240,000	8.000%, 1/30/2018	244,879
	CNA Financial Corporation
400,000	7.350%, 11/15/2019	418,052
	Deluxe Corporation
100,000	5.125%, 10/1/2014	91,625
	Developers Diversified Realty Corporation
480,000	5.375%, 10/15/2012	479,464
	ERP Operating, LP
300,000	5.750%, 6/15/2017	310,070
	General Motors Acceptance Corporation, LLC
80,000	7.500%, 12/31/2013	81,400
	HCP, Inc.
300,000	6.700%, 1/30/2018	305,744

Principal Amount	Long-Term Fixed Income (62.9%)	Value

Financials (9.5%) - continued
	ING Capital Funding Trust III
$200,000	8.439%, 12/31/2010	$189,000
	J.P. Morgan Chase Capital XX
440,000	6.550%, 9/29/2036[f]	412,905
	Lehman Brothers Holdings, Inc.
400,000	7.000%, 9/27/2027[e]	93,000
	Liberty Mutual Group, Inc.
200,000	10.750%, 6/15/2058[d]	224,000
	Lincoln National Corporation
630,000	6.050%, 4/20/2067	524,475
	MetLife, Inc.
450,000	7.875%, 12/15/2037[d]	459,000
	Nuveen Investments, Inc.
60,000	10.500%, 11/15/2015	58,200
	ProLogis
400,000	5.625%, 11/15/2016	386,925
	Prudential Financial, Inc.
365,000	8.875%, 6/15/2038	409,712
	Rabobank Nederland
315,000	11.000%, 6/30/2019[d]	405,361
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	551,280
	SLM Corporation
300,000	5.125%, 8/27/2012	298,095
400,000	8.000%, 3/25/2020	389,504
	Swiss RE Capital I, LP
420,000	6.854%, 5/25/2016[d]	383,235
	Wachovia Capital Trust III
320,000	5.800%, 3/15/2011	271,200
	Wells Fargo Capital XIII
240,000	7.700%, 3/26/2013	247,800
	XL Capital, Ltd.
800,000	6.500%, 4/15/2017	680,000
	ZFS Finance USA Trust II
350,000	6.450%, 12/15/2065[d]	334,250

	Total Financials	8,639,176

Technology (1.4%)
	Advanced Micro Devices, Inc., Convertible
140,000	6.000%, 5/1/2015	134,225
	Eastman Kodak Company
50,000	9.750%, 3/1/2018[d]	49,500
	EMC Corporation, Convertible
152,000	1.750%, 12/1/2013	190,000
	First Data Corporation
160,000	9.875%, 9/24/2015	138,000
	Freescale Semiconductor, Inc.
150,000	8.875%, 12/15/2014[f]	143,250
	Intel Corporation, Convertible
190,000	3.250%, 8/1/2039[d]	227,762
	International Game Technology, Convertible
152,000	3.250%, 5/1/2014[d]	180,690
	NXP BV/NXP Funding, LLC
60,000	7.875%, 10/15/2014	58,500
	Seagate Technology HDD Holdings
130,000	6.800%, 10/1/2016	130,325

	Total Technology	1,252,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (62.9%)	Value
Transportation (1.1%)
	Delta Air Lines, Inc.
$140,000	7.920%, 11/18/2010	$141,400
400,000	7.750%, 12/17/2019	420,000
	Kansas City Southern de Mexico SA de CV
150,000	7.625%, 12/1/2013	153,375
	United Maritime Group, LLC/United Maritime Group Finance Corporation
80,000	11.750%, 6/15/2015[d]	82,000
	Waste Connections, Inc., Convertible
190,000	3.750%, 4/1/2026	198,550

	Total Transportation	995,325

U.S. Government and Agencies (1.6%)
	U.S. Treasury Notes
1,500,000	1.375%, 3/15/2013[f]	1,491,210

	Total U.S. Government and Agencies	1,491,210

Utilities (4.3%)
	AES Corporation
330,000	7.750%, 10/15/2015	335,775
	CMS Energy Corporation, Convertible
152,000	5.500%, 6/15/2029	181,450
	Crosstex Energy/Crosstex Energy Finance Corporation
110,000	8.875%, 2/15/2018[d]	113,438
	Dominion Resources, Inc.
400,000	6.300%, 9/30/2066	378,000
	Dynegy Holdings, Inc.
120,000	8.375%, 5/1/2016	99,600
	Edison Mission Energy
130,000	7.750%, 6/15/2016	94,900
200,000	7.000%, 5/15/2017	139,500
	El Paso Corporation
250,000	6.875%, 6/15/2014	255,100
	Energy Transfer Partners, LP
300,000	6.625%, 10/15/2036	302,052
	Enterprise Products Operating, LLC
700,000	7.034%, 1/15/2068	665,875
	NRG Energy, Inc.
320,000	7.375%, 2/1/2016	317,600
	Regency Energy Partners, LP
100,000	8.375%, 12/15/2013	103,750
130,000	9.375%, 6/1/2016[d]	137,800
	Southern Star Central Corporation
110,000	6.750%, 3/1/2016	111,238
	Southern Union Company
200,000	7.200%, 11/1/2066	185,500
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	380,598

Principal Amount	Long-Term Fixed Income (62.9%)	Value
Utilities (4.3%) - continued
	Williams Partners, LP/Williams Partners Finance Corporation
$120,000	7.250%, 2/1/2017	$136,990

	Total Utilities	3,939,166

	Total Long-Term Fixed Income (cost $56,953,231)	57,481,962

Shares	Common Stock (28.9%)	Value
Consumer Discretionary (2.6%)
13,700	Comcast Corporation	257,834
11,800	Home Depot, Inc.	381,730
2,242	Lear Corporation[j]	177,903
11,400	Mattel, Inc.	259,236
2,900	McDonald’s Corporation	193,488
5,100	McGraw-Hill Companies, Inc.	181,815
7,600	Omnicom Group, Inc.	294,956
7,232	Time Warner, Inc.	226,144
2,300	VF Corporation	184,345
6,800	Yum! Brands, Inc.	260,644

	Total Consumer Discretionary	2,418,095

Consumer Staples (2.6%)
6,500	Kimberly-Clark Corporation	408,720
6,800	Kraft Foods, Inc.	205,632
7,700	Nu Skin Enterprises, Inc.	224,070
8,900	Philip Morris International, Inc.	464,224
3,537	Procter & Gamble Company	223,786
10,600	Safeway, Inc.	263,516
10,900	SYSCO Corporation	321,550
4,400	Wal-Mart Stores, Inc.	244,640

	Total Consumer Staples	2,356,138

Energy (2.8%)
5,900	BP plc ADR	336,713
6,900	Chevron Corporation	523,227
6,700	ConocoPhillips	342,839
6,000	Exxon Mobil Corporation	401,880
8,100	Marathon Oil Corporation	256,284
5,700	National Oilwell Varco, Inc.	231,306
6,000	Noble Corporation[j]	250,920
3,200	Royal Dutch Shell plc ADR	185,152

	Total Energy	2,528,321

Financials (10.1%)
4,400	ACE, Ltd.	230,120
3,900	AFLAC, Inc.	211,731
8,500	Allstate Corporation[i]	274,635
4,500	Ameriprise Financial, Inc.	204,120
25,000	Annaly Capital Management, Inc.	429,500
63,000	Anworth Mortgage Asset Corporation	424,620
20,100	Bank of America Corporation	358,785
5,300	Bank of Nova Scotia	265,106
1,500	Goldman Sachs Group, Inc.	255,945
17,250	Invesco Mortgage Capital, Inc.	396,750
57,000	iPath S&P 500 VIX Short-Term Futures ETN[f,j]	1,197,570
22,300	iShares Dow Jones U.S. Real Estate Index Fund	1,110,094
12,000	J.P. Morgan Chase & Company	537,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Common Stock (28.9%)	Value
Financials (10.1%) - continued
5,500	MetLife, Inc.	$238,370
7,500	Plum Creek Timber Company, Inc.[f]	291,825
3,500	Royal Bank of Canada	204,225
12,400	SEI Investments Company	272,428
5,100	SPDR S&P Dividend ETF	251,481
4,400	Travelers Companies, Inc.	237,336
7,600	U.S. Bancorp	196,688
10,000	Unum Group	247,700
22,300	Vanguard REIT ETF	1,088,686
11,600	Wells Fargo & Company	360,992

	Total Financials	9,285,707

Health Care (2.2%)
4,100	Abbott Laboratories	215,988
8,800	AmerisourceBergen Corporation[i]	254,496
6,500	Cardinal Health, Inc.	234,195
7,400	Eli Lilly and Company	268,028
4,900	Johnson & Johnson	319,480
8,844	Merck & Company, Inc.	330,323
24,653	Pfizer, Inc.	422,799

	Total Health Care	2,045,309

Industrials (2.8%)
2,700	3M Company	225,639
4,600	Caterpillar, Inc.	289,110
5,300	Cooper Industries plc	254,082
9,300	Equifax, Inc.	332,940
8,500	Honeywell International, Inc.	384,795
4,500	Illinois Tool Works, Inc.	213,120
5,600	ITT Corporation	300,216
4,700	Raytheon Company	268,464
3,700	United Technologies Corporation	272,357

	Total Industrials	2,540,723

Information Technology (2.1%)
13,600	Altera Corporation[i]	330,616
34,800	EarthLink, Inc.	297,192
12,000	Intel Corporation	267,120
3,700	International Business Machines Corporation	474,525
13,300	Microsoft Corporation	389,291
6,100	Tyco Electronics, Ltd.	167,628

	Total Information Technology	1,926,372

Materials (1.3%)
5,950	ArcelorMittal[f]	261,265
6,400	Bemis Company, Inc.	183,808
3,400	BHP Billiton, Ltd. ADR	273,088
7,600	E.I. du Pont de Nemours and Company	283,024
2,100	Lubrizol Corporation	192,612

	Total Materials	1,193,797

Telecommunications Services (1.0%)
15,700	AT&T, Inc.	405,688
16,400	Verizon Communications, Inc.	508,728

	Total Telecommunications Services	914,416

Utilities (1.4%)
3,800	Energen Corporation	176,814
6,400	Nicor, Inc.	268,288

Shares	Common Stock (28.9%)	Value
Utilities (1.4%) - continued
20,000	NiSource, Inc.	$316,000
5,800	ONEOK, Inc.	264,770
388	Semgroup Corporation[j]	11,194
408	Semgroup Corporation Warrants, $25, expires 11/30/2014[j,k]	1,571
7,700	UGI Corporation	204,358

	Total Utilities	1,242,995

	Total Common Stock (cost $26,060,558)	26,451,873

Shares	Preferred Stock (1.7%)	Value
Basic Materials (0.2%)
1,900	Freeport-McMoran Copper & Gold, Inc., Convertible, 6.750%	220,343

	Total Basic Materials	220,343

Financials (1.3%)
4,560	AMG Capital Trust I, Convertible, 5.100%	189,240
9,400	Bank of America Corporation, 8.625%	243,930
7,600	Citigroup Capital XII, 8.500%[j]	195,092
3,800	Citigroup, Inc., Convertible, 7.500%	463,144
70	GMAC, Inc., 7.000%[d]	53,358

	Total Financials	1,144,764

Utilities (0.2%)
7,600	CenterPoint Energy, Inc., Convertible, 2.000%	214,700

	Total Utilities	214,700

	Total Preferred Stock (cost $1,409,432)	1,579,807

Shares	Collateral Held for Securities Loaned (4.5%)	Value
4,120,676	Thrivent Financial Securities Lending Trust	4,120,676

	Total Collateral Held for Securities Loaned (cost $4,120,676)	4,120,676

Principal Amount	Short-Term Investments (5.0%)[l]	Value
	Federal Home Loan Bank Discount Notes
1,000,000	0.100%, 4/5/2010	999,989
300,000	0.140%, 4/14/2010[m]	299,985
	Jupiter Securitization Corporation
2,490,000	0.100%, 4/1/2010	2,490,000
	Liberty Street Funding, LLC
810,000	0.080%, 4/1/2010	810,000

	Total Short-Term Investments (at amortized cost)	4,599,974

	Total Investments (cost $93,225,600) 103.1%	$94,330,367

	Other Assets and Liabilities, Net (3.1%)	(2,813,734)

	Total Net Assets 100.0%	$91,516,633

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $8,572,105 or 9.4% of total net assets.
e	In bankruptcy. Interest is not being accrued.
f	All or a portion of the security is on loan.
g	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of March 31, 2010.

Security	Acquisition Date	Amortized Cost
Commercial Mortgage Pass-Through Certificates	5/2/2007	$1,000,000
Tunica-Biloxi Gaming Authority	11/8/2005	210,000
Wachovia Bank Commercial Mortgage Trust	4/25/2007	1,000,000

i	All or a portion of the security was earmarked to cover written options.
j	Non-income producing security.
k	Security is fair valued.
l	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
m	At March 31, 2010, $299,985 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,361,167
Gross unrealized depreciation	(4,256,400)

Net unrealized appreciation (depreciation)	$1,104,767

Cost for federal income tax purposes	$93,225,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Diversified Income Plus Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Financials	96,075	–	96,075	–
Long-Term Fixed Income
Asset-Backed Securities	4,991,852	–	4,197,692	794,160
Basic Materials	3,143,728	–	3,143,728	–
Capital Goods	1,914,547	–	1,914,547	–
Collateralized Mortgage Obligations	10,863,422	–	10,863,422	–
Commercial Mortgage-Backed Securities	4,931,300	–	4,931,300	–
Communications Services	4,143,265	–	4,143,265	–
Consumer Cyclical	4,419,278	–	4,419,278	–
Consumer Non-Cyclical	3,665,600	–	3,665,600	–
Energy	3,091,841	–	3,091,841	–
Financials	8,639,176	–	8,639,176	–
Technology	1,252,252	–	1,252,252	–
Transportation	995,325	–	433,925	561,400
U.S. Government and Agencies	1,491,210	–	1,491,210	–
Utilities	3,939,166	–	3,939,166	–
Common Stock
Consumer Discretionary	2,418,095	2,418,095	–	–
Consumer Staples	2,356,138	2,356,138	–	–
Energy	2,528,321	2,528,321	–	–
Financials	9,285,707	9,285,707	–	–
Health Care	2,045,309	2,045,309	–	–
Industrials	2,540,723	2,540,723	–	–
Information Technology	1,926,372	1,926,372	–	–
Materials	1,193,797	1,193,797	–	–
Telecommunications Services	914,416	914,416	–	–
Utilities	1,242,995	1,241,424	–	1,571
Preferred Stock
Basic Materials	220,343	220,343	–	–
Financials	1,144,764	902,166	242,598	–
Utilities	214,700	–	214,700	–
Collateral Held for Securities Loaned	4,120,676	4,120,676	–	–
Short-Term Investments	4,599,974	–	4,599,974	–
Total	$94,330,367	$31,693,487	$61,279,749	$1,357,131

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	45,071	45,071	–	–
Call Options Written	2,120	2,120	–	–
Total Asset Derivatives	$47,191	$47,191	$–	$–

Liability Derivatives
Futures Contracts	13,282	13,282	–	–
Total Liability Derivatives	$13,282	$13,282	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Diversified Income Plus Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Long-Term Fixed Income
Asset-Backed Securities	1,631,215	–	–	62,945	(900,000)	–	–	794,160
Transportation	140,700	(131)	–	(1,169)	422,000	–	–	561,400
Utilities	10,098	–	–	2,667	–	–	(11,194)	1,571
Total	$1,782,013	($131)	$–	$64,443	($478,000)	$–	($11,194)	$1,357,131

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	June 2010	$2,999,220	$2,985,938	($13,282)
10-Yr. U.S. Treasury Bond Futures	(15)	June 2010	(1,749,923)	(1,743,751)	6,172
S&P 500 Index Mini-Futures	35	June 2010	2,000,201	2,039,100	38,899
Total Futures Contracts					$31,789

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures	10	$1,190.00	April 2010	($2,075)	$1,523
S&P 500 Mini-Futures	10	1,185.00	April 2010	(2,750)	597
Total Call Options Written				($4,825)	$2,120

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$1,336,140	$7,722,406	$4,937,870	4,120,676	$4,120,676	$948
Total Value and Income Earned	1,336,140				4,120,676	948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (89.1%)	Value
Asset-Backed Securities (5.5%)
	Americredit Automobile Receivables Trust
$13,527	0.308%, 4/6/2010[a,b]	$13,470
	Bear Stearns Asset-Backed Securities, Inc.
63,208	5.000%, 1/25/2034	58,929
	Capital Auto Receivables Asset Trust
4,663	0.330%, 4/15/2010[b]	4,662
	Capital One Auto Finance Trust
31,151	0.270%, 4/15/2010[a,b]	30,985
167,367	5.030%, 4/15/2012[a]	168,527
	Chrysler Financial Lease Trust
60,000	1.780%, 6/15/2011[c]	59,975
	Household Automotive Trust
5,295	5.610%, 8/17/2011	5,325
372	5.280%, 9/19/2011	373

	Total Asset-Backed Securities	342,246

Basic Materials (1.3%)
	Yara International ASA
70,000	7.875%, 6/11/2019[c]	81,669

	Total Basic Materials	81,669

Capital Goods (1.0%)
	Thomas & Betts Corporation
60,000	5.625%, 11/15/2021	60,480

	Total Capital Goods	60,480

Collateralized Mortgage Obligations (5.9%)
	American Home Mortgage Assets Trust
122,872	1.423%, 4/1/2010[b]	63,429
115,046	0.371%, 4/26/2010[b]	65,576
75,711	0.436%, 4/26/2010[b]	38,917
	Chase Funding Mortgage Loan Asset-Backed Certificates
10,975	4.045%, 5/25/2033	10,858
	Credit Suisse First Boston Mortgage Securities Corporation
46,421	3.196%, 12/25/2033	15,813
	GMAC Mortgage Corporation Loan Trust
60,000	5.500%, 10/25/2033	58,264
	J.P. Morgan Mortgage Trust
39,384	5.290%, 7/25/2035	37,453
	Master Alternative Loans Trust
26,446	6.250%, 7/25/2036	18,571
	Merrill Lynch Mortgage Investors Trust
18,160	5.143%, 12/25/2035	17,834
	Residential Asset Securitization Trust
36,049	6.250%, 11/25/2036	23,129
	Structured Asset Securities Corporation
23,840	5.000%, 6/25/2035	18,026

	Total Collateralized Mortgage Obligations	367,870

Principal Amount	Long-Term Fixed Income (89.1%)	Value
Communications Services (2.5%)
	Cox Communications, Inc.
$50,000	7.750%, 11/1/2010	$51,874
	Crown Castle Towers, LLC
100,000	5.495%, 1/15/2017[c]	102,723

	Total Communications Services	154,597

Consumer Cyclical (4.8%)
	American Honda Finance Corporation
100,000	1.021%, 6/21/2010[b,c]	100,000
	CVS Pass-Through Trust
49,895	7.507%, 1/10/2032[c]	55,485
	GameStop Corporation
50,000	8.000%, 10/1/2012	51,875
	McGuire Air Force Base/Fort Dix Privatized Military Housing Project
50,000	5.611%, 9/15/2051[c]	40,446
	Ohana Military Communities, LLC
60,000	6.000%, 10/1/2051[c]	54,346

	Total Consumer Cyclical	302,152

Consumer Non-Cyclical (4.4%)
	H.J. Heinz Finance Company
70,000	7.125%, 8/1/2039[c]	79,419
	Howard Hughes Medical Institute
60,000	3.450%, 9/1/2014	61,906
	Koninklijke (Royal) Philips Electronics NV
35,000	1.406%, 6/11/2010[b]	35,375
	New Albertsons, Inc.
50,000	8.350%, 5/1/2010	50,170
	Postal Square, LP
35,857	8.950%, 6/15/2022	45,174

	Total Consumer Non-Cyclical	272,044

Energy (5.2%)
	Chesapeake Energy Corporation
40,000	6.500%, 8/15/2017	38,700
	Enterprise Products Operating, LLC
70,000	4.600%, 8/1/2012	73,839
	Enterprise Products Operating, LP
40,000	4.950%, 6/1/2010	40,207
	Great River Energy
56,775	5.829%, 7/1/2017[c]	62,692
	Pioneer Natural Resources Company
110,000	5.875%, 7/15/2016	108,248

	Total Energy	323,686

Financials (35.6%)
	Achmea Hypotheekbank NV
60,000	0.599%, 5/4/2010[b,c]	59,918
	Agfirst Farm Credit Bank
120,000	6.585%, 6/15/2012[c]	97,959
	AgriBank FCB
70,000	9.125%, 7/15/2019	79,636
	Australia and New Zealand Banking Group, Ltd.
50,000	0.549%, 4/21/2010[b,c]	49,993

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (89.1%)	Value
Financials (35.6%) - continued
	BAC Capital Trust XIV
$50,000	1.052%, 6/1/2010[b]	$33,856
	Bank of Nova Scotia
60,000	0.502%, 6/7/2010[b]	59,971
	Capital One Bank USA NA
70,000	8.800%, 7/15/2019	84,578
	Capital One Capital V
30,000	10.250%, 8/15/2039	35,541
	Credit Agricole SA
50,000	6.637%, 5/31/2017[c]	43,625
	Credit Suisse USA, Inc.
50,000	0.450%, 5/17/2010[b]	50,042
	Deutsche Bank AG NY
70,000	0.861%, 6/18/2010[b]	70,078
	Discover Financial Services
70,000	0.786%, 6/11/2010[b]	69,926
	Glitnir Banki HF
50,000	3.226%, 1/21/2011[d,e]	14,750
	Goldman Sachs Group, Inc.
50,000	0.649%, 4/22/2010[b]	48,346
	HCP, Inc.
60,000	5.950%, 9/15/2011	62,584
	HRPT Properties Trust
50,000	0.857%, 6/16/2010[b]	49,207
	J.P. Morgan Chase & Company
70,000	0.381%, 4/1/2010[b]	70,118
100,000	1.250%, 5/17/2010[b]	75,047
80,000	0.535%, 6/28/2010[b]	80,541
	MBNA Capital
100,000	1.049%, 5/1/2010[b]	68,751
	MetLife, Inc.
70,000	0.608%, 6/29/2010[b]	70,544
	National Semiconductor Corporation
50,000	0.507%, 6/15/2010[b]	49,941
	Nationwide Health Properties, Inc.
60,000	6.900%, 10/1/2037	61,361
	Nordea Bank Finland plc
50,000	0.551%, 4/14/2010[b]	49,965
	PACCAR Financial Corporation
70,000	0.699%, 4/6/2010[b,f]	69,793
	Private Export Funding Corporation
75,000	3.050%, 10/15/2014	75,950
	Rabobank Nederland
70,000	11.000%, 6/30/2019[c]	90,080
	State Street Bank and Trust Company
70,000	0.457%, 6/15/2010[b]	70,207
	Suncorp-Metway, Ltd.
70,000	0.633%, 6/17/2010[b,c]	70,110
	SunTrust Bank
70,000	0.361%, 5/21/2010[b]	67,553
	TD Ameritrade Holding Corporation
70,000	4.150%, 12/1/2014	70,418
	US AgBank FCB
50,000	6.110%, 7/10/2012[c]	26,729
	Wachovia Corporation
70,000	0.402%, 6/1/2010[b]	69,489
60,000	7.574%, 8/1/2026	65,250

Principal Amount	Long-Term Fixed Income (89.1%)	Value
Financials (35.6%) - continued
	Westfield Capital Corporation, Ltd./WT Finance Australia, Pty Ltd./WEA Finance, LLC
$40,000	4.375%, 11/15/2010[c]	$40,622
	Westpac Banking Corporation
70,000	0.549%, 4/21/2010[b,c]	69,946

	Total Financials	2,222,425

Foreign (1.2%)
	Province of Ontario
75,000	0.701%, 5/24/2010[b]	75,599

	Total Foreign	75,599

Technology (0.8%)
	Amphenol Corporation
50,000	4.750%, 11/15/2014	51,434

	Total Technology	51,434

Transportation (2.4%)
	APL, Ltd.
25,000	8.000%, 1/15/2024	18,687
	Skyway Concession Company, LLC
50,000	0.569%, 6/30/2010[b,c]	49,753
	Toll Road Investors Partnership II, LP
800,000	Zero Coupon, 2/15/2043[c]	65,160
165,841	Zero Coupon, 2/15/2045[c]	14,025

	Total Transportation	147,625

U.S. Government and Agencies (17.7%)
	Federal Home Loan Banks
60,000	5.000%, 11/17/2017	65,577
	U.S. Department of Housing & Urban Development
1,000,000	3.440%, 8/1/2011	1,035,367

	Total U.S. Government and Agencies	1,100,944

U.S. Municipals (0.8%)
	Oakland, California Redevelopment Agency Tax Allocation Bonds (Central District Redevelopment) (NATL-RE Insured)
50,000	5.252%, 9/1/2016[a,g]	48,640

	Total U.S. Municipals	48,640

	Total Long-Term Fixed Income (cost $5,294,720)	5,551,411

Principal Amount	Short-Term Investments (9.6%)[h]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.100%, 4/14/2010[i]	99,996

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Short-Term Investments (9.6%)[h]	Value
	Federal National Mortgage Association Discount Notes
500,000	0.050%, 4/5/2010	$499,997

	Total Short-Term Investments (at amortized cost)	599,993

	Total Investments (cost $5,894,713) 98.7%	$6,151,404

	Other Assets and Liabilities, Net 1.3%	83,403

	Total Net Assets 100.0%	$6,234,807

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $1,314,675 or 21.1% of total net assets.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Socially Responsible Bond Portfolio owned as of March 31, 2010.

Security	Acquisition Date	Amortized Cost
Glitnir Banki HF	5/1/2008	$47,322

e	In bankruptcy. Interest is not being accrued.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or Government agency identified.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
i	At March 31, 2010, $99,996 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$368,944
Gross unrealized depreciation	(112,253)

Net unrealized appreciation (depreciation)	$256,691

Cost for federal income tax purposes	$5,894,713

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Partner Socially Responsible Bond Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Partner Socially Responsible Bond Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	342,246	–	342,246	–
Basic Materials	81,669	–	81,669	–
Capital Goods	60,480	–	60,480	–
Collateralized Mortgage Obligations	367,870	–	367,870	–
Communications Services	154,597	–	154,597	–
Consumer Cyclical	302,152	–	302,152	–
Consumer Non-Cyclical	272,044	–	272,044	–
Energy	323,686	–	323,686	–
Financials	2,222,425	–	2,222,425	–
Foreign	75,599	–	75,599	–
Technology	51,434	–	51,434	–
Transportation	147,625	–	147,625	–
U.S. Government and Agencies	1,100,944	–	1,100,944	–
U.S. Municipals	48,640	–	48,640	–
Short-Term Investments	599,993	–	599,993	–
Total	$6,151,404	$–	$6,151,404	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,901	5,901	–	–
Total Asset Derivatives	$5,901	$5,901	$–	$–

Liability Derivatives
Futures Contracts	6,677	6,677	–	–
Total Liability Derivatives	$6,677	$6,677	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	June 2010	($3,251,274)	($3,254,297)	($3,023)
5-Yr. U.S. Treasury Bond Futures	(8)	June 2010	(922,258)	(918,750)	3,508
10-Yr. U.S. Treasury Bond Futures	12	June 2010	1,398,654	1,395,000	(3,654)
20-Yr. U.S. Treasury Bond Futures	6	June 2010	694,357	696,750	2,393
Total Futures Contracts					($776)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Income Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Bank Loans (0.5%)[a]	Value
Basic Materials (0.1%)
	Lyondell Chemical Company, Term Loan
$730,000	4.000%, 3/14/2016[b,c]	$737,074
	Smurfit-Stone Container Enterprises, Inc., Term Loan
1,250,000	0.500%, 3/9/2016[b,c]	1,250,312

	Total Basic Materials	1,987,386

Communications Services (0.1%)
	Charter Communications Operating, LLC, Term Loan
1,260,000	5.000%, 3/6/2014[b,c]	1,288,879

	Total Communications Services	1,288,879

Consumer Cyclical (0.1%)
	Ford Motor Company, Term Loan
1,255,142	3.258%, 12/15/2013	1,213,346

	Total Consumer Cyclical	1,213,346

Consumer Non-Cyclical (0.1%)
	HCA, Inc., Term Loan
1,068,496	2.540%, 11/18/2013	1,041,367

	Total Consumer Non-Cyclical	1,041,367

Technology (0.1%)
	Freescale Semiconductor, Term Loan
1,250,000	4.250%, 12/1/2013[b,c]	1,179,238

	Total Technology	1,179,238

	Total Bank Loans (cost $6,584,329)	6,710,216

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Asset-Backed Securities (2.4%)
	Capitalsource Commercial Loan Trust
2,654,979	0.370%, 4/20/2010[d,e]	2,469,492
	Carrington Mortgage Loan Trust
2,200,000	0.396%, 4/26/2010[e]	969,811
	First Franklin Mortgage Loan Asset-Backed Certificates
345,097	0.336%, 4/26/2010[e]	341,948
	GMAC Mortgage Corporation Loan Trust
6,689,820	0.426%, 4/26/2010[e,f]	2,604,266
7,644,747	0.426%, 4/26/2010[e,f]	3,939,078
	Goldman Sachs Alternative Mortgage Products Trust
7,500,000	0.326%, 4/26/2010[e]	6,641,115
	IndyMac Seconds Asset-Backed Trust
904,244	0.416%, 4/26/2010[e,f]	181,494
	Merna Reinsurance, Ltd.
12,250,000	2.040%, 7/7/2010[g]	12,149,550
	Renaissance Home Equity Loan Trust
3,095,685	5.746%, 5/25/2036	1,777,924

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Asset-Backed Securities (2.4%) - continued
$2,000,000	6.011%, 5/25/2036	$994,938

	Total Asset-Backed Securities	32,069,616

Basic Materials (5.1%)
	Airgas, Inc.
1,250,000	7.125%, 10/1/2018[g]	1,375,000
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,985,815
6,050,000	6.125%, 6/1/2018	6,350,727
	Arch Western Finance, LLC
1,900,000	6.750%, 7/1/2013	1,907,125
	Ashland, Inc.
1,260,000	9.125%, 6/1/2017[g]	1,411,200
	Cascades, Inc.
750,000	7.750%, 12/15/2017[g]	755,625
250,000	7.875%, 1/15/2020[g]	251,250
	CONSOL Energy, Inc.
510,000	8.000%, 4/1/2017[g]	524,025
630,000	8.250%, 4/1/2020[g]	647,325
	Domtar Corporation
1,900,000	7.125%, 8/15/2015	1,976,000
	Dow Chemical Company
3,250,000	5.900%, 2/15/2015	3,518,528
3,150,000	8.550%, 5/15/2019	3,810,684
	FMG Finance, Pty., Ltd.
2,500,000	10.625%, 9/1/2016[g]	2,881,250
	Freeport-McMoRan Copper & Gold, Inc.
3,060,000	8.375%, 4/1/2017	3,404,250
	Georgia-Pacific, LLC
1,250,000	7.125%, 1/15/2017[g]	1,300,000
	International Paper Company
2,500,000	7.500%, 8/15/2021	2,840,785
1,250,000	7.300%, 11/15/2039	1,335,816
	LBI Escrow Corporation
320,000	8.000%, 11/1/2017[c,g]	332,000
	Mosaic Global Holdings, Inc., Convertible
2,500,000	7.375%, 12/1/2014[g]	2,675,560
	Nalco Company
1,870,000	8.875%, 11/15/2013	1,926,100
	Newmont Mining Corporation
3,100,000	5.125%, 10/1/2019	3,118,482
	Noble Group, Ltd.
3,150,000	6.750%, 1/29/2020[g]	3,256,313
	NOVA Chemicals Corporation
1,250,000	8.625%, 11/1/2019[g]	1,287,500
	Peabody Energy Corporation
1,250,000	7.375%, 11/1/2016	1,321,875
	Rio Tinto Finance USA, Ltd.
1,200,000	9.000%, 5/1/2019	1,540,117
	Rio Tinto Finance, Ltd.
1,200,000	5.875%, 7/15/2013	1,319,033
3,285,000	6.500%, 7/15/2018	3,697,491
	Steel Dynamics, Inc.
1,625,000	7.625%, 3/15/2020[g]	1,665,625
	Teck Resources, Ltd.
1,250,000	9.750%, 5/15/2014	1,481,250
2,560,000	10.250%, 5/15/2016	3,046,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

151

Income Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Basic Materials (5.1%) - continued
	Vale Overseas, Ltd.
$3,125,000	6.875%, 11/10/2039	$3,237,963

	Total Basic Materials	67,181,114

Capital Goods (2.4%)
	Bombardier, Inc.
950,000	7.750%, 3/15/2020[g]	992,750
	Case New Holland, Inc.
1,200,000	7.125%, 3/1/2014	1,215,000
	CRH America, Inc.
1,900,000	8.125%, 7/15/2018	2,237,444
	Crown Americas, LLC
1,300,000	7.625%, 5/15/2017[g]	1,355,250
	Hutchinson Whampoa Finance, Ltd.
3,750,000	4.625%, 9/11/2015[g]	3,854,070
	John Deere Capital Corporation
3,300,000	5.350%, 4/3/2018	3,511,474
	L-3 Communications Corporation
1,250,000	5.875%, 1/15/2015	1,271,875
	Masco Corporation
1,250,000	7.125%, 3/15/2020	1,262,724
	Owens-Brockway Glass Container, Inc.
1,870,000	8.250%, 5/15/2013	1,893,375
	Republic Services, Inc.
630,000	5.500%, 9/15/2019[g]	645,213
1,600,000	5.000%, 3/1/2020[g]	1,568,973
2,200,000	5.250%, 11/15/2021[g]	2,174,854
	Sealed Air Corporation
1,900,000	7.875%, 6/15/2017[g]	2,063,069
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,647,913
	Waste Management, Inc.
4,300,000	7.375%, 3/11/2019	4,984,491

	Total Capital Goods	31,678,475

Collateralized Mortgage Obligations (2.0%)
	Banc of America Mortgage Securities, Inc.
6,784,243	4.789%, 9/25/2035	5,699,158
	Bear Stearns Mortgage Funding Trust
1,756,346	0.386%, 4/26/2010[e]	361,135
	Countrywide Alternative Loan Trust
5,532,158	6.000%, 1/25/2037	3,641,936
	Deutsche Alt-A Securities, Inc.
3,636,380	1.016%, 4/1/2010[e]	2,038,609
	HomeBanc Mortgage Trust
3,248,171	5.980%, 4/25/2037	2,072,197
	Merrill Lynch Mortgage Investors, Inc.
5,066,415	4.865%, 6/25/2035	4,445,520
	Wachovia Mortgage Loan Trust, LLC
4,346,918	5.531%, 5/20/2036	3,124,595
	Washington Mutual Mortgage Pass-Through Certificates
7,130,897	1.213%, 4/1/2010[e]	3,071,976

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Collateralized Mortgage Obligations (2.0%) - continued
$1,046,101	0.536%, 4/25/2010[e]	$806,227

	Total Collateralized Mortgage Obligations	25,261,353

Commercial Mortgage-Backed Securities (5.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
3,000,000	0.380%, 4/15/2010[d,e]	2,585,931
3,500,000	5.331%, 2/11/2044	3,372,208
	Citigroup Commercial Mortgage Trust
12,500,000	0.370%, 4/15/2010[e,g]	8,614,962
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	1,839,208
	Commercial Mortgage Pass- Through Certificates
193,155	0.330%, 4/15/2010[e,g]	187,360
2,000,000	0.360%, 4/15/2010[d,e]	1,657,244
4,750,000	0.410%, 4/15/2010[d,e]	3,979,740
	Credit Suisse Mortgage Capital Certificates
7,500,000	0.400%, 4/15/2010[e,g]	6,238,125
3,250,000	5.467%, 9/15/2039	3,122,093
	Greenwich Capital Commercial Funding Corporation
10,750,000	5.867%, 12/10/2049	9,093,511
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
11,285,000	5.336%, 5/15/2047	11,003,902
	Merrill Lynch Mortgage Trust
6,825,000	5.265%, 1/12/2044	6,362,476
	Wachovia Bank Commercial Mortgage Trust
7,500,000	0.350%, 4/15/2010[d,e]	5,602,260
7,700,000	4.390%, 2/15/2041	7,846,000
2,000,000	5.765%, 7/15/2045	2,038,520
	WaMu Commercial Mortgage Securities Trust
722,223	3.830%, 1/25/2035[g]	731,752

	Total Commercial Mortgage- Backed Securities	74,275,292

Communications Services (10.8%)
	Alltel Corporation
3,875,000	7.000%, 3/15/2016	4,427,052
	America Movil SA de CV
3,800,000	5.000%, 3/30/2020[g]	3,746,291
	American Tower Corporation
900,000	4.625%, 4/1/2015	925,573
	AT&T, Inc.
3,100,000	6.700%, 11/15/2013	3,537,370
2,000,000	6.400%, 5/15/2038	2,056,268
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,020,010
1,300,000	7.875%, 9/1/2023	1,411,938
	CC Holdings GS V, LLC
1,550,000	7.750%, 5/1/2017[g]	1,689,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Income Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Communications Services (10.8%) - continued
	Cellco Partnership/Verizon Wireless Capital, LLC
$3,100,000	5.550%, 2/1/2014	$3,387,810
	Charter Communications Operating, LLC
1,880,000	8.000%, 4/30/2012[g]	1,997,500
	Cincinnati Bell, Inc.
1,870,000	8.250%, 10/15/2017	1,893,375
	Citizens Communications Company
1,514,000	6.250%, 1/15/2013	1,529,140
	Clear Channel Worldwide Holdings, Inc.
1,280,000	9.250%, 12/15/2017[g]	1,337,600
	Comcast Corporation
3,100,000	6.500%, 1/15/2017	3,446,301
1,900,000	6.300%, 11/15/2017	2,093,357
2,900,000	5.700%, 5/15/2018	3,074,841
3,200,000	5.150%, 3/1/2020	3,228,758
2,700,000	6.400%, 5/15/2038	2,739,782
	Cox Communications, Inc.
2,900,000	4.625%, 6/1/2013	3,066,153
1,230,000	5.450%, 12/15/2014	1,329,564
3,400,000	9.375%, 1/15/2019[g]	4,312,319
2,500,000	8.375%, 3/1/2039[g]	3,126,750
	Cricket Communications, Inc.
1,890,000	7.750%, 5/15/2016[h]	1,960,875
	Deutsche Telekom International Finance BV
3,200,000	6.750%, 8/20/2018	3,585,302
	DirecTV Holdings, LLC
3,250,000	5.200%, 3/15/2020[g]	3,199,648
	DIRECTV Holdings, LLC
2,600,000	6.375%, 6/15/2015	2,700,750
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
2,490,000	7.625%, 5/15/2016	2,788,800
1,800,000	5.875%, 10/1/2019[g]	1,873,238
	Equinix, Inc.
750,000	8.125%, 3/1/2018	776,250
	Inmarsat Finance plc
1,070,000	7.375%, 12/1/2017[g]	1,112,800
	Intelsat Jackson Holdings, Ltd.
310,000	8.500%, 11/1/2019[g]	325,500
	Intelsat Subsidiary Holding Company, Ltd.
2,200,000	8.875%, 1/15/2015	2,271,500
	Level 3 Financing, Inc.
450,000	10.000%, 2/1/2018[g]	429,750
	MetroPCS Wireless, Inc.
1,890,000	9.250%, 11/1/2014[h]	1,932,525
	New Cingular Wireless Services, Inc.
1,350,000	8.750%, 3/1/2031	1,743,135
	New Communications Holdings, Inc.
1,580,000	8.250%, 4/15/2017[c,g]	1,607,650
	News America, Inc.
1,900,000	6.900%, 3/1/2019	2,159,278
1,900,000	5.650%, 8/15/2020	2,001,916
2,140,000	6.400%, 12/15/2035	2,185,265

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Communications Services (10.8%) - continued
	Nextel Communications, Inc.
$1,270,000	7.375%, 8/1/2015	$1,206,500
	Qwest Communications International, Inc.
1,300,000	7.500%, 2/15/2014	1,322,750
	Qwest Corporation
600,000	8.375%, 5/1/2016	675,000
3,200,000	6.500%, 6/1/2017	3,332,000
	Rogers Communications, Inc.
3,200,000	7.500%, 3/15/2015	3,735,046
2,450,000	6.800%, 8/15/2018	2,786,995
2,410,000	8.750%, 5/1/2032	2,924,855
	Telecom Italia Capital SA
2,750,000	5.250%, 10/1/2015	2,815,703
2,500,000	7.175%, 6/18/2019	2,699,012
	Telefonica SA
2,500,000	4.949%, 1/15/2015	2,639,870
2,500,000	5.877%, 7/15/2019	2,677,590
	Time Warner Cable, Inc.
3,500,000	5.850%, 5/1/2017	3,747,628
2,500,000	8.250%, 4/1/2019	3,025,220
3,125,000	5.000%, 2/1/2020	3,081,191
2,600,000	6.750%, 6/15/2039	2,727,418
	Time Warner Entertainment Company, LP
1,850,000	8.375%, 3/15/2023	2,257,818
	tw telecom holdings, inc.
320,000	8.000%, 3/1/2018[g]	327,200
	UPC Holding BV
1,070,000	9.875%, 4/15/2018[g]	1,123,500
	Verizon Communications, Inc.
2,000,000	8.750%, 11/1/2018	2,509,020
3,150,000	8.950%, 3/1/2039	4,271,608
	Virgin Media Finance plc
1,270,000	9.500%, 8/15/2016	1,387,475
620,000	8.375%, 10/15/2019	637,050

	Total Communications Services	141,941,883

Consumer Cyclical (5.6%)
	American Honda Finance Corporation
5,000,000	3.500%, 3/16/2015[g]	4,974,195
	Ameristar Casinos, Inc.
1,890,000	9.250%, 6/1/2014	1,979,775
	AOL Time Warner, Inc.
3,100,000	7.700%, 5/1/2032	3,577,933
	Corrections Corporation of America
1,870,000	6.250%, 3/15/2013	1,895,712
	CVS Caremark Corporation
3,100,000	6.600%, 3/15/2019	3,465,850
2,500,000	6.302%, 6/1/2037	2,362,500
	D.R. Horton, Inc.
2,900,000	5.375%, 6/15/2012	2,972,500
	FireKeepers Development Authority
1,240,000	13.875%, 5/1/2015[g]	1,435,300
	Ford Motor Credit Company, LLC
1,300,000	5.507%, 6/15/2010[e]	1,326,000
1,870,000	7.250%, 10/25/2011	1,933,376
1,480,000	8.000%, 6/1/2014	1,558,079

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Income Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Consumer Cyclical (5.6%) - continued
	Host Hotels and Resorts, LP, Convertible
$630,000	2.500%, 10/15/2029[g]	$763,875
	Hyatt Hotels Corporation
3,100,000	5.750%, 8/15/2015[g]	3,163,773
	J.C. Penney Corporation, Inc.
1,200,000	7.950%, 4/1/2017	1,344,000
	Macy’s Retail Holdings, Inc.
1,280,000	5.350%, 3/15/2012	1,344,000
2,930,000	8.875%, 7/15/2015	3,310,900
	MGM Mirage
2,395,000	9.000%, 3/15/2020[g]	2,466,850
	Nissan Motor Acceptance Corporation
4,100,000	5.625%, 3/14/2011[g]	4,248,272
	QVC, Inc.
320,000	7.125%, 4/15/2017[g]	322,000
320,000	7.375%, 10/15/2020[g]	321,600
	Rite Aid Corporation
1,250,000	9.500%, 6/15/2017[h]	1,050,000
	Speedway Motorsports, Inc.
1,250,000	8.750%, 6/1/2016	1,331,250
	Time Warner, Inc.
4,500,000	4.875%, 3/15/2020	4,396,644
	Toll Bros Finance Corporation
3,100,000	6.750%, 11/1/2019	3,132,302
	Toys R Us Property Company I, LLC
1,250,000	10.750%, 7/15/2017[g,h]	1,393,750
	Universal City Development Partners, Ltd.
1,870,000	8.875%, 11/15/2015[g]	1,884,025
	Viacom, Inc.
4,300,000	6.250%, 4/30/2016	4,750,670
	Volvo Treasury AB
3,100,000	5.950%, 4/1/2015[g]	3,158,733
	Wal-Mart Stores, Inc.
3,025,000	5.875%, 4/5/2027	3,204,316
	WMG Acquisition Corporation
1,250,000	9.500%, 6/15/2016[g]	1,335,938
	Wyndham Worldwide Corporation
3,735,000	6.000%, 12/1/2016	3,700,055

	Total Consumer Cyclical	74,104,173

Consumer Non-Cyclical (6.3%)
	Altria Group, Inc.
1,200,000	8.500%, 11/10/2013	1,402,666
3,000,000	9.700%, 11/10/2018	3,688,887
2,500,000	9.950%, 11/10/2038	3,282,907
	AmerisourceBergen Corporation
3,000,000	5.875%, 9/15/2015	3,277,986
	Anheuser-Busch InBev Worldwide, Inc.
3,125,000	5.375%, 11/15/2014[g]	3,384,706
1,900,000	6.875%, 11/15/2019[g]	2,181,567
3,750,000	5.375%, 1/15/2020	3,868,429
2,525,000	5.000%, 4/15/2020[g]	2,532,774
	Baxter International, Inc.
3,000,000	4.250%, 3/15/2020	2,968,728
	Boston Scientific Corporation
1,900,000	4.500%, 1/15/2015	1,820,901
1,875,000	6.000%, 1/15/2020	1,771,296

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Consumer Non-Cyclical (6.3%) - continued
	Cargill, Inc.
$4,600,000	5.600%, 9/15/2012[g]	$4,977,320
	Constellation Brands, Inc.
1,200,000	7.250%, 5/15/2017	1,230,000
	DaVita, Inc.
1,260,000	6.625%, 3/15/2013	1,267,875
1,250,000	7.250%, 3/15/2015	1,275,000
	Del Monte Corporation
1,250,000	7.500%, 10/15/2019[g]	1,310,938
	Fortune Brands, Inc.
2,500,000	6.375%, 6/15/2014	2,735,955
1,300,000	5.375%, 1/15/2016	1,354,409
	Hasbro, Inc.
3,250,000	6.350%, 3/15/2040	3,211,156
	HCA, Inc.
1,250,000	9.625%, 11/15/2016	1,339,062
2,490,000	8.500%, 4/15/2019[g]	2,678,306
1,270,000	7.250%, 9/15/2020[g]	1,287,462
	Kraft Foods, Inc.
3,150,000	4.125%, 2/9/2016	3,191,917
3,100,000	5.375%, 2/10/2020	3,150,700
	Kroger Company
2,500,000	6.400%, 8/15/2017	2,779,420
1,625,000	6.150%, 1/15/2020	1,764,032
	Life Technologies Corporation
1,900,000	6.000%, 3/1/2020	1,945,361
	McKesson Corporation
1,600,000	7.500%, 2/15/2019	1,897,181
	Novartis Capital Corporation
4,000,000	4.400%, 4/24/2020	3,998,948
	Roche Holdings, Inc.
5,000,000	6.000%, 3/1/2019[g]	5,525,625
	SUPERVALU, Inc.
1,270,000	7.500%, 11/15/2014	1,289,050
	Tenet Healthcare Corporation
1,870,000	10.000%, 5/1/2018[g]	2,094,400
	TreeHouse Foods, Inc.
1,260,000	7.750%, 3/1/2018	1,307,250
	U.S. Oncology, Inc.
1,230,000	9.125%, 8/15/2017	1,285,350

	Total Consumer Non-Cyclical	83,077,564

Energy (9.0%)
	Anadarko Petroleum Corporation
1,100,000	5.750%, 6/15/2014	1,191,636
1,900,000	5.950%, 9/15/2016	2,069,995
3,000,000	6.200%, 3/15/2040	2,951,745
	Cenovus Energy, Inc.
1,750,000	4.500%, 9/15/2014[g]	1,825,771
2,500,000	6.750%, 11/15/2039[g]	2,711,412
	CenterPoint Energy Resources Corporation
6,850,000	6.125%, 11/1/2017	7,227,551
	Chesapeake Energy Corporation
1,900,000	6.500%, 8/15/2017	1,838,250
	Denbury Resources, Inc.
220,000	8.250%, 2/15/2020	233,200
	Enbridge Energy Partners, LP
950,000	5.200%, 3/15/2020	954,141
3,800,000	8.050%, 10/1/2037	3,761,624
	Energy Transfer Partners, LP
5,900,000	6.700%, 7/1/2018	6,444,877

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Income Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Energy (9.0%) - continued
	Enterprise Products Operating, LLC
$3,725,000	5.600%, 10/15/2014	$4,031,877
4,000,000	6.300%, 9/15/2017	4,393,924
	EQT Corporation
1,300,000	8.125%, 6/1/2019	1,544,451
	Ferrellgas Partners, LP
1,870,000	6.750%, 5/1/2014	1,851,300
	Kinder Morgan Energy Partners, LP
3,100,000	5.800%, 3/1/2021	3,239,999
	Magellan Midstream Partners, LP
2,700,000	6.450%, 6/1/2014	2,998,604
	Marathon Oil Canada Corporation
3,100,000	8.375%, 5/1/2012	3,482,720
	Marathon Oil Corporation
2,600,000	5.900%, 3/15/2018	2,773,737
	Mariner Energy, Inc.
1,450,000	8.000%, 5/15/2017	1,424,625
	Motiva Enterprises, LLC
1,300,000	5.750%, 1/15/2020[g]	1,360,840
	Nexen, Inc.
1,300,000	6.200%, 7/30/2019	1,401,587
3,075,000	6.400%, 5/15/2037	3,099,674
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,754,422
	ONEOK Partners, LP
1,000,000	8.625%, 3/1/2019	1,234,846
3,250,000	6.850%, 10/15/2037	3,474,633
	PetroHawk Energy Corporation
2,200,000	10.500%, 8/1/2014	2,428,250
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	2,498,603
1,260,000	7.500%, 1/15/2020	1,296,410
	Plains All American Pipeline, LP
3,150,000	6.500%, 5/1/2018	3,432,089
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019[h]	1,982,200
	Premcor Refining Group, Inc.
2,800,000	6.750%, 5/1/2014	2,863,000
	Pride International, Inc.
1,880,000	7.375%, 7/15/2014	1,936,400
	Tesoro Corporation
1,250,000	9.750%, 6/1/2019	1,306,250
	Transcontinental Gas Pipe Line Corporation
900,000	6.400%, 4/15/2016	1,011,549
	Transocean, Inc.
4,200,000	6.000%, 3/15/2018	4,571,914
	Valero Energy Corporation
3,125,000	6.125%, 2/1/2020	3,125,791
	Weatherford International, Ltd.
2,700,000	5.500%, 2/15/2016	2,877,039
3,100,000	6.000%, 3/15/2018	3,237,494
	Williams Companies, Inc.
2,600,000	8.750%, 3/15/2032	3,167,679
	Williams Partners, LP
2,500,000	5.250%, 3/15/2020[g]	2,505,095
2,500,000	6.300%, 4/15/2040[g]	2,484,265

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Energy (9.0%) - continued
	Woodside Finance, Ltd.
$3,125,000	4.500%, 11/10/2014[g]	$3,201,750
	XTO Energy, Inc.
2,500,000	6.750%, 8/1/2037	2,927,002

	Total Energy	118,130,221

Financials (28.1%)
	Abbey National Capital Trust I
3,090,000	8.963%, 6/30/2030	3,306,300
	AMB Property, LP
3,125,000	6.625%, 12/1/2019	3,180,587
	American Express Centurion Bank
2,800,000	5.550%, 10/17/2012	3,018,386
	American Express Credit Corporation
1,650,000	7.300%, 8/20/2013	1,851,981
2,500,000	5.125%, 8/25/2014	2,654,320
	American International Group, Inc.
2,450,000	8.250%, 8/15/2018	2,570,736
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,004,615
	AXA SA
3,900,000	6.463%, 12/14/2018[g]	3,393,000
	Axis Specialty Finance, LLC
3,250,000	5.875%, 6/1/2020	3,207,077
	BAC Capital Trust XI
1,300,000	6.625%, 5/23/2036	1,187,569
	Bank of America Corporation
3,250,000	4.500%, 4/1/2015	3,277,108
3,000,000	6.000%, 9/1/2017	3,120,078
1,900,000	8.000%, 1/30/2018	1,938,627
3,100,000	5.650%, 5/1/2018	3,136,177
2,400,000	8.125%, 5/15/2018	2,448,792
2,600,000	7.625%, 6/1/2019	2,974,044
	Barclays Bank plc
1,700,000	5.000%, 9/22/2016	1,747,379
3,700,000	7.434%, 12/15/2017[g]	3,644,500
	Bear Stearns Companies, Inc.
1,900,000	6.400%, 10/2/2017	2,098,960
	BlackRock, Inc.
2,500,000	5.000%, 12/10/2019	2,502,565
	BNP Paribas SA
3,350,000	5.186%, 6/29/2015[g]	2,948,000
	Boston Properties, Inc.
3,750,000	5.875%, 10/15/2019	3,892,890
	Cantor Fitzgerald, LP
1,700,000	7.875%, 10/15/2019[g]	1,703,652
	Capital One Capital V
1,925,000	10.250%, 8/15/2039	2,280,519
	Capital One Financial Corporation
1,250,000	7.375%, 5/23/2014	1,428,415
1,500,000	6.150%, 9/1/2016	1,556,211
1,200,000	6.750%, 9/15/2017	1,326,016
	CDP Financial, Inc.
5,050,000	3.000%, 11/25/2014[g]	4,972,427
	CIGNA Corporation
4,000,000	6.350%, 3/15/2018	4,308,960
	CIT Group, Inc.
201,351	7.000%, 5/1/2013[h]	195,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Income Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Financials (28.1%) - continued
$302,027	7.000%, 5/1/2014[h]	$285,416
302,027	7.000%, 5/1/2015[h]	281,640
503,379	7.000%, 5/1/2016	464,367
704,731	7.000%, 5/1/2017	650,114
	Citigroup, Inc.
2,500,000	6.500%, 8/19/2013	2,695,030
2,500,000	5.000%, 9/15/2014	2,496,478
3,125,000	6.010%, 1/15/2015	3,283,025
2,700,000	6.125%, 5/15/2018	2,758,830
2,700,000	8.500%, 5/22/2019	3,151,402
	CME Group Index Services, LLC
2,600,000	4.400%, 3/15/2018[g]	2,548,564
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019[h]	3,945,362
	Commonwealth Bank of Australia
3,250,000	5.000%, 3/19/2020[g]	3,229,044
	Corestates Capital Trust I
3,000,000	8.000%, 12/15/2026[g]	3,033,396
	Coventry Health Care, Inc.
1,800,000	5.875%, 1/15/2012	1,864,494
	Developers Diversified Realty Corporation
1,250,000	5.375%, 10/15/2012	1,248,605
	Discover Bank
1,875,000	8.700%, 11/18/2019	2,053,635
	Endurance Specialty Holdings, Ltd.
4,200,000	6.150%, 10/15/2015	4,484,075
	ERP Operating, LP
2,500,000	5.125%, 3/15/2016	2,570,962
1,900,000	5.750%, 6/15/2017	1,963,779
	Fifth Third Bancorp
2,800,000	5.450%, 1/15/2017	2,768,760
	FMR, LLC
3,250,000	5.350%, 11/15/2021[g,h]	3,128,372
	GATX Corporation
1,875,000	4.750%, 10/1/2012	1,957,134
1,250,000	4.750%, 5/15/2015	1,240,664
	General Electric Capital Corporation
1,900,000	6.000%, 8/7/2019	2,007,671
1,550,000	6.875%, 1/10/2039	1,671,845
4,500,000	6.375%, 11/15/2067	4,201,875
	General Motors Acceptance Corporation, LLC
2,500,000	6.875%, 9/15/2011	2,540,625
	GMAC, Inc.
2,100,000	8.300%, 2/12/2015[g]	2,205,000
	Goldman Sachs Group, Inc.
2,500,000	5.350%, 1/15/2016	2,633,558
3,100,000	6.250%, 9/1/2017	3,333,768
1,600,000	5.950%, 1/18/2018	1,678,637
2,600,000	5.375%, 3/15/2020	2,575,953
1,300,000	6.750%, 10/1/2037	1,298,367
	Health Care REIT, Inc.
1,900,000	6.125%, 4/15/2020[c]	1,905,903
	HSBC Capital Funding, LP/Jersey Channel Islands
3,100,000	9.547%, 6/30/2010[g]	3,138,750
	HSBC Holdings plc
2,200,000	6.800%, 6/1/2038	2,359,122

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Financials (28.1%) - continued
	ING Capital Funding Trust III
$3,200,000	8.439%, 12/31/2010	$3,024,000
	International Lease Finance Corporation
1,205,000	5.750%, 6/15/2011	1,211,130
1,900,000	5.300%, 5/1/2012	1,845,415
2,090,000	8.625%, 9/15/2015[g]	2,136,517
630,000	8.750%, 3/15/2017[g]	644,511
	J.P. Morgan Chase & Company
6,100,000	7.900%, 4/30/2018	6,503,210
3,100,000	6.300%, 4/23/2019	3,421,024
	J.P. Morgan Chase Capital XXV
3,100,000	6.800%, 10/1/2037	3,085,821
	Keybank National Association
3,250,000	5.500%, 9/17/2012	3,416,501
	LBG Capital No. 1 PLC
3,100,000	7.875%, 11/1/2020	2,790,000
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	2,752,977
	Lincoln National Corporation
1,250,000	6.250%, 2/15/2020	1,303,396
	Lloyds TSB Bank plc
2,500,000	4.375%, 1/12/2015[g]	2,464,455
2,400,000	5.800%, 1/13/2020[g]	2,341,651
	Lukoil International Finance BV
3,100,000	6.375%, 11/5/2014[g]	3,258,875
	Macquarie Group, Ltd.
2,500,000	7.300%, 8/1/2014[g]	2,791,530
1,250,000	7.625%, 8/13/2019[g]	1,395,255
	Merrill Lynch & Company, Inc.
3,250,000	5.450%, 2/5/2013	3,438,529
3,100,000	6.875%, 4/25/2018	3,340,774
3,000,000	7.750%, 5/14/2038	3,325,413
	MetLife Capital Trust X
3,000,000	9.250%, 4/8/2038[g]	3,375,000
	MetLife, Inc.
3,200,000	6.817%, 8/15/2018	3,549,750
	Morgan Stanley
1,900,000	4.750%, 4/1/2014	1,940,046
3,125,000	4.200%, 11/20/2014	3,131,894
1,900,000	5.450%, 1/9/2017	1,926,421
2,450,000	6.625%, 4/1/2018	2,613,119
3,100,000	5.625%, 9/23/2019	3,089,069
3,500,000	5.500%, 1/26/2020	3,423,487
	MUFG Capital Finance 1, Ltd.
5,130,000	6.346%, 7/25/2016	5,086,636
	National City Bank
3,100,000	5.800%, 6/7/2017	3,224,874
	Nationwide Building Society
4,400,000	6.250%, 2/25/2020[g]	4,486,372
	New York Life Insurance Company
2,500,000	6.750%, 11/15/2039[g]	2,738,917
	Nomura Holdings, Inc.
950,000	5.000%, 3/4/2015	971,104
	Nordea Bank AB
2,500,000	3.700%, 11/13/2014[g]	2,518,903
	PNC Funding Corporation
2,500,000	5.125%, 2/8/2020	2,518,355
	Preferred Term Securities XXIII, Ltd.
5,543,237	0.457%, 6/22/2010[d,e]	3,215,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Income Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Financials (28.1%) - continued
	ProLogis
$2,600,000	5.625%, 11/15/2015	$2,577,757
1,875,000	7.375%, 10/30/2019	1,924,729
3,500,000	6.875%, 3/15/2020	3,457,076
	Prudential Financial, Inc.
1,550,000	3.625%, 9/17/2012	1,594,080
1,250,000	6.200%, 1/15/2015	1,364,529
2,900,000	6.000%, 12/1/2017	3,069,192
1,120,000	5.700%, 12/14/2036	1,061,218
	QBE Insurance Group, Ltd.
1,680,000	9.750%, 3/14/2014[g]	2,041,731
	Regency Centers, LP
2,500,000	5.875%, 6/15/2017	2,495,780
	Reinsurance Group of America, Inc.
4,785,000	5.625%, 3/15/2017	4,713,584
	Resona Bank, Ltd.
4,400,000	5.850%, 4/15/2016[g]	4,153,266
	Royal Bank of Scotland Group plc
1,900,000	7.640%, 9/29/2017	1,197,000
	Royal Bank of Scotland plc
3,150,000	4.875%, 8/25/2014[g]	3,170,223
4,000,000	4.875%, 3/16/2015	3,999,016
	Simon Property Group, LP
1,575,000	6.750%, 5/15/2014	1,723,152
2,280,000	5.750%, 12/1/2015	2,412,005
1,250,000	10.350%, 4/1/2019	1,571,708
3,000,000	5.650%, 2/1/2020	2,926,929
	SLM Corporation
2,300,000	5.400%, 10/25/2011	2,321,579
3,200,000	5.000%, 10/1/2013	3,057,149
1,950,000	8.000%, 3/25/2020	1,898,830
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/25/2016[g]	3,832,353
	TD Ameritrade Holding Corporation
3,775,000	5.600%, 12/1/2019	3,813,769
	TNK-BP Finance SA
3,100,000	7.500%, 7/18/2016[g]	3,371,250
	Travelers Companies, Inc.
995,000	6.250%, 6/15/2037	1,052,542
	Travelers Property Casualty Corporation
1,100,000	5.000%, 3/15/2013	1,181,486
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	2,541,445
	Unum Group
2,500,000	7.125%, 9/30/2016	2,717,590
	USB Capital XIII Trust
3,150,000	6.625%, 12/15/2039[h]	3,188,619
	Wachovia Bank NA
2,025,000	4.875%, 2/1/2015	2,099,725
	Wachovia Capital Trust III
3,585,000	5.800%, 3/15/2011	3,038,287
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,625,967
	WEA Finance, LLC
1,500,000	7.125%, 4/15/2018[g]	1,622,763
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
1,850,000	7.500%, 6/2/2014[g]	2,070,701
	Wells Fargo & Company
1,900,000	3.625%, 4/15/2015	1,885,169

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Financials (28.1%) - continued
$1,900,000	7.980%, 3/15/2018	$1,985,500
	Westpac Banking Corporation
3,100,000	4.200%, 2/27/2015	3,191,063
1,925,000	4.875%, 11/19/2019	1,912,062
	Willis North America, Inc.
4,600,000	6.200%, 3/28/2017	4,660,223
1,900,000	7.000%, 9/29/2019	1,989,653
	XL Capital, Ltd.
3,100,000	6.250%, 5/15/2027	2,922,888

	Total Financials	370,263,524

Foreign (1.6%)
	Abu Dhabi National Energy Company
1,600,000	6.250%, 9/16/2019[g,h]	1,608,643
	Brazil Government International Bond
3,150,000	5.625%, 1/7/2041	2,965,725
	Corporacion Andina de Fomento
2,000,000	8.125%, 6/4/2019	2,349,516
	Export-Import Bank of Korea
1,575,000	5.875%, 1/14/2015	1,697,776
	Korea Development Bank/ Republic of Korea
2,500,000	4.375%, 8/10/2015	2,537,377
	Korea Expressway Corporation
1,250,000	4.500%, 3/23/2015[g]	1,268,865
	Petrobras International Finance Company
2,050,000	5.750%, 1/20/2020	2,100,207
	Petroleos Mexicanos
3,100,000	4.875%, 3/15/2015[g]	3,183,700
	Petroleum Company of Trindad & Tobago, Ltd.
1,250,000	9.750%, 8/14/2019[g]	1,421,875
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
1,600,000	5.832%, 9/30/2016[g]	1,707,008

	Total Foreign	20,840,692

Mortgage-Backed Securities (3.2%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,500,000	6.500%, 4/1/2040[c]	3,804,608
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
15,250,000	5.500%, 5/1/2040[c]	16,014,879
21,000,000	6.000%, 5/1/2040[c]	22,404,375

	Total Mortgage-Backed Securities	42,223,862

Technology (1.7%)
	Affiliated Computer Services, Inc.
3,100,000	5.200%, 6/1/2015	3,193,000
	Brocade Communications Systems, Inc.
940,000	6.625%, 1/15/2018[g]	956,450
	CA, Inc.
3,075,000	5.375%, 12/1/2019	3,108,167
	Eastman Kodak Company
940,000	9.750%, 3/1/2018[g]	930,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Income Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Technology (1.7%) - continued
	Flextronics International, Ltd.
$1,890,000	6.250%, 11/15/2014	$1,913,625
	International Game Technology
2,850,000	7.500%, 6/15/2019	3,228,024
	JDA Software Group, Inc.
310,000	8.000%, 12/15/2014[g]	322,400
	Oracle Corporation
1,900,000	5.000%, 7/8/2019	1,988,722
1,900,000	6.125%, 7/8/2039	2,022,563
	Seagate Technology HDD Holdings
1,870,000	6.800%, 10/1/2016	1,874,675
	Xerox Corporation
1,250,000	4.250%, 2/15/2015	1,260,323
950,000	5.625%, 12/15/2019	976,493

	Total Technology	21,775,042

Transportation (2.4%)
	American Airlines Pass Through Trust
1,886,914	10.375%, 7/2/2019[h]	2,184,103
	Avis Budget Car Rental LLC
160,000	9.625%, 3/15/2018[g]	167,200
	Continental Airlines, Inc.
1,125,000	7.250%, 11/10/2019	1,203,750
2,150,000	5.983%, 4/19/2022	2,112,375
	CSX Corporation
1,293,000	7.900%, 5/1/2017	1,521,200
1,807,000	6.220%, 4/30/2040[g]	1,833,382
	Delta Air Lines, Inc.
1,890,000	7.111%, 9/18/2011	1,975,050
1,250,000	9.500%, 9/15/2014[g]	1,314,063
3,450,000	7.750%, 12/17/2019	3,622,500
	FedEx Corporation
3,176,963	6.845%, 1/15/2019	3,263,416
2,983,840	6.720%, 1/15/2022	3,193,707
	Kansas City Southern de Mexico SA de CV
1,260,000	7.375%, 6/1/2014	1,269,450
	Navios Maritime Holdings, Inc.
1,510,000	8.875%, 11/1/2017[g]	1,562,850
	Union Pacific Corporation
3,100,000	5.450%, 1/31/2013	3,359,210
	United Air Lines, Inc.
2,800,000	10.400%, 11/1/2016	3,010,000

	Total Transportation	31,592,256

U.S. Government and Agencies (3.2%)
	U.S. Treasury Bonds
2,000,000	6.250%, 8/15/2023	2,403,438
	U.S. Treasury Notes
3,100,000	2.625%, 6/30/2014	3,145,775
7,000,000	2.625%, 12/31/2014	7,050,316
3,300,000	3.250%, 5/31/2016	3,341,507
3,000,000	2.750%, 2/15/2019	2,784,609
4,500,000	3.125%, 5/15/2019	4,285,899
4,000,000	3.375%, 11/15/2019	3,859,688
	U.S. Treasury Notes, TIPS
2,682,125	2.500%, 7/15/2016	2,930,221
3,206,051	1.625%, 1/15/2018	3,279,941
3,145,663	1.875%, 7/15/2019	3,240,278

Principal Amount	Long-Term Fixed Income (95.7%)	Value
U.S. Government and Agencies (3.2%) - continued
$5,811,194	1.375%, 1/15/2020	$5,695,877

	Total U.S. Government and Agencies	42,017,549

U.S. Municipals (0.7%)
	California General Obligation Bonds (Build America Bonds)
3,250,000	7.950%, 3/1/2036	3,329,073
	Illinois General Obligation Bonds
2,400,000	4.421%, 1/1/2015	2,419,008
	Illinois General Obligation Bonds (Build America Bonds)
3,765,000	6.630%, 2/1/2035	3,705,136

	Total U.S. Municipals	9,453,217

Utilities (5.6%)
	AES Corporation
1,850,000	8.000%, 6/1/2020	1,843,062
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	1,854,618
	Columbus Southern Power Company
2,400,000	6.050%, 5/1/2018	2,576,582
	Commonwealth Edison Company
3,500,000	7.500%, 7/1/2013	3,978,684
1,500,000	6.150%, 9/15/2017	1,657,693
	Consolidated Natural Gas Company
1,550,000	5.000%, 12/1/2014	1,651,703
	Dominion Resources, Inc.
950,000	5.200%, 8/15/2019	972,346
	DTE Energy Company
2,500,000	6.375%, 4/15/2033	2,372,473
	El Paso Corporation
2,170,000	8.250%, 2/15/2016	2,316,475
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,060,722
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,175,112
	Illinois Power Company
3,200,000	6.125%, 11/15/2017	3,408,026
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[g]	3,129,810
4,000,000	6.050%, 1/31/2018[g]	4,194,036
	MidAmerican Energy Holdings Company
3,350,000	6.500%, 9/15/2037	3,542,548
	Mirant Americas Generation, LLC
1,250,000	8.300%, 5/1/2011	1,284,375
	National Rural Utilities Cooperative Finance Corporation
2,500,000	3.875%, 9/16/2015	2,551,043
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,021,511
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,002,191
	NRG Energy, Inc.
2,250,000	7.375%, 2/1/2016	2,233,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Income Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (95.7%)	Value
Utilities (5.6%) - continued
	Ohio Edison Company
$1,550,000	6.875%, 7/15/2036	$1,670,454
	Ohio Power Company
2,200,000	5.375%, 10/1/2021	2,245,751
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	3,704,821
	Power Receivables Finance, LLC
1,499,025	6.290%, 1/1/2012[d]	1,538,284
	Progress Energy, Inc.
1,075,000	7.000%, 10/30/2031	1,178,234
	PSEG Power, LLC
4,800,000	5.000%, 4/1/2014	5,045,621
	Southern Star Central Corporation
3,600,000	6.750%, 3/1/2016	3,640,500
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	2,709,969
	Union Electric Company
2,900,000	6.400%, 6/15/2017	3,182,274

	Total Utilities	73,742,043

	Total Long-Term Fixed Income (cost $1,231,459,726)	1,259,627,876

Shares	Mutual Funds (1.3%)	Value
Fixed Income Mutual Funds (1.3%)
3,779,609	Thrivent High Yield Fund	17,575,183

	Total Fixed Income Mutual Funds	17,575,183

	Total Mutual Funds (cost $13,300,000)	17,575,183

Shares	Preferred Stock (0.4%)	Value
Financials (0.4%)
52,000	Citigroup Capital XII, 8.500%[i]	1,334,840
22,000	Citigroup, Inc., Convertible, 7.500%	2,681,360
359,990	Federal National Mortgage Association, 8.250%[i]	457,187
167	GMAC, Inc., 7.000%[g]	127,296

	Total Financials	4,600,683

	Total Preferred Stock (cost $10,520,736)	4,600,683

Shares	Common Stock (0.1%)	Value
Financials (0.1%)
17,331	CIT Group, Inc.[i]	675,216

	Total Financials	675,216

	Total Common Stock (cost $554,987)	675,216

Shares	Collateral Held for Securities Loaned (1.1%)	Value
14,489,510	Thrivent Financial Securities Lending Trust	$14,489,510

	Total Collateral Held for Securities Loaned (cost $14,489,510)	14,489,510

Principal Amount	Short-Term Investments (4.9%)[j]	Value
	Federal Home Loan Bank Discount Notes
35,000,000	0.120%, 4/14/2010	34,998,483
5,075,000	0.125%, 4/16/2010[k]	5,074,736
5,000,000	0.115%, 4/21/2010	4,999,680
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.176%, 5/17/2010	4,999,121
1,000,000	0.165%, 5/19/2010[k]	999,780
	Federal National Mortgage Association Discount Notes
10,070,000	0.050%, 4/5/2010	10,069,944
	Jupiter Securitization Corporation
4,300,000	0.200%, 4/19/2010[l]	4,299,570

	Total Short-Term Investments (at amortized cost)	65,441,314

	Total Investments (cost $1,342,350,602) 104.0%	$1,369,119,998

	Other Assets and Liabilities, Net (4.0%)	(52,989,104)

	Total Net Assets 100.0%	$1,316,130,894

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of March 31, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,000,000
Capitalsource Commercial Loan Trust	4/5/2007	2,654,979
Commercial Mortgage Pass-Through Certificates	10/18/2006	2,000,000
Commercial Mortgage Pass-Through Certificates	5/2/2007	4,750,000
Power Receivables Finance, LLC	9/30/2003	1,498,584
Preferred Term Securities XXIII, Ltd.	9/14/2006	5,543,237
Wachovia Bank Commercial Mortgage Trust	5/2/2007	7,500,486

e	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

f	All or a portion of the security is insured or guaranteed.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $256,765,545 or 19.5% of total net assets.
h	All or a portion of the security is on loan.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	At March 31, 2010, $1,499,771 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$73,094,755
Gross unrealized depreciation	(46,325,359)

Net unrealized appreciation (depreciation)	$26,769,396

Cost for federal income tax purposes	$1,342,350,602

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

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Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Income Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,987,386	–	1,987,386	–
Communications Services	1,288,879	–	1,288,879	–
Consumer Cyclical	1,213,346	–	1,213,346	–
Consumer Non-Cyclical	1,041,367	–	1,041,367	–
Technology	1,179,238	–	1,179,238	–
Long-Term Fixed Income
Asset-Backed Securities	32,069,616	–	19,920,066	12,149,550
Basic Materials	67,181,114	–	67,181,114	–
Capital Goods	31,678,475	–	31,678,475	–
Collateralized Mortgage Obligations	25,261,353	–	25,261,353	–
Commercial Mortgage-Backed Securities	74,275,292	–	74,275,292	–
Communications Services	141,941,883	–	141,941,883	–
Consumer Cyclical	74,104,173	–	74,104,173	–
Consumer Non-Cyclical	83,077,564	–	83,077,564	–
Energy	118,130,221	–	118,130,221	–
Financials	370,263,524	–	367,048,446	3,215,078
Foreign	20,840,692	–	20,840,692	–
Mortgage-Backed Securities	42,223,862	–	42,223,862	–
Technology	21,775,042	–	21,775,042	–
Transportation	31,592,256	–	17,484,478	14,107,778
U.S. Government and Agencies	42,017,549	–	42,017,549	–
U.S. Municipals	9,453,217	–	9,453,217	–
Utilities	73,742,043	–	73,742,043	–
Mutual Funds
Fixed Income Mutual Funds	17,575,183	17,575,183	–	–
Preferred Stock
Financials	4,600,683	4,473,387	127,296	–
Common Stock
Financials	675,216	675,216	–	–
Collateral Held for Securities Loaned	14,489,510	14,489,510	–	–
Short-Term Investments	65,441,314	–	65,441,314	–

Total	$1,369,119,998	$37,213,296	$1,302,434,296	$29,472,406

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,450,748	1,450,748	–	–

Total Asset Derivatives	$1,450,748	$1,450,748	$–	$–

Liability Derivatives
Futures Contracts	146,126	146,126	–	–
Credit Default Swaps	118,407	–	118,407	–

Total Liability Derivatives	$264,533	$146,126	$118,407	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Long-Term Fixed Income
Asset-Backed Securities	12,067,475	–	–	82,075	–	–	–	12,149,550
Commercial Mortgage-Backed Securities	10,300,000	–	565,625	(300,000)	(10,565,625)	–	–	–
Financials	2,507,069	–	–	736,036	(28,027)	–	–	3,215,078
Transportation	14,309,188	(5,605)	84,524	334,407	(614,736)	–	–	14,107,778
Total	$39,183,732	($5,605)	$650,149	$852,518	($11,208,388)	$–	$–	$29,472,406

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

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Schedule of Investments as of March 31, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	June 2010	$68,375,648	$68,340,236	($35,412)
5-Yr. U.S. Treasury Bond Futures	(595)	June 2010	(68,496,653)	(68,332,031)	164,622
10-Yr. U.S. Treasury Bond Futures	(1,475)	June 2010	(172,754,876)	(171,468,750)	1,286,126
20-Yr. U.S. Treasury Bond Futures	695	June 2010	80,817,589	80,706,875	(110,714)
Total Futures Contracts					$1,304,622

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	$15,000,000	($3,287)	($115,120)	($118,407)
1.00%; Bank of America
Total Credit Default Swaps					($115,120)	($118,407)

1	As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
High Yield Fund	$17,310,611	$–	$–	3,779,609	$17,575,183	$367,753
Thrivent Financial Securities Lending Trust	7,956,950	38,537,882	32,005,322	14,489,510	14,489,510	3,160
Total Value and Income Earned	25,267,561				32,064,693	370,913

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

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Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (108.0%)	Value
Asset-Backed Securities (4.0%)
	Americredit Automobile Receivables Trust
$541,092	0.308%, 4/6/2010[a,b]	$538,791
	Countrywide Asset-Backed Certificates
597,751	6.085%, 6/25/2021[a]	200,785
881,115	5.549%, 8/25/2021[a]	718,688
	Credit Based Asset Servicing and Securitization, LLC
500,952	5.501%, 12/25/2036	364,180
	First Horizon ABS Trust
1,623,680	0.376%, 4/26/2010[a,b]	1,034,393
1,351,478	0.406%, 4/26/2010[a,b]	597,502
	GMAC Mortgage Corporation Loan Trust
1,672,455	0.426%, 4/26/2010[a,b]	651,067
1,994,282	0.426%, 4/26/2010[a,b]	1,027,586
	Green Tree Financial Corporation
28,918	6.330%, 11/1/2029	27,379
	IndyMac Seconds Asset-Backed Trust
602,829	0.416%, 4/26/2010[a,b]	120,996
	Wachovia Asset Securitization, Inc.
1,681,839	0.386%, 4/26/2010[a,b,c]	1,070,794

	Total Asset-Backed Securities	6,352,161

Basic Materials (0.6%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	30,106
	Potash Corporation of Saskatchewan, Inc.
300,000	7.750%, 5/31/2011	321,562
	Rio Tinto Alcan, Inc.
500,000	5.200%, 1/15/2014	531,571

	Total Basic Materials	883,239

Capital Goods (1.1%)
	General Electric Company
600,000	5.000%, 2/1/2013	646,784
	John Deere Capital Corporation
350,000	7.000%, 3/15/2012	387,124
	Republic Services, Inc.
500,000	5.250%, 11/15/2021[d]	494,285
	United Technologies Corporation
275,000	6.050%, 6/1/2036	288,363

	Total Capital Goods	1,816,556

Collateralized Mortgage Obligations (1.5%)
	Bear Stearns Mortgage Funding Trust
376,360	0.386%, 4/26/2010[b]	77,386
	Merrill Lynch Mortgage Investors, Inc.
1,266,604	4.865%, 6/25/2035	1,111,380
	Thornburg Mortgage Securities Trust
1,131,097	0.356%, 4/26/2010[b]	1,103,307

	Total Collateralized Mortgage Obligations	2,292,073

Principal Amount	Long-Term Fixed Income (108.0%)	Value
Commercial Mortgage-Backed Securities (8.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
$2,500,000	0.380%, 4/15/2010[b,c]	$2,154,943
	Commercial Mortgage Pass-Through Certificates
48,288	0.330%, 4/15/2010[b,d]	46,840
2,500,000	0.360%, 4/15/2010[b,c]	2,071,555
500,000	5.306%, 12/10/2046	489,072
	Credit Suisse Mortgage Capital Certificates
2,500,000	0.400%, 4/15/2010[b,d]	2,079,375
235,000	5.467%, 9/15/2039	225,751
	General Electric Commercial Mortgage Corporation
800,000	4.641%, 3/10/2040	821,586
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	845,908
	GS Mortgage Securities Corporation II
2,000,000	0.358%, 4/6/2010[b,d]	1,863,828
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
500,000	4.654%, 1/12/2037	510,399
1,300,000	5.336%, 5/15/2047	1,267,618
	LB-UBS Commercial Mortgage Trust
700,000	4.786%, 10/15/2029	704,638
574,869	4.553%, 7/15/2030	576,064

	Total Commercial Mortgage-Backed Securities	13,657,577

Communications Services (1.9%)
	America Movil SA de CV
350,000	5.000%, 3/30/2020[d]	345,053
	AT&T, Inc.
275,000	5.875%, 2/1/2012	295,096
300,000	6.400%, 5/15/2038	308,440
	BellSouth Corporation
27,000	6.875%, 10/15/2031	28,270
	CBS Corporation
350,000	7.875%, 9/1/2023	380,137
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	136,016
	News America, Inc.
275,000	6.400%, 12/15/2035	280,817
	Telecom Italia Capital SA
800,000	5.250%, 10/1/2015	819,114
	Time Warner Cable, Inc.
300,000	7.300%, 7/1/2038	333,877
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	32,128

	Total Communications Services	2,958,948

Consumer Cyclical (0.8%)
	AOL Time Warner, Inc.
27,000	7.625%, 4/15/2031	30,837
	Daimler Finance NA, LLC
27,000	8.500%, 1/18/2031	32,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

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Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (108.0%)	Value
Consumer Cyclical (0.8%) - continued
	Target Corporation
$27,000	7.000%, 7/15/2031	$30,418
	Wal-Mart Stores, Inc.
527,000	7.550%, 2/15/2030	651,357
	Walt Disney Company
500,000	5.625%, 9/15/2016	560,415

	Total Consumer Cyclical	1,305,990

Consumer Non-Cyclical (1.8%)
	AmerisourceBergen Corporation
500,000	4.875%, 11/15/2019	497,892
	Boston Scientific Corporation
275,000	7.000%, 11/15/2035	247,394
	GlaxoSmithKline Capital, Inc.
300,000	6.375%, 5/15/2038	330,885
	Kellogg Company
600,000	4.250%, 3/6/2013	633,869
27,000	7.450%, 4/1/2031	32,854
	Kraft Foods, Inc.
27,000	6.500%, 11/1/2031	27,792
	Medtronic, Inc.
250,000	4.450%, 3/15/2020	248,803
	Philip Morris International, Inc.
300,000	6.375%, 5/16/2038	326,403
	Wyeth
550,000	6.000%, 2/15/2036	581,377

	Total Consumer Non-Cyclical	2,927,269

Energy (1.4%)
	Anadarko Finance Company
27,000	7.500%, 5/1/2031	30,341
	Burlington Resources, Inc.
500,000	6.500%, 12/1/2011	542,633
	Conoco, Inc.
27,000	6.950%, 4/15/2029	30,991
	Devon Financing Corporation, ULC
27,000	7.875%, 9/30/2031	33,522
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	491,558
	Petro-Canada
300,000	6.800%, 5/15/2038	320,985
	Valero Energy Corporation
500,000	4.750%, 6/15/2013	516,640
	XTO Energy, Inc.
275,000	6.375%, 6/15/2038	307,965

	Total Energy	2,274,635

Financials (9.3%)
	AIG SunAmerica Global Financing VI
500,000	6.300%, 5/10/2011[d]	514,945
	AXA SA
27,000	8.600%, 12/15/2030	32,739
	BAC Capital Trust XI
275,000	6.625%, 5/23/2036	251,217
	Bank of America Corporation
500,000	6.500%, 8/1/2016	540,498
	Bank One Corporation
900,000	5.900%, 11/15/2011	960,208
	Barclays Bank plc
500,000	2.500%, 1/23/2013	500,596
300,000	5.000%, 9/22/2016	308,361

Principal Amount	Long-Term Fixed Income (108.0%)	Value
Financials (9.3%) - continued
	BNP Paribas SA
$1,100,000	5.186%, 6/29/2015[d]	$968,000
	Chubb Corporation
600,000	6.500%, 5/15/2038	654,314
	CIGNA Corporation
450,000	6.350%, 3/15/2018	484,758
	Citigroup, Inc.
500,000	5.000%, 9/15/2014	499,296
250,000	4.700%, 5/29/2015	248,714
	General Electric Capital Corporation
500,000	2.200%, 6/8/2012	509,280
475,000	5.875%, 1/14/2038	451,606
	Goldman Sachs Group, Inc.
950,000	6.600%, 1/15/2012	1,030,795
	Health Care REIT, Inc.
450,000	6.125%, 4/15/2020[e]	451,398
	Household Finance Corporation
650,000	6.375%, 11/27/2012	711,880
	HSBC Finance Corporation
350,000	5.000%, 6/30/2015	364,485
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	321,698
	International Lease Finance Corporation
850,000	5.875%, 5/1/2013	816,286
	Lloyds TSB Bank plc
350,000	5.800%, 1/13/2020[d]	341,491
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	195,913
	Merrill Lynch & Company, Inc.
475,000	5.000%, 2/3/2014	484,401
	MetLife, Inc.
200,000	5.000%, 6/15/2015	209,713
	Morgan Stanley Dean Witter & Company
850,000	6.750%, 4/15/2011	897,301
	Preferred Term Securities XXIII, Ltd.
1,187,837	0.457%, 6/22/2010[b,c]	688,945
	ProLogis
200,000	6.875%, 3/15/2020	197,547
	Prudential Financial, Inc.
275,000	5.700%, 12/14/2036	260,567
	Rabobank Nederland NV
350,000	4.750%, 1/15/2020[d]	349,623
	Wachovia Bank NA
500,000	4.875%, 2/1/2015	518,451
	Washington Mutual Bank FA
500,000	5.500%, 1/15/2013[f]	3,125

	Total Financials	14,768,151

Foreign (2.6%)
	African Development Bank
250,000	6.875%, 10/15/2015	285,177
	Codelco
300,000	6.375%, 11/30/2012[d]	327,485
	Hydro-Quebec
27,000	8.400%, 1/15/2022	34,720
	Kreditanstalt fuer Wiederaufbau
600,000	3.750%, 6/27/2011	621,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

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Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (108.0%)	Value
Foreign (2.6%) - continued
	Province of Nova Scotia
$250,000	7.250%, 7/27/2013	$284,658
	Province of Quebec
400,000	4.875%, 5/5/2014	436,320
400,000	7.500%, 7/15/2023	494,669
	Republic of Italy
600,000	6.000%, 2/22/2011	626,828
200,000	4.375%, 6/15/2013	211,435
700,000	5.375%, 6/12/2017	752,300

	Total Foreign	4,075,540

Mortgage-Backed Securities (36.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,732	6.500%, 10/1/2012	2,951
2,658	6.500%, 1/1/2013	2,877
1,852	6.000%, 9/1/2013	2,002
6,434	5.500%, 3/1/2014	6,924
14,871	6.000%, 4/1/2014	16,074
5,595	7.000%, 10/1/2014	6,059
9,013	6.500%, 3/1/2016	9,757
18,986	6.000%, 6/1/2016	20,557
21,762	6.000%, 9/1/2016	23,564
225,088	7.000%, 6/1/2017	244,841
357,969	5.500%, 12/1/2017	386,149
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,655	6.500%, 4/1/2024	5,115
5,964	7.000%, 5/1/2024	6,727
1,285	7.500%, 8/1/2025	1,463
14,994	8.500%, 11/1/2025	17,518
2,002	8.000%, 1/1/2026	2,310
2,593	7.000%, 4/1/2027	2,921
3,442	7.500%, 7/1/2027	3,921
4,724	7.000%, 8/1/2027	5,321
3,382	7.500%, 10/1/2027	3,856
4,063	7.000%, 5/1/2028	4,572
20,095	6.000%, 8/1/2028	21,886
8,269	6.500%, 2/1/2029	9,127
20,126	6.000%, 3/1/2029	21,919
10,472	7.000%, 7/1/2029	11,778
12,945	7.500%, 10/1/2029	14,781
6,946	7.500%, 11/1/2029	7,932
7,682	6.500%, 5/1/2031	8,474
43,641	6.000%, 6/1/2031	47,502
9,736	7.000%, 6/1/2031	10,915
10,616	7.000%, 6/1/2031	11,902
45,838	6.000%, 7/1/2031	49,892
11,279	7.000%, 9/1/2031	12,644
27,767	6.500%, 10/1/2031	30,631
37,162	6.000%, 1/1/2032	40,449
188,789	6.000%, 1/1/2032	205,488
18,278	7.000%, 5/1/2032	20,480
229,947	6.500%, 7/1/2032	253,520
170,037	6.500%, 10/1/2032	187,468
286,250	6.000%, 11/1/2032	311,212
7,000,000	5.000%, 4/1/2040[e]	7,227,500
8,000,000	6.000%, 4/1/2040[e]	8,583,752

Principal Amount	Long-Term Fixed Income (108.0%)	Value
Mortgage-Backed Securities (36.6%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$703	6.000%, 4/1/2011	$759
270	7.500%, 7/1/2011	282
1,368	8.000%, 7/1/2012	1,466
2,263	6.500%, 12/1/2012	2,443
5,271	6.500%, 6/1/2013	5,708
11,267	6.000%, 12/1/2013	12,172
5,000,000	5.000%, 4/1/2025[e]	5,273,440
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,321	10.500%, 8/1/2020	6,016
4,669	8.000%, 12/1/2024	5,395
5,914	7.000%, 10/1/2025	6,618
20,613	6.500%, 11/1/2025	22,505
831	8.500%, 12/1/2025	965
5,001	7.500%, 1/1/2026	5,641
6,599	6.500%, 5/1/2026	7,220
3,146	8.000%, 9/1/2026	3,646
5,081	7.500%, 2/1/2027	5,737
3,650	7.000%, 3/1/2027	4,088
10,093	6.500%, 8/1/2027	11,044
1,256	7.500%, 11/1/2027	1,419
6,479	9.000%, 11/1/2027	7,573
4,123	7.000%, 1/1/2028	4,622
53,193	7.500%, 2/1/2028	60,112
6,718	6.000%, 5/1/2028	7,311
2,903	6.500%, 9/1/2028	3,208
11,189	7.000%, 10/1/2028	12,550
33,747	7.500%, 11/1/2028	38,105
4,834	7.000%, 12/1/2028	5,422
9,744	6.500%, 2/1/2029	10,766
33,760	6.000%, 3/1/2029	36,740
15,072	7.000%, 3/1/2029	16,916
39,935	6.500%, 4/1/2029	44,122
4,166	6.500%, 8/1/2029	4,602
10,597	7.500%, 8/1/2029	11,992
15,039	7.000%, 10/1/2029	16,879
9,894	7.500%, 12/1/2029	11,196
6,347	8.000%, 4/1/2030	7,356
3,547	7.500%, 12/1/2030	4,016
70,053	6.000%, 5/1/2031	76,239
138,618	6.500%, 4/1/2032	153,154
121,564	6.500%, 5/1/2032	134,311
79,025	7.000%, 5/1/2032	88,810
468,828	6.500%, 7/1/2032	517,989
219,257	6.500%, 8/1/2032	242,248
31,300,000	5.500%, 5/1/2040[e]	32,869,883
	Government National Mortgage Association 15-Yr. Pass Through
12,547	7.000%, 9/15/2013	13,444
	Government National Mortgage Association 30-Yr. Pass Through
5,294	7.500%, 3/15/2023	5,980
2,195	7.000%, 1/15/2024	2,455
2,607	9.000%, 9/15/2024	3,014
6,300	8.000%, 6/15/2025	7,233
1,900	8.000%, 9/15/2026	2,183

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Bond Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (108.0%)	Value
Mortgage-Backed Securities (36.6%) - continued
$8,117	7.500%, 10/15/2027	$9,167
7,325	7.000%, 11/15/2027	8,215
3,716	7.000%, 1/15/2028	4,171
9,548	6.500%, 7/15/2028	10,534
8,826	7.000%, 8/15/2028	9,904
49,445	7.500%, 11/15/2028	55,880
9,441	6.500%, 12/15/2028	10,416
33,157	6.500%, 3/15/2029	36,497
3,133	6.500%, 4/15/2029	3,448
6,868	8.000%, 10/15/2030	7,914
12,835	7.500%, 1/15/2031	14,549
5,552	7.000%, 4/15/2031	6,240
22,117	6.500%, 6/15/2031	24,318
20,130	7.000%, 9/15/2031	22,624
231,627	6.500%, 1/15/2032	253,371
32,762	6.500%, 4/15/2032	35,838

	Total Mortgage-Backed Securities	58,174,812

Transportation (0.4%)
	Union Pacific Corporation
500,000	7.000%, 2/1/2016	579,562

	Total Transportation	579,562

U.S. Government and Agencies (35.6%)
	Federal Home Loan Banks
1,000,000	3.625%, 5/29/2013	1,057,579
850,000	4.500%, 9/16/2013	919,148
1,000,000	3.625%, 10/18/2013	1,056,161
3,000,000	5.000%, 11/17/2017	3,278,829
	Federal Home Loan Mortgage Corporation
1,000,000	5.125%, 7/15/2012	1,084,625
500,000	3.750%, 6/28/2013	528,984
1,700,000	5.125%, 11/17/2017	1,861,585
350,000	6.750%, 3/15/2031	424,857
	Federal National Mortgage Association
2,000,000	6.125%, 3/15/2012	2,189,312
1,000,000	5.000%, 4/15/2015	1,101,932
500,000	5.960%, 9/11/2028	555,542
100,000	6.250%, 5/15/2029	112,982
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	249,448
	Tennessee Valley Authority
250,000	6.000%, 3/15/2013	280,493
350,000	5.250%, 9/15/2039	346,107
	U.S. Treasury Bonds
3,500,000	5.250%, 11/15/2028	3,810,625
325,000	4.250%, 5/15/2039	301,133
	U.S. Treasury Notes
3,000,000	4.500%, 11/30/2011	3,183,282
500,000	4.375%, 8/15/2012	537,266
4,000,000	2.875%, 1/31/2013[g]	4,154,376
2,750,000	2.000%, 11/30/2013	2,754,727
1,500,000	1.875%, 4/30/2014	1,481,836
1,000,000	2.250%, 5/31/2014	1,001,328
2,500,000	4.250%, 8/15/2014	2,710,937
4,000,000	2.625%, 2/29/2016	3,931,248
5,250,000	3.250%, 5/31/2016	5,316,034
1,500,000	2.750%, 11/30/2016	1,458,633
1,000,000	3.250%, 3/31/2017	998,750

Principal Amount	Long-Term Fixed Income (108.0%)	Value
U.S. Government and Agencies (35.6%) - continued
$3,650,000	2.750%, 2/15/2019	$3,387,941
5,000,000	3.625%, 8/15/2019	4,939,060
1,000,000	3.375%, 11/15/2019	964,922
500,000	3.500%, 2/15/2039	404,610
200,000	4.625%, 2/15/2040	197,125

	Total U.S. Government and Agencies	56,581,417

U.S. Municipals (0.2%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
350,000	5.720%, 12/1/2038	358,110

	Total U.S. Municipals	358,110

Utilities (1.6%)
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	396,901
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	279,135
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	27,942
	National Rural Utilities Cooperative Finance Corporation
27,000	8.000%, 3/1/2032	32,168
	Oncor Electric Delivery Company
475,000	6.375%, 1/15/2015	525,516
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	286,701
	Progress Energy, Inc.
400,000	7.000%, 10/30/2031	438,413
	Southern California Edison Company
225,000	5.000%, 1/15/2014	242,941
	Xcel Energy, Inc.
275,000	6.500%, 7/1/2036	290,502

	Total Utilities	2,520,219

	Total Long-Term Fixed Income (cost $176,848,812)	171,526,259

Shares	Collateral Held for Securities Loaned (2.5%)	Value
3,935,875	Thrivent Financial Securities Lending Trust	3,935,875

	Total Collateral Held for Securities Loaned (cost $3,935,875)	3,935,875

Principal Amount	Short-Term Investments (25.8%)[h]	Value
	Federal Home Loan Bank Discount Notes
12,000,000	0.120%, 4/14/2010	11,999,480
5,890,000	0.125%, 4/16/2010	5,889,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Bond Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Short-Term Investments (25.8%)[h]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
22,000,000	0.165%, 5/19/2010	$21,995,160
	Jupiter Securitization Corporation
1,170,000	0.100%, 4/1/2010	1,170,000

	Total Short-Term Investments (at amortized cost)	41,054,333

	Total Investments (cost $221,839,020) 136.3%	$216,516,467

	Other Assets and Liabilities, Net (36.3%)	(57,673,186)

	Total Net Assets 100.0%	$158,843,281

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of March 31, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,500,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	2,500,000
Preferred Term Securities XXIII, Ltd.	9/14/2006	1,187,837
Wachovia Asset Securitization, Inc.	3/16/2007	1,681,839

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $7,466,941 or 4.7% of total net assets.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	All or a portion of the security is on loan.
h	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 3,590,277
Gross unrealized depreciation	(8,912,830)

Net unrealized appreciation (depreciation)	$(5,322,553)

Cost for federal income tax purposes	$221,839,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Bond Index Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Bond Index Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	6,352,161	–	5,281,367	1,070,794
Basic Materials	883,239	–	883,239	–
Capital Goods	1,816,556	–	1,816,556	–
Collateralized Mortgage Obligations	2,292,073	–	2,292,073	–
Commercial Mortgage-Backed Securities	13,657,577	–	13,657,577	–
Communications Services	2,958,948	–	2,958,948	–
Consumer Cyclical	1,305,990	–	1,305,990	–
Consumer Non-Cyclical	2,927,269	–	2,927,269	–
Energy	2,274,635	–	2,274,635	–
Financials	14,768,151	–	14,079,206	688,945
Foreign	4,075,540	–	4,075,540	–
Mortgage-Backed Securities	58,174,812	–	58,174,812	–
Transportation	579,562	–	579,562	–
U.S. Government and Agencies	56,581,417	–	56,581,417	–
U.S. Municipals	358,110	–	358,110	–
Utilities	2,520,219	–	2,520,219	–
Collateral Held for Securities Loaned	3,935,875	3,935,875	–	–
Short-Term Investments	41,054,333	–	41,054,333	–
Total	$216,516,467	$3,935,875	$210,820,853	$1,759,739

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Bond Index Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Long-Term Fixed Income
Asset-Backed Securities	838,603	–	–	255,731	(23,540)	–	–	1,070,794
Financials	537,229	–	–	157,722	(6,006)	–	–	688,945
Total	$1,375,832	$–	$–	$413,453	($29,546)	$–	$–	$1,759,739

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
Thrivent Financial Securities Lending Trust	$6,634,075	$4,578,275	$7,276,475	3,935,875	$3,935,875	$674
Total Value and Income Earned	6,634,075				3,935,875	674

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Asset-Backed Securities (18.7%)
	Americredit Automobile Receivables Trust
$811,639	0.308%, 4/6/2010[a,b]	$808,187
1,117,711	5.490%, 7/6/2012[a]	1,126,397
	Bank of America Auto Trust
8,500,000	2.670%, 7/15/2013[c]	8,684,153
6,500,000	1.390%, 3/15/2014[c]	6,507,631
	BMW Vehicle Lease Trust
4,000,000	2.910%, 3/15/2012	4,074,608
	Cabela’s Master Credit Card Trust
7,500,000	4.310%, 12/16/2013[c]	7,635,525
	Capital Auto Receivables Asset Trust
903,102	4.980%, 5/15/2011	908,995
	Carmax Auto Owner Trust
4,500,000	4.120%, 3/15/2013	4,654,503
	Carrington Mortgage Loan Trust
1,400,000	0.396%, 4/26/2010[b]	617,152
	Chase Funding Issuance Trust
7,000,000	2.400%, 6/17/2013	7,129,458
	Chrysler Financial Auto Securitization
6,750,000	2.820%, 1/15/2016	6,909,165
	Chrysler Financial Lease Trust
3,500,000	1.780%, 6/15/2011[c]	3,498,558
	CIT Equipment
4,500,000	3.070%, 8/15/2016[c]	4,565,092
	CNH Equipment Trust
3,350,000	7.210%, 12/16/2013	3,707,914
	Countrywide Asset-Backed Certificates
3,586,503	6.085%, 6/25/2021[a]	1,204,710
1,762,229	5.549%, 8/25/2021[a]	1,437,376
	Credit Based Asset Servicing and Securitization, LLC
2,404,572	5.501%, 12/25/2036	1,748,066
	Discover Card Master Trust
9,500,000	5.100%, 10/15/2013	9,909,269
	First Financial Bank USA
2,500,000	4.750%, 10/15/2015[c]	2,505,755
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[d,e]	0
	First Horizon ABS Trust
997,582	0.376%, 4/26/2010[a,b]	696,713
	First National Master Note Trust
6,750,000	0.270%, 4/15/2010[b]	6,746,996
	Ford Credit Auto Owner Trust
6,500,000	3.960%, 5/15/2013	6,717,302
	GE Capital Credit Card Master Note Trust
7,800,000	2.540%, 9/15/2014	7,903,249
7,000,000	3.690%, 7/15/2015	7,246,428
	GMAC Mortgage Corporation Loan Trust
4,653,324	0.426%, 4/26/2010[a,b]	2,397,700
2,006,946	0.426%, 4/26/2010[a,b]	781,280
3,213,694	5.750%, 10/25/2036[a]	1,796,641
	Goldman Sachs Alternative Mortgage Products Trust
5,025,000	0.326%, 4/26/2010[b]	4,449,547
	GSAMP Trust
4,304,226	0.426%, 4/26/2010[b]	3,331,906

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Asset-Backed Securities (18.7%) - continued
	Harley-Davidson Motorcycle Trust
$3,500,000	3.190%, 11/15/2013	$3,593,411
	Honda Auto Receivables Owner Trust
5,500,000	4.430%, 7/15/2015	5,812,153
	Household Home Equity Loan Trust
5,193,451	5.320%, 3/20/2036	5,181,434
	John Deere Owner Trust
3,500,000	3.960%, 5/16/2016	3,672,490
	Merna Reinsurance, Ltd.
7,500,000	2.040%, 7/7/2010[c]	7,438,500
	Merrill Auto Trust Securitization
8,135,777	5.500%, 3/15/2012	8,340,612
	Mortgage Equity Conversion Asset Trust
6,352,807	0.780%, 4/25/2010[b,d]	6,082,813
6,487,245	0.800%, 4/25/2010[b,d]	6,162,883
	Nissan Auto Receivables Owner Trust
6,500,000	4.280%, 6/16/2014	6,757,621
6,000,000	4.740%, 8/17/2015	6,434,460
	Renaissance Home Equity Loan Trust
4,111,011	5.608%, 5/25/2036	3,328,011
1,250,000	5.285%, 1/25/2037	992,886
	Residential Asset Securities Corporation
1,176,712	3.990%, 4/25/2033	1,092,499
1,533,482	3.870%, 5/25/2033	1,423,219
	Residential Funding Mortgage Securities
359,041	4.470%, 7/25/2018[a]	346,535
	USAA Auto Owner Trust
7,000,000	4.500%, 10/15/2013	7,325,164
5,500,000	4.770%, 9/15/2014	5,886,947
	Volkswagen Auto Lease Trust
6,500,000	3.410%, 4/16/2012	6,676,670
	Volkswagen Auto Loan Enhanced Trust
2,500,000	1.310%, 1/20/2014	2,504,725
	Wachovia Asset Securitization, Inc.
2,102,299	0.386%, 4/26/2010[a,b,d]	1,338,492
	World Omni Auto Receivables Trust
4,500,000	1.340%, 12/16/2013	4,508,532
2,000,000	5.120%, 5/15/2014	2,152,006

	Total Asset-Backed Securities	216,752,339

Basic Materials (0.9%)
	ArcelorMittal
2,500,000	9.000%, 2/15/2015	2,985,815
	Dow Chemical Company
4,300,000	4.850%, 8/15/2012	4,547,327
	Rio Tinto Finance USA, Ltd.
2,000,000	9.000%, 5/1/2019	2,566,862

	Total Basic Materials	10,100,004

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Capital Goods (1.9%)
	Caterpillar Financial Services Corporation
$4,500,000	2.000%, 4/5/2013	$4,492,305
	Hutchinson Whampoa Finance, Ltd.
3,300,000	4.625%, 9/11/2015[c]	3,391,582
	L-3 Communications Corporation
4,000,000	5.875%, 1/15/2015	4,070,000
	Lockheed Martin Corporation
2,750,000	4.121%, 3/14/2013	2,901,432
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,859,745
	Tyco International Finance SA
1,500,000	4.125%, 10/15/2014	1,550,973
	Waste Management, Inc.
2,350,000	6.375%, 3/11/2015	2,629,751

	Total Capital Goods	21,895,788

Collateralized Mortgage Obligations (4.6%)
	American Home Mortgage Assets Trust
3,968,149	1.383%, 4/1/2010[b]	1,854,919
	Banc of America Mortgage Securities, Inc.
1,978,738	4.789%, 9/25/2035	1,662,254
	Bear Stearns Adjustable Rate Mortgage Trust
2,366,889	4.625%, 8/25/2010[b]	2,082,583
	Chase Mortgage Finance Corporation
1,543,116	5.398%, 1/25/2036	442,826
	Countrywide Alternative Loan Trust
2,469,447	5.500%, 2/25/2036	1,803,561
2,634,361	6.000%, 1/25/2037	1,734,255
	Countrywide Home Loans, Inc.
3,115,845	5.269%, 3/20/2036	1,910,583
3,099,895	5.701%, 9/20/2036	1,809,177
	Deutsche Alt-A Securities, Inc.
5,090,932	1.016%, 4/1/2010[b]	2,854,053
	GSR Mortgage Loan Trust
5,888,400	0.436%, 4/26/2010[b]	4,721,726
	HomeBanc Mortgage Trust
2,259,597	5.980%, 4/25/2037	1,441,528
	Impac CMB Trust
1,287,782	0.506%, 4/26/2010[b]	893,521
908,910	0.566%, 4/26/2010[b]	613,544
	J.P. Morgan Alternative Loan Trust
4,900,301	5.774%, 3/25/2036	3,103,914
	J.P. Morgan Mortgage Trust
3,766,454	5.751%, 6/25/2036	3,506,659
	Merrill Lynch Mortgage Investors, Inc.
2,786,528	4.865%, 6/25/2035	2,445,036
	Residential Accredit Loans, Inc.
2,090,412	5.574%, 9/25/2035	1,352,589
	Thornburg Mortgage Securities Trust
1,583,536	0.356%, 4/26/2010[b]	1,544,630

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Collateralized Mortgage Obligations (4.6%) - continued
	Wachovia Mortgage Loan Trust, LLC
$2,634,496	5.531%, 5/20/2036	$1,893,694
	WaMu Mortgage Pass Through Certificates
4,542,501	1.203%, 4/1/2010[b]	2,397,809
4,216,188	1.283%, 4/1/2010[b]	2,327,803
4,429,823	1.343%, 4/1/2010[b]	2,669,602
	Washington Mutual Mortgage Pass-Through Certificates
6,100,879	1.213%, 4/1/2010[b]	2,628,247
4,071,148	1.383%, 4/1/2010[b]	1,661,358
1,494,430	0.536%, 4/25/2010[b]	1,151,753
	Wells Fargo Mortgage Backed Securities Trust
728,829	4.950%, 3/25/2036	641,549
2,017,249	5.084%, 3/25/2036	1,719,101

	Total Collateralized Mortgage Obligations	52,868,274

Commercial Mortgage-Backed Securities (6.7%)
	Banc of America Commercial Mortgage, Inc.
44,371	4.037%, 11/10/2039	44,344
1,895,000	5.739%, 5/10/2045	1,963,554
	Banc of America Large Loan Trust
3,178,111	0.340%, 4/15/2010[b,c]	2,902,102
	Bear Stearns Commercial Mortgage Securities, Inc.
4,000,000	0.380%, 4/15/2010[b,d]	3,447,908
6,408,769	5.422%, 9/11/2042	6,650,700
2,000,000	5.331%, 2/11/2044	1,926,976
	Chase Commercial Mortgage Securities Corporation
3,500,000	7.928%, 7/15/2032	3,519,184
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	2,904,012
	Commercial Mortgage Pass- Through Certificates
57,946	0.330%, 4/15/2010[b,c]	56,208
4,000,000	0.410%, 4/15/2010[b,d]	3,351,360
1,500,000	5.306%, 12/10/2046	1,467,215
	Credit Suisse First Boston Mortgage Securities Corporation
2,026,979	4.609%, 2/15/2038	2,025,130
578,673	3.382%, 5/15/2038	579,020
	Credit Suisse Mortgage Capital Certificates
4,000,000	5.467%, 9/15/2039	3,842,576
	GS Mortgage Securities Corporation II
5,500,000	5.396%, 8/10/2038	5,736,363
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
9,100,000	5.198%, 12/15/2044	9,304,331
	LB-UBS Commercial Mortgage Trust
596,154	4.207%, 11/15/2027	599,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Commercial Mortgage-Backed Securities (6.7%) - continued
$1,668,859	4.567%, 6/15/2029	$1,693,767
1,570,047	4.187%, 8/15/2029	1,570,538
	Morgan Stanley Capital I, Inc.
7,000,000	4.970%, 4/14/2040	7,052,633
	TIAA Seasoned Commercial Mortgage Trust
5,750,000	5.791%, 8/15/2039	6,134,330
	Wachovia Bank Commercial Mortgage Trust
4,467,027	3.894%, 11/15/2035	4,471,682
2,500,000	5.765%, 7/15/2045	2,548,150
2,800,000	5.308%, 11/15/2048	2,779,921
	WaMu Commercial Mortgage Securities Trust
1,507,640	3.830%, 1/25/2035[c]	1,527,532

	Total Commercial Mortgage- Backed Securities	78,098,690

Communications Services (3.6%)
	Alltel Corporation
2,675,000	7.000%, 7/1/2012	2,973,803
	AT&T, Inc.
1,250,000	4.950%, 1/15/2013	1,342,740
	British Telecom plc
2,000,000	9.125%, 12/15/2010	2,112,050
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,020,010
	Cellco Partnership/Verizon Wireless Capital, LLC
2,000,000	5.550%, 2/1/2014	2,185,684
	Crown Castle Towers, LLC
3,250,000	4.523%, 1/15/2015[c]	3,293,930
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
4,000,000	7.625%, 5/15/2016	4,480,000
	Qwest Corporation
5,000,000	8.875%, 3/15/2012	5,475,000
	Rogers Communications, Inc.
2,620,000	7.875%, 5/1/2012	2,918,898
	Telecom Italia Capital SA
1,400,000	6.200%, 7/18/2011	1,469,983
	Telefonica SA
4,000,000	4.949%, 1/15/2015	4,223,792
	Time Warner Cable, Inc.
2,400,000	5.400%, 7/2/2012	2,576,402
3,350,000	7.500%, 4/1/2014	3,867,421
	Verizon Communications, Inc.
1,350,000	4.350%, 2/15/2013	1,431,917

	Total Communications Services	41,371,630

Consumer Cyclical (0.6%)
	American Honda Finance Corporation
4,500,000	2.375%, 3/18/2013[c]	4,498,236
	Nissan Motor Acceptance Corporation
2,000,000	4.500%, 1/30/2015[c]	2,005,038
	SLM Student Loan Trust
286,455	0.267%, 6/15/2010[b]	285,243

	Total Consumer Cyclical	6,788,517

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Consumer Non-Cyclical (4.4%)
	Altria Group, Inc.
$6,000,000	8.500%, 11/10/2013	$7,013,328
	AmerisourceBergen Corporation
4,500,000	5.875%, 9/15/2015	4,916,979
	Anheuser-Busch InBev Worldwide, Inc.
4,000,000	3.000%, 10/15/2012	4,107,356
3,500,000	5.375%, 11/15/2014[c]	3,790,871
	Baxter International, Inc.
2,709,000	4.000%, 3/1/2014	2,832,750
	Boston Scientific Corporation
4,000,000	4.500%, 1/15/2015	3,833,476
	Cargill, Inc.
2,000,000	5.200%, 1/22/2013[c]	2,127,588
	Dr. Pepper Snapple Group, Inc.
2,000,000	2.350%, 12/21/2012	2,014,182
2,000,000	6.120%, 5/1/2013	2,223,914
	Express Scripts, Inc.
2,000,000	5.250%, 6/15/2012	2,132,508
	Kraft Foods, Inc.
2,500,000	2.625%, 5/8/2013	2,518,795
2,500,000	4.125%, 2/9/2016	2,533,267
	Kroger Company
2,000,000	5.000%, 4/15/2013	2,129,544
	Life Technologies Corporation
3,250,000	3.375%, 3/1/2013	3,267,956
1,250,000	4.400%, 3/1/2015	1,258,694
	Medtronic, Inc.
4,500,000	3.000%, 3/15/2015	4,477,437

	Total Consumer Non-Cyclical	51,178,645

Energy (1.7%)
	Cenovus Energy, Inc.
2,000,000	4.500%, 9/15/2014[c]	2,086,596
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	2,162,026
	Enterprise Products Operating, LLC
2,700,000	9.750%, 1/31/2014	3,278,597
	Marathon Oil Canada Corporation
1,350,000	8.375%, 5/1/2012	1,516,668
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	802,650
	Shell International Finance BV
3,250,000	1.875%, 3/25/2013	3,246,815
	Valero Energy Corporation
2,000,000	4.500%, 2/1/2015	2,003,656
650,000	6.125%, 2/1/2020	650,164
	Williams Partners, LP
3,000,000	3.800%, 2/15/2015[c]	2,994,618
	Woodside Finance, Ltd.
1,000,000	8.125%, 3/1/2014[c]	1,145,296

	Total Energy	19,887,086

Financials (29.8%)
	Abbey National Treasury Services plc
3,000,000	3.875%, 11/10/2014[c]	2,983,071
	Achmea Hypotheekbank NV
3,500,000	3.200%, 11/3/2014[c]	3,544,632
	Allstate Corporation
1,300,000	6.200%, 5/16/2014	1,446,996

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

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Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Financials (29.8%) - continued
	Allstate Life Global Funding Trust
$2,000,000	5.375%, 4/30/2013	$2,178,696
	AMB Property, LP
2,000,000	6.125%, 12/1/2016	2,044,868
	American Express Company
3,500,000	3.150%, 12/9/2011	3,627,956
	ANZ National International, Ltd.
4,000,000	2.375%, 12/21/2012[c]	4,007,892
	Avalon Bay Communities, Inc.
2,000,000	5.700%, 3/15/2017	2,108,162
	Banco Santander Chile
4,000,000	2.875%, 11/13/2012[c]	4,010,012
	Bank of America Corporation
10,000,000	2.100%, 4/30/2012	10,184,150
3,250,000	4.500%, 4/1/2015	3,277,108
3,000,000	6.500%, 8/1/2016	3,242,985
	Bank of New York Mellon Corporation
3,400,000	4.950%, 11/1/2012	3,686,266
	Bank of Nova Scotia
4,500,000	2.250%, 1/22/2013[f]	4,541,508
	Bank of Tokyo - Mitsubishi UFJ, Ltd.
4,500,000	2.600%, 1/22/2013[c]	4,532,729
	Barclays Bank plc
1,800,000	2.500%, 1/23/2013	1,802,147
3,750,000	5.000%, 9/22/2016	3,854,512
	BB&T Corporation
3,350,000	5.700%, 4/30/2014	3,640,308
	Bear Stearns Companies, Inc.
2,500,000	6.400%, 10/2/2017	2,761,790
	Berkshire Hathaway Finance Corporation
3,250,000	0.376%, 4/13/2010[b]	3,250,832
4,500,000	5.000%, 8/15/2013	4,914,356
	BlackRock, Inc.
2,000,000	3.500%, 12/10/2014	2,024,568
	Canadian Imperial Bank of Commerce
6,500,000	2.000%, 2/4/2013[c,f]	6,525,064
	Capital One Bank USA NA
1,000,000	8.800%, 7/15/2019	1,208,258
	CDP Financial, Inc.
6,000,000	3.000%, 11/25/2014[c]	5,907,834
	Citigroup, Inc.
10,000,000	2.125%, 4/30/2012	10,183,060
3,400,000	5.300%, 10/17/2012	3,571,010
2,000,000	5.500%, 4/11/2013	2,101,562
4,600,000	5.000%, 9/15/2014	4,593,519
	CME Group Index Services, LLC
3,000,000	4.400%, 3/15/2018[c]	2,940,651
	CME Group, Inc.
2,700,000	5.400%, 8/1/2013	2,945,919
	Commonwealth Bank of Australia
3,000,000	2.750%, 10/15/2012[c]	3,044,442
6,700,000	2.500%, 12/10/2012[c]	6,818,858
	Corestates Capital Trust I
700,000	8.000%, 12/15/2026[c]	707,792
	Credit Suisse NY
3,300,000	3.450%, 7/2/2012	3,416,130
2,000,000	5.000%, 5/15/2013	2,149,554

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Financials (29.8%) - continued
	Danske Bank A/S
$10,000,000	2.500%, 5/10/2012[c]	$10,195,670
	Dexia Credit Local SA
9,500,000	2.000%, 3/5/2013[c]	9,438,440
	Duke Realty, LP
2,000,000	7.375%, 2/15/2015	2,159,820
	Eksportfinans ASA
6,000,000	3.000%, 11/17/2014	6,023,046
	Fifth Third Bancorp
1,325,000	6.250%, 5/1/2013	1,424,959
	GATX Corporation
2,000,000	4.750%, 10/1/2012	2,087,610
2,000,000	4.750%, 5/15/2015	1,985,062
	Ginnie Mae Project Loan
6,500,000	2.870%, 10/16/2017	6,474,863
	Goldman Sachs Group, Inc.
2,000,000	3.625%, 8/1/2012	2,071,188
3,000,000	5.125%, 1/15/2015	3,164,466
	Goldman Sachs Group, Inc., Convertible
5,000,000	1.000%, 1/31/2015[g]	4,288,876
2,500,000	1.000%, 5/7/2015[g]	2,105,573
	Health Care REIT, Inc.
750,000	6.125%, 4/15/2020[f]	752,330
	HSBC Capital Funding, LP/Jersey Channel Islands
3,250,000	9.547%, 6/30/2010[c]	3,290,625
	HSBC USA, Inc.
10,000,000	3.125%, 12/16/2011[h]	10,353,010
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015[c]	1,124,483
	Irish Life & Permanent plc
9,500,000	3.600%, 1/14/2013[c]	9,480,002
	Lehman Brothers Holdings E- Capital Trust I
3,500,000	1.031%, 8/19/2065[h,i]	8,750
	Lincoln National Corporation
1,200,000	5.650%, 8/27/2012	1,273,831
1,350,000	4.750%, 2/15/2014	1,378,841
650,000	8.750%, 7/1/2019	794,802
	Lloyds TSB Bank plc
5,500,000	4.375%, 1/12/2015[c]	5,421,801
	Macquarie Group, Ltd.
3,000,000	7.300%, 8/1/2014[c]	3,349,836
	MassMutual Global Funding II
2,000,000	3.625%, 7/16/2012[c]	2,070,078
	Merrill Lynch & Company, Inc.
2,000,000	6.150%, 4/25/2013	2,153,404
	Metropolitan Life Global Funding
2,680,000	5.125%, 4/10/2013[c]	2,877,240
	Morgan Stanley
4,000,000	4.750%, 4/1/2014	4,084,308
2,000,000	4.200%, 11/20/2014	2,004,412
	National Australia Bank, Ltd.
5,500,000	2.500%, 1/8/2013[c]	5,506,595
	Nationwide Building Society
4,000,000	4.650%, 2/25/2015[c]	3,989,444
	New York Life Global Funding
3,000,000	2.250%, 12/14/2012[c]	3,016,548
	Nordea Bank AB
6,000,000	2.500%, 11/13/2012[c]	6,056,766

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Financials (29.8%) - continued
	PNC Funding Corporation
$3,000,000	3.625%, 2/8/2015	$3,017,973
	ProLogis
2,700,000	7.625%, 8/15/2014	2,952,156
2,000,000	6.250%, 3/15/2017	1,968,878
	Prudential Financial, Inc.
1,675,000	3.625%, 9/17/2012	1,722,635
2,000,000	4.750%, 9/17/2015	2,058,536
	Rabobank Nederland NV
4,600,000	4.200%, 5/13/2014[c]	4,837,098
	Reinsurance Group of America, Inc.
2,500,000	6.450%, 11/15/2019	2,612,338
	Royal Bank of Scotland Group plc
10,000,000	2.625%, 5/11/2012[c]	10,209,660
	Royal Bank of Scotland plc
4,000,000	4.875%, 8/25/2014[c]	4,025,680
	Simon Property Group, LP
3,700,000	6.750%, 5/15/2014	4,048,040
	SLM Corporation
3,000,000	5.125%, 8/27/2012	2,980,950
1,500,000	8.000%, 3/25/2020	1,460,639
	State Street Capital Trust III
2,000,000	8.250%, 3/15/2042	2,070,020
	Svenske Exportkredit AB
5,000,000	3.250%, 9/16/2014	5,108,075
	Swedbank AB
5,000,000	2.800%, 2/10/2012[c]	5,129,365
	TD Ameritrade Holding Corporation
4,000,000	2.950%, 12/1/2012	4,036,060
	U.S. Bancorp
3,000,000	3.150%, 3/4/2015	2,968,959
	U.S. Central Federal Credit Union
6,500,000	1.900%, 10/19/2012	6,559,898
	UnitedHealth Group, Inc.
2,000,000	5.500%, 11/15/2012	2,162,818
	Wachovia Capital Trust III
700,000	5.800%, 3/15/2011	593,250
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
3,350,000	5.750%, 9/2/2015[c]	3,525,821
	Wells Fargo & Company
4,000,000	4.950%, 10/16/2013	4,225,744
2,500,000	3.625%, 4/15/2015	2,480,485
	Westpac Banking Corporation
5,000,000	2.250%, 11/19/2012	5,035,010
	Westpac Securities New Zealand, Ltd.
4,600,000	3.450%, 7/28/2014[c]	4,699,829

	Total Financials	344,675,793

Foreign (2.3%)
	Abu Dhabi National Energy Company
4,000,000	4.750%, 9/15/2014[c]	3,982,492
	Corporacion Andina de Fomento
5,000,000	5.750%, 1/12/2017	5,088,275
	Export-Import Bank of Korea
1,650,000	5.875%, 1/14/2015	1,778,622
	Korea Development Bank/ Republic of Korea
4,000,000	4.375%, 8/10/2015	4,059,804

Principal Amount	Long-Term Fixed Income (97.3%)	Value
Foreign (2.3%) - continued
	Korea Expressway Corporation
$3,000,000	4.500%, 3/23/2015[c]	$3,045,276
	Qatar Government International Bond
4,000,000	4.000%, 1/20/2015[c]	4,074,000
	Ras Laffan Liquefied Natural Gas Company, Ltd. III
3,300,000	4.500%, 9/30/2012[c]	3,463,723
1,250,000	5.832%, 9/30/2016[c]	1,333,600

	Total Foreign	26,825,792

Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,361,865	6.500%, 9/1/2037	6,926,575
4,000,000	6.500%, 4/1/2040[f]	4,348,124
	Federal National Mortgage Association
7,642,037	6.022%, 8/1/2017	8,063,083
6,676,783	5.875%, 9/1/2017	7,019,289
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,500,000	5.000%, 4/1/2025[f]	5,800,784
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,000,000	6.000%, 5/1/2040[f]	2,133,750

	Total Mortgage-Backed Securities	34,291,605

Technology (0.4%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,060,000
	Xerox Corporation
2,000,000	8.250%, 5/15/2014	2,322,248

	Total Technology	4,382,248

Transportation (1.7%)
	American Airlines Pass Through Trust
1,567,757	6.978%, 10/1/2012	1,567,757
	Continental Airlines, Inc.
4,000,000	7.250%, 11/10/2019	4,280,000
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,796,180
	Delta Air Lines, Inc.
2,500,000	7.920%, 11/18/2010	2,525,000
2,000,000	7.750%, 12/17/2019	2,100,000
	Northwest Airlines, Inc.
2,400,000	6.841%, 4/1/2011	2,388,000
	United Air Lines, Inc.
2,000,000	10.400%, 11/1/2016	2,150,000
2,000,000	9.750%, 1/15/2017	2,105,000

	Total Transportation	19,911,937

U.S. Government and Agencies (15.4%)
	Federal Farm Credit Bank
10,000,000	1.875%, 12/7/2012	10,049,350
	Federal Home Loan Banks
10,000,000	2.000%, 7/27/2012	10,041,410
9,700,000	1.000%, 3/15/2013	9,699,767

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

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Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (97.3%)	Value
U.S. Government and Agencies (15.4%) - continued
	Federal National Mortgage Association
$5,500,000	2.000%, 4/15/2013[f]	$5,498,240
	U.S. Treasury Notes
13,500,000	1.375%, 3/15/2013[h]	13,420,890
16,500,000	1.500%, 12/31/2013	16,195,773
16,000,000	1.750%, 1/31/2014	15,818,752
20,300,000	1.875%, 4/30/2014	20,054,187
18,000,000	2.375%, 9/30/2014	18,005,616
22,800,000	2.250%, 1/31/2015[h]	22,552,415
4,000,000	2.500%, 3/31/2015	3,988,760
	U.S. Treasury Notes, TIPS
10,889,428	2.500%, 7/15/2016	11,896,699
10,248,773	1.875%, 7/15/2019	10,557,036
11,021,230	1.375%, 1/15/2020	10,802,525

	Total U.S. Government and Agencies	178,581,420

U.S. Municipals (0.6%)
	Denver, Colorado Department of Aviation Airport System Revenue Bonds
5,500,000	5.250%, 11/15/2032	5,529,700
	Houston, Texas Combined Utility System Revenue Refunding Bonds
1,350,000	5.000%, 5/15/2011	1,408,442

	Total U.S. Municipals	6,938,142

Utilities (1.0%)
	Commonwealth Edison Company
3,300,000	6.150%, 3/15/2012	3,574,378
	National Rural Utilities Cooperative Finance Corporation
2,650,000	5.500%, 7/1/2013	2,901,700
	Oncor Electric Delivery Company
2,700,000	5.950%, 9/1/2013	2,948,519
	Power Receivables Finance, LLC
236,688	6.290%, 1/1/2012[d]	242,887
	Virginia Electric & Power Company
1,360,000	5.100%, 11/30/2012	1,480,253

	Total Utilities	11,147,737

	Total Long-Term Fixed Income (cost $1,140,481,117)	1,125,695,647

Shares	Mutual Funds (1.7%)	Value
Fixed Income Mutual Funds (1.7%)
4,208,125	Thrivent High Yield Fund	19,567,782

	Total Fixed Income Mutual Funds	19,567,782

	Total Mutual Funds (cost $15,500,000)	19,567,782

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%)
18,750	Citigroup, Inc., Convertible, 7.500%	$2,285,250
148,505	Federal National Mortgage Association, 8.250%[j]	188,601

	Total Financials	2,473,851

	Total Preferred Stock (cost $5,104,280)	2,473,851

Contracts	Options Purchased (<0.1%)	Value
	Call on 10-Yr. U.S. Treasury Bond Futures
350	$118.00, expires 5/22/2010	$125,783
	Put on 10-Yr. U.S. Treasury Bond Futures
670	$114.00, expires 5/22/2010	230,313

	Total Options Purchased (cost $513,997)	356,096

Shares	Collateral Held for Securities Loaned (2.8%)	Value
32,069,619	Thrivent Financial Securities Lending Trust	32,069,619

	Total Collateral Held for Securities Loaned (cost $32,069,619)	32,069,619

Principal Amount	Short-Term Investments (2.7%)[k]	Value
	Federal Home Loan Bank Discount Notes
10,335,000	0.001%, 4/1/2010	10,335,000
10,600,000	0.121%, 4/14/2010[l,m]	10,599,537
	Federal Home Loan Mortgage Corporation Discount Notes
10,000,000	0.176%, 5/17/2010	9,998,241

	Total Short-Term Investments (at amortized cost)	30,932,778

	Total Investments (cost $1,224,601,791) 104.7%	$1,211,095,773

	Other Assets and Liabilities, Net (4.7%)	(54,389,746)

	Total Net Assets 100.0%	$1,156,706,027

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $229,821,860 or 19.9% of total net assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

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Schedule of Investments as of March 31, 2010

(unaudited)

d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of March 31, 2010.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$4,000,000
Commercial Mortgage Pass- Through Certificates	5/2/2007	4,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	214,738
Mortgage Equity Conversion Asset Trust	1/18/2007	6,487,245
Mortgage Equity Conversion Asset Trust	2/14/2007	6,352,807
Power Receivables Finance, LLC	9/30/2003	236,619
Wachovia Asset Securitization, Inc.	3/16/2007	2,102,299

e	Defaulted security. Interest is not being accrued.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	These securities are Equity-Linked Structured Securities. These securities are linked to the S&P 500 Index.
h	All or a portion of the security is on loan.
i	In bankruptcy. Interest is not being accrued.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
l	At March 31, 2010, $1,799,921 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At March 31, 2010, $459,980 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 34,098,154
Gross unrealized depreciation	(47,604,172)

Net unrealized appreciation (depreciation)	$ (13,506,018)

Cost for federal income tax purposes	$1,224,601,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

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(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Limited Maturity Bond Portfolio ’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	216,752,339	–	195,729,651	21,022,688
Basic Materials	10,100,004	–	10,100,004	–
Capital Goods	21,895,788	–	21,895,788	–
Collateralized Mortgage Obligations	52,868,274	–	52,868,274	–
Commercial Mortgage-Backed Securities	78,098,690	–	78,098,690	–
Communications Services	41,371,630	–	41,371,630	–
Consumer Cyclical	6,788,517	–	6,788,517	–
Consumer Non-Cyclical	51,178,645	–	51,178,645	–
Energy	19,887,086	–	19,887,086	–
Financials	344,675,793	–	338,200,930	6,474,863
Foreign	26,825,792	–	26,825,792	–
Mortgage-Backed Securities	34,291,605	15,082,372	19,209,233	–
Technology	4,382,248	–	4,382,248	–
Transportation	19,911,937	–	2,796,180	17,115,757
U.S. Government and Agencies	178,581,420	–	178,581,420	–
U.S. Municipals	6,938,142	–	6,938,142	–
Utilities	11,147,737	–	11,147,737	–
Mutual Funds
Fixed Income Mutual Funds	19,567,782	19,567,782	–	–
Preferred Stock
Financials	2,473,851	2,473,851	–	–
Options Purchased	356,096	356,096	–	–
Collateral Held for Securities Loaned	32,069,619	32,069,619	–	–
Short-Term Investments	30,932,778	–	30,932,778	–
Total	$1,211,095,773	$69,549,720	$1,096,932,745	$44,613,308

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,733,455	1,733,455	–	–
Total Asset Derivatives	$1,733,455	$1,733,455	$–	$–

Liability Derivatives
Futures Contracts	797	797	–	–
Credit Default Swaps	223,582	–	223,582	–
Total Liability Derivatives	$224,379	$797	$223,582	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Long-Term Fixed Income
Asset-Backed Securities	20,538,327	–	–	633,493	(149,132)	–	–	21,022,688
Commercial Mortgage- Backed Securities	6,695,000	–	367,656	(195,000)	(6,867,656)	–	–	–
Financials	–	(142)	–	(39,214)	6,514,219	–	–	6,474,863
Transportation	14,177,257	(12,192)	–	413,192	2,537,500	–	–	17,115,757
Total	$41,410,584	($12,334)	$367,656	$812,471	$2,034,931	$–	$–	$44,613,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Limited Maturity Bond Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(55)	June 2010	($11,958,895)	($11,932,422)	$26,473
5-Yr. U.S. Treasury Bond Futures	(1,575)	June 2010	(182,215,310)	(180,878,907)	1,336,403
10-Yr. U.S. Treasury Bond Futures	(425)	June 2010	(49,776,829)	(49,406,250)	370,579
20-Yr. U.S. Treasury Bond Futures	5	June 2010	581,422	580,625	(797)
Total Futures Contracts					$1,732,658

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	$11,750,000	$38,741	($90,177)	($51,436)
1.00%; Bank of America
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	11,750,000	41,322	(90,177)	(48,855)
1.00%; Bank of America
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	11,750,000	40,027	(90,177)	(50,150)
1.00%; J.P. Morgan Chaseand Co.
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	11,750,000	68,472	(90,177)	(21,705)
1.00%; J.P. Morgan Chaseand Co.
CDX IG, Series 13, 5 Year, at	Buy	12/20/2014	11,750,000	38,741	(90,177)	(51,436)
1.00%; J.P. Morgan Chaseand Co.
Total Credit Default Swaps					($450,885)	($223,582)

1	As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at March 31, 2010	Value March 31, 2010	Income Earned January 1, 2010 - March 31, 2010
High Yield Fund	$19,273,214	$–	$–	4,208,125	$19,567,782	$409,447
Thrivent Financial Securities Lending Trust	813,270	105,094,504	73,838,155	32,069,619	32,069,619	6,242
Total Value and Income Earned	20,086,484				51,637,401	415,689

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Mortgage Securities Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (106.2%)	Value
Asset-Backed Securities (11.5%)
	Americredit Automobile Receivables Trust
$541,092	0.308%, 4/6/2010[a,b]	$538,791
	Carrington Mortgage Loan Trust
200,000	0.396%, 4/26/2010[b]	88,165
	Countrywide Asset-Backed Certificates
195,000	5.859%, 10/25/2046	101,181
	Credit Based Asset Servicing and Securitization, LLC
160,305	5.501%, 12/25/2036	116,538
	First Horizon ABS Trust
649,472	0.376%, 4/26/2010[a,b]	413,757
1,081,182	0.406%, 4/26/2010[a,b]	478,001
	GMAC Mortgage Corporation Loan Trust
1,337,964	0.426%, 4/26/2010[a,b]	520,853
	Goldman Sachs Alternative Mortgage Products Trust
500,000	0.326%, 4/26/2010[b]	442,741
	Popular ABS Mortgage Pass-Through Trust
100,000	5.297%, 11/25/2035	78,849
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	152,738
200,000	5.285%, 1/25/2037	158,862
	Residential Funding Mortgage Securities
89,760	4.470%, 7/25/2018[a]	86,634
	Wachovia Asset Securitization, Inc.
840,920	0.386%, 4/26/2010[a,b,c]	535,397

	Total Asset-Backed Securities	3,712,507

Collateralized Mortgage Obligations (17.8%)
	Banc of America Mortgage Securities, Inc.
565,354	4.789%, 9/25/2035	474,930
	Citimortgage Alternative Loan Trust
260,897	5.750%, 4/25/2037	200,457
	Countrywide Alternative Loan Trust
249,346	5.500%, 10/25/2035	234,897
246,945	5.500%, 2/25/2036	180,356
210,749	6.000%, 1/25/2037	138,740
	Credit Suisse First Boston Mortgage Securities Corporation
34,906	0.986%, 4/26/2010[b]	28,671
	GSAA Home Equity Trust
143,635	4.316%, 11/25/2034	137,210
	GSR Mortgage Loan Trust
101,310	0.436%, 4/26/2010[b]	81,238
	Impac CMB Trust
429,261	0.506%, 4/26/2010[b]	297,841
75,829	0.566%, 4/26/2010[b]	51,187
	J.P. Morgan Alternative Loan Trust
132,721	0.316%, 4/25/2010[b]	124,708

Principal Amount	Long-Term Fixed Income (106.2%)	Value
Collateralized Mortgage Obligations (17.8%) - continued
	J.P. Morgan Mortgage Trust
$211,336	6.500%, 1/25/2035	$197,335
189,134	5.981%, 10/25/2036	162,309
	MASTR Alternative Loans Trust
283,185	6.500%, 5/25/2034	264,424
	Merrill Lynch Mortgage Investors, Inc.
797,960	4.865%, 6/25/2035	700,170
	MLCC Mortgage Investors, Inc.
220,002	0.576%, 4/25/2010[b]	200,034
	Residential Accredit Loans, Inc.
221,846	5.500%, 12/25/2034	211,550
235,171	5.574%, 9/25/2035	152,166
	WaMu Mortgage Pass Through Certificates
282,843	6.033%, 10/25/2036	236,943
181,734	5.845%, 8/25/2046	150,205
	Wells Fargo Mortgage Backed Securities Trust
133,969	5.000%, 3/25/2021	129,640
524,757	4.950%, 3/25/2036	461,915
284,357	5.240%, 4/25/2036	258,026
325,343	5.500%, 4/25/2036	277,813
467,312	6.000%, 7/25/2037	411,667

	Total Collateralized Mortgage Obligations	5,764,432

Commercial Mortgage-Backed Securities (11.0%)
	Citigroup/Deutsche Bank Commercial Mortgage Pass-Through Certificates
295,000	5.617%, 10/15/2048	301,848
	Commercial Mortgage Pass-Through Certificates
38,631	0.330%, 4/15/2010[b,d]	37,472
250,000	5.306%, 12/10/2046	244,536
	Greenwich Capital Commercial Funding Corporation
500,000	5.867%, 12/10/2049	422,954
	LB-UBS Commercial Mortgage Trust
766,491	4.553%, 7/15/2030	768,086
	Morgan Stanley Capital I, Inc.
250,000	4.970%, 4/14/2040	251,880
	TIAA Seasoned Commercial Mortgage Trust
250,000	5.791%, 8/15/2039	266,710
	Wachovia Bank Commercial Mortgage Trust
1,250,000	0.350%, 4/15/2010[b,c]	933,710
320,000	5.308%, 11/15/2048	317,705

	Total Commercial Mortgage-Backed Securities	3,544,901

Mortgage-Backed Securities (61.5%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	5.000%, 4/1/2040[e]	1,032,500
4,700,000	6.000%, 4/1/2040[e]	5,042,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Mortgage Securities Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (106.2%)	Value
Mortgage-Backed Securities (61.5%) - continued
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
$1,245,089	6.000%, 8/1/2024	$1,343,061
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
9,500,000	5.500%, 5/1/2040[e]	9,976,482
2,300,000	6.500%, 5/1/2040[e]	2,485,438

	Total Mortgage-Backed Securities	19,880,435

U.S. Government and Agencies (4.4%)
	Federal Home Loan Banks
300,000	1.000%, 3/15/2013	299,993
	U.S. Treasury Notes
100,000	4.875%, 4/30/2011[f]	104,719
	U.S. Treasury Notes, TIPS
348,677	2.500%, 7/15/2016	380,929
304,419	1.875%, 7/15/2019	313,575
325,627	1.375%, 1/15/2020	319,165

	Total U.S. Government and Agencies	1,418,381

	Total Long-Term Fixed Income (cost $36,337,134)	34,320,656

Contracts	Options Purchased (<0.1%)	Value
	Put on 10-Yr. U.S. Treasury Bond Futures
20	$114.00, expires 5/22/2010	$6,875

	Total Options Purchased (cost $9,435)	6,875

Principal Amount	Short-Term Investments (51.0%)[g]	Value
	Federal Home Loan Bank Discount Notes
9,000,000	0.120%, 4/14/2010	8,999,610
3,000,000	0.150%, 5/12/2010	2,999,488
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.176%, 5/17/2010	999,824
3,000,000	0.165%, 5/19/2010	2,999,340
	Jupiter Securitization Corporation
500,000	0.100%, 4/1/2010	500,000

	Total Short-Term Investments (at amortized cost)	16,498,262

	Total Investments (cost $52,844,831) 157.2%	$50,825,793

	Other Assets and Liabilities, Net (57.2%)	(18,495,145)

	Total Net Assets 100.0%	$32,330,648

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of March 31, 2010.

Security	Acquisition Date	Amortized Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$840,920
Wachovia Bank Commercial Mortgage Trust	2/28/2007	1,250,120

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $37,472 or 0.1% of total net assets.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	At March 31, 2010, $104,719 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

TIPS -	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$ 811,336
Gross unrealized depreciation	(2,830,374)

Net unrealized appreciation (depreciation)	$(2,019,038)

Cost for federal income tax purposes	$52,844,831

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Mortgage Securities Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Mortgage Securities Portfolio’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,712,507	–	3,177,110	535,397
Collateralized Mortgage Obligations	5,764,432	–	5,764,432	–
Commercial Mortgage-Backed Securities	3,544,901	–	3,544,901	–
Mortgage-Backed Securities	19,880,435	–	19,880,435	–
U.S. Government and Agencies	1,418,381	–	1,418,381	–
Options Purchased	6,875	6,875	–	–
Short-Term Investments	16,498,262	–	16,498,262	–
Total	$50,825,793	$6,875	$50,283,521	$535,397

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	2,203	2,203	–	–
Total Liability Derivatives	$2,203	$2,203	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Mortgage Securities Portfolio.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2010
Long-Term Fixed Income
Asset-Backed Securities	419,301	–	–	127,866	(11,170)	–	–	535,397
Total	$419,301	$–	$–	$127,866	($11,170)	$–	$–	$535,397

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	5	June 2010	$583,453	$581,250	($2,203)
Total Futures Contracts					($2,203)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Money Market Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Principal Amount	Commercial Paper (56.9%)[a]	Value
Banking-Domestic (7.9%)
	BNP Paribas Finance, Inc.
2,000,000	0.170%, 4/22/2010[b]	1,999,802
2,200,000	0.210%, 4/29/2010[b]	2,199,641
2,000,000	0.220%, 5/19/2010[b]	1,999,413
	Liberty Street Funding, LLC
2,000,000	0.200%, 4/16/2010[b]	1,999,833
2,200,000	0.220%, 5/17/2010[b]	2,199,381
1,900,000	0.260%, 6/24/2010[b]	1,898,847
	Societe Generale North America, Inc.
805,000	0.140%, 4/1/2010[b]	805,000
	Variable Funding Capital Company, LLC
2,000,000	0.200%, 4/27/2010[b]	1,999,711
2,200,000	0.220%, 5/26/2010[b]	2,199,261

	Total Banking-Domestic	17,300,889

Brokerage (2.6%)
	Franklin Resources, Inc.
2,250,000	0.190%, 4/6/2010	2,249,941
2,230,000	0.220%, 4/13/2010	2,229,836
1,200,000	0.240%, 4/15/2010	1,199,888

	Total Brokerage	5,679,665

Consumer Cyclical (6.2%)
	Golden Funding Corporation
2,275,000	0.330%, 4/27/2010[b]	2,274,457
2,275,000	0.330%, 4/28/2010[b]	2,274,437
2,200,000	0.350%, 5/10/2010[b]	2,199,166
	Toyota Credit Canada, Inc.
2,200,000	0.250%, 4/19/2010	2,199,725
2,200,000	0.260%, 4/28/2010	2,199,571
	Wal-Mart Funding Corporation
2,605,000	0.190%, 4/12/2010[b]	2,604,849

	Total Consumer Cyclical	13,752,205

Consumer Non-Cyclical (2.5%)
	Nestle Capital Corporation
1,070,000	0.120%, 4/16/2010[b]	1,069,946
	Nestle Finance International, Ltd.
2,200,000	0.170%, 5/3/2010[b]	2,199,668
2,200,000	0.240%, 6/30/2010[b]	2,198,680

	Total Consumer Non-Cyclical	5,468,294

Energy (1.7%)
	ENI Coordination Center SA
2,045,000	0.190%, 4/9/2010[b]	2,044,914
	Total Capital
1,750,000	0.200%, 5/26/2010[b]	1,749,465

	Total Energy	3,794,379

Finance (29.5%)
	Barton Capital Corporation
2,000,000	0.200%, 4/5/2010[b]	1,999,956
2,500,000	0.210%, 4/23/2010[b]	2,499,679
2,000,000	0.210%, 4/26/2010[b]	1,999,708
	Bryant Park Funding, LLC
2,200,000	0.210%, 4/21/2010[b]	2,199,743
	Chariot Funding, LLC
2,250,000	0.210%, 5/17/2010[b]	2,249,396
	Falcon Asset Securitization Corporation
2,250,000	0.210%, 5/18/2010[b]	2,249,383

Principal Amount	Commercial Paper (56.9%)[a]	Value
Finance (29.5%) - continued
	ING US Funding, LLC
2,200,000	0.250%, 6/28/2010[b]	2,198,656
	Jupiter Securitization Corporation
2,200,000	0.200%, 4/19/2010[b]	2,199,780
2,100,000	0.180%, 4/23/2010[b]	2,099,769
2,200,000	0.200%, 4/28/2010[b]	2,199,670
	Nordea North America, Inc.
2,100,000	0.180%, 4/20/2010[b]	2,099,801
	Old Line Funding, LLC
2,200,000	0.160%, 4/14/2010[b]	2,199,873
2,000,000	0.230%, 5/17/2010[b]	1,999,412
	Park Avenue Receivables Corporation
2,200,000	0.200%, 4/27/2010[b]	2,199,682
2,200,000	0.200%, 4/28/2010[b]	2,199,670
	Private Export Funding Corporation
2,250,000	0.190%, 5/13/2010	2,249,501
	Straight-A Funding, LLC
2,310,000	0.160%, 4/13/2010	2,309,877
2,610,000	0.160%, 4/14/2010	2,609,849
2,500,000	0.160%, 4/15/2010	2,499,844
2,300,000	0.160%, 4/16/2010	2,299,847
3,115,000	0.170%, 4/20/2010	3,114,721
3,600,000	0.170%, 4/22/2010	3,599,643
1,500,000	0.180%, 5/5/2010	1,499,745
2,250,000	0.180%, 5/6/2010	2,249,606
1,800,000	0.200%, 5/11/2010	1,799,600
2,000,000	0.200%, 5/12/2010	1,999,545
2,000,000	0.200%, 5/17/2010	1,999,489
	Thunder Bay Funding, LLC
2,000,000	0.180%, 4/7/2010[b]	1,999,940
2,200,000	0.160%, 4/14/2010[b]	2,199,873

	Total Finance	65,025,258

Foreign (1.0%)
	IBRD Discount Notes
2,200,000	0.200%, 4/26/2010	2,199,694

	Total Foreign	2,199,694

U.S. Government and Agencies (0.4%)
	Federal Home Loan Mortgage Corporation Discount Notes
900,000	0.210%, 7/23/2010	899,407

	Total U.S. Government and Agencies	899,407

U.S. Municipals (5.1%)
	Alaska Housing Finance Corporation
1,850,000	0.250%, 4/8/2010	1,849,910
5,500,000	0.250%, 5/6/2010	5,498,663
3,800,000	0.250%, 5/12/2010	3,798,918

	Total U.S. Municipals	11,147,491

	Total Commercial Paper	125,267,282

Shares	Other Mutual Funds (0.7%)	Value
15,000	AIM Investments Institutional Government and Agency Portfolio	15,000
1,438,000	Barclays Prime Money Market Fund	1,438,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Money Market Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Shares	Other Mutual Funds (0.7%)	Value
150,000	DWS Money Market Series	150,000

	Total Other Mutual Funds	1,603,000

Principal Amount	Variable Rate Notes (44.7%)[a]	Value
Banking-Domestic (19.9%)
	American Express Bank, FSB
4,300,000	1.080%, 4/12/2010[b,c]	4,327,002
	Bank of America NA
3,800,000	0.287%, 6/14/2010[b,c]	3,801,888
6,360,000	0.458%, 6/23/2010[b,c]	6,372,017
	Bank of New York Mellon
3,000,000	0.334%, 4/23/2010[c]	3,000,260
	Citigroup Funding, Inc.
9,610,000	0.349%, 4/30/2010[b,c]	9,611,809
800,000	1.299%, 5/7/2010[b,c]	800,707
	J.P. Morgan Chase & Company
6,380,000	0.381%, 4/1/2010[b]	6,380,000
	U.S. Bancorp
4,800,000	0.652%, 6/4/2010[c]	4,803,701
	U.S. Central Federal Credit Union
4,750,000	0.251%, 4/19/2010[b,c]	4,750,000

	Total Banking-Domestic	43,847,384

Banking-Foreign (1.9%)
	Rabobank Nederland
2,000,000	0.651%, 5/19/2010[c,d]	2,001,263
	Royal Bank of Canada
2,200,000	0.272%, 6/8/2010[c]	2,200,093

	Total Banking-Foreign	4,201,356

Finance (2.7%)
	General Electric Capital Corporation
5,850,000	0.336%, 6/11/2010[b,c]	5,858,083

	Total Finance	5,858,083

U.S. Government and Agencies (19.2%)
	Federal Home Loan Banks
2,000,000	0.145%, 4/20/2010[c]	1,999,192
	Federal Home Loan Mortgage Corporation
6,994,000	0.231%, 4/16/2010[c]	6,996,494
3,840,000	0.197%, 4/19/2010[c]	3,837,126
8,000,000	0.232%, 6/3/2010[c]	7,999,217
4,800,000	0.324%, 6/9/2010[c]	4,805,262
6,395,000	0.252%, 6/24/2010[c]	6,395,000
	Federal National Mortgage Association
8,000,000	0.141%, 4/13/2010[c]	7,998,419
2,200,000	0.197%, 4/19/2010[c]	2,198,690

	Total U.S. Government and Agencies	42,229,400

U.S. Municipals (1.0%)
	Oregon Health and Science University Revenue Bonds
2,055,000	0.300%, 4/6/2010[b]	2,055,000

	Total U.S. Municipals	2,055,000

	Total Variable Rate Notes	98,191,223

	Total Investments (at amortized cost) 102.3%	$225,061,505

	Other Assets and Liabilities, Net (2.3)%	(5,045,782)

	Total Net Assets 100.0%	$220,015,723

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2010, the value of these investments was $2,001,263 or 0.9% of total net assets.

Cost for federal income tax purposes	$225,061,505

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Money Market Portfolio

Schedule of Investments as of March 31, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2010, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value, as discussed in the Notes to Financial Statements.

Security Type and Industry	Total	Level 1	Level 2	Level 3
Commercial Paper
Banking-Domestic	17,300,889	–	17,300,889	–
Brokerage	5,679,665	–	5,679,665	–
Consumer Cyclical	13,752,205	–	13,752,205	–
Consumer Non-Cyclical	5,468,294	–	5,468,294	–
Energy	3,794,379	–	3,794,379	–
Finance	65,025,258	–	65,025,258	–
Foreign	2,199,694	–	2,199,694	–
U.S. Government and Agencies	899,407	–	899,407	–
U.S. Municipals	11,147,491	–	11,147,491	–
Other Mutual Funds	1,603,000	1,603,000	–	–
Variable Rate Notes
Banking-Domestic	43,847,384	–	43,847,384	–
Banking-Foreign	4,201,356	–	4,201,356	–
Finance	5,858,083	–	5,858,083	–
U.S. Government and Agencies	42,229,400	–	42,229,400	–
U.S. Municipals	2,055,000	–	2,055,000	–
Total	$225,061,505	$1,603,000	$223,458,505	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

Notes to Schedule of Investments

As of March 31, 2010

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Directors and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Portfolios, other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Portfolio are determined once per week using prices supplied by the Portfolios’ independent pricing service. Money Market Portfolio and the Portfolios’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Portfolio’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the foreign currency contract increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an

184

Notes to Schedule of Investments

As of March 31, 2010

(unaudited)

unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Portfolio has purchased an option, exercised that option, and the counterparty does not buy or sell the Portfolio’s underlying asset as required. In the case where the Portfolio has sold an option, the Portfolio does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Portfolio’s collateral posting requirements. As the written option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static Portfolios of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Portfolio’s Schedule of Investments for additional information.

Additional information for the Portfolios’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolios’ most recent annual or semiannual shareholder report.

185

Item 2.	Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 25, 2010	THRIVENT SERIES FUND, INC.

	By:	/S/ RUSSELL W. SWANSEN
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 25, 2010	By:	/S/ RUSSELL W. SWANSEN
Russell W. Swansen
President

Date: May 25, 2010	By:	/S/ GERARD V. VAILLANCOURT
Gerard V. Vaillancourt
Treasurer